                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                              File No. 002-13017
                                                              File No. 811-00750

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 /X/

         Pre-Effective Amendment No. ___                                / /

         Post-Effective Amendment No. 128                               /X/

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         /X/

         Amendment No. 128
                        (Check appropriate box or boxes)

                         DELAWARE GROUP EQUITY FUNDS II
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

            2005 Market Street, Philadelphia, Pennsylvania 19103-7094
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:               (800) 523-1918

     David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
--------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

Approximate Date of Public Offering:                              March 30, 2006

It is proposed that this filing will become effective:

            immediately upon filing pursuant to paragraph (b)
-----------
     X      on March 30, 2006 pursuant to paragraph (b)
-----------
            60 days after filing pursuant to paragraph (a) (1)
-----------
            on (date) pursuant to paragraph (a)(1)
-----------
            75 days after filing pursuant to paragraph (a) (2)
-----------
            on (date) pursuant to paragraph (a)(2) of Rule 485
-----------

If appropriate:

---------      This post-effective amendment designates a new effective date for a previously filed post-effective amendment

                             --- C O N T E N T S ---

This  Post-Effective  Amendment  No.  128 to  Registration  File  No.  002-13017
includes the following:

         1.       Facing Page

         2.       Contents Page

         3.       Part A - Prospectuses

         4.       Part B - Statement of Additional Information

         5.       Part C - Other Information

         6.       Signatures

         7.       Exhibits

                                                     [DELAWARE INVESTMENTS LOGO]
VALUE-EQUITY

Prospectus        MARCH 30, 2006

                  DELAWARE LARGE CAP VALUE FUND
                  CLASS A |X| CLASS B |X| CLASS C |X| CLASS R

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
       SECURITIES OR PASSED UPON THE ACCURACY OF THIS PROSPECTUS, AND ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Fund profile                                         page     2
Delaware Large Cap Value Fund

How we manage the Fund                               page     7
Our investment strategies                                     7
The securities we typically invest in                         8
The risks of investing in the Fund                            9
Disclosure of portfolio holdings information                  10

Who manages the Fund                                 page     10
Investment manager                                            10
Portfolio managers                                            10
Who's who?                                                    11

About your account                                   page     12
Investing in the Fund                                         12
   Choosing a share class                                     12
   Dealer compensation                                        15
How to reduce your sales charge                               17
How to buy shares                                             21
Fair valuation                                                22
Retirement plans                                              22
Document delivery                                             22
How to redeem shares                                          23
Account minimums                                              24
Special services                                              25
Frequent trading of Fund shares                               26
Dividends, distributions and taxes                            28
Certain management considerations                             28
Manager of managers structure                                 29

Financial highlights                                 page     30

Glossary                                             page     33

Additional Information                               page     27

Profile: Delaware Large Cap Value Fund

What is the Fund's goal?
Delaware Large Cap Value Fund seeks long-term capital appreciation. Although the
Fund will strive to meet its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
Under normal circumstances,  the Fund will invest at least 80% of its net assets in securities of  large-capitalization  companies (the "80%  policy").  The Fund
currently   defines   large-capitalization   stocks   as   those   with   market
capitalizations of $5 billion or greater at the time of purchase.  Typically, we seek to select  securities  we believe  are  undervalued  in  relation  to their intrinsic  value as indicated by multiple  factors,  including  the earnings and cash  flow  potential  or the asset  value of the  respective  issuers.  We also consider a company's  plans for future  operations on a selective  basis. We may sell a security if we no longer believe the security will  contribute to meeting the  investment  objective  of the Fund.  The  Fund's  80% policy can be changed without shareholder approval.  However,  shareholders would be given at least 60 days notice prior to any change.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will  increase  and  decrease  according to changes in the value of the securities  in the Fund's  portfolio.  This Fund will be affected by declines in stock and bond  prices  which  could be  caused  by a drop in the stock  market, interest  rate  changes,  problems  in the  economy  or  poor  performance  from particular companies or industries.

For a more complete  discussion  of risk,  please see "The risks of investing in the Fund" on page 9.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Fund
o    Investors with long-term financial goals.
o    Investors seeking growth potential combined with regular income.
o    Investors  seeking  supplemental  quarterly  income from an investment that also offers possible protection against inflation.

Who should not invest in the Fund

o    Investors with short-term financial goals.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short term.
o    Investors seeking an investment primarily in fixed-income securities.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

                                       2

How has Delaware Large Cap Value Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual  returns for the Fund's Class A shares have varied over the past ten calendar  years,  as well as the average annual returns of Class A,
B, C and R shares for one-year,  five-year and ten-year or lifetime periods,  as applicable.  The  Fund's  past  performance  (before  and  after  taxes)  is not necessarily an indication of how it will perform in the future.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR-BY-YEAR TOTAL RETURN (CLASS A)]

Year-by-year total return (Class A)

------ ------ ----- ------ ----- ------ ------- ------ ----- ------
 1996   1997   1998  1999   2000  2001    2002   2003   2004  2005
------ ------ ----- ------ ----- ------ ------- ------ ----- ------
20.31% 29.71% 9.87% -3.66% 9.48% -3.84% -19.03% 27.69% 9.99% 2.89%
------ ------ ----- ------ ----- ------ ------- ------ ----- ------

During the periods  illustrated in this bar chart,  Class A's highest  quarterly return was 17.36% for the quarter  ended June 30, 2003 and its lowest  quarterly return was - 18.85% for the quarter ended September 30, 2002.

The maximum Class A sales charge of 5.75%,  which is normally  deducted when you purchase shares, is not reflected in the total returns in the previous paragraph or in the bar chart.  If this fee were included,  the returns would be less than those shown.  The average  annual  returns  shown in the table below include the sales charge.

Average annual returns for periods ending 12/31/05
-------------------------------------------- --------- -------- ----------

-------------------------------------------- --------- -------- ----------
Class A return before taxes                   (3.05%)    1.18%      6.73%
-------------------------------------------- --------- -------- ----------
Class A return after taxes on distributions   (4.46%)    0.63%      4.63%
-------------------------------------------- --------- -------- ----------
Class A return after taxes on distributions
  and sale of Fund shares                     (0.75%)    0.82%      4.74%
-------------------------------------------- --------- -------- ----------
Class B return before taxes*                  (1.69%)    1.20%      6.69%
-------------------------------------------- --------- -------- ----------
Class C return before taxes*                   1.14%     1.63%      6.54%
-------------------------------------------- --------- -------- ----------
Class R return before taxes                    2.59%      N/A      10.16%
-------------------------------------------- --------- -------- ----------
Russell 1000(R)Value Index (reflects no
  deduction for fees, expenses or
  taxes)***                                    7.05%     5.28%     10.94%
-------------------------------------------- --------- -------- ----------
S&P 500 Index (reflects no deduction for
  fees, expenses or taxes)                     4.91%     0.54%      9.07%
-------------------------------------------- --------- -------- ----------

The Fund's  returns  above are compared to the  performance  of the Russell 1000
Value Index and the S&P 500 Index.  The Russell  1000 Value Index  measures  the performance of the companies in the Russell 1000 Index with lower  price-to-book ratios and lower  forecasted  growth rates.  The Russell 1000 Index measures the
1,000 largest U.S. companies based on total market  capitalization.  The S&P 500
Index  consists  of widely  held  common  stocks and is often used to  represent performance of the U.S. stock market. You should remember that, unlike the Fund, each index is  unmanaged  and does not reflect the actual  costs of  operating a mutual  fund,  such as the costs of  buying,  selling  and  holding  securities.
Maximum sales charges are included in the Fund returns shown above.

After-tax  performance  is  presented  only for Class A shares of the Fund.  The after-tax  returns for other Fund  classes may vary.  Actual  after-tax  returns depend on the  investor's  individual  tax  situation  and may  differ  from the
returns  shown.   After-tax   returns  are  not  relevant  for  shares  held  in
tax-deferred  investment  vehicles such as  employer-sponsored  401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest  individual  federal  marginal income tax rates in effect during the periods  presented  and do not reflect the impact of state and local taxes.  The after-tax rate used is based on the current tax characterization of the elements of the Fund's returns (e.g.,  qualified vs. non-qualified  dividends) and may be
different  than  the  final  tax   characterization   of  such  elements.   Past
performance, both before and after taxes, is not a guarantee of future results.

*    Total returns  assume  redemption of shares at end of period.  The ten-year returns for Class B shares reflect conversion to Class A shares after eight years. If shares were not redeemed, the returns for Class B would be 2.11%,
     1.62%  and  6.69%  for  the  one-year,   five-year  and  ten-year  periods,
     respectively. If shares were not redeemed, the returns for Class C would be
     2.09%,  1.63% and 6.54% for the one-year,  five-year and ten-year  periods, respectively

**   Lifetime  returns  are shown if the Fund or Class  existed for less than 10 years.  The  inception  date for the Class R shares of the Fund was June 2,
     2003. The Russell 1000 Value Index and the S&P 500 Index returns are for 10 years.  Both indexes report  returns on a monthly basis.  The index returns for the  Russell  1000  Value  Index  and the S&P 500 Index for the Class R
     lifetime  period  were 16.13% and 12.40%,  respectively.  The Russell  1000
     Value Index and the S&P 500 Index returns for Class R lifetime  reflect the returns from June 30, 2003 through December 31, 2005.

                                       3

***  The Russell 1000 Value Index is  replacing  the S&P 500 Index as the Fund's benchmark.  The investment  manager believes the composition of the Russell
     1000 Value Index better reflects the Fund's investments.  The S&P 500 Index may be excluded from this comparison in the future.

                                       4

What are the Fund's fees and expenses?

---------------------------------- --------------------------------------------------- ---------- ----------- -------- -----------
Sales charges are fees paid        CLASS                                                       A           B        C           R
directly from your investments     --------------------------------------------------- ---------- ----------- -------- -----------
when you buy or sell shares of     Maximum sales charge (load) imposed on purchases       5.75%        none     none        none
the Fund.  You do not pay sales    as a percentage of offering price
charges when you buy or sell       --------------------------------------------------- ---------- ----------- -------- -----------
Class R shares.                    Maximum contingent deferred sales charge (load)         none(1)    4.00%(2) 1.00%(3)     none
                                   as a percentage of original purchase price or
                                   redemption price, whichever is lower
                                   --------------------------------------------------- ---------- ----------- -------- -----------
                                   Maximum sales charge (load) imposed on reinvested       none        none     none        none
                                   dividends
                                   --------------------------------------------------- ---------- ----------- -------- -----------
                                   Redemption fees                                         none        none     none        none
                                   --------------------------------------------------- ---------- ----------- -------- -----------
                                   Exchange fees                                           none        none     none        none
---------------------------------- --------------------------------------------------- ---------- ----------- -------- -----------

---------------------------------- -------------------------------------------------- ---------- ----------- -------- ------------
Annual fund operating expenses     Management fees                                        0.60%       0.60%    0.60%       0.60%
are deducted from the Fund's       -------------------------------------------------- ---------- ----------- -------- ------------
assets.                            Distribution and service (12b-1) fees                  0.27%(4)    1.00%    1.00%       0.60%(5)
---------------------------------- -------------------------------------------------- ---------- ----------- -------- ------------
                                   Other expenses                                         0.28%       0.28%    0.28%       0.28%
---------------------------------- -------------------------------------------------- ---------- ----------- -------- ------------
                                   Total operating expenses                               1.15%       1.88%    1.88%       1.48%
---------------------------------- -------------------------------------------------- ---------- ----------- -------- ------------
                                   Fee Waivers & Payments                                   N/A         N/A      N/A      (0.10%)(5)
---------------------------------- -------------------------------------------------- ---------- ----------- -------- ------------
                                   Net expenses                                           1.15%       1.88%    1.88%       1.38%
---------------------------------- -------------------------------------------------- ---------- ----------- -------- ------------

---------------------------------- ----------- ---------- ---------- ------------------ ----------- ---------------- -------------
This example is intended to help   CLASS(6)            A       B(7)               B(7)           C                  C             R
you compare the cost of                                                  (if redeemed)                  (if redeemed)
investing in the Fund to the       ----------- ---------- ---------- ------------------ ----------- ------------------ -------------
cost of investing in other         1 year           $685       $191               $591        $191               $291          $141
mutual funds with similar          ----------- ---------- ---------- ------------------ ----------- ------------------ -------------
investment objectives. We show     3 years          $919       $591               $866        $591               $591          $458
the cumulative amount of Fund      ----------- ---------- ---------- ------------------ ----------- ------------------ -------------
expenses on a hypothetical         5 years        $1,172     $1,016             $1,241      $1,016             $1,016          $798
investment of $10,000 with an      ----------- ---------- ---------- ------------------ ----------- ------------------ -------------
annual 5% return over the time     10 years       $1,892     $2,011             $2,011      $2,201             $2,201        $1,760
shown.(6) For Class R shares,      -------------------------------------------------------------------------------------------------
this example reflects the net
operating expenses with expense
waivers for the one-year
contractual period and the total
operating expenses without
waivers for years two through
10.  For Class A, B and C
shares, this example assumes
that the Fund's total operating
expenses remain unchanged in
each of the periods shown. This
is an example only, and does not
represent future expenses, which
may be greater or less than
those shown here.
---------------------------------- -------------------------------------------------------------------------------------------------

(1)  A purchase of Class A shares of $1 million or more may be made at net asset value.  However,  if you buy the shares through a financial  advisor who is paid a commission, a contingent deferred sales charge will apply to certain redemptions made within two years of purchase.  Additional Class A purchase options that involve a  contingent  deferred  sales charge may be permitted from  time to time  and will be  disclosed  in the  Prospectus  if they are available.

(2)  If you redeem Class B shares during the first year after you buy them,  you will pay a contingent  deferred  sales charge of 4.00%,  which  declines to
     3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter.

(3)  Class C shares  redeemed within one year of purchase are subject to a 1.00%
     contingent deferred sales charge.

                                       5

(4)  The Board of Trustees adopted a formula for calculating 12b-1 plan expenses that went into  effect on May 2,  1994.  Under  this  formula,  12b-1  plan expenses for Class A shares will not be more than 0.30% or less than 0.10%.

(5)  The Fund's  Distributor  has  contracted to limit the Class R shares' 12b-1 fee  through  March 31,  2007 to no more than  0.50% of  average  daily net assets.

(6)  The  Fund's  actual  rate  of  return  may be  greater  or  less  than  the hypothetical 5% return we use here.

(7)  The Class B example  reflects the  conversion  of Class B shares to Class A shares  after  eight  years.  Information  for the ninth  and  tenth  years reflects expenses of the Class A shares.

                                       6

How we manage the Fund

Our investment strategies
We research  individual  companies and analyze  economic and market  conditions, seeking to identify the securities that we believe are the best  investments for the Fund.  Following  are  descriptions  of how the  portfolio  management  team pursues the Fund's investment goals.

     We  take  a  disciplined   approach  to  investing,   combining  investment
     strategies and risk management  techniques that can help  shareholders meet their goals.

The Fund invests primarily in securities of large-capitalization  companies that
we  believe  have  long-term  capital  appreciation   potential.   We  follow  a
value-oriented  investment  philosophy in selecting  stocks for the Fund using a research-intensive approach that considers factors such as:

o    a security  price that  reflects  a market  valuation  that is judged to be below the estimated present or future value of the company;
o    favorable earnings growth prospects;
o    expected above-average return on equity and dividend yield;
o    the financial condition of the issuer; and
o    various qualitative factors.

We may sell a security if we no longer  believe the security will  contribute to meeting the investment  objective of the Fund. In considering  whether to sell a security,  we may  evaluate,  among  other  things,  the  condition  of the U.S.
economy, the condition of foreign economies,  meaningful changes in the issuer's financial  condition,  and changes in the  condition and outlook in the issuer's industry sector.

The Fund's investment objective is non-fundamental. This means that the Board of
Trustees may change the Fund's objective without obtaining shareholder approval.
If the objective were changed, we would notify shareholders before the change in the objective became effective.

                                       7

The securities we typically invest in
Stocks generally offer investors the potential for capital appreciation, and may pay dividends as well.

---------------------------------------- -------------------------------------------
              Securities                              How we use them
---------------------------------------- -------------------------------------------
Common stocks: Securities that           Generally, we will invest at least 80%
represent shares of ownership in a       of the Fund's net assets in equity
corporation. Stockholders participate    securities.
in the corporation's profits and
losses proportionate to the number of
shares they own.
---------------------------------------- -------------------------------------------
American Depositary Receipts (ADRs):     We may invest without limitation in
ADRs are issued through a U.S. bank      ADRs.  We may hold ADRs when we believe
and represent the bank's holdings of a   they offer greater appreciation potential
stated number of shares of a foreign     than U.S. securities.
corporation. An ADR entitles the
holder to all dividends and capital
gains earned by the underlying foreign
shares.  ADRs are typically bought and
sold on U.S. securities exchanges the
same way as other U.S. securities.
---------------------------------------- -------------------------------------------
Repurchase agreements: An agreement      Typically, we use repurchase agreements
between a buyer of securities, such as   as a short-term investment for the Fund's
the Fund, and a seller of securities,    cash position. In order to enter into
in which the seller agrees to buy the    these repurchase agreements, the Fund
securities back within a specified       must have collateral of 102% of the
time at the same price the buyer paid    repurchase price.  The Fund will only
for them, plus an amount equal to an     enter into repurchase agreements in which
agreed upon interest rate. Repurchase    the collateral is comprised of U.S.
agreements are often viewed as           government securities.
equivalent to cash.
---------------------------------------- -------------------------------------------
Restricted securities: Privately         We may invest in privately placed
placed securities whose resale is        securities, including those that are
restricted under U.S. securities laws.   eligible for resale only among certain
                                         institutional buyers without
                                         registration, commonly known as "Rule
                                         144A Securities." Restricted securities
                                         that are determined to be illiquid may
                                         not exceed the Fund's 10% limit on
                                         illiquid securities, which is described
                                         below.
---------------------------------------- -------------------------------------------
Illiquid securities: Securities that     We may invest up to 10% of the Fund's net
do not have a ready market, and cannot   assets in illiquid securities.
be easily sold within seven days at
approximately the price at which a
fund has valued them.  Illiquid
securities include repurchase
agreements maturing in more than seven
days.
---------------------------------------- -------------------------------------------

The Fund is  permitted  to invest in all  available  types of equity  securities including preferred stocks, rights and warrants and convertible securities.  The
Fund may also  invest in  fixed-income  securities  and enter into  futures  and
options  transactions  for  hedging  purposes.   Please  see  the  Statement  of
Additional Information (SAI) for additional  descriptions of these securities as well as those listed in the table above.

Lending  securities  The  Fund  may lend up to 25% of its  assets  to  qualified brokers,  dealers  and  institutional  investors  for  use in  their  securities transactions. These transactions may generate additional income for the Fund.

Borrowing from banks The Fund may borrow money from banks as a temporary measure for  extraordinary  purposes  or to  facilitate  redemptions.  The Fund  will be required  to pay  interest to the lending  banks on the amounts  borrowed.  As a result,  borrowing  money  could  result  in the Fund  being  unable to meet its investment objective.

Temporary defensive  positions For temporary  defensive purposes,  we may hold a substantial  part of the  Fund's  assets  in cash  or  cash  equivalents.  These investments may not be consistent with the Fund's investment  objective.  To the extent that the Fund holds these investments,  the Fund may be unable to achieve its investment objective.

Portfolio turnover
We anticipate that the Fund's annual portfolio turnover will not exceed 100%. It is possible,  however,  that portfolio turnover will be higher than expected.  A turnover rate of 100% would occur if, for example, a fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or  frequently traded a single  security.  A high rate of  portfolio  turnover  in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

                                       8

The risks of investing in the Fund

Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest.  Before you invest in the Fund,  you should carefully  evaluate  the risks.  Because  of the nature of the Fund,  you should consider your investment to be a long-term  investment  that typically  provides the best results when held for a number of years.  The table below describes the chief  risks you  assume  when  investing  in the Fund.  Please  see the SAI for further discussion of these risks and other risks not discussed here.

--------------------------------------- -----------------------------------
                Risks                      How we strive to manage them
--------------------------------------- -----------------------------------
Market risk is the risk that all or a   We maintain a long-term
majority of the securities in a         investment approach and focus on
certain market - like the stock or      securities that we believe can
bond market - will decline in value     appreciate over an extended
because of factors such as economic     period of time regardless of
conditions, future expectations or      interim market fluctuations. We
investor confidence.                    do not try to predict overall
                                        stock market movements and though
                                        we may hold securities for any
                                        amount of time, we generally do
                                        not trade for short-term purposes.
--------------------------------------- -----------------------------------
Industry and security risk  Industry    We limit the amount of the Fund's
risk is the risk that the value of      assets invested in any one
securities in a particular industry     industry and in any individual
will decline because of changing        security.  We also follow a
expectations for the performance of     rigorous selection process before
that industry.  Securities risk is      choosing securities for the
the risk that the value of an           portfolio.
individual stock or bond will decline
because of changing expectations for
the performance of the individual
company issuing the stock or bond.
--------------------------------------- -----------------------------------
Foreign risk is the risk that foreign   We typically invest only a small
securities may be adversely affected    portion of the Fund's portfolio
by political instability, changes in    in foreign corporations through
currency exchange rates, foreign        ADRs.  When we do purchase ADRs,
economic conditions or inadequate       they are generally denominated in
regulatory and accounting standards.    U.S. dollars and traded on U.S.
                                        stock exchanges.
--------------------------------------- -----------------------------------
Liquidity risk is the possibility       We limit exposure to illiquid
that securities cannot be readily       securities to no more than 10% of
sold within seven days at               the Fund's net assets.
approximately the price that a fund
has valued them.
--------------------------------------- -----------------------------------

Disclosure of portfolio holdings information
A  description  of the  Fund's  policies  and  procedures  with  respect  to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

                                       9

Who manages the Fund

Investment manager
The Fund is  managed  by  Delaware  Management  Company,  a series  of  Delaware
Management   Business  Trust,  which  is  an  indirect  subsidiary  of  Delaware
Management Holdings, Inc. Delaware Management Company makes investment decisions
for  the  Fund,   manages  the  Fund's  business   affairs  and  provides  daily
administrative  services.  For its services to the Fund, the manager was paid an aggregate fee of 0.60% of average daily net assets for the last fiscal year.

A  discussion  of the basis for the Board of  Trustees'  approval  of the Fund's investment  advisory  contract is available in the Fund's  semiannual  report to shareholders for the period ended May 31, 2005.

Portfolio managers
D. Tysen Nutt, Jr.,  Jordan L. Irving,  Anthony A. Lombardi and Robert A. Vogel,
Jr. have primary  responsibility for making day-to-day  investment decisions for the Fund. Messrs.  Nutt, Irving,  Lombardi and Vogel assumed  responsibility for the Fund on March 28, 2005.

D. Tysen Nutt,  Jr.,  Senior Vice  President/Senior  Portfolio  Manager,  joined
Delaware  Investments in 2004.  Prior to that, Mr. Nutt graduated from Dartmouth
College with a BA. Mr. Nutt began his  investment  career in 1983 at Dean Witter
Reynolds where he advanced to Vice  President,  Investments.  In 1988, he joined investment  advisor Van Deventer & Hoch (V&H),  where he managed large cap value portfolios for both institutions and private clients. As a Senior Vice President at V&H, he was a member of the firm's  Management  Committee  and  directed  new business  development in addition to his portfolio  management  duties. Mr. Nutt moved to Merrill Lynch Investment Managers in 1994 and later served as leader of the U.S.  Active  Large Cap  Value  Team,  managing  mutual  funds and  separate accounts for institutions  and private  clients.  He is a member of the New York
Society of Security Analysts and the CFA Institute.

Jordan L. Irving,  Vice  President/Senior  Portfolio  Manager,  joined  Delaware
Investments in 2004.  Prior to that, Mr. Irving  graduated from Yale  University with a BA in American  Studies and earned a Special Diploma in Social Studies at
Oxford  University  the  following  year.  He joined  Merrill  Lynch  Investment
Managers  (MLIM) as a Portfolio  Manager in 1998.  In 2004,  Mr.  Irving  joined
Delaware Investments as Vice President/Senior  Portfolio Manager.  While working for MLIM,  Mr.  Irving  competed  for The United  States  National  Rowing Team, winning a gold medal at the 1997 World  Rowing  Championships  in  Aiguebelette,
France.

Anthony A. Lombardi,  Vice President/Senior  Portfolio Manager,  joined Delaware
Investments  in  2004.  Prior to  that,  Mr.  Lombardi  graduated  from  Hofstra
University  with a BBA  and  MBA in  Finance.  Mr.  Lombardi's  first  financial services  position was as an Investment  Analyst with  Crossland  Savings,  FSB,
Brooklyn,  NY from 1989 to 1990. He started at Dean Witter  Reynolds,  Inc. as a
Research Assistant in 1990 and rose to the position of Vice President,  Research
Analyst,  which he held  from  1993 to 1997.  He then  moved  to  Merrill  Lynch
Investment  Managers (MLIM) in 1998,  joining the Capital  Management Group, and became a Portfolio Manager with the U.S. Active Large Cap Value Team in 2000. He departed MLIM as a Director. Mr. Lombardi is a CFA charterholder and a member of the New York Society of Security Analysts.

Robert A. Vogel, Jr., Vice President/Senior  Portfolio Manager,  joined Delaware
Investments in 2004.  Prior to that, Mr. Vogel  graduated from Loyola College in
Maryland,  earning  both his BBA and MS in  Finance.  He  earned  his MBA with a concentration  in Finance at the Wharton School of Business at the University of
Pennsylvania.  Mr. Vogel  started his financial  services  career as a Financial
Consultant with Merrill Lynch in 1992. He then moved to Merrill Lynch Investment
Managers  (MLIM) in 1997,  joining the Capital  Management  Group,  and became a
Portfolio Manager with the U.S. Active Large Cap Value Team in 1998. He departed
MLIM as a Director.  In 2004,  Mr. Vogel  joined  Delaware  Investments  as Vice
President/Senior  Portfolio  Manager.  Mr.  Vogel is a CFA  charterholder  and a member of the New York  Society  of  Security  Analysts  and the CFA  Society of
Philadelphia.

The SAI  for the  Fund  provides  additional  information  about  the  portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of Fund shares.

                                       10

Who's who?

This diagram shows the various organizations involved in managing, administering and servicing the Delaware Investments(R)Funds.

[GRAPHIC  OMITTED:  DIAGRAM  SHOWING THE  VARIOUS  ORGANIZATIONS  INVOLVED  WITH
MANAGING, ADMINISTERING AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

 Investment Manager                          Board of Trustees                JPMorgan Chase Bank
 Delaware Management Company                                                  4 Chase Metrotech Center
 2005 Market Street                          The Funds                        Brooklyn, NY 11245
 Philadelphia, PA 19103-7094

                                   Distributor                        Service agent
                                   Delaware Distributors, L.P.        Delaware Service Company, Inc.
                                   2005 Market Street                 2005 Market Street
                                   Philadelphia, PA 19103-7094        Philadelphia, PA 19103-7094

Portfolio managers                 Financial intermediary wholesaler
(see page 10 for details)          Lincoln Financial Distributors,
                                   Inc.
                                   2001 Market Street
                                   Philadelphia, PA 19103-7055

                                             Financial advisors

                                             Shareholders

Board of Trustees A mutual fund is  governed by a board of  trustees,  which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor  and others that perform  services for the fund.  Generally,  at least 40% of the board of trustees must be  independent of the fund's  investment  manager  and  distributor.  However,  the Fund relies on certain exemptive rules adopted by the SEC that require its Board of Trustees to be  comprised  of a majority of such  independent  Trustees.  These  independent
Trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company  responsible for selecting portfolio  investments  consistent with the objective and policies stated in the mutual fund's  prospectus.  The investment  manager places portfolio orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the manager performs.  Most management  contracts provide  for the manager to receive an annual fee based on a  percentage  of the fund's  average  daily net  assets.  The  manager is subject to  numerous  legal restrictions,  especially regarding transactions between itself and the funds it advises.

Portfolio  managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian   Mutual  funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place  them with a  qualified  bank  custodian  who segregates fund securities from other bank assets.

Distributor  Most  mutual  funds  continuously  offer new  shares to the  public through distributors who are regulated as broker/dealers and are subject to NASD rules governing mutual fund sales practices.

Financial  intermediary  wholesaler  Pursuant to a contractual  arrangement with
Delaware  Distributors,  L.P.,  Lincoln  Financial  Distributors,  Inc. (LFD) is
primarily   responsible   for  promoting   the  sale  of  fund  shares   through
broker/dealers, financial advisors and other financial intermediaries.

                                       11

Service agent Mutual fund  companies  employ service  agents  (sometimes  called transfer  agents) to maintain  records of  shareholder  accounts,  calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax  information,  among other  functions.  Many service agents also provide customer service to shareholders.

Financial advisors Financial advisors provide advice to their clients, analyzing
their  financial   objectives  and  recommending   appropriate  funds  or  other
investments.  Financial  advisors are associated with securities  broker/dealers who have entered into selling and/or service  arrangements with the Distributor.
Selling   broker/dealers  and  financial  advisors  are  compensated  for  their services,  generally  through sales  commissions,  and through 12b-1 fees and/or service fees deducted from the fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific  voting rights.  Material  changes in the terms of a fund's  management contract  must be approved by a  shareholder  vote,  and funds seeking to change fundamental investment policies must also seek shareholder approval.

                                       12

About your account

Investing in the Fund
You can choose from a number of share  classes for the Fund.  Because each share class has a different combination of sales charges, fees and other features, you should consult your financial  advisor to determine  which class best suits your investment goals and time frame.

Choosing a share class

CLASS A

o    Class A shares  have an up-front  sales  charge of up to 5.75% that you pay when you buy the shares.

o    If you invest $50,000 or more, your front-end sales charge will be reduced.

o    You may qualify for other  reductions  in sales  charges and under  certain circumstances  the sales  charge may be  waived,  as  described  in "How to reduce you sales charge" below.

o    Class A shares  are also  subject to an annual  12b-1 fee no  greater  than
     0.30% of average  daily net  assets,  which is lower than the 12b-1 fee for
     Class B, Class C and Class R shares. See "Dealer compensation."

o    Class A shares  generally  are not subject to a contingent  deferred  sales charge except in the limited circumstances described in the table below.

o    Class A shares generally are not available for purchase by anyone qualified to purchase Class R shares, except as described below.

Class A sales charges
The table below details your sales  charges on purchases of Class A shares.  The offering price for Class A shares includes the front-end sales charge. The sales charge as a percentage of the net amount  invested is the maximum  percentage of the amount invested  rounded to the nearest  hundredth.  The actual sales charge that you pay as a percentage  of the offering  price and as a percentage  of the net amount invested will vary depending on the then-current net asset value, the percentage rate of sales charge and rounding.

------------------------------------------------------------------------------------------------------------------
      Amount of purchase        Sales charge as % of offering price   Sales charge as % of net amount invested
------------------------------------------------------------------------------------------------------------------
       Less than $50,000                        5.75%                                   6.54%
------------------------------------------------------------------------------------------------------------------
   $50,000 but under $100,000                   4.75%                                   5.41%
------------------------------------------------------------------------------------------------------------------
  $100,000 but under $250,000                   3.75%                                   4.31%
------------------------------------------------------------------------------------------------------------------
  $250,000 but under $500,000                   2.50%                                   3.00%
------------------------------------------------------------------------------------------------------------------
 $500,000 but under $1 million                  2.00%                                   2.44%
------------------------------------------------------------------------------------------------------------------
       $1 million or more           None (Limited CDSC may apply)*          None (Limited CDSC may apply)*
------------------------------------------------------------------------------------------------------------------

* There is no  front-end  sales  charge when you  purchase $1 million or more of
Class A  shares.  However,  if the  Distributor  paid your  financial  advisor a commission  on your  purchase of $1 million or more of Class A shares,  you will have to pay a limited  contingent  deferred sales charge (Limited CDSC) of 1.00%
if you redeem  these  shares  within the first year and 0.50% if you redeem them within the second  year,  unless a specific  waiver of the charge  applies.  The
Limited CDSC will be paid to the  Distributor  and will be assessed on an amount equal to the lesser of: (1) the net asset  value at the time of  purchase of the
Class A shares being redeemed; or (2) the net asset value of such Class A shares at the time of redemption. For purposes of this formula, the "net asset value at the time of  purchase"  will be the net asset  value at  purchase of the Class A shares even if those shares are later  exchanged for shares of another  Delaware
Investments(R)Fund  and, in the event of an exchange of Class A shares, the "net asset  value of such  shares  at the time of  redemption"  will be the net asset value of the shares acquired in the exchange.  In determining  whether a Limited
CDSC is payable,  it will be assumed that shares not subject to the Limited CDSC are the first  redeemed  followed by other shares held for the longest period of time. See "Dealer compensation" below for a description of the dealer commission that is paid.
--------------------------------------------------------------------------------

                                       13

CLASS B

o    Class B shares have no up-front  sales  charge,  so the full amount of your purchase  is  invested  in the  Fund.  However,  you will pay a  contingent deferred  sales charge if you redeem your shares within six years after you buy them.

o    If you redeem Class B shares during the first year after you buy them,  the shares will be subject to a contingent  deferred sales charge of 4.00%. The contingent  deferred  sales charge is 3.25%  during the second year,  2.75%
     during the third  year,  2.25%  during the  fourth and fifth  years,  1.50%
     during the sixth year and 0% thereafter.

o    In determining  whether the  contingent  deferred sales charge applies to a redemption of Class B Shares,  it will be assumed that shares held for more than six years are redeemed first,  followed by shares acquired through the reinvestment  of  dividends  or  distributions,  and finally by shares held longest  during the six-year  period.  For further  information  on how the contingent deferred sales charge is determined,  please see "Calculation of
     Contingent Deferred Sales Charges-- Class B and Class C" below.

o    Under certain  circumstances  the  contingent  deferred sales charge may be waived; please see "Waivers of Contingent Deferred Sales Charges" below for further information.

o    For approximately  eight years after you buy your Class B shares,  they are subject to annual  12b-1 fees no  greater  than 1.00% of average  daily net assets (of which 0.25% are service fees) paid to the  Distributor,  dealers or others for providing services and maintaining shareholder accounts.

o    Because of the higher 12b-1 fees,  Class B shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A and Class R shares.

o    Approximately eight years after you buy them, Class B shares  automatically convert  into  Class A  shares  with a 12b-1  fee of no  more  than  0.30%.
     Conversion  may occur as late as three months after the eighth  anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

o    You may purchase only up to $100,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

CLASS C

o    Class C shares have no up-front  sales  charge,  so the full amount of your purchase  is  invested  in the  Fund.  However,  you will pay a  contingent deferred  sales charge of 1.00% if you redeem your shares  within 12 months after you buy them.

o    In determining  whether the  contingent  deferred sales charge applies to a redemption of Class C shares,  it will be assumed that shares held for more than 12 months are redeemed first followed by shares  acquired  through the reinvestment of dividends or distributions,  and finally by shares held for
     12 months or less. For further  information on how the contingent  deferred sales charge is determined,  please see "Calculation of Contingent Deferred
     Sales Charges - Class B and Class C" below.

o    Under certain  circumstances  the  contingent  deferred sales charge may be waived; please see "Waivers of Contingent Deferred Sales Charges" below for further information.

o    Class C shares are subject to an annual  12b-1 fee no greater than 1.00% of average  daily net assets  (of which  0.25% are  service  fees) paid to the
     Distributor,  dealers  or others for  providing  services  and  maintaining shareholder accounts.

o    Because of the higher 12b-1 fees,  Class C shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A and Class R shares.

o    Unlike  Class B shares,  Class C shares do not  automatically  convert into another class.

o    You may purchase any amount less than  $1,000,000  of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

CLASS R

o    Class R shares have no up-front  sales  charge,  so the full amount of your purchase  is  invested  in the Fund.  Class R shares  are not  subject to a contingent deferred sales charge.

                                       14

o    Class R shares  are  subject to an annual  12b-1 fee no greater  than 0.60%
     (currently  limited to 0.50%) of average  daily net assets,  which is lower than the 12b-1 fee for Class B and Class C shares.

o    Because of the higher  12b-1 fee,  Class R shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A shares.

o    Unlike  Class B shares,  Class R shares do not  automatically  convert into another class.

o    Class  R  shares  generally  are  available  only  to:  (i)  qualified  and non-qualified  plan  shareholders  covering multiple  employees  (including
     401(k),  401(a),  457, and  non-custodial  403(b)  plans,  as well as other non-qualified  deferred compensation plans) with assets (at the time shares are  considered  for  purchase)  of $10  million  or less;  and (ii) to IRA rollovers  from  plans  that were  previously  maintained  on the  Delaware
     Investments(R)retirement   recordkeeping   system  or  BISYS's   retirement
     recordkeeping system that are offering Class R shares to participants.

Except as noted  above,  no other IRA  accounts  are eligible for Class R shares
(e.g., no SIMPLE IRA's, SEP/IRA's, SAR/IRA's, Roth IRA's, etc.). For purposes of determining  plan asset levels,  affiliated plans may be combined at the request of the plan sponsor.

Each share class may be eligible  for  purchase  through  programs  sponsored by financial  intermediaries  that  require  the  purchase  of a specific  class of shares.

Any account  holding  Class A shares as of June 2, 2003 (the date Class R shares were made  available)  continues to be eligible to purchase Class A shares after that date. Any account  holding Class R shares is not eligible to purchase Class
A shares.

Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay  distribution  fees for the sales and  distribution  of its shares.  Because these fees are paid out of the  Fund's  assets on an  ongoing  basis,  over time these fees will increase the cost of your  investment and may cost you more than paying other types of sales charges.

Calculation of Contingent Deferred Sales Charges - Class B and Class C
Contingent  deferred  sales  charges are charged as a  percentage  of the dollar amount  subject to the  contingent  deferred  sales  charge.  The charge will be assessed on an amount  equal to the lesser of the net asset value at the time of purchase of the shares being  redeemed or the net asset value of those shares at the time of redemption.  No contingent  deferred sales charge will be imposed on increases  in net asset  value  above the  initial  purchase  price,  nor will a contingent  deferred sales charge be assessed on redemptions of shares  acquired through reinvestment of dividends or capital gains  distributions.  For purposes of this formula,  the "net asset value at the time of purchase"  will be the net asset value at purchase of Class B shares or Class C shares of a the Fund,  even
if  those   shares  are  later   exchanged   for  shares  of  another   Delaware
Investments(R)Fund.  In the event of an exchange  of the shares,  the "net asset value of such shares at the time of  redemption"  will be the net asset value of the shares that were acquired in the exchange.

Dealer compensation
Your  financial  advisor  who sells you  shares of the Fund may be  eligible  to receive the following  amounts as compensation  for your investment in the Fund.
These amounts are paid by the  Distributor  to the  securities  dealer with whom your financial advisor is associated.

-------------------------------------- ----------- ---------- ---------- -------------
                                       Class A(1)  Class B(2) Class C(3)   Class R(4)
-------------------------------------- ----------- ---------- ---------- -------------
Commission (%)                             -         4.00%       1.00%          -
-------------------------------------- ----------- ---------- ---------- -------------
  Investment less than $50,000           5.00%         -           -            -
-------------------------------------- ----------- ---------- ---------- -------------
  $50,000 but less than $100,000         4.00%         -           -            -
-------------------------------------- ----------- ---------- ---------- -------------
  $100,000 but less than $250,000        3.00%         -           -            -
-------------------------------------- ----------- ---------- ---------- -------------
  $250,000 but less than $500,000        2.00%         -           -            -
-------------------------------------- ----------- ---------- ---------- -------------
  $500,000 but less than $1,000,000      1.60%         -           -            -
-------------------------------------- ----------- ---------- ---------- -------------
  $1,000,000 but less than $5,000,000    1.00%         -           -            -
-------------------------------------- ----------- ---------- ---------- -------------
  $5,000,000 but less than $25,000,000   0.50%         -           -            -
-------------------------------------- ----------- ---------- ---------- -------------
  $25,000,000 or more                    0.25%         -           -            -
-------------------------------------- ----------- ---------- ---------- -------------
12b-1 Fee to Dealer                      0.30%       0.25%       1.00%        0.60%
-------------------------------------- ----------- ---------- ---------- -------------

(1)  On sales of Class A shares,  the  Distributor  re-allows to your securities dealer a portion of the front-end  sales charge  depending  upon the amount you invested.  Your securities dealer is eligible to receive up to 0.30% of the 12b-1 fee applicable to Class A shares, although under the plan adopted by the Board of  Trustees,  which went into effect on May 2, 1994, a lesser amount may be paid.

                                       15

(2)  On sales of Class B shares,  the Distributor pays your securities dealer an up-front  commission of 4.00%.  Your securities dealer also may be eligible to receive a 12b-1  service  fee of up to 0.25% from the date of  purchase.
     After approximately eight years, Class B shares automatically  convert into
     Class A shares and  dealers may then be eligible to receive the 0.30% 12b-1 fee applicable to Class A.

(3)  On sales of Class C shares,  the Distributor pays your securities dealer an up-front  commission of 1.00%. The up-front  commission includes an advance of the first year's 12b-1  service fee of up to 0.25%.  During the first 12 months,  the  Distributor  retains  the full 1.00%  12b-1 fee to  partially offset the up-front  commission  and the prepaid 0.25% service fee advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C.

(4)  On sales of Class R shares,  the  Distributor  does not pay your securities dealer an up-front commission.  The maximum 12b-1 fee applicable to Class R shares is 0.60% of average daily net assets.  However,  the Distributor has contracted  to limit this  amount to 0.50%  through  March 31,  2007.  Your securities  dealer  may be  eligible  to receive a 12b-1 fee of up to 0.60%
     from the date of purchase although this rate is currently 0.50%.

                                       16

About your account (continued)

How to reduce your sales charge
We offer a number of ways to reduce or  eliminate  the sales  charge on  shares.
Please refer to the SAI for detailed  information and eligibility  requirements.
You can also get additional information from your financial advisor. You or your financial  advisor  must  notify us at the time you  purchase  shares if you are eligible for any of these programs.  You may also need to provide information to your financial  advisor or the Fund in order to qualify for a reduction in sales charges. Such information may include your Delaware Investments(R)Funds holdings in any other account,  including retirements accounts held indirectly or through an intermediary  and the names of qualifying  family members and their holdings.
Class R shares have no up-front  sales  charge We reserve the right to determine whether any purchase is  entitled,  by virtue of the  foregoing,  to the reduced initial sales charge.

-------------------------- ----------------------- ------------ -----------------------------------
         Program                How it works                                  Share class
-------------------------- ----------------------- ------------ -----------------------------------
                                                   A            B                      C
-------------------------- ----------------------- ------------ -----------------------------------
Letter of Intent           Through a Letter of         X        Although the Letter of Intent and
                           Intent you agree to                  Rights of Accumulation do not
                           invest a certain                     apply to the purchase of Class B
                           amount in Delaware                   and Class C shares, you can
                           Investments(R)Funds                  combine your purchase of Class A
                           (except money                        shares with your purchase of
                           market funds with                    Class B and Class C shares to
                           no sales charge)                     fulfill your Letter of Intent or
                           over a 13-month                      qualify for Rights of
                           period to qualify                    Accumulation.
                           for reduced
                           front-end sales
                           charges.
-------------------------- ----------------------- ------------ -----------------------------------
Rights of Accumulation     You can combine             X
                           your holdings or
                           purchases of all
                           Delaware
                           Investments(R)Funds
                           (except money
                           market funds with
                           no sales charge) as
                           well as the
                           holdings and
                           purchases of your
                           spouse and children
                           under 21 to qualify
                           for reduced
                           front-end sales
                           charges.
-------------------------- ----------------------- ------------ ---------------------- ------------
Reinvestment of            Up to 12 months         For          For Class B, your      Not
Redeemed Shares            after you redeem        Class A,     account will be        available.
                           shares, you can         you will     credited with the
                           reinvest the            not have     contingent
                           proceeds without        to pay       deferred sales
                           paying a sales          an           charge you
                           charge as noted to      additional   previously paid on
                           the right.              front-end    the amount you are
                                                   sales        reinvesting. Your
                                                   charge.      schedule for
                                                                contingent
                                                                deferred sales
                                                                charges and
                                                                conversion to
                                                                Class A will not
                                                                start over again;
                                                                it will pick up
                                                                from the point at
                                                                which you redeemed
                                                                your shares.
-------------------------- ----------------------- ------------ -----------------------------------
SIMPLE IRA, SEP/IRA,       These investment            X        There is no reduction in sales
SAR/SEP, Profit            plans may qualify                    charges for Class B or Class C
Sharing, Pension,          for reduced sales                    shares for group purchases by
401(k), SIMPLE 401(k),     charges by                           retirement plans.
403(b)(7), and 457         combining the
Retirement Plans           purchases of all
                           members of the
                           group. Members of
                           these groups may
                           also qualify to
                           purchase shares
                           without a front-end
                           sales charge and
                           may qualify for a
                           waiver of any
                           contingent deferred
                           sales charges on
                           Class A shares.
-------------------------- ----------------------- ------------ -----------------------------------

                                       17

Buying Class A shares at Net Asset Value

Class A  shares  of the Fund may be  purchased  at net  asset  value  under  the following  circumstances,  provided that you notify the Fund in advance that the trade qualifies for this privilege.

o    Shares purchased under the Delaware Investments Dividend  Reinvestment Plan and, under certain  circumstances,  the Exchange Privilege and the 12-Month
     Reinvestment Privilege.

o    Purchases  by: (i)  current  and former  officers,  Trustees/Directors  and employees  of any  Delaware  Investments(R)Fund,  the manager or any of the manager's  current  affiliates and those that may in the future be created;
     (ii)  legal  counsel  to  the  Delaware   Investments(R)Funds;   and  (iii)
     registered representatives and employees of broker/dealers who have entered into Dealer's  Agreements with the Distributor.  Family members (regardless of age) of such persons at their  direction,  and any employee benefit plan established by any of the foregoing entities, counsel or broker/dealers may also purchase shares at net asset value.

o    Shareholders  who own Class A shares of  Delaware  Cash  Reserve  Fund as a result of a liquidation of a Delaware Investments(R) Fund may exchange into
     Class A shares of another Delaware Investments(R)Fund at net asset value.

o    Purchases  by bank  employees  who  provide  services  in  connection  with agreements between the bank and unaffiliated  brokers or dealers concerning sales of shares of the Delaware Investments(R)Funds.

o    Purchases by certain officers,  trustees and key employees of institutional clients of the manager or any of the manager's affiliates.

o    Purchases for the benefit of the clients of brokers, dealers and registered investment  advisors if such brokers,  dealers or investment  advisors have entered into an agreement with the Distributor  providing  specifically for the  purchase  of Class A shares  in  connection  with  special  investment products,  such as wrap accounts or similar fee-based  programs.  Investors may be charged a fee when effecting  transactions in Class A shares through a broker or agent that offers these special investment products.

o    Purchases  by  financial  institutions  investing  for the account of their trust  customers if they are not eligible to purchase  shares of the Fund's
     Institutional Class.

o    Purchases by retirement  plans that are maintained on retirement  platforms
     sponsored  by  financial   intermediary   firms,   provided  the  financial
     intermediary  firm has entered into a Class A NAV Agreement with respect to such retirement platforms.

o    Purchases  by certain  legacy  bank  sponsored  retirement  plans that meet requirements set forth in the SAI.

o    Purchases by certain legacy  retirement  assets that meet  requirements set forth in the SAI.

o    Investments made by plan level and/or participant  retirement accounts that are for the purpose of repaying a loan taken from such accounts.

o    Loan repayments made to a Fund account in connection with loans  originated from accounts previously maintained by another investment firm.

                                       18

Waivers of Contingent Deferred Sales Charges

---------------------------------- ---------------------- ---------------- ---------------
                                                            Share Class
---------------------------------- ---------------------- ---------------- ---------------
                                             A*                  B               C
---------------------------------- ---------------------- ---------------- ---------------
Redemptions in accordance with a             X                   X               X
Systematic Withdrawal Plan,
provided the annual amount
selected to be withdrawn under
the Plan does not exceed 12% of
the value of the account on the
date that the Systematic
Withdrawal Plan was established
or modified.
---------------------------------- ---------------------- ---------------- ---------------
Redemptions that result from the             X                   X               X
Fund's right to liquidate a
shareholder's account if the
aggregate net asset value of the
shares held in the account is
less than the then-effective
minimum account size.
---------------------------------- ---------------------- ---------------- ---------------
Distributions to participants or             X            Not available.   Not available.
beneficiaries from a retirement
plan qualified under section
401(a) of the Internal Revenue
Code of 1986, as amended (the
"Code").
---------------------------------- ---------------------- ---------------- ---------------
Redemptions pursuant to the                  X            Not available.   Not available.
direction of a participant or
beneficiary of a retirement plan
qualified under section 401(a)
of the Code with respect to that
retirement plan.
---------------------------------- ---------------------- ---------------- ---------------
Periodic distributions from an               X                   X               X
individual retirement account
(i.e., IRA, ROTH IRA, EDUCATION
OR COVERDELL IRA, SIMPLE IRA,
SAR/SEP or SEP/IRA) or a
qualified plan** (403(b)(7)
plan, 457 Deferred Compensation
Plan, Profit Sharing Plan, Money
Purchase Plan or 401(k) Defined
Contribution Plan) not subject
to a penalty under Section
72(t)(2)(A) of the Internal
Revenue Code ("IRC") or a
hardship or unforeseen emergency
provision in the qualified plan
as described in Tres. Reg.
§1.401(k)-1(d)(2) and Section
457(d)(3) of the IRC.
---------------------------------- ---------------------- ---------------- ---------------
Returns of Excess Contributions              X                   X               X
due to any regulatory limit from
an individual retirement account
(i.e., IRA, ROTH IRA, EDUCATION
OR COVERDELL IRA, SIMPLE IRA,
SAR/SEP or SEP/IRA) or a
qualified plan (403(b)(7) plan,
457 Deferred Compensation Plan,
Profit Sharing Plan, Money
Purchase Plan or 401(k) Defined
Contribution Plan).
---------------------------------- ---------------------- ---------------- ---------------
Distributions by other employee              X            Not available.   Not available.
benefit plans to pay benefits.
---------------------------------- ---------------------- ---------------- ---------------
Systematic withdrawals from a                X                   X               X
retirement account or qualified
plan that are not subject to a
penalty pursuant to Section
72(t)(2)(A) of the IRC or a
hardship or unforeseen emergency
provision in the qualified
plan** as described in Tres.
Reg.§1.401(k)-1(d)(2) and
Section 457(d)(3) of the IRC.
The systematic withdrawal may be
pursuant to Delaware
Investments(R)Funds' Systematic
Withdrawal Plan or a systematic
withdrawal permitted by the IRC.
---------------------------------- ---------------------- ---------------- ---------------
Distributions from an account of             X                   X               X
a redemption resulting from the
death or disability (as defined
in Section 72(t)(2)(A) of the
IRC) of a registered owner or a
registered joint owner occurring
after the purchase of the shares
being redeemed.  In the case of
accounts established under the
Uniform Gifts to Minors Act or
Uniform Transfers to Minors Act
or trust accounts, the waiver
applies upon the death of all
beneficial owners.

                                       19

---------------------------------- ---------------------- ---------------- ---------------
Redemptions by certain legacy                X            Not available.         X
retirement assets that meet the
requirements set forth in the
SAI.
---------------------------------- ---------------------- ---------------- ---------------
Redemptions by the classes of                X            Not available.   Not available.
shareholders who are permitted
to purchase shares at net asset
value, regardless of the size of
the purchase.  See "Buying Class
A shares at Net Asset Value"
above.
---------------------------------- ---------------------- ---------------- ---------------

*    The waiver  for Class A shares  relates  to a waiver of the  Limited  CDSC.
     Please note that you or your  financial  advisor  will have to notify us at the time of purchase that the trade qualifies for such waiver.

**   Qualified  plans that are fully  redeemed  at the  direction  of the plan's fiduciary are subject to any applicable contingent deferred sales charge or
     Limited CDSC, unless the redemption is due to the termination of the plan.

Certain  sales charges may be based on historical  cost.  Therefore,  you should maintain  any  records  that  substantiate  these costs  because  the Fund,  its transfer agent and financial  intermediaries  may not maintain this information.
Information about existing sales charges and sales charge reductions and waivers is  available  free of charge in a clear and  prominent  format on the  Delaware
Investments(R)Funds'   Web  site  at   www.delawareinvestments.com.   Additional
information on sales charges can be found in the SAI.

                                       20

How to buy shares

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Through your financial advisor
Your  financial  advisor  can  handle  all the  details  of  purchasing  shares, including  opening an account.  Your financial advisor may charge a separate fee for this service.

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By mail
Complete an  investment  slip and mail it with your check,  made  payable to the fund and class of shares you wish to  purchase,  to Delaware  Investments,  2005
Market  Street,  Philadelphia,  PA  19103-7094.  If you are  making  an  initial purchase by mail,  you must include a completed  investment  application  (or an appropriate retirement plan application if you are opening a retirement account)
with your check.

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By wire
Ask your bank to wire the  amount  you want to  invest to Bank of New York,  ABA
#021000018, Bank Account number 8900403748.  Include your account number and the name of the fund and class of shares  in which  you want to  invest.  If you are making an initial purchase by wire, you must first call us at 800 523-1918 so we can assign you an account number.

[GRAPHIC OMITTED: EXCHANGE SYMBOL]

By exchange
You  may  exchange  all or  part of  your  investment  in one or  more  Delaware
Investments(R)Funds  for shares of other  Delaware  Investments(R)Funds.  Please keep in mind, however, that under most circumstances you are allowed to exchange only between like  classes of shares.  To open an account by exchange,  call the
Shareholder Service Center at 800 523-1918.

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Through automated shareholder services
You may purchase or exchange shares through Delaphone,  our automated  telephone
service,  or  through  our  Web  site,  www.delawareinvestments.com.   For  more
information  about  how to sign up for  these  services,  call  our  Shareholder
Service Center at 800 523-1918.

                                       21

About your account (continued)

How to buy shares (continued)

Once you have completed an application,  you can open an account with an initial investment of $1,000 and make  additional  investments at any time for as little as $100. The minimum  purchase is $250, and you can make additional  investments of only $25, if you are buying  shares in an IRA or Roth IRA,  under the Uniform
Gifts to Minors  Act,  or the  Uniform  Transfers  to Minors  Act; or through an
Automatic Investing Plan. The minimum purchase for a Coverdell Education Savings
Account  (formerly an "Education IRA") is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs or Coverdell Education Savings Accounts.

The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time, you will pay that day's closing share price, which is based on the
Fund's  net asset  value  (NAV).  If your order is  received  after the close of regular  trading on the NYSE,  you will pay the next  business  day's  price.  A business day is any day that the NYSE is open for business  (Business  Day).  We reserve the right to reject any purchase order.

We  determine  the NAV per  share  for each  class  of the Fund at the  close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of the Fund is calculated by  subtracting  the  liabilities  of each class from its total assets, and dividing the resulting number by the number of shares outstanding for that class.  We generally price  securities and other assets for which market  quotations are readily  available at their market value.  We price fixed-income  securities  on  the  basis  of  valuations  provided  to  us by an independent pricing service that uses methods approved by the Board of Trustees.
We price any  fixed-income  securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use  methods  approved  by the  Board of  Trustees  that are  designed  to price securities at their fair market value.

Fair Valuation
When the Fund uses fair value  pricing,  it may take into account any factors it deems  appropriate.  The Fund may determine  fair value based upon  developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The  price of  securities  used by the Fund to  calculate  its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on
U.S. exchanges only under very limited circumstances,  such as the early closing of the  exchange on which a security is traded or  suspension  of trading in the security.  The Fund may use fair value pricing more  frequently  for  securities primarily traded in non-U.S.  markets because,  among other things, most foreign markets close well before the Fund values its  securities  at 4:00 p.m.  Eastern
Time. The earlier close of these foreign  markets gives rise to the  possibility that significant events,  including broad market moves, may have occurred in the interim.  To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight,  the Fund's Board has delegated responsibility for valuing  the Fund's  assets to a Pricing  Committee  of the  manager,  which operates  under the policies and  procedures  approved by the Board as described above.

Retirement plans
In  addition  to being an  appropriate  investment  for your  IRA,  Roth IRA and
Coverdell  Education  Savings  Account,  shares in the Fund may be suitable  for group  retirement  plans.  You may  establish  your IRA account  even if you are already  a  participant  in an  employer-sponsored  retirement  plan.  For  more information  on how  shares  in the  Fund  can  play an  important  role in your retirement  planning  or for details  about group  plans,  please  consult  your financial advisor, or call 800 523-1918.

Document delivery
If you have an account in the same Delaware Investments(R)Fund as another member of your  household,  we are  sending  your  household  one  copy  of the  Fund's prospectus,  annual and semiannual  reports unless you opt otherwise.  This will help us reduce the printing and mailing  expenses  associated  with the Fund. We will  continue  to send one copy of each of these  documents  to your  household until you notify us that you wish individual  materials.  If you wish to receive individual materials, please call our Shareholder Service Center at 800 523-1918 or your financial advisor.  We will begin sending you individual copies of these documents 30 days after receiving your request.

                                       22

How to redeem shares

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Through your financial advisor
Your  financial  advisor  can handle all the  details of  redeeming  your shares
(selling them back to the Fund).  Your  financial  advisor may charge a separate fee for this service.

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By mail
You may redeem  your shares by mail by writing to:  Delaware  Investments,  2005
Market Street, Philadelphia,  PA 19103-7094. All owners of the account must sign the  request,  and for  redemptions  of more than  $100,000,  you must include a signature guarantee for each owner.  Signature guarantees are also required when redemption  proceeds are going to an address other than the address of record on the account.

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By telephone
You may redeem up to  $100,000  of your  shares by  telephone.  You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares,  you may have the proceeds sent directly to your bank by wire. Bank  information must be on file before you request a wire redemption.

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By wire
You may redeem  $1,000 or more of your  shares and have the  proceeds  deposited directly to your bank  account,  normally the next Business Day after we receive your  request.  If you request a wire  deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

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Through automated shareholder services
You may redeem shares through Delaphone,  our automated  telephone  service,  or through our Web site,  www.delawareinvestments.com.  For more information  about how to sign up for these services,  call our  Shareholder  Service Center at 800
523-1918.

                                       23

About your account (continued)

How to redeem shares (continued)

If you hold your shares in certificates,  you must submit the certificates  with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly  completed request to redeem or exchange shares, and we or an  authorized  agent  receive  the  request  before  the close of regular trading on the NYSE (normally 4:00 p.m.  Eastern Time), you will receive the NAV next determined after we receive your request.  If we receive your request after the  close  of  regular  trading  on the  NYSE,  you will  receive  the NAV next determined on the next Business  Day. We will deduct any  applicable  contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next Business Day, but no later than seven days after we receive your request to sell your shares.  If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are  required to pay a contingent  deferred  sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' NAV when you purchased  them or their NAV when you redeem them,  whichever is less.  This arrangement  assures that you will not pay a contingent deferred sales charge on any  increase in the value of your  shares.  You also will not pay the charge on any shares  acquired by reinvesting  dividends or capital gains. If you exchange shares of one fund for shares of another,  you do not pay a contingent  deferred sales charge at the time of the exchange.  If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the  original  shares,  not the  exchange  price.  The redemption  price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Account minimums
If you redeem shares and your account  balance  falls below the Fund's  required account minimum of $1,000 ($250 for IRAs, Roth IRAs, Uniform Gifts to Minors Act
and  Uniform  Transfers  to Minors  Act  accounts  or  accounts  with  automatic investing plans and $500 for Coverdell  Education Savings Accounts) for three or more  consecutive  months,  you will have until the end of the current  calendar quarter  to raise the  balance  to the  minimum.  If your  account is not at the minimum by the required  time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance.  If your account  does not reach the minimum  balance,  the Fund may redeem your  account after 60 days' written notice to you.

                                       24

Special services
To help make investing  with us as easy as possible,  and to help you build your investments, we offer the following special services.

Automatic Investing Plan
The  Automatic  Investing  Plan allows you to make regular  monthly or quarterly investments directly from your checking account.

Direct Deposit
With  Direct  Deposit  you  can  make  additional  investments  through  payroll deductions,  recurring government or private payments such as Social Security or direct transfers from your bank account.

Electronic Delivery
With  Delaware  eDelivery,  you can receive your fund  documents  electronically instead of via U.S. mail.  When you sign up for  eDelivery,  you can access your account  statements,  shareholder  reports and other fund materials online, in a secure internet environment, at any time, from anywhere.

Online Account Access
Online   Account   Access  is  a   password-protected   area  of  the   Delaware
Investments(R)Web  site that gives you access to your  account  information  and allows you to perform transactions in a secure internet environment.

Wealth Builder Option
With the Wealth  Builder  Option you can  arrange  automatic  monthly  exchanges between your shares in one or more Delaware Investments(R)Funds.  Wealth Builder exchanges  are  subject to the same rules as regular  exchanges  (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through  our  Dividend  Reinvestment  Plan,  you  can  have  your  distributions reinvested  in  your  account  or the  same  share  class  in  another  Delaware
Investments(R)Fund.   The  shares  that  you   purchase   through  the  Dividend
Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges
You may  generally  exchange  all or part of your  shares for shares of the same class in another  Delaware  Investments(R)Fund  without paying a front-end sales charge  or a  contingent  deferred  sales  charge  at the time of the  exchange.
However,  if you  exchange  shares from a money market fund that does not have a sales  charge or from  Class R shares of any fund,  you will pay any  applicable sales charge on your new shares.  When exchanging  Class B and Class C shares of one fund for the same class of shares in other  funds,  your new shares  will be subject  to  the  same  contingent  deferred  sales  charge  as the  shares  you originally  purchased.  The holding  period for the  contingent  deferred  sales charge will also remain the same, with the amount of time you held your original shares being credited  toward the holding period of your new shares.  You do not pay sales  charges on shares  that you  acquired  through  the  reinvestment  of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's  prospectus  and read it carefully  before buying  shares  through an exchange.  We may refuse the purchase side of any exchange  request,  if, in the investment manager's judgment, the Fund would be unable to invest effectively in accordance  with its  investment  objective  and  policies  or  would  otherwise potentially be adversely affected.

                                       25

About your account (continued)

Special services (continued)

MoneyLine(SM) On Demand Service
Through our  MoneyLine(SM) On Demand Service,  you or your financial advisor may transfer money between your Fund account and your  predesignated bank account by telephone request. This service is not available for retirement plans. MoneyLine has a minimum  transfer of $25 and a maximum  transfer  of  $50,000,  except for purchases  into  IRAs.  Delaware  Investments  does  not  charge  a fee for this service; however, your bank may assess one.

MoneyLine Direct Deposit Service
Through  our  MoneyLine  Direct  Deposit  Service  you can  have  $25 or more in dividends and distributions  deposited  directly to your bank account.  Delaware
Investments  does not  charge a fee for this  service;  however,  your  bank may assess one. This service is not available for retirement plans.

Systematic Withdrawal Plan
Through our Systematic  Withdrawal  Plan,  you can arrange a regular  monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more,  you can make  withdrawals  of at least
$25 monthly,  or $75  quarterly.  You may also have your  withdrawals  deposited directly to your bank account through our MoneyLine Direct Deposit Service.

The applicable limited  contingent  deferred sales charge for Class A shares and the  contingent  deferred  sales charge for Class B and C shares  redeemed via a
Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less  than  12% of the  account  balance  on the  date  that the Plan is established.  If the annual  amount  withdrawn  in any year  exceeds  12% of the account balance on the date that the Systematic  Withdrawal Plan is established, all  redemptions  under the Plan will be  subject to the  applicable  contingent deferred sales charge,  including an assessment for previously  redeemed amounts under the Plan.

Frequent trading of Fund shares
The Fund discourages  purchases by market timers and purchase orders  (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be rejected.  The Fund's  Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Fund and its  shareholders,  such as market  timing.  The Fund will consider anyone who follows a pattern of market timing in any Delaware Investments(R)Fund or the Optimum Fund Trust to be a market  timer and may consider  anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" -- that is,  purchases into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous  short-term  roundtrip in that fund,  you may be  considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term  roundtrips  to  include  rapid  purchases  and sales of Fund  shares through the exchange  privilege.  The Fund reserves the right to consider  other trading patterns to be market timing.

Your  ability to use the  Fund's  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order. The Fund reserves the right to restrict,  reject or cancel,  without  prior  notice,  any purchase  order or exchange  order for any reason,  including  any  purchase  order  or  exchange  order  accepted  by  any
shareholder's   financial   intermediary   or  in  any   omnibus-type   account.
Transactions  placed in violation  of the Fund's  market  timing  policy are not necessarily  deemed  accepted by the Fund and may be cancelled or revoked by the
Fund on the next Business Day following receipt by the Fund.

Redemptions  will continue to be permitted in accordance with the Fund's current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if,  for  example,  the  shares  have  declined  in  value,  the shareholder  recently paid a front-end sales charge, the shares are subject to a
contingent   deferred   sales   charge  or  the  sale  results  in  adverse  tax
consequences.  To avoid this risk, a shareholder  should  carefully  monitor the purchases, sales and exchanges of Fund shares and avoid frequent trading in Fund shares.

The Fund  reserves the right to modify this policy at any time  without  notice, including  modifications to the Fund's monitoring  procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that  are  inherently  subjective  and  may be  selectively applied, we seek to make judgments and applications that are consistent with the interests of the Fund's  shareholders.  While we will take  actions  designed to detect

                                       26

and prevent market timing,  there can be no assurance that such trading activity will be completely  eliminated.  Moreover,  the Fund's market timing policy does not require the Fund to take action in response to frequent trading activity. If the Fund elects not to take any action in response  to  frequent  trading,  such frequent trading and market timing activity could continue.

Risks of market timing
By realizing  profits through  short-term  trading,  shareholders that engage in rapid  purchases and sales or exchanges of the Fund's shares dilute the value of shares held by  long-term  shareholders.  Volatility  resulting  from  excessive purchases  and sales or  exchanges of Fund shares,  especially  involving  large dollar amounts, may disrupt efficient portfolio management.  In particular,  the
Fund may have difficulty  implementing its long-term investment strategies if it is forced  to  maintain  a higher  level of its  assets  in cash to  accommodate significant  short-term  trading  activity.  Excessive  purchases  and  sales or exchanges  of the  Fund's  shares  may also  force  the  Fund to sell  portfolio securities at inopportune times to raise cash to accommodate  short-term trading activity.  This could adversely  affect the Fund's  performance if, for example, the Fund incurs  increased  brokerage  costs and  realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between  the closing of the foreign  market and the fund's NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded,  traded infrequently or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect current market values.  A shareholder may seek to engage in  short-term  trading to take  advantage  of these  pricing differences.  Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities,  technology and other  specific  industry  sector  securities,  and in certain  fixed-income securities,  such as  high-yield  bonds,  asset-backed  securities  or municipal bonds.

Transaction   monitoring  procedures  The  Fund,  through  its  transfer  agent, maintains  surveillance  procedures  designed to detect  excessive or short-term trading in Fund shares. This monitoring process involves several factors,  which include  scrutinizing  transactions  in fund shares for violations of the Fund's market timing policy or other patterns of short-term or excessive  trading.  For purposes  of these  transaction  monitoring  procedures,  the Fund may  consider trading  activity  by  multiple  accounts  under  common  ownership,  control or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be  modified  from time to time to improve the  detection  of  excessive  or short-term  trading or to address other concerns.  Such changes may be necessary or appropriate,  for example, to deal with issues specific to certain retirement plans,  plan exchange  limits,  U.S.  Department of Labor  regulations,  certain automated or pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Omnibus  account  arrangements  are common forms of holding  shares of the Fund, particularly among certain  broker/dealers  and other financial  intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will attempt to apply its monitoring procedures to these omnibus accounts and to the individual  participants in such accounts. In an effort to discourage market timers in such accounts, the Fund may consider enforcement against market timers at the  participant  level  and  at  the  omnibus  level,  up to  and  including termination of the omnibus account's authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing Shareholders  seeking to engage in market timing may employ a variety of strategies to avoid detection and,  despite the efforts of the Fund and its agents to detect  market timing in
Fund shares,  there is no guarantee that the Fund will be able to identify these shareholders or curtail their trading practices. In particular, the Fund may not be able to detect  market  timing  attributable  to a  particular  investor  who effects  purchase,  redemption  and/or exchange  activity in Fund shares through omnibus  accounts.  The  difficulty  of detecting  market  timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

                                       27

Dividends, distributions and taxes
Dividends and  Distributions.  The Fund has elected to be treated as a regulated investment  company  under  Subchapter  M of the  Internal  Revenue  Code.  As a regulated  investment company,  the Fund generally pays no federal income tax on the income and gains it  distributes  to you.  The Fund  expects to declare  and distribute  all of its  net  investment  income,  if  any,  to  shareholders  as dividends  quarterly.  The Fund will also  distribute net capital gains, if any, annually.  The amount of any  distribution  will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gain  distribution.  We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual  Statements.  Every January,  you will receive a statement that shows the tax status of  distributions  you  received  the  previous  year.  Distributions declared  in  December  but paid in January  are taxable as if they were paid in
December.  Mutual funds may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your  statement,  the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to  shareholders.  However,  when necessary,  the Fund will send you a corrected
Form 1099-DIV to reflect reclassified information.

Avoid "Buying A Dividend."  If you invest in the Fund shortly  before the record date of a taxable  distribution,  the  distribution  will lower the value of the
Fund's shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax  Considerations.   In  general,   if  you  are  a  taxable  investor,   Fund
distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your  distributions in additional Fund shares or receive them in cash.

For federal income tax purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund  distributions of long-term capital gains are taxable to you as long-term  capital gains no matter how long you have owned your shares. A portion of income  dividends  designated by the Fund may be qualified  dividend income  eligible for taxation by individual  shareholders at long-term  capital gain rates provided  certain holding period  requirements are met.

A sale or  redemption  of Fund  shares is a taxable  event and,  accordingly,  a capital gain or loss may be  recognized.  For tax purposes,  an exchange of your
Fund shares for shares of a different Delaware Investments(R)Fund is the same as a sale.

By law, if you do not provide the Fund with your proper taxpayer  identification number  and  certain  required  certifications,  you may be  subject  to  backup withholding on any  distributions of income,  capital gains or proceeds from the sale of your shares.  The Fund also must  withhold if the IRS instructs it to do
so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Fund  distributions  and gains  from the sale or  exchange  of your Fund  shares generally  are  subject  to state and local  taxes.  Non-U.S.  investors  may be subject to U.S.  withholding  or estate tax, and are subject to special U.S. tax certification requirements.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written to be used as tax advice.  Because  everyone's  tax situation is unique, you should consult your tax professional about federal,  state, local or foreign tax consequences before making an investment in the Fund.

Certain management considerations

Investments by fund of funds and similar investment vehicles
The Fund may accept investments from funds of funds,  including those offered by the Delaware  Investments(R)Funds,  as well as from similar investment vehicles, such as 529 Plans. A "529 Plan" is a college savings program that operates under section  529 of the  Internal  Revenue  Code.  From  time to time,  the Fund may experience  large  investments or redemptions due to allocations or rebalancings by  these  funds  of  funds  and/or  similar  investment  vehicles.  While it is impossible to predict the overall impact of these  transactions over time, there could be adverse effects on portfolio  management.  For example, the Fund may be required to sell  securities or invest cash at times when it would not otherwise do so. These  transactions  could have tax  consequences  if sales of securities result  in  gains,  and  could  also  increase  transaction  costs or  portfolio turnover.  The manager will monitor  transactions by the funds of funds and will attempt to minimize any adverse  effects on both the Fund and the funds of funds as a result of these transactions.

                                       28

Manager of managers structure
At a shareholder  meeting held on March 23, 2005 (or as  adjourned),  the Fund's shareholders  approved a  "manager  of  managers"  structure  that would  permit
Delaware  Management  Company,  the Fund's  investment  manager,  to appoint and
replace  sub-advisors,   enter  into  sub-advisory  agreements,  and  amend  and
terminate  sub-advisory  agreements  with respect to the Fund,  subject to Board approval but without shareholder approval (the "Manager of Managers Structure").
While Delaware  Management  Company does not currently expect to use the Manager of Managers Structure with respect to the Fund, Delaware Management Company may, in the future, recommend to the Fund's Board the establishment of the Manager of
Managers  Structure by  recommending  the hiring of one or more  sub-advisors to manage all or a portion of the Fund's  portfolio  if it  believes  that doing so would be likely to enhance the Fund's  performance  by  introducing  a different investment style or focus.

The ability to implement the Manager of Managers  Structure  with respect to the
Fund is  contingent  upon  the  receipt  of an  exemptive  order  from  the U.S.
Securities and Exchange  Commission (the "SEC") or the adoption of a rule by the
SEC authorizing the implementation of the Manager of Managers Structure. The use of the Manager of Managers  Structure with respect to the Fund may be subject to certain conditions set forth in the SEC exemptive order or rule. There can be no assurance that the SEC will grant the Fund's  application for an exemptive order or adopt such a rule.

The Manager of Managers  Structure would enable the Fund to operate with greater efficiency  and  without  incurring  the  expense  and  delays  associated  with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  Manager of
Managers Structure would not permit investment  management fees paid by the Fund to be  increased  without  shareholder  approval or change  Delaware  Management
Company's  responsibilities to the Fund, including Delaware Management Company's responsibility for all advisory services furnished by a sub-advisor.

                                       29

Financial highlights

The Financial  highlights  tables are intended to help you understand the Fund's financial  performance.  All "per share" information  reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report,  along with the Fund's  financial  statements,  is included in the
Fund's annual report, which is available upon request by calling 800 523-1918.

Delaware Large Cap Value Fund                                                                              Class A                                                       Class B
                                                                                                  Year ended 11/30                                              Year ended 11/30
                                                      2005          2004          2003          2002          2001

Net asset value, beginning of period               $18.030       $16.240       $14.320       $16.730       $16.770

Income (loss) from investment operations:
Net investment income(1)                             0.271         0.204         0.205         0.170         0.182
Net realized and unrealized gain (loss) on
investments and foreign currencies                   0.917         1.802         1.835        (2.381)       (0.062)
                                                  --------      --------      --------      --------      --------
Total from investment operations                     1.188         2.006         2.040        (2.211)        0.120
                                                  --------      --------      --------      --------      --------

Less dividends and distributions from:
Net investment income                               (0.192)       (0.216)       (0.120)       (0.199)       (0.160)
Net realized gain on investments                    (0.016)        -----         -----         -----         -----
                                                  --------      --------      --------      --------      --------
Total dividends and distributions                   (0.208)       (0.216)       (0.120)       (0.199)       (0.160)
                                                  --------      --------      --------      --------      --------

Net asset value, end of period                     $19.010       $18.030       $16.240       $14.320       $16.730
                                                  ========      ========      ========      ========      ========

Total return(2)                                       6.62%        12.44%        14.34%       (13.34%)        0.75%

Ratios and supplemental data:
Net assets, end of period (000 omitted)         $1,177,317    $1,253,876      $895,108      $870,132    $1,132,147
Ratio of expenses to average net assets               1.15%         1.15%         1.20%         1.11%         1.07%
Ratio of expenses to average net assets
prior to expense limitation and expenses
paid indirectly                                       1.15%         1.16%         1.20%         1.11%         1.07%
Ratio of net investment income to average
net assets                                            1.47%         1.18%         1.40%         1.10%         1.06%
Ratio of net investment income to average
net assets prior to expense limitation and
expenses paid indirectly                              1.47%         1.17%         1.40%         1.10%         1.06%
Portfolio turnover                                     114%           70%           77%           99%          111%

Delaware Large Cap Value Fund                                                                        Class B
                                                                                            Year ended 11/30
                                                      2005         2004        2003         2002        2001

Net asset value, beginning of period               $17.910      $16.150     $14.240      $16.630     $16.690

Income (loss) from investment operations:
Net investment income(1)                             0.137        0.077       0.096        0.054       0.054
Net realized and unrealized gain (loss) on
investments and foreign currencies                   0.912        1.789       1.821       (2.364)     (0.063)
                                                  --------     --------    --------     --------    --------
Total from investment operations                     1.049        1.866       1.917       (2.310)     (0.009)
                                                  --------     --------    --------     --------    --------

Less dividends and distributions from:
Net investment income                               (0.063)      (0.106)     (0.007)      (0.080)     (0.051)
Net realized gain on investments                    (0.016)       -----       -----        -----       -----
                                                  --------     --------    --------     --------    --------
Total dividends and distributions                   (0.079)      (0.106)     (0.007)      (0.080)     (0.051)
                                                  --------     --------    --------     --------    --------

Net asset value, end of period                     $18.880      $17.910     $16.150      $14.240     $16.630
                                                  ========     ========    ========     ========    ========

Total return(2)                                       5.87%       11.60%      13.47%      (13.96%)     (0.05%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)           $136,050     $184,203     $74,019      $75,707    $100,419
Ratio of expenses to average net assets               1.88%        1.89%       1.94%        1.86%       1.82%
Ratio of expenses to average net assets
prior to expense limitation and expenses
paid indirectly                                        ---          ---         ---          ---         ---
Ratio of net investment income to average
net assets                                            0.74%        0.44%       0.66%        0.35%       0.31%
Ratio of net investment income to average
net assets prior to expense limitation and
expenses paid indirectly                               ---          ---         ---          ---         ---
Portfolio turnover                                     114%          70%         77%          99%        111%

____________________________________

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge.  Total  investment  return reflects a waiver and payment of fees by the distributor,  as applicable.  Performance would have been lower had the expense limitation not been in effect.

                                       30

Delaware Large Cap Value Fund                                                                     Class C

                                                                                               Year ended
                                                                                                    11/30
                                                      2005       2004        2003        2002        2001

Net asset value, beginning of period               $18.020    $16.250     $14.320     $16.730     $16.780

Income (loss) from investment operations:
Net investment income(1)                             0.136      0.076       0.095       0.054       0.053
Net realized and unrealized gain (loss)
  on investments and foreign currencies              0.923      1.800       1.842      (2.384)     (0.052)
                                                  --------   --------    --------    --------    --------
Total from investment operations                     1.059      1.876       1.937      (2.330)      0.001
                                                  --------   --------    --------    --------    --------

Less dividends and distributions from:
Net investment income                               (0.063)    (0.106)     (0.007)     (0.080)     (0.051)
Net realized gain on investments                    (0.016)     -----       -----       -----       -----
                                                  --------   --------    --------    --------    --------
Total dividends and distributions                   (0.079)    (0.106)     (0.007)     (0.080)     (0.051)
                                                  --------   --------    --------    --------    --------

Net asset value, end of period                      $19.000   $18.020     $16.250     $14.320     $16.730
                                                  ========   ========    ========    ========    ========

Total return(2)                                       5.89%     11.59%      13.53%     (14.00%)      0.02%

Ratios and supplemental data:
Net assets, end of period (000 omitted)            $36,148    $42,371     $13,764     $11,098     $13,442
Ratio of expenses to average net assets               1.88%      1.89%       1.94%       1.86%       1.82%
Ratio of expenses to average net assets
  prior to expense limitation and
  expenses paid indirectly                             ---        ---         ---         ---         ---
Ratio of net investment income to average
  net assets                                          0.74%      0.44%       0.66%       0.35%       0.31%
Ratio of net investment income to average
  net assets prior to expense limitation
  and expenses paid indirectly                         ---        ---         ---         ---         ---
Portfolio turnover                                     114%        70%         77%         99%        111%

Delaware Large Cap Value Fund                                                Class R
                                                             Year ended    6/2/03(3)
                                                               11/30/04      through
                                                                           11/30/03
                                                      2005         2004

Net asset value, beginning of period               $18.010      $16.230      $15.150

Income (loss) from investment operations:
Net investment income(1)                             0.216        0.145        0.072
Net realized and unrealized gain (loss)
  on investments and foreign currencies              0.915        1.809        1.063
                                                  --------     --------     --------
Total from investment operations                     1.131        1.954        1.135
                                                  --------     --------     --------

Less dividends and distributions from:
Net investment income                               (0.125)      (0.174)      (0.055)
                                                  --------     --------     --------
Net realized gain on investments                    (0.016)       -----        -----
                                                  --------     --------     --------
Total dividends and distributions                   (0.141)      (0.174)      (0.055)

Net asset value, end of period                     $19.000      $18.010      $16.230
                                                  ========     ========     ========

Total return(2)                                       6.30%       12.11%        7.51%

Ratios and supplemental data:
Net assets, end of period (000 omitted)             $1,078       $1,234         $654
Ratio of expenses to average net assets               1.45%        1.49%        1.54%
Ratio of expenses to average net assets
  prior to expense limitation and
  expenses paid indirectly                            1.48%        1.49%        1.54%
Ratio of net investment income to average
  net assets                                          1.17%        0.84%        0.91%
Ratio of net investment income to average
  net assets prior to expense limitation
  and expenses paid indirectly                        1.14%        0.84%        0.91%
Portfolio turnover                                     114%          70%          77%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge.

(3)  Date of commencement  of operations;  ratios have been annualized but total return has not been annualized.

                                       31

How to read the financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a fund's investments; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit,  while a realized loss occurs when we sell an investment at a loss.  When an investment  increases or  decreases  in value but we do not sell it, we record an  unrealized  gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under "Less dividends and distributions  from: Net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share,  calculated by dividing the net assets by the number of shares outstanding.

Total return
This  represents  the rate  that an  investor  would  have  earned or lost on an investment in a fund. In  calculating  this figure for the financial  highlights table,  we include  applicable  fee waivers,  exclude  front-end and  contingent deferred sales charges,  and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets  represent  the total value of all the assets in a fund's  portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the  percentage of net assets that a fund pays annually for operating  expenses and management fees.  These expenses include  accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets
We determine this ratio by dividing net investment  income (loss) by average net assets.

Portfolio turnover rate
This figure tells you the amount of trading  activity in a fund's  portfolio.  A turnover  rate of 100% would occur,  for example,  if a fund bought and sold all the securities in its portfolio once in the course of year or frequently  traded a single  security.  A high rate of portfolio  turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

                                       32

Glossary

How to use this glossary
This glossary  includes  definitions of investment terms, many of which are used throughout  the  Prospectus.  If you  would  like  to  know  the  meaning  of an investment term that is not explained in the text please check the glossary.

Amortized cost
Amortized  cost is a method used to value a  fixed-income  security  that starts with the face value of the security  and then adds or subtracts  from that value depending  on whether the  purchase  price was greater or less than the value of the  security  at  maturity.  The  amount  greater or less than the par value is divided equally over the time remaining until maturity.

Appreciation
An increase in the value of an investment.

Average maturity
An average of when the  individual  bonds and other  debt  securities  held in a portfolio will mature.

Bond
A debt security,  like an IOU,  issued by a company,  municipality or government agency.  In return for  lending  money to the  issuer,  a bond  buyer  generally receives fixed periodic  interest payments and repayment of the loan amount on a specified  maturity date. A bond's price changes prior to maturity and typically is inversely related to current interest rates.  Generally,  when interest rates rise,  bond prices fall,  and when interest  rates fall,  bond prices rise.  See
Fixed-income securities.

Bond ratings
Independent  evaluations  of  creditworthiness,  ranging from  Aaa/AAA  (highest quality) to D (lowest  quality).  Bonds rated  Baa/BBB or better are  considered
investment   grade.   See  also  Nationally   recognized   statistical   ratings
organization.

Capital
The amount of money you invest.

Capital gains distributions
Payments to mutual fund  shareholders of profits  (realized gains) from the sale of a fund's  portfolio  securities.  Usually  paid  once a year;  may be  either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial advisor for advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement  of U.S.  inflation;  represents  the price of a basket of  commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some  mutual  funds when  shares are  redeemed  (sold back to the fund)  within a set number of years;  an  alternative  method for  investors  to compensate a financial  advisor for advice and service,  rather than an up-front commission.

Corporate bond
A debt security issued by a corporation. See Bond.

Cost basis
The original purchase price of an investment;  used in determining capital gains and losses.

Currency exchange rates
The price at which one country's currency can be converted into another's.  This exchange  rate  varies  almost  daily  according  to a wide range of  political, economic and other factors.

                                       33

Depreciation
A decline in an investment's value.

Diversification
The process of spreading  investments  among a number of  different  securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund  shareholders of dividends  passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income  investment's  price volatility.  The larger the number,  the  greater  the likely  price  change for a given  change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices,  staff,  equipment and expenses related to maintaining the fund's portfolio of securities and  distributing  its shares.  They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial advisor
Financial professional (e.g., broker, banker,  accountant,  planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities,  the money you originally invest is paid back at a
pre-specified  maturity  date.  These  securities,   which  include  government,
corporate or municipal bonds, as well as money market securities,  typically pay a fixed rate of return (often referred to as interest). See Bond.

Government securities
Securities  issued  by  the  U.S.  government  or  its  agencies.  They  include
Treasuries as well as agency-backed securities such as Fannie Maes.

Inflation
The  increase in the cost of goods and  services  over time.  U.S.  inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective,  such as long-term capital growth or high current income,  that a mutual fund pursues.

Investment grade
A bond with a "bond" rating in one of the four highest ratings  categories by an
NRSRO or, if unrated, that the manager believes is of comparable quality.

Management fee
The  amount  paid by a mutual  fund to the  investment  manager  for  management services,  expressed as an annual  percentage  of the fund's  average  daily net assets.

Market capitalization

The value of a corporation determined by multiplying the current market price of a share  of  common  stock by the  number  of  shares  held by  shareholders.  A corporation with one million shares  outstanding and a market price per share of
$10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying  loan principal to bondholders.

NASD
The National  Association of Securities Dealers,  Inc., which is responsible for regulating the securities industry.

                                       34

Nationally recognized statistical ratings organization (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal  short-term issues,  rating the probability that the issuer of the debt will meet the scheduled  interest  payments and repay the principal. Ratings are published by such companies as Moody's Investors Service,
Inc. (Moody's), Standard & Poor's, a division of The McGraw-Hill Companies, Inc.
(S&P) and Fitch, Inc. (Fitch).

Net assets
The total value of all the assets in a fund's portfolio, less any liabilities.

Net asset value (NAV)
The daily  dollar  value of one mutual fund share.  Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price-to-earnings ratio (P/E)
A measure of a stock's value  calculated by dividing the current market price of a share of stock by its annual  earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount  of money you  invest  (also  called  capital).  Also  refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The  official  offering  document  that  describes  a  mutual  fund,  containing information  required  by the  SEC,  such as  investment  objectives,  policies, services and fees.

Redeem

To cash in your shares by selling them back to the mutual fund.

Risk
Generally  defined as variability of value;  also credit risk,  inflation  risk, currency and interest rate risk.  Different  investments involve different types and degrees of risk.

Russell 1000(R)Value Index
The Russell 1000 Value Index is an unmanaged index that measures the performance of the companies in the Russell 1000 Index with lower  price-to-book  ratios and lower forecasted growth rates. The Russell 1000 Index measures the 1,000 largest
U.S. companies based on market capitalization.

S&P 500(R)Index
An  unmanaged  index of 500  widely  held  common  stocks  that is often used to represent performance of the U.S. stock market.

Sales charge
A commission  that is charged on the purchase or  redemption of fund shares sold through financial advisors. May vary with the amount invested. Typically used to compensate financial advisors for advice and service provided.

SEC (Securities and Exchange Commission)
Federal  agency  established  by Congress to administer  the laws  governing the securities industry, including mutual funds.

Share classes
Different  classifications of shares.  Mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification  by a bank,  brokerage firm or other financial  institution that a customer's  signature is valid.  Signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's  volatility;  for mutual funds, measures how much a fund's total return has typically varied from its historical average.

                                       35

Statement of Additional Information (SAI)
A  document  that  provides  more  information  about  a  fund's   organization,
management, investments, policies and risks.

Stock
An investment  that  represents a share of ownership  (equity) in a corporation.
Stocks are often referred to as common stocks or equities.

Total return
An investment performance measurement,  expressed as a percentage,  based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gifts to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide  special tax  advantages and a simple way to transfer property to a minor.

Volatility
The tendency of an investment to go up or down in value by different magnitudes.
Investments  that  generally go up or down in value in relatively  small amounts are considered "low  volatility"  investments,  whereas those  investments  that generally  go up or down in value in  relatively  large  amounts are  considered
"high volatility" investments.

                                       36

     Additional  information  about the Fund's  investments  is available in the
     Fund's  annual  and  semiannual  reports  to  shareholders.  In the  Fund's shareholder  reports,  you will find a discussion of the market  conditions
     and  investment   strategies   that   significantly   affected  the  Fund's
     performance  during the period  covered  by the  report.  You can find more
     information   about  the  Fund  in  the  current  Statement  of  Additional
     Information (SAI), which we have filed  electronically  with the Securities and  Exchange  Commission  (SEC)  and  which  is  legally  a part  of  this
     Prospectus (it is  incorporated  by reference).  If you want a free copy of the SAI,  the annual or  semiannual  report,  or if you have any  questions about  investing  in the Fund,  you can write to us at 2005 Market  Street,
     Philadelphia, PA 19103-7094, or call toll-free 800 523-1918. The Fund's SAI and annual and semiannual reports to shareholders are also available,  free
     of     charge,     through     the     Fund's     internet     Web     site
     (www.delawareinvestments.com).  You may also obtain additional  information about the Fund from your financial advisor.

     You can find  reports  and  other  information  about the Fund on the EDGAR database on the SEC Web site (www.sec.gov). You can also get copies of this information,  after payment of a  duplicating  fee, by e-mailing the SEC at
     publicinfo@sec.gov  or by writing to the  Public  Reference  Section of the
     SEC, Washington, D.C. 20549-0102. Information about the Fund, including its
     SAI,  can be  reviewed  and copied at the SEC's  Public  Reference  Room in
     Washington,  D.C. You can get  information on the Public  Reference Room by calling the SEC at 202 942-8090.
     ---------------------------------------------------------------------------

     Web site
     www.delawareinvestments.com

     E-mail
     service@delinvest.com

     Shareholder Service Center
     800 523-1918
     Call the  Shareholder  Service  Center  Monday to Friday,  8 a.m. to 7 p.m.
     Eastern Time:
     o    For  fund  information,   literature,  price,  yield  and  performance
          figures.
     o    For information on existing regular investment accounts and retirement plan accounts including wire investments, wire redemptions,  telephone redemptions and telephone exchanges.

     Delaphone Service
     800 362-FUND (800 362-3863)
     o    For convenient  access to account  information or current  performance information on all Delaware  Investments(R)Funds seven days a week, 24 hours a day, use this Touch-Tone(R)service.

     Delaware Large Cap Value Fund
                                                      CUSIP           NASDAQ

     Class A                                        245907100          DELDX
     Class B                                        245907605          DEIBX
     Class C                                        245907704          DECCX
     Class R                                        245907886          DECRX

     Investment Company Act file number: 811-750

PR-001 [11/30] IVES 3/06

                                       37

VALUE-EQUITY                            [DELAWARE INVESTMENTS LOGO]

Prospectus        MARCH 30, 2006

                           DELAWARE LARGE CAP VALUE FUND
                           INSTITUTIONAL CLASS

THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES   OR  PASSED  UPON  THE   ACCURACY  OF  THIS   PROSPECTUS,   AND  ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Fund profile                                         page     2
Delaware Large Cap Value Fund

How we manage the Fund                               page     5
Our investment strategies                                     5
The securities we typically invest in                         6
The risks of investing in the Fund                            7
Disclosure of portfolio holdings information                  7

Who manages the Fund                                 page     8
Investment manager                                            8
Portfolio managers                                            8
Who's who?                                                    9

About your account                                   page     11
Investing in the Fund                                         11
How to buy shares                                             12
Fair valuation                                                13
Document delivery                                             13
How to redeem shares                                          14
Account minimum                                               15
Exchanges                                                     15
Frequent trading of Fund shares                               15
Dividends, distributions and taxes                            16
Certain management considerations                             17
Manager of managers structure                                 17

Financial highlights                                 page     19

Glossary                                             page     21

Additional Information                               page     24

Profile: Delaware Large Cap Value Fund

What is the Fund's goal?
Delaware Large Cap Value Fund seeks long-term capital appreciation. Although the
Fund will strive to meet its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
Under normal circumstances,  the Fund will invest at least 80% of its net assets in securities of  large-capitalization  companies (the "80%  policy").  The Fund
currently   defines   large-capitalization   stocks   as   those   with   market
capitalizations of $5 billion or greater at the time of purchase.  Typically, we seek to select  securities  we believe  are  undervalued  in  relation  to their intrinsic  value as indicated by multiple  factors,  including  the earnings and cash  flow  potential  or the asset  value of the  respective  issuers.  We also consider a company's  plans for future  operations on a selective  basis. We may sell a security if we no longer believe the security will  contribute to meeting the  investment  objective  of the Fund.  The  Fund's  80% policy can be changed without shareholder approval.  However,  shareholders would be given at least 60 days notice prior to any change.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will  increase  and  decrease  according to changes in the value of the securities  in the Fund's  portfolio.  This Fund will be affected by declines in stock and bond  prices  which  could be  caused  by a drop in the stock  market, interest  rate  changes,  problems  in the  economy  or  poor  performance  from particular companies or industries.

For a more complete  discussion  of risk,  please see "The risks of investing in the Fund" on page 7.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Fund

o    Investors with long-term financial goals.
o    Investors seeking growth potential combined with regular income.
o    Investors  seeking  supplemental  quarterly  income from an investment that also offers possible protection against inflation.

Who should not invest in the Fund
o    Investors with short-term financial goals.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short term.
o    Investors seeking an investment primarily in fixed-income securities.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

                                        2

How has Delaware Large Cap Value Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual returns for the Fund's  Institutional Class shares have varied over the past ten calendar  years,  as well as the average annual returns for Institutional Class shares for one-year, five-year and ten-year periods. The
Fund's  past  performance  (before  and  after  taxes)  is  not  necessarily  an indication of how it will perform in the future.

[GRAPHIC OMITTED:  BAR CHART SHOWING  YEAR-BY-YEAR  TOTAL RETURN  (INSTITUTIONAL
CLASS)]

Year-by-year total return (Institutional Class)

--------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
  1996      1997      1998      1999      2000      2001       2002     2003      2004      2005
--------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
 20.51%    29.96%    10.10%    -3.45%     9.74%    -3.58%    -18.82%   28.03%    10.28%     3.16%
--------- --------- --------- --------- --------- --------- --------- --------- --------- ---------

During the  periods  illustrated  in this bar chart,  the  Institutional  Class'
highest  quarterly return was 17.44% for the quarter ended June 30, 2003 and its lowest quarterly return was -18.74% for the quarter ended September 30, 2002.

Average annual returns for periods ending 12/31/05
----------------------------------------------- ---------- --------- ----------
                                                  1 year    5 years   10 years
----------------------------------------------- ---------- --------- ----------
Return before taxes                                3.16%      2.66%     7.61%
----------------------------------------------- ---------- --------- ----------
Return after taxes on distributions                1.56%      2.02%     5.37%
----------------------------------------------- ---------- --------- ----------
Return after taxes on distributions and sale
of Fund shares                                     3.36%      2.04%     5.42%
----------------------------------------------- ---------- --------- ----------
Russell 1000(R)Value Index (reflects no
deduction for fees, expenses or taxes)*            7.05%      5.28%    10.94%
----------------------------------------------- ---------- --------- ----------
S&P 500 Index (reflects no deduction for fees,
expenses or taxes)                                 4.91%      0.54%     9.07%
----------------------------------------------- ---------- --------- ----------
The Fund's  returns  above are compared to the  performance  of the Russell 1000
Value Index and the S&P 500 Index.  The Russell  1000 Value Index  measures  the performance of the companies in the Russell 1000 Index with lower  price-to-book ratios and lower  forecasted  growth rates.  The Russell 1000 Index measures the
1,000 largest U.S. companies based on total market  capitalization.  The S&P 500
Index  consists  of widely  held  common  stocks and is often used to  represent performance of the U.S. stock market. You should remember that, unlike the Fund, each index is  unmanaged  and does not reflect the actual  costs of  operating a mutual fund, such as the costs of buying, selling and holding securities.

Actual after-tax  returns depend on the investor's  individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual  retirement accounts.  The after-tax returns shown are calculated using the highest  individual federal marginal income tax rates in effect during the periods  presented  and do not reflect the impact of state and local  taxes.
The  after-tax  rate used is based on the  current tax  characterization  of the elements of the Fund's returns (e.g., qualified vs. non-qualified dividends) and may be different  than the final tax  characterization  of such  elements.  Past performance, both before and after taxes, is not a guarantee of future results.

* The  Russell  1000 Value  Index is  replacing  the S&P 500 Index as the Fund's benchmark.  The investment  manager believes the composition of the Russell 1000
Value Index  better  reflects the Fund's  investments.  The S&P 500 Index may be excluded from this comparison in the future.

                                       3

What are the Fund's fees and expenses?

---------------------------------------------- ----------------------------------------------------------- --------
You do not pay sales charges directly          Maximum sales charge (load) imposed on purchases as a          none
from yourinvestments when you buy or           percentage of offering price
sell shares of the Institutional Class.        ----------------------------------------------------------- --------
                                               Maximum contingent deferred sales charge (load) as a           none
                                               percentage of original purchase price or redemption price, whichever is lower
                                               ----------------------------------------------------------- --------
                                               Maximum sales charge (load) imposed on reinvested
                                               dividends                                                      none
                                               ----------------------------------------------------------- --------
                                               Redemption fees                                                none
                                               ----------------------------------------------------------- --------
                                               Exchange fees (1)                                              none
---------------------------------------------- ----------------------------------------------------------- --------

---------------------------------------------- ----------------------------------------------------------- --------
Annual fund operating expenses are             Management fees                                               0.60%
deducted fromthe Fund's assets.                ----------------------------------------------------------- --------
                                               Distribution and service (12b-1) fees                          none
                                               ----------------------------------------------------------- --------
                                               Other expenses                                                0.28%
                                               ----------------------------------------------------------- --------
                                               Total operating expenses                                      0.88%
---------------------------------------------- ----------------------------------------------------------- --------

---------------------------------------------- ----------------------------------------------------------- --------
This example is intended to help you           1 year                                                          $90
compare the cost of investing in the Fund      ----------------------------------------------------------- --------
 to the cost of investing in other mutual      3 years                                                        $281
funds with similar investment objectives.      ----------------------------------------------------------- --------
We show the cumulative amount of Fund          5 years                                                        $488
expenses on a hypothetical investment of       ----------------------------------------------------------- --------
$10,000 with an annual 5% return over          10 years                                                     $1,084
the time shown.(2)  The example assumes        --------------------------------------------------------------------
that the Fund's total operating expenses
remain unchanged in each of the periods
shown.  This is an example only, and
does not represent future expenses,
which may be greater or less than those
shown here.
--------------------------------------------------------------------------------

(1)  Exchanges   are   subject   to   the    requirements   of   each   Delaware
     Investments(R)Fund. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(2)  The  Fund's  actual  rate  of  return  may be  greater  or  less  than  the hypothetical 5% return we use here.

                                       4

How we manage the Fund

Our investment strategies
We research  individual  companies and analyze  economic and market  conditions, seeking to identify the securities that we believe are the best  investments for the Fund.  Following  are  descriptions  of how the  portfolio  management  team pursues the Fund's investment goals.

     We  take  a  disciplined   approach  to  investing,   combining  investment
     strategies and risk management  techniques that can help  shareholders meet their goals.

The Fund invests primarily in securities of large-capitalization  companies that
we  believe  have  long-term  capital  appreciation   potential.   We  follow  a
value-oriented  investment  philosophy in selecting  stocks for the Fund using a research-intensive approach that considers factors such as:

o    a security  price that  reflects  a market  valuation  that is judged to be below the estimated present or future value of the company;
o    favorable earnings growth prospects;
o    expected above-average return on equity and dividend yield;
o    the financial condition of the issuer; and
o    various qualitative factors.

We may sell a security if we no longer  believe the security will  contribute to meeting the investment  objective of the Fund. In considering  whether to sell a security,  we may  evaluate,  among  other  things,  the  condition  of the U.S.
economy, the condition of foreign economies,  meaningful changes in the issuer's financial  condition,  and changes in the  condition and outlook in the issuer's industry sector.

The Fund's investment objective is non-fundamental. This means that the Board of
Trustees may change the Fund's objective without obtaining shareholder approval.
If the objective were changed, we would notify shareholders before the change in the objective became effective.

                                        5

The securities we typically invest in
Stocks generally offer investors the potential for capital appreciation, and may pay dividends as well.

------------------------------------------------------- ----------------------------------------------------
                      Securities                                          How we use them
------------------------------------------------------- ----------------------------------------------------
Common stocks: Securities that represent shares of      Generally, we will invest at least 80% of the
ownership in a corporation. Stockholders participate    Fund's net assets in equity securities.
in the corporation's profits and losses proportionate
to the number of shares they own.
------------------------------------------------------- ----------------------------------------------------
American Depositary Receipts (ADRs): ADRs are issued    We may invest without limitation in ADRs.  We may
through a U.S. bank and represent the bank's holdings   hold ADRs when we believe they offer greater
of a stated number of shares of a foreign               appreciation potential than U.S. securities.
corporation. An ADR entitles the holder to all
dividends and capital gains earned by the underlying
foreign shares.  ADRs are typically bought and sold
on U.S. securities exchanges the same way as other
U.S. securities.
------------------------------------------------------- ----------------------------------------------------
Repurchase agreements: An agreement between a buyer     Typically, we use repurchase agreements as a
of securities, such as the Fund, and a seller of        short-term investment for the Fund's cash position.
securities, in which the seller agrees to buy the       In order to enter into these repurchase agreements,
securities back within a specified time at the same     the Fund must have collateral of 102% of the
price the buyer paid for them, plus an amount equal     repurchase price.  The Fund will only enter into
to an agreed upon interest rate. Repurchase             repurchase agreements in which the collateral is
agreements are often viewed as equivalent to cash.      comprised of U.S. government securities.
------------------------------------------------------- ----------------------------------------------------
Restricted securities: Privately placed securities      We may invest in privately placed securities,
whose resale is restricted under U.S. securities        including those that are eligible for resale only
laws.                                                   among certain institutional buyers without
                                                        registration, commonly known as "Rule 144A
                                                        Securities."  Restricted securities that are
                                                        determined to be illiquid may not exceed the Fund's
                                                        10% limit on illiquid securities, which is
                                                        described below.
------------------------------------------------------- ----------------------------------------------------
Illiquid securities: Securities that do not have a      We may invest up to 10% of the Fund's net assets in
ready market, and cannot be easily sold within seven    illiquid securities.
days at approximately the price at which a fund has
valued them.  Illiquid securities include repurchase
agreements maturing in more than seven days.
------------------------------------------------------- ----------------------------------------------------

The Fund is  permitted  to invest in all  available  types of equity  securities including preferred stocks, rights and warrants and convertible securities.  The
Fund may also  invest in  fixed-income  securities  and enter into  futures  and
options  transactions  for  hedging  purposes.   Please  see  the  Statement  of
Additional Information (SAI) for additional  descriptions of these securities as well as those listed in the table above.

Lending  securities  The  Fund  may lend up to 25% of its  assets  to  qualified brokers,  dealers  and  institutional  investors  for  use in  their  securities transactions. These transactions may generate additional income for the Fund.

Borrowing from banks The Fund may borrow money from banks as a temporary measure for  extraordinary  purposes  or to  facilitate  redemptions.  The Fund  will be required  to pay  interest to the lending  banks on the amounts  borrowed.  As a result,  borrowing  money  could  result  in the Fund  being  unable to meet its investment objective.

Temporary defensive  positions For temporary  defensive purposes,  we may hold a substantial  part of the  Fund's  assets  in cash  or  cash  equivalents.  These investments may not be consistent with the Fund's investment  objective.  To the extent that the Fund holds these investments,  the Fund may be unable to achieve its investment objective.

Portfolio turnover
We anticipate that the Fund's annual portfolio turnover will not exceed 100%. It is possible,  however,  that portfolio turnover will be higher than expected.  A turnover rate of 100% would occur if, for example, a fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or  frequently traded a single  security.  A high rate of  portfolio  turnover  in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

                                       6

The risks of investing in the Fund
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest.  Before you invest in the Fund,  you should carefully  evaluate  the risks.  Because  of the nature of the Fund,  you should consider your investment to be a long-term  investment  that typically  provides the best results when held for a number of years.  The table below describes the chief  risks you  assume  when  investing  in the Fund.  Please  see the SAI for further discussion of these risks and other risks not discussed here.

----------------------------------------------------------- ------------------------------------------------------
                          Risks                                           How we strive to manage them
----------------------------------------------------------- ------------------------------------------------------
Market risk is the risk that all or a majority of the       We maintain a long-term investment approach and focus
securities in a certain market - like the stock or bond     on securities that we believe can appreciate over an
market - will decline in value because of factors such as   extended period of time regardless of interim market
economic conditions, future expectations or investor        fluctuations. We do not try to predict overall stock
confidence.                                                 market movements and though we may hold securities for
                                                            any amount of time, we generally do not trade for
                                                            short-term purposes.
----------------------------------------------------------- ------------------------------------------------------
Industry and security risk: Industry risk is the risk       We limit the amount of the Fund's assets invested in
that the value of securities in a particular industry       any one industry and in any individual security.  We
will decline because of changing expectations for the       also follow a rigorous selection process before
performance of that industry.  Securities risk is the       choosing securities for the portfolio.
risk that the value of an individual stock or bond will
decline because of changing expectations for the
performance of the individual company issuing the stock
or bond.
----------------------------------------------------------- ------------------------------------------------------
Foreign risk is the risk that foreign securities may be     We typically invest only a small portion of the Fund's
adversely affected by political instability, changes in     portfolio in foreign corporations through ADRs.  When
currency exchange rates, foreign economic conditions or     we do purchase ADRs, they are generally denominated in
inadequate regulatory and accounting standards.             U.S. dollars and traded on U.S. stock exchanges.
----------------------------------------------------------- ------------------------------------------------------
Liquidity risk is the possibility that securities cannot    We limit exposure to illiquid securities to no more
be readily sold within seven days at approximately the      than 10% of the Fund's net assets.
price that a fund has valued them.
----------------------------------------------------------- ------------------------------------------------------

Disclosure of portfolio holdings information
A  description  of the  Fund's  policies  and  procedures  with  respect  to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

                                       7

Who manages the Fund

Investment manager
The Fund is  managed  by  Delaware  Management  Company,  a series  of  Delaware
Management   Business  Trust,  which  is  an  indirect  subsidiary  of  Delaware
Management Holdings, Inc. Delaware Management Company makes investment decisions
for  the  Fund,   manages  the  Fund's  business   affairs  and  provides  daily
administrative  services.  For its services to the Fund, the manager was paid an aggregate fee of 0.60% of average daily net assets for the last fiscal year.

A  discussion  of the basis for the Board of  Trustees'  approval  of the Fund's investment  advisory  contract is available in the Fund's  semiannual  report to shareholders for the period ended May 31, 2005.

Portfolio managers
D. Tysen Nutt, Jr.,  Jordan L. Irving,  Anthony A. Lombardi and Robert A. Vogel,
Jr. have primary  responsibility for making day-to-day  investment decisions for the Fund. Messrs.  Nutt, Irving,  Lombardi and Vogel assumed  responsibility for the Fund on March 28, 2005.

D. Tysen Nutt,  Jr.,  Senior Vice  President/Senior  Portfolio  Manager,  joined
Delaware  Investments in 2004.  Prior to that, Mr. Nutt graduated from Dartmouth
College with a BA. Mr. Nutt began his  investment  career in 1983 at Dean Witter
Reynolds where he advanced to Vice  President,  Investments.  In 1988, he joined investment  advisor Van Deventer & Hoch (V&H),  where he managed large cap value portfolios for both institutions and private clients. As a Senior Vice President at V&H, he was a member of the firm's  Management  Committee  and  directed  new business  development in addition to his portfolio  management  duties. Mr. Nutt moved to Merrill Lynch Investment Managers in 1994 and later served as leader of the U.S.  Active  Large Cap  Value  Team,  managing  mutual  funds and  separate accounts for institutions  and private  clients.  He is a member of the New York
Society of Security Analysts and the CFA Institute.

Jordan L. Irving,  Vice  President/Senior  Portfolio  Manager,  joined  Delaware
Investments in 2004.  Prior to that, Mr. Irving  graduated from Yale  University with a BA in American  Studies and earned a Special Diploma in Social Studies at
Oxford  University  the  following  year.  He joined  Merrill  Lynch  Investment
Managers  (MLIM) as a Portfolio  Manager in 1998.  In 2004,  Mr.  Irving  joined
Delaware Investments as Vice President/Senior  Portfolio Manager.  While working for MLIM,  Mr.  Irving  competed  for The United  States  National  Rowing Team, winning a gold medal at the 1997 World  Rowing  Championships  in  Aiguebelette,
France.

Anthony A. Lombardi,  Vice President/Senior  Portfolio Manager,  joined Delaware
Investments  in  2004.  Prior to  that,  Mr.  Lombardi  graduated  from  Hofstra
University  with a BBA  and  MBA in  Finance.  Mr.  Lombardi's  first  financial services  position was as an Investment  Analyst with  Crossland  Savings,  FSB,
Brooklyn,  NY from 1989 to 1990. He started at Dean Witter  Reynolds,  Inc. as a
Research Assistant in 1990 and rose to the position of Vice President,  Research
Analyst,  which he held  from  1993 to 1997.  He then  moved  to  Merrill  Lynch
Investment  Managers (MLIM) in 1998,  joining the Capital  Management Group, and became a Portfolio Manager with the U.S. Active Large Cap Value Team in 2000. He departed MLIM as a Director. Mr. Lombardi is a CFA charterholder and a member of the New York Society of Security Analysts.

Robert A. Vogel, Jr., Vice President/Senior  Portfolio Manager,  joined Delaware
Investments in 2004.  Prior to that, Mr. Vogel  graduated from Loyola College in
Maryland,  earning  both his BBA and MS in  Finance.  He  earned  his MBA with a concentration  in Finance at the Wharton School of Business at the University of
Pennsylvania.  Mr. Vogel  started his financial  services  career as a Financial
Consultant with Merrill Lynch in 1992. He then moved to Merrill Lynch Investment
Managers  (MLIM) in 1997,  joining the Capital  Management  Group,  and became a
Portfolio Manager with the U.S. Active Large Cap Value Team in 1998. He departed
MLIM as a Director.  In 2004,  Mr. Vogel  joined  Delaware  Investments  as Vice
President/Senior  Portfolio  Manager.  Mr.  Vogel is a CFA  charterholder  and a member of the New York  Society  of  Security  Analysts  and the CFA  Society of
Philadelphia.

The SAI  for the  Fund  provides  additional  information  about  the  portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of Fund shares.

                                       8

Who's who?
This diagram shows the various organizations involved in managing, administering and servicing the . Certain stocks that we invest in Funds.

[GRAPHIC  OMITTED:  DIAGRAM  SHOWING THE  VARIOUS  ORGANIZATIONS  INVOLVED  WITH
MANAGING, ADMINISTERING AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                                                         Board of Trustees
Investment manager                                                                             Custodian
Delaware Management Company                                                                    JPMorgan Chase Bank
2005 Market Street                                                                             4 Chase Metrotech Center
Philadelphia, PA 19103-7094                                     The Fund                       Brooklyn, NY 11245

                                   Distributor                              Service agent
                                   Delaware Distributors, L.P.              Delaware Service Company, Inc.
                                   2005 Market Street                       2005 Market Street
                                   Philadelphia, PA 19103-7094              Philadelphia, PA 19103-7094

                                   Financial intermediary wholesaler
                                   Lincoln Financial Distributors, Inc.
                                   2001 Market Street
                                   Philadelphia, PA 19103-7055
Portfolio managers
(see page 8 for details)
                                                            Shareholders

Board of Trustees A mutual fund is  governed by a board of  trustees,  which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor  and others that perform  services for the fund.  Generally,  at least 40% of the board of trustees must be  independent of the fund's  investment  manager  and  distributor.  However,  the Fund relies on certain exemptive rules adopted by the SEC that require its Board of Trustees to be  comprised  of a majority of such  independent  Trustees.  These  independent
Trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company  responsible for selecting portfolio  investments  consistent with the objective and policies stated in the mutual fund's  prospectus.  The investment  manager places portfolio orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the manager performs.  Most management  contracts provide  for the manager to receive an annual fee based on a  percentage  of the fund's  average  daily net  assets.  The  manager is subject to  numerous  legal restrictions,  especially regarding transactions between itself and the funds it advises.

Portfolio  managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian   Mutual  funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place  them with a  qualified  bank  custodian  who segregates fund securities from other bank assets.

Distributor  Most  mutual  funds  continuously  offer new  shares to the  public through distributors who are regulated as broker/dealers and are subject to NASD rules governing mutual fund sales practices.

Financial  intermediary  wholesaler  Pursuant to a contractual  arrangement with
Delaware  Distributors,  L.P.,  Lincoln  Financial  Distributors,  Inc. (LFD) is
primarily   responsible   for  promoting   the  sale  of  fund  shares   through
broker/dealers, financial advisors and other financial intermediaries.

                                        9

Service agent Mutual fund  companies  employ service  agents  (sometimes  called transfer  agents) to maintain  records of  shareholder  accounts,  calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax  information,  among other  functions.  Many service agents also provide customer service to shareholders.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific  voting rights.  Material  changes in the terms of a fund's  management contract  must be approved by a  shareholder  vote,  and funds seeking to change fundamental investment policies must also seek shareholder approval.

                                       10

About your account

Investing in the Fund
Institutional Class shares are available for purchase only by the following:

o    retirement  plans  introduced  by persons not  associated  with  brokers or dealers that are primarily  engaged in the retail  securities  business and rollover individual retirement accounts from such plans;

o    tax-exempt  employee  benefit plans of the Fund's manager or its affiliates
     and  of  securities   dealer  firms  with  a  selling  agreement  with  the
     Distributor;

o    institutional  advisory  accounts  (including  mutual funds) managed by the
     Fund's  manager  or its  affiliates  and  clients  of  Delaware  Investment
     Advisers,  an affiliate of the manager,  as well as  affiliates,  corporate
     sponsors,  subsidiaries,   related  employee  benefit  plans  and  rollover
     individual  retirement  accounts  of or from  such  institutional  advisory accounts;

o    a bank, trust company and similar financial  institution  investing for its own  account  or for the  account  of its  trust  customers  for  whom  the financial  institution  is exercising  investment  discretion in purchasing shares of the Class,  except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee;

o    registered  investment advisors investing on behalf of clients that consist solely  of  institutions  and high  net-worth  individuals  having at least
     $1,000,000  entrusted  to  the  advisor  for  investment  purposes.  Use of
     Institutional Class shares is restricted to advisors who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients;

o    certain plans qualified under Section 529 of the Internal  Revenue Code for which the Fund's  manager,  Distributor  or service agent or one or more of
     their  affiliates  provide  record  keeping,   administrative,   investment
     management, marketing, distribution or similar services; and

o    programs sponsored by financial  intermediaries where such programs require the purchase of Institutional Class shares.

                                       11

How to buy shares

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By mail
Complete an  investment  slip and mail it with your check,  made  payable to the fund and class of shares you wish to  purchase,  to Delaware  Investments,  2005
Market  Street,  Philadelphia,  PA  19103-7094.  If you are  making  an  initial purchase by mail,  you must include a completed  investment  application  (or an appropriate retirement plan application if you are opening a retirement account)
with your check.

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By wire
Ask your bank to wire the  amount  you want to  invest to Bank of New York,  ABA
#021000018, Bank Account number 8900403748.  Include your account number and the name of the fund and class of shares  in which  you want to  invest.  If you are making an initial purchase by wire, you must first call us at 800 510-4015 so we can assign you an account number.

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By exchange
You  may  exchange  all or  part of  your  investment  in one or  more  Delaware
Investments(R)Funds  for shares of other  Delaware  Investments(R)Funds.  Please keep in mind, however,  that you may not exchange your shares for Class B, Class
C or Class R shares.  To open an account by exchange,  call your Client Services
Representative at 800 510-4015.

[GRAPHIC OMITTED: SYMBOL OF A PERSON]

Through your financial advisor
Your  financial  advisor  can  handle  all the  details  of  purchasing  shares, including  opening an account.  Your financial advisor may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time, you will pay that day's closing share price, which is based on the
Fund's  net asset  value  (NAV).  If your order is  received  after the close of regular  trading on the NYSE,  you will pay the next  business  day's  price.  A business day is any day that the NYSE is open for business  (Business  Day).  We reserve the right to reject any purchase order.

We  determine  the NAV per  share  for each  class  of the Fund at the  close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of the Fund is calculated by  subtracting  the  liabilities  of each class from its total assets, and dividing the resulting number by the number of shares outstanding for that class.  We generally price  securities and other assets for which market  quotations are readily  available at their market value.  We price fixed-income  securities  on  the  basis  of  valuations  provided  to  us by an independent pricing service that uses methods approved by the Board of Trustees.
We price any  fixed-income  securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use  methods  approved  by the  Board of  Trustees  that are  designed  to price securities at their fair market value.

                                       12

About your account (continued)

Fair valuation
When the Fund uses fair value  pricing,  it may take into account any factors it deems  appropriate.  The Fund may determine  fair value based upon  developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The  price of  securities  used by the Fund to  calculate  its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on
U.S. exchanges only under very limited circumstances,  such as the early closing of the  exchange on which a security is traded or  suspension  of trading in the security.  The Fund may use fair value pricing more  frequently  for  securities primarily traded in non-U.S.  markets because,  among other things, most foreign markets close well before the Fund values its  securities  at 4:00 p.m.  Eastern
Time. The earlier close of these foreign  markets gives rise to the  possibility that significant events,  including broad market moves, may have occurred in the interim.  To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight,  the Fund's Board has delegated responsibility for valuing  the Fund's  assets to a Pricing  Committee  of the  manager,  which operates  under the policies and  procedures  approved by the Board as described above.

Document delivery
If you have an account in the same Delaware Investments(R)Fund as another person or entity at your address, we are sending you one copy of the Fund's prospectus, annual and semiannual  reports to that address  unless you opt  otherwise.  This will help us reduce the printing and mailing expenses  associated with the Fund.
We will  continue to send one copy of each of these  documents  to that  address until you notify us that you wish individual  materials.  If you wish to receive individual  materials,  please call your Client Services  Representative  at 800
510-4015. We will begin sending you individual copies of these documents 30 days after receiving your request.

                                       13

How to redeem shares

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By mail
You may redeem your  shares  (sell them back to the Fund) by mail by writing to:
Delaware  Investments,  2005 Market Street,  Philadelphia,  PA  19103-7094.  All
owners of the account must sign the request,  and for  redemptions  of more than
$100,000,  you must include a signature  guarantee for each owner.  You may also fax your written request to 267 256-8990. Signature guarantees are also required when  redemption  proceeds  are going to an address  other  than the  address of record on the account.

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By telephone
You may redeem up to  $100,000  of your  shares by  telephone.  You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares,  you may have the proceeds sent directly to your bank by wire. Bank  information must be on file before you request a wire redemption.

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By wire
You may redeem  $1,000 or more of your  shares and have the  proceeds  deposited directly to your bank  account,  normally the next Business Day after we receive your  request.  If you request a wire  deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

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Through your financial advisor
Your financial advisor can handle all the details of redeeming your shares. Your financial advisor may charge a separate fee for this service.

If you hold your shares in certificates,  you must submit the certificates  with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly  completed request to redeem or exchange shares, and we or an  authorized  agent  receive  the  request  before  the close of regular trading on the NYSE (normally 4:00 p.m.  Eastern Time), you will receive the NAV next determined after we receive your request.  If we receive your request after the  close  of  regular  trading  on the  NYSE,  you will  receive  the NAV next determined  on the next  Business Day. You may have to pay taxes on the proceeds from your sale of shares.  We will send you a check,  normally the next Business
Day,  but no later than seven  days after we receive  your  request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

                                       14

About your account (continued)

Account minimum
If you redeem  shares and your account  balance  falls below $250,  the Fund may redeem your account after 60 days' written notice to you.

Exchanges
You may  generally  exchange  all or part of your  shares for shares of the same class in another Delaware  Investments(R)Fund.  If you exchange shares to a fund that has a sales charge you will pay any  applicable  sales  charges on your new shares.  You do not pay sales  charges on shares  that you  acquire  through the reinvestment of dividends.  You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the  fund's  prospectus  and read it  carefully  before  buying shares through an exchange.  You may not exchange your shares for Class B, Class
C or Class R shares of another  Delaware  Investments(R)Fund.  We may refuse the purchase side of any exchange request, if, in the investment manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies or would otherwise potentially be adversely affected.

Frequent trading of Fund shares

The Fund discourages  purchases by market timers and purchase orders  (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be rejected.  The Fund's  Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Fund and its  shareholders,  such as market  timing.  The Fund will consider anyone who follows a pattern of market timing in any Delaware Investments(R)Fund or the Optimum Fund Trust to be a market  timer and may consider  anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" -- that is,  purchases into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous  short-term  roundtrip in that fund,  you may be  considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term  roundtrips  to  include  rapid  purchases  and sales of Fund  shares through the exchange  privilege.  The Fund reserves the right to consider  other trading patterns to be market timing.

Your  ability to use the  Fund's  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order. The Fund reserves the right to restrict,  reject or cancel,  without  prior  notice,  any purchase  order or exchange  order for any reason,  including  any  purchase  order  or  exchange  order  accepted  by  any
shareholder's   financial   intermediary   or  in  any   omnibus-type   account.
Transactions  placed in violation  of the Fund's  market  timing  policy are not necessarily  deemed  accepted by the Fund and may be cancelled or revoked by the
Fund on the next Business Day following receipt by the Fund.

Redemptions  will continue to be permitted in accordance with the Fund's current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if,  for  example,  the  shares  have  declined  in  value,  the shareholder  recently paid a front-end sales charge, the shares are subject to a
contingent   deferred   sales   charge  or  the  sale  results  in  adverse  tax
consequences.  To avoid this risk, a shareholder  should  carefully  monitor the purchases, sales and exchanges of Fund shares and avoid frequent trading in Fund shares.

The Fund  reserves the right to modify this policy at any time  without  notice, including  modifications to the Fund's monitoring  procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that  are  inherently  subjective  and  may be  selectively applied, we seek to make judgments and applications that are consistent with the interests of the Fund's  shareholders.  While we will take  actions  designed to detect and prevent  market  timing,  there can be no assurance that such trading activity  will be  completely  eliminated.  Moreover,  the Fund's  market timing policy does not require the Fund to take action in response to frequent  trading activity.  If the Fund  elects not to take any action in  response  to  frequent trading, such frequent trading and market timing activity could continue.

Risks of market timing

By realizing  profits through  short-term  trading,  shareholders that engage in rapid  purchases and sales or exchanges of the Fund's shares dilute the value of shares held by  long-term  shareholders.  Volatility  resulting  from  excessive purchases  and sales or  exchanges of Fund shares,  especially  involving  large dollar amounts, may disrupt efficient portfolio management.  In particular,  the
Fund may have difficulty  implementing its long-term investment strategies if it is forced  to  maintain  a higher  level of its  assets  in cash to  accommodate significant short-term trading activity. Excessive purchases

                                       15

and sales or  exchanges  of the  Fund's  shares  may also force the Fund to sell
portfolio   securities  at  inopportune  times  to  raise  cash  to  accommodate short-term trading activity.  This could adversely affect the Fund's performance if, for example,  the Fund incurs  increased  brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between  the closing of the foreign  market and the fund's NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded,  traded infrequently or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect current market values.  A shareholder may seek to engage in  short-term  trading to take  advantage  of these  pricing differences.  Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities,  technology and other  specific  industry  sector  securities,  and in certain  fixed-income securities,  such as  high-yield  bonds,  asset-backed  securities  or municipal bonds.

Transaction   monitoring  procedures  The  Fund,  through  its  transfer  agent, maintains  surveillance  procedures  designed to detect  excessive or short-term trading in Fund shares. This monitoring process involves several factors,  which include  scrutinizing  transactions  in fund shares for violations of the Fund's market timing policy or other patterns of short-term or excessive  trading.  For purposes  of these  transaction  monitoring  procedures,  the Fund may  consider trading  activity  by  multiple  accounts  under  common  ownership,  control or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be  modified  from time to time to improve the  detection  of  excessive  or short-term  trading or to address other concerns.  Such changes may be necessary or appropriate,  for example, to deal with issues specific to certain retirement plans,  plan exchange  limits,  U.S.  Department of Labor  regulations,  certain automated or pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Omnibus  account  arrangements  are common forms of holding  shares of the Fund, particularly among certain  broker/dealers  and other financial  intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will attempt to apply its monitoring procedures to these omnibus accounts and to the individual  participants in such accounts. In an effort to discourage market timers in such accounts, the Fund may consider enforcement against market timers at the  participant  level  and  at  the  omnibus  level,  up to  and  including termination of the omnibus account's authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing Shareholders  seeking to engage in market timing may employ a variety of strategies to avoid detection and,  despite the efforts of the Fund and its agents to detect  market timing in
Fund shares,  there is no guarantee that the Fund will be able to identify these shareholders or curtail their trading practices. In particular, the Fund may not be able to detect  market  timing  attributable  to a  particular  investor  who effects  purchase,  redemption  and/or exchange  activity in Fund shares through omnibus  accounts.  The  difficulty  of detecting  market  timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
Dividends and  Distributions.  The Fund has elected to be treated as a regulated investment  company  under  Subchapter  M of the  Internal  Revenue  Code.  As a regulated  investment company,  the Fund generally pays no federal income tax on the income and gains it  distributes  to you.  The Fund  expects to declare  and distribute  all of its  net  investment  income,  if  any,  to  shareholders  as dividends  quarterly.  The Fund will also  distribute net capital gains, if any, annually.  The amount of any  distribution  will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gain  distribution.  We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual  Statements.  Every January,  you will receive a statement that shows the tax status of  distributions  you  received  the  previous  year.  Distributions declared  in  December  but paid in January  are taxable as if they were paid in
December.  Mutual funds may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your  statement,  the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to  shareholders.  However,  when necessary,  the Fund will send you a corrected
Form 1099-DIV to reflect reclassified information.

Avoid "Buying A Dividend."  If you invest in the Fund shortly  before the record date of a taxable  distribution,  the  distribution  will lower the value of the
Fund's shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

                                       16

Tax  Considerations.   In  general,   if  you  are  a  taxable  investor,   Fund
distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your  distributions in additional Fund shares or receive them in cash.

For federal income tax purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund  distributions of long-term capital gains are taxable to you as long-term  capital gains no matter how long you have owned your shares. A portion of income  dividends  designated by the Fund may be qualified  dividend income  eligible for taxation by individual  shareholders at long-term  capital gain rates provided  certain holding period  requirements are met.

A sale or  redemption  of Fund  shares is a taxable  event and,  accordingly,  a capital gain or loss may be  recognized.  For tax purposes,  an exchange of your
Fund shares for shares of a different Delaware Investments(R)Fund is the same as a sale.

By law, if you do not provide the Fund with your proper taxpayer  identification number  and  certain  required  certifications,  you may be  subject  to  backup withholding on any  distributions of income,  capital gains or proceeds from the sale of your shares.  The Fund also must  withhold if the IRS instructs it to do
so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Fund  distributions  and gains  from the sale or  exchange  of your Fund  shares generally  are  subject  to state and local  taxes.  Non-U.S.  investors  may be subject to U.S.  withholding  or estate tax, and are subject to special U.S. tax certification requirements.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written to be used as tax advice.  Because  everyone's  tax situation is unique, you should consult your tax professional about federal,  state, local or foreign tax consequences before making an investment in the Fund.

Certain management considerations

Investments by fund of funds and similar investment vehicles
The Fund may accept investments from funds of funds,  including those offered by the Delaware  Investments(R)Funds,  as well as from similar investment vehicles, such as 529 Plans. A "529 Plan" is a college savings program that operates under section  529 of the  Internal  Revenue  Code.  From  time to time,  the Fund may experience  large  investments or redemptions due to allocations or rebalancings by  these  funds  of  funds  and/or  similar  investment  vehicles.  While it is impossible to predict the overall impact of these  transactions over time, there could be adverse effects on portfolio  management.  For example, the Fund may be required to sell  securities or invest cash at times when it would not otherwise do so. These  transactions  could have tax  consequences  if sales of securities result  in  gains,  and  could  also  increase  transaction  costs or  portfolio turnover.  The manager will monitor  transactions by the funds of funds and will attempt to minimize any adverse  effects on both the Fund and the funds of funds as a result of these transactions.

Manager of managers structure

At a shareholder  meeting held on March 23, 2005 (or as  adjourned),  the Fund's shareholders  approved a  "manager  of  managers"  structure  that would  permit
Delaware  Management  Company,  the Fund's  investment  manager,  to appoint and
replace  sub-advisors,   enter  into  sub-advisory  agreements,  and  amend  and
terminate  sub-advisory  agreements  with respect to the Fund,  subject to Board approval but without shareholder approval (the "Manager of Managers Structure").
While Delaware  Management  Company does not currently expect to use the Manager of Managers Structure with respect to the Fund, Delaware Management Company may, in the future, recommend to the Fund's Board the establishment of the Manager of
Managers  Structure by  recommending  the hiring of one or more  sub-advisors to manage all or a portion of the Fund's  portfolio  if it  believes  that doing so would be likely to enhance the Fund's  performance  by  introducing  a different investment style or focus.

The ability to implement the Manager of Managers  Structure  with respect to the
Fund is  contingent  upon  the  receipt  of an  exemptive  order  from  the U.S.
Securities and Exchange  Commission (the "SEC") or the adoption of a rule by the
SEC authorizing the implementation of the Manager of Managers Structure. The use of the Manager of Managers Structure

                                       17

with respect to the Fund may be subject to certain  conditions  set forth in the
SEC exemptive  order or rule.  There can be no assurance that the SEC will grant the Fund's application for an exemptive order or adopt such a rule.

The Manager of Managers  Structure would enable the Fund to operate with greater efficiency  and  without  incurring  the  expense  and  delays  associated  with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  Manager of
Managers Structure would not permit investment  management fees paid by the Fund to be  increased  without  shareholder  approval or change  Delaware  Management
Company's  responsibilities to the Fund, including Delaware Management Company's responsibility for all advisory services furnished by a sub-advisor.

                                       18

Financial highlights
The Financial  highlights  table is intended to help you  understand  the Fund's financial  performance.  All "per share" information  reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report,  along with the Fund's  financial  statements,  is included in the
Fund's annual report, which is available upon request by calling 800 510-4015.

Delaware Large Cap Value Fund                                                         Institutional Class
                                                                                         Year ended 11/30
                                                    2005        2004        2003         2002        2001

Net asset value, beginning of period             $18.030     $16.240     $14.320      $16.730     $16.770

Income (loss) from investment operations:
Net investment income(1)                           0.321       0.248       0.242        0.209       0.224
Net realized and unrealized gain (loss) on         0.912       1.805       1.835      (2.380)     (0.065)
investments and foreign currencies               -------     -------     -------     --------     -------
Total from investment operations                   1.233       2.053       2.077      (2.171)       0.159
                                                 -------     -------     -------     --------     -------
Less dividends and distributions from:
Net investment income                            (0.237)     (0.263)     (0.157)      (0.239)     (0.199)
Net realized gain on investments                 (0.016)       -----       -----        -----       -----
Total dividends and distributions                (0.253)     (0.263)     (0.157)      (0.239)     (0.199)
                                                 -------     -------     -------     --------     -------
Net asset value, end of period                   $19.010     $18.030     $16.240      $14.320     $16.730
                                                 =======     =======     =======     ========     =======
Total return(2)                                    6.88%      12.75%      14.64%     (13.11%)       1.00%

Ratios and supplemental data:
Net assets, end of period (000 omitted)          $44,837     $81,814     $45,191      $32,928     $48,192
Ratio of expenses to average net assets            0.88%       0.89%       0.94%        0.86%       0.82%
Ratio of net investment income to average net      1.74%       1.44%       1.66%        1.35%       1.31%
assets
Portfolio turnover                                  114%         70%         77%          99%        111%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value.

                                       19

How to read the financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a fund's investments; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit,  while a realized loss occurs when we sell an investment at a loss.  When an investment  increases or  decreases  in value but we do not sell it, we record an  unrealized  gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under "Less dividends and distributions  from: Net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share,  calculated by dividing the net assets by the number of shares outstanding.

Total return
This  represents  the rate  that an  investor  would  have  earned or lost on an investment in a fund. In  calculating  this figure for the financial  highlights table,  we  include  applicable  fee  waivers  and assume  the  shareholder  has reinvested all dividends and realized gains.

Net assets
Net assets  represent  the total value of all the assets in a fund's  portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the  percentage of net assets that a fund pays annually for operating  expenses and management fees.  These expenses include  accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets
We determine this ratio by dividing net investment  income (loss) by average net assets.

Portfolio turnover rate
This figure tells you the amount of trading  activity in a fund's  portfolio.  A turnover rate of 100% would occur if, for example, a fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or  frequently traded a single  security.  A high rate of  portfolio  turnover  in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

                                       20

Glossary

How to use this glossary
This glossary  includes  definitions of investment terms, many of which are used throughout  the  Prospectus.  If you  would  like  to  know  the  meaning  of an investment term that is not explained in the text please check the glossary.

Amortized cost
Amortized  cost is a method used to value a  fixed-income  security  that starts with the face value of the security  and then adds or subtracts  from that value depending  on whether the  purchase  price was greater or less than the value of the  security  at  maturity.  The  amount  greater or less than the par value is divided equally over the time remaining until maturity.

Appreciation
An increase in the value of an investment.

Average maturity
An average of when the  individual  bonds and other  debt  securities  held in a portfolio will mature.

Bond
A debt security,  like an IOU,  issued by a company,  municipality or government agency.  In return for  lending  money to the  issuer,  a bond  buyer  generally receives fixed periodic  interest payments and repayment of the loan amount on a specified  maturity date. A bond's price changes prior to maturity and typically is inversely related to current interest rates.  Generally,  when interest rates rise,  bond prices fall,  and when interest  rates fall,  bond prices rise.  See
Fixed-income securities.

Bond ratings
Independent  evaluations  of  creditworthiness,  ranging from  Aaa/AAA  (highest quality) to D (lowest  quality).  Bonds rated  Baa/BBB or better are  considered investment  grade.  Bonds rated Ba/BB or lower are commonly known as junk bonds.
See also Nationally recognized statistical ratings organization.

Capital
The amount of money you invest.

Capital gains distributions
Payments to mutual fund  shareholders of profits  (realized gains) from the sale of a fund's  portfolio  securities.  Usually  paid  once a year;  may be  either short-term gains or long-term gains.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement  of U.S.  inflation;  represents  the price of a basket of  commonly purchased goods.

Corporate bond
A debt security issued by a corporation. See Bond.

Cost basis
The original purchase price of an investment;  used in determining capital gains and losses.

Currency exchange rates
The price at which one country's currency can be converted into another's.  This exchange  rate  varies  almost  daily  according  to a wide range of  political, economic and other factors.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading  investments  among a number of  different  securities, asset classes or investment styles to reduce the risks of investing.

                                       21

Dividend distribution
Payments to mutual fund  shareholders of dividends  passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income  investment's  price volatility.  The larger the number,  the  greater  the likely  price  change for a given  change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices,  staff,  equipment and expenses related to maintaining the fund's portfolio of securities and  distributing  its shares.  They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial advisor
Financial professional (e.g., broker, banker,  accountant,  planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities,  the money you originally invest is paid back at a
pre-specified  maturity  date.  These  securities,   which  include  government,
corporate or municipal bonds, as well as money market securities,  typically pay a fixed rate of return (often referred to as interest). See Bond.

Government securities
Securities  issued  by  the  U.S.  government  or  its  agencies.  They  include
Treasuries as well as agency-backed securities such as Fannie Maes.

Inflation
The  increase in the cost of goods and  services  over time.  U.S.  inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective,  such as long-term capital growth or high current income,  that a mutual fund pursues.

Investment grade
A bond with a "bond" rating in one of the four highest ratings  categories by an
NRSRO or, if unrated, that the manager believes is of comparable quality.

Management fee
The  amount  paid by a mutual  fund to the  investment  manager  for  management services,  expressed as an annual  percentage  of the fund's  average  daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share  of  common  stock by the  number  of  shares  held by  shareholders.  A corporation with one million shares  outstanding and a market price per share of
$10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying  loan principal to bondholders.

NASD
The National  Association of Securities Dealers,  Inc., which is responsible for regulating the securities industry.

Nationally recognized statistical ratings organization (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal  short-term issues,  rating the probability that the issuer of the debt will meet the scheduled  interest  payments and repay the principal. Ratings are published by such companies as Moody's Investors Service,
Inc. (Moody's), Standard & Poor's, a division of The McGraw-Hill Companies, Inc.
(S&P) and Fitch, Inc. (Fitch).

Net asset value (NAV)
The daily  dollar  value of one mutual fund share.  Equal to a fund's net assets divided by the number of shares outstanding.

                                       22

Net assets
The total value of all the assets in a fund's portfolio, less any liabilities.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price-to-earnings ratio (P/E)
A measure of a stock's value  calculated by dividing the current market price of a share of stock by its annual  earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount  of money you  invest  (also  called  capital).  Also  refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The  official  offering  document  that  describes  a  mutual  fund,  containing information  required  by the  SEC,  such as  investment  objectives,  policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally  defined as variability of value;  also credit risk,  inflation  risk, currency and interest rate risk.  Different  investments involve different types and degrees of risk.

Russell 1000(R)Value Index
The Russell 1000 Value Index is an unmanaged index that measures the performance of the companies in the Russell 1000 Index with lower  price-to-book  ratios and lower forecasted growth rates. The Russell 1000 Index measures the 1,000 largest
U.S. companies based on market capitalization.

S&P 500(R)Index
An  unmanaged  index of 500  widely  held  common  stocks  that is often used to represent performance of the U.S. stock market.

SEC (Securities and Exchange Commission)
Federal  agency  established  by Congress to administer  the laws  governing the securities industry, including mutual funds.

Share classes
Different  classifications of shares.  Mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification  by a bank,  brokerage firm or other financial  institution that a customer's  signature is valid.  Signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's  volatility;  for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
A  document  that  provides  more  information  about  a  fund's   organization,
management, investments, policies and risks.

Stock
An investment  that  represents a share of ownership  (equity) in a corporation.
Stocks are often referred to as common stocks or equities.

Total return
An investment performance measurement,  expressed as a percentage,  based on the combined earnings from dividends, capital gains and change in price over a given period.

Volatility

                                       23

The tendency of an investment to go up or down in value by different magnitudes.
Investments  that  generally go up or down in value in relatively  small amounts are considered "low  volatility"  investments,  whereas those  investments  that generally  go up or down in value in  relatively  large  amounts are  considered
"high volatility" investments.

                                       24

               Additional  information about the Fund's investments is available in the Fund's annual and semiannual  reports to shareholders.  In the Fund's shareholder reports, you will find a discussion of the market  conditions and investment  strategies that  significantly affected the Fund's  performance during the period covered by the report.  You can  find  more  information  about  the Fund in the current Statement of Additional  Information (SAI), which we have filed  electronically with the Securities and Exchange Commission
               (SEC)  and  which is  legally  a part of this  Prospectus  (it is incorporated  by reference).  If you want a free copy of the SAI, the annual or  semiannual  report,  or if you have any  questions about  investing in the Fund,  you can write to us at 2005 Market
               Street,  Philadelphia,  PA  19103-7094,  or  call  toll-free  800
               510-4015.  The Fund's SAI and  annual and  semiannual  reports to shareholders  are also  available,  free of charge,  through  the
               Fund's internet Web site  (www.delawareinvestments.com).  You may also  obtain  additional  information  about  the Fund  from your financial advisor.

               You can find reports and other  information about the Fund on the
               EDGAR  Database on the SEC Web site  (www.sec.gov).  You can also get copies of this  information,  after  payment of a duplicating fee, by e-mailing the SEC at  publicinfo@sec.gov or by writing to the  Public  Reference  Section  of  the  SEC,  Washington,  D.C.
               20549-0102. Information about the Fund, including its SAI, can be reviewed  and  copied  at the  SEC's  Public  Reference  Room  in
               Washington,  D.C. You can get information on the Public Reference
               Room by calling the SEC at 202 942-8090.

               -----------------------------------------------------------------

               Web site
               www.delawareinvestments.com

               E-mail
               service@delinvest.com

               Client Services Representative
               800 510-4015

               Delaphone Service
               800 362-FUND (800 362-3863)
               o    For  convenient  access to  account  information  or current performance information on all Delaware  Investments(R)Funds
                    seven   days   a   week,   24   hours   a  day,   use   this
                    Touch-Tone(R)service.

               Delaware Large Cap Value Fund
                                                              CUSIP     NASDAQ
               Institutional Class                          245907407   DEDIX

               Investment Company Act file number: 811-750

                                       25

PR-051 [11/30] IVES 3/05

                                       26

                                                     [DELAWARE INVESTMENTS LOGO]
VALUE-EQUITY

Prospectus        MARCH 30, 2006

                           DELAWARE VALUE FUND
                           CLASS A |X| CLASS B |X| CLASS C |X| CLASS R

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
       SECURITIES OR PASSED UPON THE ACCURACY OF THIS PROSPECTUS, AND ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Fund profile                                         page              1
Delaware Value Fund                                                    1

How we manage the Fund                               page              4
Our investment strategies                                              4
The securities we typically invest in                                  5
The risks of investing in the Fund                                     7
Disclosure of portfolio holdings information                           7

Who manages the Fund                                 page              8
Investment manager                                                     8
Portfolio managers                                                     8
Who's who?                                                             9

About your account                                   page              11
Investing in the Fund                                                  11
   Choosing a share class                                              11
   Dealer compensation                                                 13
How to reduce your sales charge                                        15
How to buy shares                                                      19
Fair valuation                                                         20
Retirement plans                                                       20
Document delivery                                                      20
How to redeem shares                                                   21
Account minimums                                                       22
Special services                                                       23
Frequent trading of Fund shares                                        24
Dividends, distributions and taxes                                     25
Certain management considerations                                      26
Manager of managers structure                                          26

Financial highlights                                 page              28

Glossary                                             page              31

Additional Information                               page              35

                                       i

Profile: Delaware Value Fund

What are the Fund's goals?
Delaware Value Fund seeks long-term capital appreciation. Although the Fund will strive to meet its goals, there is no assurance that it will.

What are the Fund's main investment strategies?
Under  normal  circumstances,  at least 80% of the  Fund's  net  assets  will be invested in securities of large-capitalization companies ("the 80% policy"). The
Fund invests primarily in securities of  large-capitalization  companies that we believe  have  long-term  capital  appreciation  potential.  The Fund  currently defines  large-capitalization  stocks as those with market capitalizations of $5 billion  or  greater  at the  time of  purchase.  Typically,  we seek to  select securities we believe are  undervalued in relation to their  intrinsic  value as indicated by multiple factors, including the earnings and cash flow potential or the asset value of the respective  issuers.  We also consider a company's  plans for future  operations  on a  selective  basis.  We may sell a security if we no longer believe the security will contribute to meeting the investment  objective of the Fund. The Fund's 80% policy can be changed without shareholder  approval.
However,  shareholders  would be given  at  least  60 days  notice  prior to any change.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will  increase  and  decrease  according to changes in the value of the securities  in the Fund's  portfolio.  This Fund will be affected by declines in stock  prices,  which  can be  caused  by a drop  in the  stock  market  or poor performance from particular industries or companies.

For a more complete  discussion  of risk,  please see "The risks of investing in the Fund" on page 7.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Fund

o    Investors with long-term financial goals.
o    Investors seeking growth potential.
o    Investors seeking a core investment to act as a foundation for their equity portfolio.

Who should not invest in the Fund

o    Investors with short-term financial goals.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short term.
o    Investors whose primary goal is income.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

                                       1

How has Delaware Value Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual  returns for the Fund's Class A shares have varied over the past seven calendar years, as well as the average annual returns of Class A,
B and C shares for one-year,  five-year  and lifetime  periods,  as  applicable.
Prior to May 1, 2002, the Fund had not engaged in a broad distribution effort of its shares and had been subject to limited redemption requests.  Returns are not shown for Class R shares  because the class had not  commenced  operations as of the close of the last calendar  year.  The Fund's past  performance  (before and after  taxes) is not  necessarily  an  indication  of how it will perform in the future.  The returns  reflect expense caps that were in effect during certain of these  periods and which may have been lower than the Fund's  current  expenses.
The returns would be lower without the expense caps. Please see the footnotes on page 3 for additional information about the expense caps.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR-BY-YEAR TOTAL RETURN (CLASS A)]

Year-by-year total return (Class A)

------ ----- ------ -------- ------- ------ -----
 1999   2000  2001     2002    2003   2004  2005
------ ----- ------ -------- ------- ------ -----
10.30% 7.21% -5.35%  -17.07%  27.45% 13.20% 5.46%
------ ----- ------ -------- ------- ------ -----

During the periods  illustrated in this bar chart,  Class A's highest  quarterly return was 16.07% for the quarter  ended June 30, 2003 and its lowest  quarterly return was -18.28% for the quarter ended September 30, 2002.

The maximum Class A sales charge of 5.75%,  which is normally  deducted when you purchase shares, is not reflected in the previous paragraph or in the bar chart.
If this fee were  included,  the  returns  would be less than those  shown.  The average annual returns in the table below do include the sales charge.

Average annual returns for periods ending 12/31/05
---------------------------------------------- -------------- -------------- --------------
                                                  1 year         5 years        Lifetime**
---------------------------------------------- -------------- -------------- --------------
Class A return before taxes                        (0.60%)          2.40%          6.11%
---------------------------------------------- -------------- -------------- --------------
Class A return after taxes on distributions        (1.17%)          1.99%          5.12%
---------------------------------------------- -------------- -------------- --------------
Class A return after taxes on distributions
  and sale of Fund shares                          (0.37%)          1.88%          4.72%
---------------------------------------------- -------------- -------------- --------------
Class B return before taxes*                        0.72%            N/A           5.10%
---------------------------------------------- -------------- -------------- --------------
Class C return before taxes*                        3.72%            N/A           5.55%
---------------------------------------------- -------------- -------------- --------------
Russell 1000(R)Value Index (reflects no
  deduction for fees, expenses or taxes)            7.05%           5.28%          7.87%
---------------------------------------------- -------------- -------------- --------------

The Fund's  returns  above are compared to the  performance  of the Russell 1000
Value Index.  You should remember that,  unlike the Fund, the Index is unmanaged and does not reflect the actual costs of  operating a mutual  fund,  such as the costs of buying,  selling  and holding  securities.  Maximum  sales  charges are included in the Fund returns shown above.

After-tax  performance  is  presented  only for Class A shares of the Fund.  The after-tax  returns for other Fund  classes may vary.  Actual  after-tax  returns depend on the  investor's  individual  tax  situation  and may  differ  from the
returns  shown.   After-tax   returns  are  not  relevant  for  shares  held  in
tax-deferred  investment  vehicles such as  employer-sponsored  401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest  individual  federal  marginal income tax rates in effect during the
Fund's  lifetime  and do not  reflect the impact of state and local  taxes.  The after-tax rate used is based on the current tax characterization of the elements of the Fund's returns (e.g.,  qualified vs. non-qualified  dividends) and may be
different  than  the  final  tax   characterization   of  such  elements.   Past
performance, both before and after taxes, is not a guarantee of future results.

*    Total returns assume  redemption of shares at end of period. If shares were not  redeemed,  the  returns  for  Class B would be 4.72% and 5.63% for the one-year and lifetime periods,  respectively.  If shares were not redeemed, the  returns  for Class C would be 4.72% and  5.55%  for the  one-year  and lifetime periods, respectively.

**   Lifetime  returns  are shown if the Fund or Class  existed for less than 10 years.  The inception date for the Class A shares of the Fund was September
     15, 1998. The inception date for the Class B and Class C shares of the Fund was May 1, 2002.  The  Russell  1000 Value  Index  return is for the Fund's
     Class A lifetime. The Russell 1000 Value Index reports returns on a monthly basis.  The Index  return for Class A  lifetime  reflects  the return  from
     September  30, 1998 through  December  31,  2005.  The Index return for the lifetime  of Class B and Class C shares  was  8.87%.  The Index  return for
     Class B and Class C lifetime  reflects the return from May 31, 2002 through
     December 31, 2005.

                                       2

What are the Fund's fees and expenses?

---------------------------------- --------------------------------------------------- ---------- ----------- -------- -----------
Sales charges are fees paid        CLASS                                                       A           B        C           R
directly from your investments     --------------------------------------------------- ---------- ----------- -------- -----------
when you buy or sell shares of     Maximum sales charge (load) imposed on purchases       5.75%        none     none        none
the Fund.  You do not pay sales    as a percentage of offering price
charges when you buy or sell       --------------------------------------------------- ---------- ----------- -------- -----------
Class R shares.                    Maximum contingent deferred sales charge (load)         none(1)    4.00%(2) 1.00%(3)     none
                                   as a percentage of original purchase price or
                                   redemption price, whichever is lower
                                   --------------------------------------------------- ---------- ----------- -------- -----------
                                   Maximum sales charge (load) imposed on reinvested       none        none     none        none
                                   dividends
                                   --------------------------------------------------- ---------- ----------- -------- -----------
                                   Redemption fees                                         none        none     none        none
                                   --------------------------------------------------- ---------- ----------- -------- -----------
                                   Exchange fees                                           none        none     none        none
---------------------------------- --------------------------------------------------- ---------- ----------- -------- -----------

---------------------------------- -------------------------------------------------- ---------- ----------- -------- ------------
Annual fund operating expenses     Management fees                                        0.65%       0.65%    0.65%       0.65%
are deducted from the Fund's       -------------------------------------------------- ---------- ----------- -------- ------------
assets.                            Distribution and service (12b-1) fees                  0.30%(4)    1.00%    1.00%       0.60%(4)
                                   --------------------------------------------------- ---------- ----------- -------- -----------
                                   Other expenses(5)                                      0.15%       0.15%    0.15%       0.15%
                                   --------------------------------------------------- ---------- ----------- -------- -----------
                                   Total operating expenses                               1.10%       1.80%    1.80%       1.40%
                                   --------------------------------------------------- ---------- ----------- -------- -----------
                                   Fee Waivers and Payments(6)                           (0.10%)     (0.05%)  (0.05%)     (0.05%)
                                   --------------------------------------------------- ---------- ----------- -------- -----------
                                   Net expenses                                           1.00%       1.75%    1.75%       1.25%
---------------------------------- -------------------------------------------------- ---------- ----------- -------- ------------

---------------------------------- ----------- ---------- ---------- ------------------ ----------- ---------------- -------------
This example is intended to help   CLASS(7)            A       B(8)               B(8)           C                  C             R
you compare the cost of                                                  (if redeemed)                  (if redeemed)
investing in the Fund to the       ----------- ---------- ---------- ------------------ ----------- ------------------ -------------
cost of investing in other         1 year           $671       $178               $528        $178               $278          $127
mutual funds with similar          ----------- ---------- ---------- ------------------ ----------- ------------------ -------------
investment objectives. We show     3 years          $895       $562               $837        $562               $562          $428
the cumulative amount of Fund      ----------- ---------- ---------- ------------------ ----------- ------------------ -------------
expenses on a hypothetical         5 years        $1,137       $970             $1,195        $970               $970          $752
investment of $10,000 with an      ----------- ---------- ---------- ------------------ ----------- ------------------ -------------
annual 5% return over the time     10 years       $1,830     $1,928             $1,928      $2,112             $2,112        $1,667
shown.(7)                          -------------------------------------------------------------------------------------------------
This example reflects the net
operating expenses with expense
waivers for the one-year
contractual period and the total
operating expenses without
waivers for years two through
10. This is an example only, and
does not represent future
expenses, which may be greater
or less than those shown here.
---------------------------------- -------------------------------------------------------------------------------------------------

(1)  A purchase of Class A shares of $1 million or more may be made at net asset value.  However,  if you buy the shares through a financial  advisor who is paid a  commission,  a  contingent  deferred  sales  charge  will  apply to redemptions made within two years of purchase.  Additional Class A purchase options that involve a  contingent  deferred  sales charge may be permitted from  time to time  and will be  disclosed  in the  Prospectus  if they are available.

(2)  If you redeem Class B shares during the first year after you buy them,  you will pay a contingent  deferred  sales charge of 4.00%,  which  declines to
     3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter.

(3)  Class C shares  redeemed within one year of purchase are subject to a 1.00%
     contingent deferred sales charge.

(4)  The  Fund's  Distributor  has  contracted  to limit the Class A and Class R shares'  12b-1 fees through March 31, 2007 to no more than 0.25% and 0.50%, respectively, of average daily net assets.

(5)  "Other  expenses"  have been  restated to reflect an  expected  decrease in other  expenses  during  the  current  fiscal  year  as  a  result  of  the expectation  that the Fund will not have to convene a  shareholder  meeting and issue a proxy statement during the current fiscal year.

(6)  The  investment  manager  has  contracted  to waive  fees and pay  expenses through  March  31,  2007 in  order to  prevent  total  operating  expenses
     (excluding any 12b-1 fees, taxes, interest,  brokerage fees,  extraordinary expenses and certain insurance costs) from exceeding 0.75% of average daily net assets.

(7)  The  Fund's  actual  rate  of  return  may be  greater  or  less  than  the hypothetical 5% return we use here.

(8)  The Class B example  reflects the  conversion  of Class B shares to Class A shares  after  eight  years.  Information  for the ninth  and  tenth  years reflects expenses of the Class A shares.

                                       3

How we manage the Fund

Our investment strategies
We research  individual  companies and analyze  economic and market  conditions, seeking to identify the securities that we believe are the best  investments for the Fund.  Following  are  descriptions  of how the  portfolio  management  team pursues the Fund's investment goals.

     We  take  a  disciplined   approach  to  investing,   combining  investment
     strategies and risk management  techniques that can help  shareholders meet their goals.

The Fund invests primarily in securities of large-capitalization  companies that
we  believe  have  long-term  capital  appreciation   potential.   We  follow  a
value-oriented  investment  philosophy in selecting  stocks for the Fund using a research-intensive approach that considers factors such as:

o    a security  price that  reflects  a market  valuation  that is judged to be below the estimated present or future value of the company;
o    favorable earnings growth prospects;
o    expected above-average return on equity and dividend yield;
o    the financial condition of the issuer; and
o    various qualitative factors.

We may sell a security if we no longer  believe the security will  contribute to meeting the investment  objective of the Fund. In considering  whether to sell a security,  we may  evaluate,  among  other  things,  the  condition  of the U.S.
economy, the condition of foreign economies,  meaningful changes in the issuer's financial  condition,  and changes in the  condition and outlook in the issuer's industry sector.

The Fund's investment objective is non-fundamental. This means that the Board of
Trustees may change the Fund's objective without obtaining shareholder approval.
If the objective were changed, we would notify shareholders before the change in the objective became effective.

                                       4

The securities we typically invest in

Stocks generally offer investors the potential for capital appreciation, and may pay dividends as well.

--------------------------------------- -----------------------------------
              Securities                         How we use them
--------------------------------------- -----------------------------------
Common stocks:  Securities that         Generally, we invest 85% to 100%
represent shares of ownership in a      of the Fund's net assets in
corporation. Stockholders participate   common stocks.  We will generally
in the corporation's profits and        invest in companies with at least
losses proportionate to the number of   $5 billion in market
shares they own.                        capitalization at the time of
                                        purchase, but may also invest in
                                        smaller companies.
--------------------------------------- -----------------------------------
Convertible securities:  Usually        The Fund may invest in
preferred stocks or corporate bonds     convertible securities and
that can be exchanged for a set         selects them on the basis of the
number of shares of common stock at a   common stocks into which they can
predetermined price.                    be converted, not on the basis of
                                        the debt ratings of the
                                        convertible securities.
--------------------------------------- -----------------------------------
Foreign Stocks and Depositary           We may invest up to 20% of the
Receipts:  Foreign stocks are those     Fund's net assets in foreign
issued by a company that is located     companies directly or indirectly
in a foreign country, has the           through American, Global or
majority of its assets in a foreign     European Depositary Receipts. We
country or generates the majority of    would typically hold depositary
its operating income in a foreign       receipts when we believe they
country.                                offer greater appreciation
                                        potential than U.S. securities.
Depositary receipts are issued by a     Investing directly in
U.S. or foreign bank and represent      international securities is not
the bank's holdings of a stated         typically a significant component
number of shares of a foreign           of our strategy.
corporation.  A depositary receipt
entitles the holder to all dividends
and capital gains earned by the
underlying foreign shares. American
Depositary Receipts (ADRs) are
typically bought and sold on U.S.
securities exchanges the same way as
other U.S. securities.
--------------------------------------- -----------------------------------
Options and Futures:  Options           If we have stocks that have
represent a right to buy or sell a      appreciated in price, we may want
security or a group of securities at    to protect those gains when we
an agreed upon price at a future        anticipate adverse conditions.
date. The purchaser of an option may    We might use options or futures
or may not choose to go through with    to neutralize the effect of any
the transaction; the seller of the      anticipated price declines,
option must go through with the         without selling the security. We
transaction if the purchaser            may also use options or futures
exercises the option.                   to gain exposure to a particular
                                        market segment without purchasing
Futures contracts are agreements for    individual securities in that
the purchase or sale of a security or   segment, particularly if we have
a group of securities at a specified    excess cash that we want to
price, on a specified date.  Unlike     invest quickly.
purchasing an option, a futures
contract must be executed unless it     Use of these strategies can
is sold before the settlement date.     increase the operating cost of
                                        the Fund and can lead to loss of
Certain options and futures are         principal.
generally considered to be derivative
securities.
--------------------------------------- -----------------------------------
Repurchase agreements:  An agreement    Typically, we use repurchase
between a buyer of securities, such     agreements as a short-term
as the Fund, and a seller of            investment for the Fund's cash
securities, in which the seller         position. In order to enter into
agrees to buy the securities back       these repurchase agreements, the
within a specified time at the same     Fund must have collateral of 102%
price the buyer paid for them, plus     of the repurchase price.  The
an amount equal to an agreed upon       Fund will only enter into
interest rate. Repurchase agreements    repurchase agreements in which
are often viewed as equivalent to       the collateral is comprised of
cash.                                   U.S. government securities.
--------------------------------------- -----------------------------------
Restricted securities:  Privately       We may invest in privately placed
placed securities whose resale is       securities, including those that
restricted under U.S. securities laws.  are eligible for resale only among certain institutional
                                        buyers without registration,
                                        commonly known as "Rule 144A
                                        Securities." Restricted
                                        securities that are determined to
                                        be illiquid may not exceed the
                                        Fund's 15% limit on illiquid
                                        securities, which is described
                                        below.
--------------------------------------- -----------------------------------
Illiquid securities:  Securities that   We may invest up to 15% of the
do not have a ready market, and         Fund's net assets in illiquid
cannot be easily sold within seven      securities.
days at approximately the price at
which a fund has valued them.
Illiquid securities include
repurchase agreements maturing in
more than seven days.
--------------------------------------- -----------------------------------

                                       5

The Fund may also  invest in other  securities,  including  without  limitation, preferred stock, warrants and other equity securities,  other than common stock, that are convertible  into common stock.  Please see the Statement of Additional
Information  (SAI) for additional  descriptions  of these  securities as well as those listed in the table above.

Borrowing from banks
The Fund may borrow  money from banks as a temporary  measure for  extraordinary purposes or to facilitate redemptions. The Fund will be required to pay interest to the lending banks on the amounts borrowed. As a result, borrowing money could result in the Fund being unable to meet its investment objective.

Lending securities
The Fund may lend up to 25% of its  assets to  qualified  brokers,  dealers  and institutional investors for use in their securities  transactions.  Borrowers of the Fund's securities must provide  collateral to the Fund and adjust the amount of  collateral  each day to reflect  changes in the value of loaned  securities.
These transactions may generate additional income for the Fund.

Temporary defensive positions
For temporary defensive  purposes,  we may hold a substantial part of the Fund's assets in cash or cash equivalents. These investments may not be consistent with the  Fund's  investment  objective.  To the  extent  that the Fund  holds  these investments, the Fund may be unable to achieve its investment objective.

Portfolio turnover
It is possible  that the Fund's  portfolio  turnover  rate will exceed  100%.  A portfolio turnover rate of 100% would occur, for example, if the Fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or frequently  traded a single security.  A high rate of portfolio  turnover in any year may  increase  brokerage  commissions  paid and  could  generate  taxes for shareholders on realized investment gains.

                                       6

The risks of investing in the Fund
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest.  Before you invest in the Fund,  you should carefully  evaluate  the risks.  Because  of the nature of the Fund,  you should consider your investment to be a long-term  investment  that typically  provides the best results when held for a number of years.  The table below describes the chief  risks you  assume  when  investing  in the Fund.  Please  see the SAI for further discussion of these risks and other risks not discussed here.

---------------------------------------- ----------------------------------
                 Risks                     How we strive to manage them
---------------------------------------- ----------------------------------
Market risk is the risk that all or a    We maintain a long-term
majority of the securities in a          investment approach and focus on
certain market-- like the stock or       securities we believe can
bond market-- will decline in value      appreciate over an extended
because of factors such as economic      period of time regardless of
conditions, future expectations or       interim market fluctuations. We
investor confidence.                     do not try to predict overall
                                         stock market movements.
                                         Although we may hold securities
                                         for any amount of time, we
                                         generally do not trade for
                                         short-term purposes.
---------------------------------------- ----------------------------------
Industry and security risk Industry      We limit the amount of the
risk is the risk that the value of       Fund's assets invested in any
securities in a particular industry      one industry and in any
will decline because of changing         individual security.  We also
expectations for the performance of      follow a rigorous selection
that industry.  Securities risk is the   process designed to identify
risk that the value of an individual     under-valued securities before
stock or bond will decline because of    choosing securities for the
changing expectations for the            portfolio.
performance of the individual company
issuing the stock or bond.
---------------------------------------- ----------------------------------
Futures and options risk is the          We may use options and futures
possibility that a fund may experience   to protect gains in the Fund's
a loss if it employs an options or       portfolio without actually
futures strategy related to a security   selling a security. We may also
or a market index and that security or   use options and futures to
index moves in the opposite direction    quickly invest excess cash so
from what the manager anticipated.       that the Fund's portfolio is
Futures and options also involve         generally fully invested.
additional expenses, which could
reduce any benefit or increase any
loss that a fund gains from using the
strategy.
---------------------------------------- ----------------------------------
Foreign risk is the risk that foreign    Investing in foreign securities
securities may be adversely affected     (including depositary receipts)
by political instability, changes in     is not a significant part of our
currency exchange rates, foreign         strategy. We may not invest more
economic conditions or inadequate        than 20% of net assets in direct
regulatory and accounting standards.     and indirect holdings of foreign
                                         securities.
---------------------------------------- ----------------------------------
Liquidity risk is the possibility that   We limit exposure to illiquid
securities cannot be readily sold        securities to no more than 15%
within seven days at approximately the   of the Fund's net assets.
price that a fund has valued them.
---------------------------------------- ----------------------------------

Disclosure of portfolio holdings information
A  description  of the  Fund's  policies  and  procedures  with  respect  to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

                                       7

Who manages the Fund

Investment manager
The Fund is  managed  by  Delaware  Management  Company,  a series  of  Delaware
Management   Business  Trust,  which  is  an  indirect  subsidiary  of  Delaware
Management Holdings, Inc. Delaware Management Company makes investment decisions
for  the  Fund,   manages  the  Fund's  business   affairs  and  provides  daily
administrative  services.  For its services to the Fund, the manager was paid an aggregate  fee of 0.59% of average  daily net assets for the last  fiscal  year, after giving effect to fee waivers by the manager.

A  discussion  of the basis for the Board of  Trustees'  approval  of the Fund's investment  advisory  contract is available in the Fund's  semiannual  report to shareholders for the period ended May 31, 2005.

Portfolio managers
D. Tysen Nutt,  Jr.,  Jordan L. Irving,  Anthony A. Lombardi and Robert A Vogel,
Jr. have primary  responsibility for making day-to-day  investment decisions for the Fund. Messrs.  Nutt, Irving,  Lombardi and Vogel assumed  responsibility for the Fund on July 30, 2004.

D. Tysen Nutt,  Jr.,  Senior Vice  President/Senior  Portfolio  Manager,  joined
Delaware  Investments in 2004.  Prior to that, Mr. Nutt graduated from Dartmouth
College with a BA. Mr. Nutt began his  investment  career in 1983 at Dean Witter
Reynolds where he advanced to Vice  President,  Investments.  In 1988, he joined investment  advisor Van Deventer & Hoch (V&H),  where he managed large cap value portfolios for both institutions and private clients. As a Senior Vice President at V&H, he was a member of the firm's  Management  Committee  and  directed  new business  development in addition to his portfolio  management  duties. Mr. Nutt moved to Merrill Lynch Investment Managers in 1994 and later served as leader of the U.S.  Active  Large Cap  Value  Team,  managing  mutual  funds and  separate accounts for institutions  and private  clients.  He is a member of the New York
Society of Security Analysts and the CFA Institute.

Jordan L. Irving,  Vice  President/Senior  Portfolio  Manager,  joined  Delaware
Investments in 2004.  Prior to that, Mr. Irving  graduated from Yale  University with a BA in American  Studies and earned a Special Diploma in Social Studies at
Oxford  University  the  following  year.  He joined  Merrill  Lynch  Investment
Managers  (MLIM) as a Portfolio  Manager in 1998.  In 2004,  Mr.  Irving  joined
Delaware Investments as Vice President/Senior  Portfolio Manager.  While working for MLIM,  Mr.  Irving  competed  for The United  States  National  Rowing Team, winning a gold medal at the 1997 World  Rowing  Championships  in  Aiguebelette,
France.

Anthony A. Lombardi,  Vice President/Senior  Portfolio Manager,  joined Delaware
Investments  in  2004.  Prior to  that,  Mr.  Lombardi  graduated  from  Hofstra
University  with a BBA  and  MBA in  Finance.  Mr.  Lombardi's  first  financial services  position was as an Investment  Analyst with  Crossland  Savings,  FSB,
Brooklyn,  NY from 1989 to 1990. He started at Dean Witter  Reynolds,  Inc. as a
Research Assistant in 1990 and rose to the position of Vice President,  Research
Analyst,  which he held  from  1993 to 1997.  He then  moved  to  Merrill  Lynch
Investment  Managers (MLIM) in 1998,  joining the Capital  Management Group, and became a Portfolio Manager with the U.S. Active Large Cap Value Team in 2000. He departed MLIM as a Director. Mr. Lombardi is a CFA charterholder and a member of the New York Society of Security Analysts.

Robert A. Vogel, Jr., Vice President/Senior  Portfolio Manager,  joined Delaware
Investments in 2004.  Prior to that, Mr. Vogel  graduated from Loyola College in
Maryland,  earning  both his BBA and MS in  Finance.  He  earned  his MBA with a concentration  in Finance at the Wharton School of Business at the University of
Pennsylvania.  Mr. Vogel  started his financial  services  career as a Financial
Consultant with Merrill Lynch in 1992. He then moved to Merrill Lynch Investment
Managers  (MLIM) in 1997,  joining the Capital  Management  Group,  and became a
Portfolio Manager with the U.S. Active Large Cap Value Team in 1998. He departed
MLIM as a Director.  In 2004,  Mr. Vogel  joined  Delaware  Investments  as Vice
President/Senior  Portfolio  Manager.  Mr.  Vogel is a CFA  charterholder  and a member of the New York  Society  of  Security  Analysts  and the CFA  Society of
Philadelphia.

The SAI  for the  Fund  provides  additional  information  about  the  portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of Fund shares.

                                       8

Who's who?
This shows the various organizations  involved with managing,  administering and servicing the Delaware Investments(R)Funds.

[GRAPHIC  OMITTED:  DIAGRAM  SHOWING THE  VARIOUS  ORGANIZATIONS  INVOLVED  WITH
MANAGING, ADMINISTERING AND SERVICING THE DELAWARE INVESTMENTS(R)FUNDS]

 Investment Manager                          Board of Trustees                Custodian
 Delaware Management Company                                                  JPMorgan Chase Bank
 2005 Market Street                          The Funds                        4 Chase Metrotech Center
 Philadelphia, PA 19103-7094                                                  Brooklyn, NY 11245

                                   Distributor                        Service agent
                                   Delaware Distributors, L.P.        Delaware Service Company, Inc.
                                   2005 Market Street                 2005 Market Street
                                   Philadelphia, PA 19103-7094        Philadelphia, PA 19103-7094

Portfolio managers                 Financial intermediary wholesaler
(see page 8 for details)           Lincoln Financial Distributors,
                                   Inc.
                                   2001 Market Street
                                   Philadelphia, PA 19103-7055

                                             Financial advisors

                                             Shareholders

Board of Trustees A mutual  fund is  governed  by a board of trustees  which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor  and others that perform  services for the fund.  Generally,  at least 40% of the board of trustees must be  independent of the fund's  investment  manager  and  distributor.  However,  the Fund relies on certain exemptive rules adopted by the SEC that require its Board of Trustees to be  comprised  of a majority of such  independent  Trustees.  These  independent
Trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company  responsible for selecting portfolio  investments  consistent with the objective and policies stated in the mutual fund's  prospectus.  The investment  manager places portfolio orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the manager performs.  Most management  contracts provide  for the manager to receive an annual fee based on a  percentage  of the fund's  average  daily net  assets.  The  manager is subject to  numerous  legal restrictions,  especially regarding transactions between itself and the funds it advises.

Portfolio  managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian   Mutual  funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place  them with a  qualified  bank  custodian  who segregates fund securities from other bank assets.

Distributor  Most  mutual  funds  continuously  offer new  shares to the  public through distributors who are regulated as broker/dealers and are subject to NASD rules governing mutual fund sales practices.

Financial  intermediary  wholesaler  Pursuant to a contractual  arrangement with
Delaware  Distributors,  L.P.,  Lincoln  Financial  Distributors,  Inc. (LFD) is
primarily   responsible   for  promoting   the  sale  of  fund  shares   through
broker/dealers, financial advisors and other financial intermediaries.

                                       9

Service agent Mutual fund  companies  employ service  agents  (sometimes  called transfer  agents) to maintain  records of  shareholder  accounts,  calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax  information,  among other  functions.  Many service agents also provide customer service to shareholders.

Financial advisors Financial advisors provide advice to their clients, analyzing
their  financial   objectives  and  recommending   appropriate  funds  or  other
investments.  Financial  advisors are associated with securities  broker/dealers who have entered into selling and/or service  arrangements with the distributor.
Selling broker/dealers and financial advisors are compensated for their services generally through sales commissions,  and through 12b-1 fees and/or service fees deducted from the fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific  voting rights.  Material  changes in the terms of a fund's  management contract  must be approved by a  shareholder  vote,  and funds seeking to change fundamental investment policies must also seek shareholder approval.

                                       10

About your account

Investing in the Fund
You can choose from a number of share  classes for the Fund.  Because each share class has a different combination of sales charges, fees and other features, you should consult your financial  advisor to determine  which class best suits your investment goals and time frame.

Choosing a share class

CLASS A

o    Class A shares  have an up-front  sales  charge of up to 5.75% that you pay when you buy the shares.

o    If you invest $50,000 or more, your front-end sales charge will be reduced.

o    You may qualify for other  reductions  in sales  charges and under  certain circumstances  the sales  charge may be  waived,  as  described  in "How to reduce your sales charge" below.

o    Class A shares  are also  subject to an annual  12b-1 fee no  greater  than
     0.30%  (currently  limited to 0.25%) of average daily net assets,  which is lower  than the  12b-1 fee for  Class B,  Class C and  Class R shares.  See
     "Dealer compensation" below for further information.

o    Class A shares  generally  are not subject to a contingent  deferred  sales charge except in the limited circumstances described in the table below.

o    Class A shares generally are not available for purchase by anyone qualified to purchase Class R shares, except as described below.

Class A sales charges
The table below details your sales  charges on purchases of Class A shares.  The offering price for Class A shares includes the front-end sales charge. The sales charge as a percentage of the net amount  invested is the maximum  percentage of the amount invested  rounded to the nearest  hundredth.  The actual sales charge that you pay as a percentage  of the offering  price and as a percentage  of the net amount invested will vary depending on the then-current net asset value, the percentage rate of sales charge and rounding.

----------------------------------------------------------------------------------------------------------
     Amount of purchase                Sales charge as %                Sales charge as %
                                       of offering price              of net amount invested
----------------------------------------------------------------------------------------------------------
      Less than $50,000                      5.75%                             6.54%
----------------------------------------------------------------------------------------------------------
 $50,000 but under $100,000                  4.75%                             5.41%
----------------------------------------------------------------------------------------------------------
 $100,000 but under $250,000                 3.75%                             4.31%
----------------------------------------------------------------------------------------------------------
 $250,000 but under $500,000                 2.50%                             3.00%
----------------------------------------------------------------------------------------------------------
$500,000 but under $1 million                2.00%                             2.44%
----------------------------------------------------------------------------------------------------------
     $1 million or more          None (Limited CDSC may apply)*   None (Limited CDSC may apply)*
----------------------------------------------------------------------------------------------------------

*    There is no front-end  sales charge when you purchase $1 million or more of
     Class A shares.  However,  if the Distributor paid your financial advisor a commission  on your  purchase of $1 million or more of Class A shares,  you will have to pay a limited contingent  deferred sales charge (Limited CDSC)
     of 1.00% if you redeem these shares  within the first year and 0.50% if you redeem them within the second year,  unless a specific waiver of the charge applies.  The  Limited  CDSC  will be paid to the  Distributor  and will be assessed  on an amount  equal to the lesser of: (1) the net asset  value at the time of purchase of the Class A shares being  redeemed;  or (2) the net asset value of such Class A shares at the time of redemption.  For purposes of this formula,  the "net asset value at the time of purchase" will be the net asset value at purchase of the Class A shares even if those  shares are later exchanged for shares of another Delaware  Investments(R)Fund  and, in the event of an  exchange  of Class A shares,  the "net asset value of such shares at the time of redemption" will be the net asset value of the shares acquired in the exchange. In determining whether a Limited CDSC is payable, it will be assumed  that  shares not  subject to the  Limited  CDSC are the first  redeemed  followed by other  shares  held for the longest  period of time.  See  "Dealer  compensation"  below for a  description  of the dealer commission that is paid.
----------------------------------------------------------------------------------------------------------

                                       11

CLASS B

o    Class B shares have no up-front  sales  charge,  so the full amount of your purchase  is  invested  in the  Fund.  However,  you will pay a  contingent deferred  sales charge if you redeem your shares within six years after you buy them.

o    If you redeem Class B shares during the first year after you buy them,  the shares will be subject to a contingent  deferred sales charge of 4.00%. The contingent  deferred  sales charge is 3.25%  during the second year,  2.75%
     during the third  year,  2.25%  during the  fourth and fifth  years,  1.50%
     during the sixth year and 0% thereafter.

o    In determining  whether the  contingent  deferred sales charge applies to a redemption of Class B Shares,  it will be assumed that shares held for more than six years are redeemed first,  followed by shares acquired through the reinvestment  of  dividends  or  distributions,  and finally by shares held longest  during the six-year  period.  For further  information  on how the contingent deferred sales charge is determined,  please see "Calculation of
     Contingent Deferred Sales Charges-- Class B and Class C" below.

o    Under certain  circumstances  the  contingent  deferred sales charge may be waived; please see "Waivers of Contingent Deferred Sales Charges" below for further information.

o    For approximately  eight years after you buy your Class B shares,  they are subject to annual  12b-1 fees no  greater  than 1.00% of average  daily net assets (of which 0.25% are service fees) paid to the  Distributor,  dealers or others for providing services and maintaining shareholder accounts.

o    Because of the higher 12b-1 fees,  Class B shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A and Class R shares.

o    Approximately eight years after you buy them, Class B shares  automatically convert  into  Class A  shares  with a 12b-1  fee of no  more  than  0.30%.
     Conversion  may occur as late as three months after the eighth  anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

o    You may purchase only up to $100,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

CLASS C

o    Class C shares have no up-front  sales  charge,  so the full amount of your purchase  is  invested  in the  Fund.  However,  you will pay a  contingent deferred  sales charge of 1.00% if you redeem your shares  within 12 months after you buy them.

o    In determining  whether the  contingent  deferred sales charge applies to a redemption of Class C shares,  it will be assumed that shares held for more than 12 months are redeemed first followed by shares  acquired  through the reinvestment of dividends or distributions,  and finally by shares held for
     12 months or less. For further  information on how the contingent  deferred sales charge is determined,  please see "Calculation of Contingent Deferred
     Sales Charges - Class B and Class C" below.

o    Under certain  circumstances  the  contingent  deferred sales charge may be waived; please see "Waivers of Contingent Deferred Sales Charges" below for further information.

o    Class C shares are subject to an annual  12b-1 fee no greater than 1.00% of average  daily net assets  (of which  0.25% are  service  fees) paid to the
     Distributor,  dealers  or others for  providing  services  and  maintaining shareholder accounts.

o    Because of the higher 12b-1 fees,  Class C shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A and Class R shares.

o    Unlike  Class B shares,  Class C shares do not  automatically  convert into another class.

o    You may purchase any amount less than  $1,000,000  of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

CLASS R

o    Class R shares have no up-front  sales  charge,  so the full amount of your purchase  is  invested  in the fund.  Class R shares  are not  subject to a contingent deferred sales charge.

                                       12

o    Class R shares  are  subject to an annual  12b-1 fee no greater  than 0.60%
     (currently  limited to 0.50%) of average  daily net assets,  which is lower than the 12b-1 fee for Class B and Class C shares.

o    Because of the higher  12b-1 fee,  Class R shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A shares.

o    Unlike  Class B shares,  Class R shares do not  automatically  convert into another class.

o    Class  R  shares  generally  are  available  only  to:  (i)  qualified  and non-qualified  plan  shareholders  covering multiple  employees  (including
     401(k),  401(a),  457, and  non-custodial  403(b)  plans,  as well as other non-qualified  deferred compensation plans) with assets (at the time shares are  considered  for  purchase)  of $10  million  or less;  and (ii) to IRA rollovers from plans maintained on the Delaware  Investments(R)  retirement recordkeeping  system or BISYS's retirement  recordkeeping  system that are offering Class R shares to participants.

Except as noted  above,  no other IRA  accounts  are eligible for Class R shares
(e.g.,  no SIMPLE  IRA's,  SEP/IRA's,  SAR/SEP-IRA's,  Roth  IRA's,  etc.).  For
purposes of determining  plan asset levels,  affiliated plans may be combined at the request of the plan sponsor.

Each share class may be eligible  for  purchase  through  programs  sponsored by financial  intermediaries  that  require  the  purchase  of a specific  class of shares.

Any account  holding  Class A shares as of June 2, 2003 (the date Class R shares were made  available)  continues to be eligible to purchase Class A shares after that date. Any account  holding Class R shares is not eligible to purchase Class
A shares.

Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay  distribution  fees for the sales and  distribution  of its shares.  Because these fees are paid out of the  Fund's  assets on an  ongoing  basis,  over time these fees will increase the cost of your  investment and may cost you more than paying other types of sales charges.

Calculation of Contingent Deferred Sales Charges - Class B and Class C
Contingent  deferred  sales  charges are charged as a  percentage  of the dollar amount  subject to the  contingent  deferred  sales  charge.  The charge will be assessed on an amount  equal to the lesser of the net asset value at the time of purchase of the shares being  redeemed or the net asset value of those shares at the time of redemption.  No contingent  deferred sales charge will be imposed on increases  in net asset  value  above the  initial  purchase  price,  nor will a contingent  deferred sales charge be assessed on redemptions of shares  acquired through reinvestment of dividends or capital gains  distributions.  For purposes of this formula,  the "net asset value at the time of purchase"  will be the net asset value at purchase of Class B shares or Class C shares of the Fund, even if
those   shares   are   later   exchanged   for   shares  of   another   Delaware
Investments(R)Fund.  In the event of an exchange  of the shares,  the "net asset value of such shares at the time of  redemption"  will be the net asset value of the shares that were acquired in the exchange.

Dealer compensation
Your  financial  advisor  that sells you shares of the Fund may be  eligible  to receive the following  amounts as compensation  for your investment in the Fund.
These amounts are paid by the  Distributor  to the  securities  dealer with whom your financial advisor is associated.

-------------------------------------- --------------- ----------------- ---------------- ----------------
                                         Class A(1)       Class B(2)       Class C(3)       Class R(4)
-------------------------------------- --------------- ----------------- ---------------- ----------------
Commission (%)                               -              4.00%             1.00%              -
-------------------------------------- --------------- ----------------- ---------------- ----------------
  Investment less than $50,000             5.00%              -                 -                -
-------------------------------------- --------------- ----------------- ---------------- ----------------
  $50,000 but less than $100,000           4.00%              -                 -                -
-------------------------------------- --------------- ----------------- ---------------- ----------------
  $100,000 but less than $250,000          3.00%              -                 -                -
-------------------------------------- --------------- ----------------- ---------------- ----------------
  $250,000 but less than $500,000          2.00%              -                 -                -
-------------------------------------- --------------- ----------------- ---------------- ----------------
  $500,000 but less than $1,000,000        1.60%              -                 -                -
-------------------------------------- --------------- ----------------- ---------------- ----------------
  $1,000,000 but less than $5,000,000      1.00%              -                 -                -
-------------------------------------- --------------- ----------------- ---------------- ----------------
  $5,000,000 but less than $25,000,000     0.50%              -                 -                -
-------------------------------------- --------------- ----------------- ---------------- ----------------
  $25,000,000 or more                      0.25%              -                 -                -
-------------------------------------- --------------- ----------------- ---------------- ----------------
12b-1 Fee to Dealer                        0.30%            0.25%             1.00%            0.60%
-------------------------------------- --------------- ----------------- ---------------- ----------------

(1)  On sales of Class A shares,  the  Distributor  re-allows to your securities dealer a portion of the front-end  sales charge  depending  upon the amount you invested.  Your securities dealer is eligible to receive up to 0.30% of the  12b-1  fee  applicable  to  Class A  shares.  The  maximum  12b-1  fee applicable to Class A shares is 0.30% of average daily net assets.  However the  Distributor has contracted to limit this amount to 0.25% through March
     31, 2007.

                                       13

(2)  On sales of Class B shares,  the Distributor pays your securities dealer an up-front  commission of 4.00%.  Your securities dealer also may be eligible to receive a 12b-1  service  fee of up to 0.25% from the date of  purchase.
     After approximately eight years, Class B shares automatically  convert into
     Class A shares and  dealers may then be eligible to receive the 0.30% 12b-1 fee applicable to Class A.

(3)  On sales of Class C shares,  the Distributor pays your securities dealer an up-front  commission of 1.00%. The up-front  commission includes an advance of the first year's 12b-1  service fee of up to 0.25%.  During the first 12 months,  the  Distributor  retains  the full 1.00%  12b-1 fee to  partially offset the up-front  commission  and the prepaid 0.25% service fee advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C.

(4)  On sales of Class R shares,  the  Distributor  does not pay your securities dealer an up-front commission.  The maximum 12b-1 fee applicable to Class R shares is 0.60% of average daily net assets.  However,  the Distributor has contracted  to limit this  amount to 0.50%  through  March 31,  2007.  Your securities  dealer  may be  eligible  to receive a 12b-1 fee of up to 0.60%
     from the date of purchase, although this rate is currently 0.50%.

                                       14

How to reduce your sales charge

We offer a number of ways to reduce or  eliminate  the sales  charge on  shares.
Please refer to the SAI for detailed  information and eligibility  requirements.
You can also get additional information from your financial advisor. You or your financial  advisor  must  notify us at the time you  purchase  shares if you are eligible for any of these programs.  You may also need to provide information to your financial  advisor or the Fund in order to qualify for a reduction in sales charges. Such information may include your Delaware Investments(R)Funds holdings in any other account,  including  retirement accounts held indirectly or through an intermediary  and the names of qualifying  family members and their holdings.
Class R shares have no up-front sales charge.  We reserve the right to determine whether any purchase is  entitled,  by virtue of the  foregoing,  to the reduced initial sales charge.

----------------------- ----------------------------- ----------------------------------------------------------------
       Program                  How it works                                    Share class
----------------------- ----------------------------- -------------- ---------------------------------------------- -
                                                            A                        B                     C
----------------------- ----------------------------- -------------- -------------------------------------------------
Letter of Intent        Through a Letter of                X         Although the Letter of Intent and Rights of
                        Intent you agree to                          Accumulation do not apply to the purchase of
                        invest a certain amount                      Class B and Class C shares, you can combine
                        in Delaware Investments(R)                   your purchase of Class A shares with your
                        Funds (except money                          purchase of Class B and Class C shares to
                        market funds with no                         fulfill your Letter of Intent or qualify for
                        sales charge) over a                         Rights of Accumulation.
                        13-month period to
                        qualify for reduced
                        front-end sales charges.
----------------------- ----------------------------- -------------- -------------------------------------------------
Rights of Accumulation  You can combine your               X
                        holdings or purchases of
                        all Delaware Investments(R)
                        Funds (except money
                        market funds with no
                        sales charge) as well as
                        the holdings and
                        purchases of your spouse
                        and children under 21 to
                        qualify for reduced
                        front-end sales charges.
----------------------- ----------------------------- -------------- ----------------------------- -------------------
Reinvestment of         Up to 12 months after you     For Class      For Class B, your account     Not available.
Redeemed Shares         redeem shares, you can        A, you         will be credited with the
                        reinvest the proceeds         will not       contingent deferred sales
                        without paying a sales        have to        charge you previously
                        charge as noted to the        pay an         paid on the amount you
                        right.                        additional     are reinvesting. Your
                                                      front-end      schedule for contingent
                                                      sales          deferred sales charges
                                                      charge.        and conversion to Class A
                                                                     will not start over
                                                                     again; it will pick up
                                                                     from the point at which
                                                                     you redeemed your shares.
----------------------- ----------------------------- -------------- -------------------------------------------------
SIMPLE IRA, SEP         These investment plans             X         There is no reduction in sales charges for
IRA, SAR/SEP,           may qualify for reduced                      Class B or Class C shares for group purchases
Profit Sharing,         sales charges by                             by retirement plans.
Pension, 401(k),        combining the purchases
SIMPLE 401(k),          of all members of the
403(b)(7), and 457      group. Members of these
Retirement Plans        groups may also qualify
                        to purchase shares
                        without a front-end sales
                        charge and may qualify
                        for a waiver of any
                        contingent deferred sales
                        charges on Class A shares.
----------------------- ----------------------------- -------------- -------------------------------------------------

                                       15

Buying Class A shares at Net Asset Value

Class A  shares  of the Fund may be  purchased  at net  asset  value  under  the following  circumstances,  provided that you notify the Fund in advance that the trade qualifies for this privilege.

o    Shares purchased under the Delaware Investments Dividend  Reinvestment Plan and, under certain  circumstances,  the Exchange Privilege and the 12-Month
     Reinvestment Privilege.

o    Purchases  by: (i)  current  and former  officers,  Trustees/Directors  and employees  of any  Delaware  Investments(R)Fund,  the manager or any of the manager's  current  affiliates and those that may in the future be created;
     (ii)  legal  counsel  to  the  Delaware   Investments(R)Funds;   and  (iii)
     registered representatives and employees of broker/dealers who have entered into Dealer's  Agreements with the Distributor.  Family members (regardless of age) of such persons at their  direction,  and any employee benefit plan established by any of the foregoing entities, counsel or broker/dealers may also purchase shares at net asset value.

o    Shareholders  who own Class A shares of  Delaware  Cash  Reserve  Fund as a result of a liquidation of a Delaware Investments(R) Fund may exchange into
     Class A shares of another Delaware Investments(R)Fund at net asset value.

o    Purchases  by bank  employees  who  provide  services  in  connection  with agreements between the bank and unaffiliated  brokers or dealers concerning sales of shares of the Delaware Investments(R)Funds.

o    Purchases by certain officers,  trustees and key employees of institutional clients of the manager or any of the manager's affiliates.

o    Purchases for the benefit of the clients of brokers, dealers and registered investment  advisors if such brokers,  dealers or investment  advisors have entered into an agreement with the Distributor  providing  specifically for the  purchase  of Class A shares  in  connection  with  special  investment products,  such as wrap accounts or similar fee-based  programs.  Investors may be charged a fee when effecting  transactions in Class A shares through a broker or agent that offers these special investment products.

o    Purchases  by  financial  institutions  investing  for the account of their trust  customers if they are not eligible to purchase  shares of the Fund's
     Institutional Class.

o    Purchases by retirement  plans that are maintained on retirement  platforms
     sponsored  by  financial   intermediary   firms,   provided  the  financial
     intermediary  firm has entered into a Class A NAV Agreement with respect to such retirement platforms.

o    Purchases  by certain  legacy  bank  sponsored  retirement  plans that meet requirements set forth in the SAI.

o    Purchases by certain legacy  retirement  assets that meet  requirements set forth in the SAI.

o    Investments made by plan level and/or participant  retirement accounts that are for the purpose of repaying a loan taken from such accounts.

o    Loan repayments made to a Fund account in connection with loans  originated from accounts previously maintained by another investment firm.

                                       16

Waivers of Contingent Deferred Sales Charges

------------------------------------------- ------------------ ------------------------- ----------------
                                                                     Share Class
------------------------------------------- ------------------ ------------------------- ----------------
Category                                            A*                    B                     C
------------------------------------------- ------------------ ------------------------- ----------------
Redemptions in accordance with a                                          X                     X
Systematic Withdrawal Plan, provided the
annual amount selected to be withdrawn
under the Plan does not exceed 12% of the
value of the account on the date that the
Systematic Withdrawal Plan was
established or modified.
------------------------------------------- ------------------ ------------------------- ----------------
Redemptions that result from the Fund's             X                     X                     X
right to liquidate a shareholder's
account if the aggregate net asset value
of the shares held in the account is less
than the then-effective minimum account
size.
------------------------------------------- ------------------ ------------------------- ----------------
Distributions to participants or                    X               Not available.       Not available.
beneficiaries from a retirement plan
qualified under section 401(a) of the
Internal Revenue Code of 1986, as amended
(the "Code").
------------------------------------------- ------------------ ------------------------- ----------------
Redemptions pursuant to the direction of            X               Not available.       Not available.
a participant or beneficiary of a
retirement plan qualified under section
401(a) of the Code with respect to that
retirement plan.
------------------------------------------- ------------------ ------------------------- ----------------
Periodic distributions from an individual           X                     X                     X
retirement account (i.e., IRA, ROTH IRA,
EDUCATION OR COVERDELL IRA, SIMPLE IRA,
SAR/SEP or SEP/IRA) or a qualified plan**
(403(b)(7) plan, 457 Deferred
Compensation Plan, Profit Sharing Plan,
Money Purchase Plan or 401(k) Defined
Contribution Plan) not subject to a
penalty under Section 72(t)(2)(A) of the
Internal Revenue Code ("IRC") or a
hardship or unforeseen emergency
provision in the qualified plan as
described in Tres. Reg.§1.401(k)-1(d)(2)
and Section 457(d)(3) of the IRC.
------------------------------------------- ------------------ ------------------------- ----------------
Returns of Excess Contributions due to              X                     X                     X
any regulatory limit from an individual
retirement account (i.e., IRA, ROTH IRA,
EDUCATION OR COVERDELL IRA, SIMPLE IRA,
SAR/SEP or SEP/IRA) or a qualified plan
(403(b)(7) plan, 457 Deferred
Compensation Plan, Profit Sharing Plan,
Money Purchase Plan or 401(k) Defined
Contribution Plan).
------------------------------------------- ------------------ ------------------------- ----------------
Distributions by other employee benefit             X               Not available.       Not available.
plans to pay benefits.
------------------------------------------- ------------------ ------------------------- ----------------
Systematic withdrawals from a retirement            X                     X                     X
account or qualified plan that are not
subject to a penalty pursuant to Section
72(t)(2)(A) of the IRC or a hardship or
unforeseen emergency provision in the
qualified plan** as described in Tres.
Reg.§1.401(k)-1(d)(2) and Section
457(d)(3) of the IRC.  The systematic
withdrawal may be pursuant to Delaware
Investments(R)Funds' Systematic Withdrawal
Plan or a systematic withdrawal permitted
by the IRC.
------------------------------------------- ------------------ ------------------------- ----------------

                                       17

Distributions from an account of a                  X                     X                     X
redemption resulting from the death or
disability (as defined in Section
72(t)(2)(A) of the IRC) of a registered
owner or a registered joint owner
occurring after the purchase of the
shares being redeemed.  In the case of
accounts established under the Uniform
Gifts to Minors Act or Uniform Transfers
to Minors Act or trust accounts, the
waiver applies upon the death of all
beneficial owners.
------------------------------------------- ------------------ ------------------------- ----------------
Redemptions by certain legacy retirement            X               Not available.              X
assets that meet the requirements set
forth in the SAI.
------------------------------------------- ------------------ ------------------------- ----------------
Redemptions by the classes of                       X               Not available.       Not available.
shareholders who are permitted to
purchase shares at net asset value,
regardless of the size of the purchase.
See "Buying Class A shares at Net Asset
Value" above.
------------------------------------------- ------------------ ------------------------- ----------------

*    The waiver  for Class A shares  relates  to a waiver of the  Limited  CDSC.
     Please note that you or your  financial  advisor  will have to notify us at the time of purchase that the trade qualifies for such waiver.

**   Qualified  plans that are fully  redeemed  at the  direction  of the plan's fiduciary are subject to any applicable contingent deferred sales charge or
     Limited CDSC, unless the redemption is due to the termination of the plan.

Certain  sales charges may be based on historical  cost.  Therefore,  you should maintain  any  records  that  substantiate  these costs  because  the Fund,  its transfer agent and financial  intermediaries  may not maintain this information.
Information about existing sales charges and sales charge reductions and waivers is  available  free of charge in a clear and  prominent  format on the  Delaware
Investments(R)Funds'   Web  site  at   www.delawareinvestments.com.   Additional
information on sales charges can be found in the SAI.

                                       18

About your account (continued)

How to buy shares

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Through your financial advisor
Your  financial  advisor  can  handle  all the  details  of  purchasing  shares, including  opening an account.  Your financial advisor may charge a separate fee for this service.

[GRAPHIC OMITTED: SYMBOL OF AN ENVELOPE]

By mail
Complete an  investment  slip and mail it with your check,  made  payable to the fund and class of shares you wish to  purchase,  to Delaware  Investments,  2005
Market  Street,  Philadelphia,  PA  19103-7094.  If you are  making  an  initial purchase by mail,  you must include a completed  investment  application  (or an appropriate retirement plan application if you are opening a retirement account)
with your check.

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By wire
Ask your bank to wire the  amount  you want to  invest to Bank of New York,  ABA
#021000018, Bank Account number 8900403748.  Include your account number and the name of the fund and class of shares  in which  you want to  invest.  If you are making an initial purchase by wire, you must first call us at 800 523-1918 so we can assign you an account number.

[GRAPHIC OMITTED: AN EXCHANGE SYMBOL]

By exchange
You  may  exchange  all or  part of  your  investment  in one or  more  Delaware
Investments(R)Funds  for shares of other  Delaware  Investments(R)Funds.  Please keep in mind, however, that under most circumstances you are allowed to exchange only between like  classes of shares.  To open an account by exchange,  call the
Shareholder Service Center at 800 523-1918.

[GRAPHIC OMITTED: SYMBOL OF A KEYPAD]

Through automated shareholder services
You may purchase or exchange shares through Delaphone,  our automated  telephone
service,  or  through  our  Web  site,  www.delawareinvestments.com.   For  more
information  about  how to sign up for  these  services,  call  our  Shareholder
Service Center at 800 523-1918.

                                       19

How to buy shares (continued)

Once you have completed an application,  you can open an account with an initial investment of $1,000 and make  additional  investments at any time for as little as $100. The minimum  purchase is $250, and you can make additional  investments of only $25, if you are buying  shares in an IRA or Roth IRA,  under the Uniform
Gifts to Minors  Act or the  Uniform  Transfers  to  Minors  Act or  through  an
Automatic Investing Plan. The minimum purchase for a Coverdell Education Savings
Account  (formerly an "Education IRA") is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs or Coverdell Education Savings Accounts.

The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time, you will pay that day's closing share price, which is based on the
Fund's  net asset  value  (NAV).  If your order is  received  after the close of regular  trading on the NYSE,  you will pay the next  business  day's  price.  A business day is any day that the NYSE is open for business  (Business  Day).  We reserve the right to reject any purchase order.

We  determine  the NAV per  share  for each  class  of the Fund at the  close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of the Fund is calculated by  subtracting  the  liabilities  of each class from its total assets and dividing the resulting  number by the number of shares outstanding for that class.  We generally price  securities and other assets for which market  quotations are readily  available at their market value.  We price fixed-income  securities  on  the  basis  of  valuations  provided  to  us by an independent pricing service that uses methods approved by the Board of Trustees.
We price any  fixed-income  securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use  methods  approved  by the  Board of  Trustees  that are  designed  to price securities at their fair market value.

Fair valuation
When the Fund uses fair value  pricing,  it may take into account any factors it deems  appropriate.  The Fund may determine  fair value based upon  developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The  price of  securities  used by the Fund to  calculate  its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on
U.S. exchanges only under very limited circumstances,  such as the early closing of the  exchange on which a security is traded or  suspension  of trading in the security.  The Fund may use fair value pricing more  frequently  for  securities primarily traded in non-U.S.  markets because,  among other things, most foreign markets close well before the Fund values its  securities  at 4:00 p.m.  Eastern
Time. The earlier close of these foreign  markets gives rise to the  possibility that significant events,  including broad market moves, may have occurred in the interim.  To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight,  the Fund's Board has delegated responsibility for valuing  the Fund's  assets to a Pricing  Committee  of the  manager,  which operates  under the policies and  procedures  approved by the Board as described above.

Retirement plans
In  addition  to being an  appropriate  investment  for your  IRA,  Roth IRA and
Coverdell  Education  Savings  Account,  shares in the Fund may be suitable  for group  retirement  plans.  You may  establish  your IRA account  even if you are already  a  participant  in an  employer-sponsored  retirement  plan.  For  more information  on how  shares  in the  Fund  can  play an  important  role in your retirement  planning  or for details  about group  plans,  please  consult  your financial advisor, or call 800 523-1918.

Document delivery
If you have an account in the same Delaware Investments(R)Fund as another member of your  household,  we are  sending  your  household  one  copy  of the  Fund's prospectus,  annual and semiannual  reports unless you opt otherwise.  This will help us reduce the printing and mailing  expenses  associated  with the Fund. We will  continue  to send one copy of each of these  documents  to your  household until you notify us that you wish individual  materials.  If you wish to receive individual materials, please call our Shareholder Service Center at 800 523-1918 or your financial advisor.  We will begin sending you individual copies of these documents 30 days after receiving your request.

                                       20

About your account (continued)

How to redeem shares

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Through your financial advisor
Your  financial  advisor  can handle all the  details of  redeeming  your shares
(selling them back to the Fund).  Your  financial  advisor may charge a separate fee for this service.

[GRAPHIC OMITTED: SYMBOL OF AN ENVELOPE]

By mail
You may redeem  your shares by mail by writing to:  Delaware  Investments,  2005
Market Street, Philadelphia,  PA 19103-7094. All owners of the account must sign the  request,  and for  redemptions  of more than  $100,000,  you must include a signature guarantee for each owner.  Signature guarantees are also required when redemption  proceeds are going to an address other than the address of record on an account.

[GRAPHIC OMITTED: SYMBOL OF A TELEPHONE]

By telephone
You may redeem up to  $100,000  of your  shares by  telephone.  You may have the proceeds sent to you by check,  or if you redeem at least $1,000 of shares,  you may have the proceeds sent directly to your bank by wire. Bank  information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: SYMBOL OF A JAGGED LINE]

By wire
You may redeem  $1,000 or more of your  shares and have the  proceeds  deposited directly to your bank  account,  normally the next Business Day after we receive your  request.  If you request a wire  deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: SYMBOL OF A KEYPAD]

Through automated shareholder services
You may redeem shares through Delaphone,  our automated  telephone  service,  or through our Web site,  www.delawareinvestments.com.  For more information  about how to sign up for these services,  call our  Shareholder  Service Center at 800
523-1918.

                                       21

How to redeem your shares (continued)

If you hold your shares in certificates,  you must submit the certificates  with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly  completed request to redeem or exchange shares, and we or an  authorized  agent  receive  the  request  before  the close of regular trading on the NYSE (normally 4:00 p.m.  Eastern Time), you will receive the NAV next determined after we receive your request.  If we receive your request after the  close  of  regular  trading  on the  NYSE,  you will  receive  the NAV next determined on the next Business  Day. We will deduct any  applicable  contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next Business Day, but no later than seven days after we receive your request to sell your shares.  If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are  required to pay a contingent  deferred  sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' NAV when you purchased  them or their NAV when you redeem them,  whichever is less.  This arrangement  assures that you will not pay a contingent deferred sales charge on any  increase in the value of your  shares.  You also will not pay the charge on any shares  acquired by reinvesting  dividends or capital gains. If you exchange shares of one fund for shares of another,  you do not pay a contingent  deferred sales charge at the time of the exchange.  If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the  original  shares,  not the  exchange  price.  The redemption  price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Account minimums
If you redeem shares and your account  balance  falls below the Fund's  required account minimum of $1,000 ($250 for IRAs, Roth IRAs, Uniform Gifts to Minors Act
and  Uniform  Transfers  to Minors  Act  accounts  or  accounts  with  automatic investing plans and $500 for Coverdell  Education Savings Accounts) for three or more  consecutive  months,  you will have until the end of the current  calendar quarter  to raise the  balance  to the  minimum.  If your  account is not at the minimum by the required  time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance.  If your account  does not reach the minimum  balance,  the Fund may redeem your  account after 60 days' written notice to you.

                                       22

About your account (continued)

Special services
To help make investing  with us as easy as possible,  and to help you build your investments, we offer the following special services.

Automatic Investing Plan
The  Automatic  Investing  Plan allows you to make regular  monthly or quarterly investments directly from your checking account.

Direct Deposit
With  Direct  Deposit  you  can  make  additional  investments  through  payroll deductions,  recurring government or private payments such as Social Security or direct transfers from your bank account.

Electronic Delivery
With  Delaware  eDelivery,  you can receive your fund  documents  electronically instead of via U.S. mail.  When you sign up for  eDelivery,  you can access your account  statements,  shareholder  reports and other fund materials online, in a secure internet environment at any time, from anywhere.

Online Account Access
Online   Account   Access  is  a   password-protected   area  of  the   Delaware
Investments(R)Web  site that gives you access to your  account  information  and allows you to perform transactions in a secure internet environment.

Wealth Builder Option
With the Wealth  Builder  Option you can  arrange  automatic  monthly  exchanges between your shares in one or more Delaware Investments(R)Funds.  Wealth Builder exchanges  are  subject to the same rules as regular  exchanges  (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through  our  Dividend  Reinvestment  Plan,  you  can  have  your  distributions reinvested  in  your  account  or the  same  share  class  in  another  Delaware
Investments(R)Fund.   The  shares  that  you   purchase   through  the  Dividend
Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges
You may  generally  exchange  all or part of your  shares for shares of the same class in another  Delaware  Investments(R)Fund  without paying a front-end sales charge  or a  contingent  deferred  sales  charge  at the time of the  exchange.
However,  if you  exchange  shares from a money market fund that does not have a sales  charge or from  Class R shares of any fund,  you will pay any  applicable sales charge on your new shares.  When exchanging  Class B and Class C shares of one fund for the same class of shares in other  funds,  your new shares  will be subject  to  the  same  contingent  deferred  sales  charge  as the  shares  you originally  purchased.  The holding  period for the  contingent  deferred  sales charge will also remain the same, with the amount of time you held your original shares being credited  toward the holding period of your new shares.  You do not pay sales  charges on shares  that you  acquired  through  the  reinvestment  of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's  prospectus  and read it carefully  before buying  shares  through an exchange.  We may refuse the purchase side of any exchange  request,  if, in the investment manager's judgment, the Fund would be unable to invest effectively in accordance  with its  investment  objective  and  policies  or  would  otherwise potentially be adversely affected.

                                       23

Special services (continued)

MoneyLine(SM) On Demand Service
Through our  MoneyLine(SM) On Demand Service,  you or your financial advisor may transfer money between your Fund account and your  predesignated bank account by telephone request. This service is not available for retirement plans. MoneyLine has a minimum  transfer of $25 and a maximum  transfer  of  $50,000,  except for purchases  into  IRAs.  Delaware  Investments  does  not  charge  a fee for this service; however, your bank may assess one.

MoneyLine Direct Deposit Service
Through  our  MoneyLine  Direct  Deposit  Service  you can  have  $25 or more in dividends and distributions  deposited  directly to your bank account.  Delaware
Investments  does not  charge a fee for this  service;  however,  your  bank may assess one. This service is not available for retirement plans.

Systematic Withdrawal Plan
Through our Systematic  Withdrawal  Plan,  you can arrange a regular  monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more,  you can make  withdrawals  of at least
$25 monthly,  or $75  quarterly.  You may also have your  withdrawals  deposited directly to your bank account through our MoneyLine Direct Deposit Service.

The applicable limited  contingent  deferred sales charge for Class A shares and the  contingent  deferred  sales charge for Class B and C shares  redeemed via a
Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less  than  12% of the  account  balance  on the  date  that the Plan is established.  If the annual  amount  withdrawn  in any year  exceeds  12% of the account balance on the date that the Systematic  Withdrawal Plan is established, all  redemptions  under the Plan will be  subject to the  applicable  contingent deferred sales charge,  including an assessment for previously  redeemed amounts under the Plan.

Frequent trading of Fund shares
The Fund discourages  purchases by market timers and purchase orders  (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be rejected.  The Fund's  Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Fund and its  shareholders,  such as market  timing.  The Fund will consider anyone who follows a pattern of market timing in any Delaware Investments(R)Fund or the Optimum Fund Trust to be a market  timer and may consider  anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" -- that is,  purchases into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous  short-term  roundtrip in that fund,  you may be  considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term  roundtrips  to  include  rapid  purchases  and sales of Fund  shares through the exchange  privilege.  The Fund reserves the right to consider  other trading patterns to be market timing.

Your  ability to use the  Fund's  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order. The Fund reserves the right to restrict,  reject or cancel,  without  prior  notice,  any purchase  order or exchange  order for any reason,  including  any  purchase  order  or  exchange  order  accepted  by  any
shareholder's   financial   intermediary   or  in  any   omnibus-type   account.
Transactions  placed in violation  of the Fund's  market  timing  policy are not necessarily  deemed  accepted by the Fund and may be cancelled or revoked by the
Fund on the next Business Day following receipt by the Fund.

Redemptions  will continue to be permitted in accordance with the Fund's current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if,  for  example,  the  shares  have  declined  in  value,  the shareholder  recently paid a front-end sales charge, the shares are subject to a
contingent   deferred   sales   charge  or  the  sale  results  in  adverse  tax
consequences.  To avoid this risk, a shareholder  should  carefully  monitor the purchases, sales and exchanges of Fund shares and avoid frequent trading in Fund shares.

The Fund  reserves the right to modify this policy at any time  without  notice, including  modifications to the Fund's monitoring  procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that  are  inherently  subjective  and  may be  selectively applied, we seek to make judgments and applications that are consistent with the interests of the Fund's  shareholders.  While we will take  actions  designed to detect and prevent  market  timing,  there can be no assurance that such trading activity  will be  completely  eliminated.  Moreover,  the Fund's  market timing policy does not require the Fund to take action in response to frequent  trading activity.

                                       24

If the Fund elects not to take any action in response to frequent trading,  such frequent trading and market timing activity could continue.

Risks of market timing
By realizing  profits through  short-term  trading,  shareholders that engage in rapid  purchases and sales or exchanges of the Fund's shares dilute the value of shares held by  long-term  shareholders.  Volatility  resulting  from  excessive purchases  and sales or  exchanges of Fund shares,  especially  involving  large dollar amounts, may disrupt efficient portfolio management.  In particular,  the
Fund may have difficulty  implementing its long-term investment strategies if it is forced  to  maintain  a higher  level of its  assets  in cash to  accommodate significant  short-term  trading  activity.  Excessive  purchases  and  sales or exchanges  of the  Fund's  shares  may also  force  the  Fund to sell  portfolio securities at inopportune times to raise cash to accommodate  short-term trading activity.  This could adversely  affect the Fund's  performance if, for example, the Fund incurs  increased  brokerage  costs and  realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between  the closing of the foreign  market and the fund's NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded,  traded infrequently or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect current market values.  A shareholder may seek to engage in  short-term  trading to take  advantage  of these  pricing differences.  Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities,  technology and other  specific  industry  sector  securities,  and in certain  fixed-income securities,  such as  high-yield  bonds,  asset-backed  securities  or municipal bonds.

Transaction   monitoring  procedures  The  Fund,  through  its  transfer  agent, maintains  surveillance  procedures  designed to detect  excessive or short-term trading in Fund shares. This monitoring process involves several factors,  which include  scrutinizing  transactions  in fund shares for violations of the Fund's market timing policy or other patterns of short-term or excessive  trading.  For purposes  of these  transaction  monitoring  procedures,  the Fund may  consider trading  activity  by  multiple  accounts  under  common  ownership,  control or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be  modified  from time to time to improve the  detection  of  excessive  or short-term  trading or to address other concerns.  Such changes may be necessary or appropriate,  for example, to deal with issues specific to certain retirement plans,  plan exchange  limits,  U.S.  Department of Labor  regulations,  certain automated or pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Omnibus  account  arrangements  are common forms of holding  shares of the Fund, particularly among certain  broker/dealers  and other financial  intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will attempt to apply its monitoring procedures to these omnibus accounts and to the individual  participants in such accounts. In an effort to discourage market timers in such accounts, the Fund may consider enforcement against market timers at the  participant  level  and  at  the  omnibus  level,  up to  and  including termination of the omnibus account's authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing Shareholders  seeking to engage in market timing may employ a variety of strategies to avoid detection and,  despite the efforts of the Fund and its agents to detect  market timing in
Fund shares,  there is no guarantee that the Fund will be able to identify these shareholders or curtail their trading practices. In particular, the Fund may not be able to detect  market  timing  attributable  to a  particular  investor  who effects  purchase,  redemption  and/or exchange  activity in Fund shares through omnibus  accounts.  The  difficulty  of detecting  market  timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
Dividends and  Distributions.  The Fund has elected to be treated as a regulated investment  company  under  Subchapter  M of the  Internal  Revenue  Code.  As a regulated  investment company,  the Fund generally pays no federal income tax on the income and gains it  distributes  to you.  The Fund  expects to declare  and distribute  all of its  net  investment  income,  if  any,  to  shareholders  as dividends  annually.  The Fund will also  distribute net capital gains,  if any, annually.  The amount of any  distribution  will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gain  distribution.  We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

                                       25

Annual  Statements.  Every January,  you will receive a statement that shows the tax status of  distributions  you  received  the  previous  year.  Distributions declared  in  December  but paid in January  are taxable as if they were paid in
December.  Mutual funds may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your  statement,  the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to  shareholders.  However,  when necessary,  the Fund will send you a corrected
Form 1099-DIV to reflect reclassified information.

Avoid "Buying A Dividend."  If you invest in the Fund shortly  before the record date of a taxable  distribution,  the  distribution  will lower the value of the
Fund's shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax  Considerations.   In  general,   if  you  are  a  taxable  investor,   Fund
distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your  distributions in additional Fund shares or receive them in cash.

For federal income tax purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund  distributions of long-term capital gains are taxable to you as long-term  capital gains no matter how long you have owned your shares. A portion of income  dividends  designated by the Fund may be qualified  dividend income  eligible for taxation by individual  shareholders at long-term  capital gain rates provided  certain holding period  requirements are met.

A sale or  redemption  of Fund  shares is a taxable  event and,  accordingly,  a capital gain or loss may be  recognized.  For tax purposes,  an exchange of your
Fund shares for shares of a different Delaware Investments(R)Fund is the same as a sale.

By law, if you do not provide the Fund with your proper taxpayer  identification number  and  certain  required  certifications,  you may be  subject  to  backup withholding on any  distributions of income,  capital gains or proceeds from the sale of your shares.  The Fund also must  withhold if the IRS instructs it to do
so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Fund  distributions  and gains  from the sale or  exchange  of your Fund  shares generally  are  subject  to state and local  taxes.  Non-U.S.  investors  may be subject to U.S.  withholding  or estate tax, and are subject to special U.S. tax certification requirements.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written to be used as tax advice.  Because  everyone's  tax situation is unique, you should consult your tax professional about federal,  state, local or foreign tax consequences before making an investment in the Fund.

Certain management considerations

Investments by fund of funds and similar investment vehicles
The Fund may accept investments from funds of funds,  including those offered by the Delaware  Investments(R)Funds,  as well as from similar investment vehicles, such as 529 Plans. A "529 Plan" is a college savings program that operates under section  529 of the  Internal  Revenue  Code.  From  time to time,  the Fund may experience  large  investments or redemptions due to allocations or rebalancings by  these  funds  of  funds  and/or  similar  investment  vehicles.  While it is impossible to predict the overall impact of these  transactions over time, there could be adverse effects on portfolio  management.  For example, the Fund may be required to sell  securities or invest cash at times when it would not otherwise do so. These  transactions  could have tax  consequences  if sales of securities result  in  gains,  and  could  also  increase  transaction  costs or  portfolio turnover.  The manager will monitor  transactions by the funds of funds and will attempt to minimize any adverse  effects on both the Fund and the funds of funds as a result of these transactions.

Manager of managers structure
At a shareholder  meeting held on March 23, 2005 (or as  adjourned),  the Fund's shareholders  approved a  "manager  of  managers"  structure  that would  permit
Delaware  Management  Company,  the Fund's  investment  manager,  to appoint and
replace  sub-advisors,   enter  into  sub-advisory  agreements,  and  amend  and
terminate  sub-advisory  agreements  with respect to the Fund,  subject to Board approval but without shareholder approval (the "Manager of Managers Structure").
While Delaware  Management  Company does not currently expect to use the Manager of Managers Structure with respect to the Fund, Delaware Management Company may, in the future, recommend to the Fund's Board the establishment of the Manager of
Managers  Structure by  recommending  the hiring of one or more  sub-advisors to manage all or a portion of

                                       26

the Fund's portfolio if it believes that doing so would be likely to enhance the
Fund's performance by introducing a different investment style or focus.

The ability to implement the Manager of Managers  Structure  with respect to the
Fund is  contingent  upon  the  receipt  of an  exemptive  order  from  the U.S.
Securities and Exchange  Commission (the "SEC") or the adoption of a rule by the
SEC authorizing the implementation of the Manager of Managers Structure. The use of the Manager of Managers  Structure with respect to the Fund may be subject to certain conditions set forth in the SEC exemptive order or rule. There can be no assurance that the SEC will grant the Fund's  application for an exemptive order or adopt such a rule.

The Manager of Managers  Structure would enable the Fund to operate with greater efficiency  and  without  incurring  the  expense  and  delays  associated  with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  Manager of
Managers Structure would not permit investment  management fees paid by the Fund to be  increased  without  shareholder  approval or change  Delaware  Management
Company's  responsibilities to the Fund, including Delaware Management Company's responsibility for all advisory services furnished by a sub-advisor.

                                       27

Financial highlights

The Financial  highlights  tables are intended to help you understand the Fund's financial  performance.  All "per share" information  reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report,  along with the Fund's  financial  statements,  is included in the
Fund's annual  report,  which is available upon request by calling 800 523-1918.
Financial  highlights are not shown for Class R shares because the class has not commenced operations as of the close of the fiscal year.

Delaware Value Fund                                                                                           Class A
                                                                                                     Year ended 11/30
                                                  2005           2004            2003            2002            2001

Net asset value, beginning of period           $10.760         $9.480          $8.300          $9.490         $10.150

Income (loss) from investment operations:
Net investment income(1)                         0.220          0.134           0.110           0.113           0.116
Net realized and unrealized gain (loss)
  on investments                                 0.842          1.240           1.151          (1.231)         (0.309)
                                              --------       --------        --------        --------        --------
Total from investment operations                 1.062          1.374           1.261          (1.118)         (0.193)
                                              --------       --------        --------        --------        --------

Less dividends and distributions from:
Net investment income                           (0.089)        (0.094)         (0.081)         (0.072)         (0.103)
Net realized gain on investments                (0.363)          -----           -----           -----         (0.364)
                                              --------       --------        --------        --------        --------
Total dividends and distributions               (0.452)        (0.094)         (0.081)         (0.072)         (0.467)
                                              --------       --------        --------        --------        --------

Net asset value, end of period                 $11.370        $10.760          $9.480          $8.300          $9.490
                                              ========       ========        ========        ========        ========

Total return(2)                                  10.11%         14.59%          15.37%         (11.88%)         (2.11%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)       $104,140         $6,846            $717             $42             $22
Ratio of expenses to average net assets           1.01%          1.00%           1.00%           1.03%           0.75%
Ratio of expenses to average net assets
  prior to expense limitation and
  expenses paid indirectly                        1.11%          1.17%           1.26%           1.60%           1.08%
Ratio of net investment income to average
  net assets                                      1.98%          1.32%           1.29%           1.27%           1.18%
Ratio of net investment income (loss) to
  average net assets prior to expense
  limitation and expenses paid indirectly         1.88%          1.15%           1.03%           0.70%           0.85%
Portfolio turnover                                  26%           128%            101%             61%            101%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions  at net asset value and does not reflect an impact of a sales charge.  Total  investment  return reflects a waiver and payment of fees by the manager and the distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

                                       28

Delaware Value Fund                                                                   Class B
                                                                                     5/1/02(3)
                                                                      Year ended      through
                                                                           11/30     11/30/02
                                                   2005        2004         2003

Net asset value, beginning of period           $10.680       $9.420       $8.310       $9.700

Income (loss) from investment operations:
Net investment income(1)                         0.137        0.058        0.044        0.030
Net realized and unrealized gain (loss)
  on investments                                 0.843        1.229        1.147       (1.420)
                                              --------     --------     --------     --------
Total from investment operations                 0.980        1.287        1.191       (1.390)
                                              --------     --------     --------     --------

Less dividends and distributions from:
Net investment income (loss)                    (0.007)      (0.027)      (0.081)       -----
Net realized gain on investments                (0.363)        -----        -----       -----
                                              --------     --------     --------     --------
Total dividends and distributions               (0.370)      (0.027)      (0.081)       -----
                                              --------     --------     --------     --------

Net asset value, end of period                 $11.290      $10.680       $9.420       $8.310
                                              ========     ========     ========     ========

Total return(2)                                   9.35%       13.69%       14.50%      (14.33%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)         $6,516       $1,518         $383          $13
Ratio of expenses to average net assets           1.76%        1.75%        1.75%        1.93%
Ratio of expenses to average net assets
  prior to expense limitation and
  expenses paid indirectly                        1.81%        1.87%        1.96%        2.62%
Ratio of net investment income to average
  net assets                                      1.23%        0.57%        0.54%        0.59%
Ratio of net investment income (loss) to
  average net assets prior to expense
  limitation and expenses paid indirectly         1.18%        0.45%        0.33%       (0.10%)
Portfolio turnover                                  26%         128%         101%          61%

Delaware Value Fund                                                                   Class C
                                                                                     5/1/02(3)
                                                                      Year ended      through
                                                                           11/30     11/30/02
                                                  2005         2004         2003

Net asset value, beginning of period           $10.690       $9.420       $8.280       $9.700

Income (loss) from investment operations:
Net investment income(1)                         0.138        0.062        0.044        0.032
Net realized and unrealized gain (loss)
  on investments                                 0.832        1.235        1.155       (1.452)
                                              --------     --------     --------     --------
Total from investment operations                 0.970        1.297        1.199       (1.420)
                                              --------     --------     --------     --------

Less dividends and distributions from:
Net investment income (loss)                    (0.007)      (0.027)      (0.059)       -----
Net realized gain on investments                (0.363)       -----        -----        -----
                                              --------     --------     --------     --------
Total dividends and distributions               (0.370)      (0.027)      (0.059)       -----
                                              --------     --------     --------     --------

Net asset value, end of period                 $11.290      $10.690       $9.420       $8.280
                                              ========     ========     ========     ========

Total return(2)                                   9.25%       13.80%       14.60%      (14.64%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)        $19,597       $2,477         $133          $27
Ratio of expenses to average net assets           1.76%        1.75%        1.75%        1.93%
Ratio of expenses to average net assets
  prior to expense limitation and
  expenses paid indirectly                        1.81%        1.87%        1.96%        2.62%
Ratio of net investment income to average
  net assets                                      1.23%        0.57%        0.54%        0.59%
Ratio of net investment income (loss) to
  average net assets prior to expense
  limitation and expenses paid indirectly         1.18%        0.45%        0.33%       (0.10%)
Portfolio turnover                                  26%         128%         101%          61%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions  at net asset value and does not reflect an impact of a sales charge.  Total  investment  return reflects a waiver and payment of fees by the manager and the distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

(3)  Date of commencement  of operations;  ratios have been annualized but total return has not been annualized.

As of November  30, 2005,  the Fund's  Class R shares had one share  outstanding representing the initial seed purchase.  Shareholder data for this class are not disclosed because the manager does not believe them to be meaningful.

                                       29

How to read the financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a fund's investments; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit,  while a realized loss occurs when we sell an investment at a loss.  When an investment  increases or  decreases  in value but we do not sell it, we record an  unrealized  gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under "Less dividends and distributions  from: Net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share,  calculated by dividing the net assets by the number of shares outstanding.

Total return
This  represents  the rate  that an  investor  would  have  earned or lost on an investment in a fund. In  calculating  this figure for the financial  highlights table,  we include  applicable  fee waivers,  exclude  front-end and  contingent deferred sales charges,  and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets  represent  the total value of all the assets in a fund's  portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the  percentage of net assets that a fund pays annually for operating  expenses and management fees.  These expenses include  accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net  investment  income (loss) to average net assets We determine  this ratio by dividing net investment income (loss) by average net assets.

Portfolio turnover rate
This figure tells you the amount of trading  activity in a fund's  portfolio.  A turnover rate of 100% would occur if, for example, a fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or  frequently traded a single  security.  A high rate of  portfolio  turnover  in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

                                       30

Glossary

How to use this glossary
This glossary  includes  definitions of investment terms, many of which are used throughout  the  Prospectus.  If you  would  like  to  know  the  meaning  of an investment term that is not explained in the text please check the glossary.

Amortized cost
Amortized  cost is a method used to value a  fixed-income  security  that starts with the face value of the security  and then adds or subtracts  from that value depending  on whether the  purchase  price was greater or less than the value of the  security  at  maturity.  The  amount  greater or less than the par value is divided equally over the time remaining until maturity.

Appreciation
An increase in the value of an investment.

Average maturity
An average of when the  individual  bonds and other  debt  securities  held in a portfolio will mature.

Bond
A debt security,  like an IOU,  issued by a company,  municipality or government agency.  In return for  lending  money to the  issuer,  a bond  buyer  generally receives fixed periodic  interest payments and repayment of the loan amount on a specified  maturity date. A bond's price changes prior to maturity and typically is inversely related to current interest rates.  Generally,  when interest rates rise,  bond prices fall,  and when interest  rates fall,  bond prices rise.  See
Fixed-income securities.

Bond ratings
Independent  evaluations  of  creditworthiness,  ranging from  Aaa/AAA  (highest quality) to D (lowest  quality).  Bonds rated  Baa/BBB or better are  considered investment  grade.  Bonds rated Ba/BB or lower are commonly known as junk bonds.
See also Nationally recognized statistical ratings organization.

Capital
The amount of money you invest.

Capital gains distributions
Payments to mutual fund  shareholders of profits  (realized gains) from the sale of a fund's  portfolio  securities.  Usually  paid  once a year;  may be  either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial advisor for advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement  of U.S.  inflation;  represents  the price of a basket of  commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some  mutual  funds when  shares are  redeemed  (sold back to the fund)  within a set number of years;  an  alternative  method for  investors  to compensate a financial  advisor for advice and service,  rather than an up-front commission.

Corporate bond
A debt security issued by a corporation. See Bond.

Cost basis
The original purchase price of an investment;  used in determining capital gains and losses.

Depreciation
A decline in an investment's value.

                                       31

Diversification
The process of spreading  investments  among a number of  different  securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund  shareholders of dividends  passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income  investment's  price volatility.  The larger the number,  the  greater  the likely  price  change for a given  change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices,  staff,  equipment and expenses related to maintaining the fund's portfolio of securities and  distributing  its shares.  They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial advisor
Financial professional (e.g., broker, banker,  accountant,  planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities,  the money you originally invest is paid back at a
pre-specified  maturity  date.  These  securities,   which  include  government,
corporate or municipal bonds, as well as money market securities,  typically pay a fixed rate of return (often referred to as interest). See Bond.

Inflation
The  increase in the cost of goods and  services  over time.  U.S.  inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective,  such as long-term capital growth or high current income,  that a mutual fund pursues.

Management fee
The  amount  paid by a mutual  fund to the  investment  manager  for  management services,  expressed as an annual  percentage  of the fund's  average  daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share  of  common  stock by the  number  of  shares  held by  shareholders.  A corporation  with one million shares  outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying  loan principal to bondholders.

NASD
The National  Association of Securities Dealers,  Inc., which is responsible for regulating the securities industry.

Nationally recognized statistical ratings organization (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal  short-term issues,  rating the probability that the issuer of the debt will meet the scheduled  interest  payments and repay the principal. Ratings are published by such companies as Moody's Investors Service,
Inc.  (Moody's),  Standard & Poor's, a division of McGraw-Hill  Companies,  Inc.
(S&P) and Fitch, Inc. (Fitch).

Net assets
The total value of all the assets in a fund's portfolio, less any liabilities.

Net asset value (NAV)
The daily  dollar  value of one mutual fund share.  Equal to a fund's net assets divided by the number of shares outstanding.

                                       32

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price-to-earnings ratio (P/E)
A measure of a stock's value  calculated by dividing the current market price of a share of stock by its annual  earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount  of money you  invest  (also  called  capital).  Also  refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The  official  offering  document  that  describes  a  mutual  fund,  containing information  required  by the  SEC,  such as  investment  objectives,  policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally  defined as variability of value;  also credit risk,  inflation  risk, currency and interest rate risk.  Different  investments involve different types and degrees of risk.

Russell 1000(R)Value Index
The Russell 1000 Value Index is an unmanaged index that measures the performance of the companies in the Russell 1000 Index with lower  price-to-book  ratios and lower forecasted growth rates. The Russell 1000 Index measures the 1,000 largest
U.S. companies based on market capitalization.

Sales charge
A commission  that is charged on the purchase or  redemption of fund shares sold through financial advisors. May vary with the amount invested. Typically used to compensate financial advisors for advice and service provided.

SEC (Securities and Exchange Commission)
Federal  agency  established  by Congress to administer  the laws  governing the securities industry, including mutual funds.

Share classes
Different  classifications of shares.  Mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification  by a bank,  brokerage firm or other financial  institution that a customer's  signature is valid.  Signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's  volatility;  for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
A  document  that  provides  more  information  about  a  fund's   organization,
management, investments, policies and risks.

Stock
An investment  that  represents a share of ownership  (equity) in a corporation.
Stocks are often referred to as common stock or equities.

Total return
An investment performance measurement,  expressed as a percentage,  based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gifts to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide  special tax  advantages and a simple way to transfer property to a minor.

                                       33

Volatility
The tendency of an investment to go up or down in value by different magnitudes.
Investments  that  generally go up or down in value in relatively  small amounts are considered "low  volatility"  investments,  whereas those  investments  that generally  go up or down in value in  relatively  large  amounts are  considered
"high volatility" investments.

                                       34

                    Additional  information  about  the  Fund's  investments  is available  in the Fund's  annual and  semiannual  reports to shareholders.  In the Fund's shareholder  reports,  you will find a discussion of the market  conditions  and  investment
                    strategies   that   significantly    affected   the   Fund's
                    performance during the period covered by the report. You can
                    find  more  information   about  the  Fund  in  the  current
                    Statement of  Additional  Information  (SAI),  which we have
                    filed   electronically  with  the  Securities  and  Exchange
                    Commission  (SEC)  and  which  is  legally  a part  of  this
                    Prospectus (it is incorporated by reference).  If you want a free copy of the SAI, the annual or semiannual report, or if you have any questions  about investing in the Fund, you can
                    write  to  us  at  2005  Market  Street,  Philadelphia,   PA
                    19103-7094,  or call toll-free 800 523-1918.  The Fund's SAI and annual and semiannual  reports to shareholders  are also available,  free of charge,  through the Fund's internet Web site  (www.delawareinvestments.com).  You  may  also  obtain additional  information  about the Fund from your  financial advisor.

                    You can find reports and other information about the Fund on the EDGAR  Database on the SEC Web site  (www.sec.gov).  You can also get copies of this information,  after payment of a duplicating fee, by e-mailing the SEC at  publicinfo@sec.gov or by writing to the  Public  Reference  Section of the SEC,
                    Washington,  D.C.  20549-0102.  Information  about the Fund, including  its SAI,  can be reviewed and copied at the SEC's
                    Public  Reference  Room  in  Washington,  D.C.  You  can get
                    information on the Public  Reference Room by calling the SEC at 202 942-8090.

                    ------------------------------------------------------------

                    Web Site
                    www.delawareinvestments.com

                    E-mail
                    service@delinvest.com

                    Shareholder Service Center
                    800 523-1918
                    Call the Shareholder Service Center
                    Monday to Friday, 8 a.m. to 7 p.m. Eastern Time.

                    o    For fund  information,  literature,  price,  yield  and
                         performance figures.

                    o    For information on existing regular investment accounts
                         and   retirement    plan   accounts    including   wire
                         investments,  wire redemptions,  telephone  redemptions
                         and telephone exchanges.

                   Delaphone Service
                   800 362-FUND (800 362-3863)

                    o    For convenient access to account information or current
                         performance     information     on     all     Delaware
                         Investments(R)funds  seven days a week, 24 hours a day,
                         use this Touch-Tone(R)service.

                    Delaware Value Fund
                                                    CUSIP                NASDAQ
                    Class A                         24610C881            DDVAX
                    Class B                         24610C873            DDVBX
                    Class C                         24610C865            DDVCX
                    Class R                         245907860            DDVRX

                    Registrant's Investment Company Act file number: 811-00750

                                       35

PR-456 [11/30] IVES 3/06

VALUE-EQUITY                                        [DELAWARE INVESTMENTS LOGO]

Prospectus        MARCH 30, 2006

                           DELAWARE VALUE FUND
                           INSTITUTIONAL CLASS

THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES   OR  PASSED  UPON  THE   ACCURACY  OF  THIS   PROSPECTUS,   AND  ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Fund profile                                         page       1
Delaware Value Fund

How we manage the Fund                               page       4
Our investment strategies                                       4
The securities we typically invest in                           5
The risks of investing in the Fund                              7
Disclosure of portfolio holdings information                    7

Who manages the Fund                                 page       8
Investment manager                                              8
Portfolio managers                                              8
Who's who?                                                      9

About your account                                   page       11
Investing in the Fund                                           11
How to buy shares                                               12
Fair valuation                                                  13
Document delivery                                               13
How to redeem shares                                            14
Account minimum                                                 15
Exchanges                                                       15
Frequent trading of Fund shares                                 15
Dividends, distributions and taxes                              16
Certain management considerations                               17
Manager of managers structure                                   17

Financial highlights                                 page       19

Glossary                                             page       21

Additional Information                               page       24

                                        i

Profile: Delaware Value Fund

What are the Fund's goals?
Delaware Value Fund seeks long-term capital appreciation. Although the Fund will strive to meet its goals, there is no assurance that it will.

What are the Fund's main investment strategies?
Under  normal  circumstances,  at least 80% of the  Fund's  net  assets  will be invested in securities of large-capitalization companies ("the 80% policy"). The
Fund invests primarily in securities of  large-capitalization  companies that we believe  have  long-term  capital  appreciation  potential.  The Fund  currently defines  large-capitalization  stocks as those with market capitalizations of $5 billion  or  greater  at the  time of  purchase.  Typically,  we seek to  select securities we believe are  undervalued in relation to their  intrinsic  value as indicated by multiple factors, including the earnings and cash flow potential or the asset value of the respective  issuers.  We also consider a company's  plans for future  operations  on a  selective  basis.  We may sell a security if we no longer believe the security will contribute to meeting the investment  objective of the Fund. The Fund's 80% policy can be changed without shareholder  approval.
However,  shareholders  would be given  at  least  60 days  notice  prior to any change.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will  increase  and  decrease  according to changes in the value of the securities  in the Fund's  portfolio.  This Fund will be affected by declines in stock  prices,  which  can be  caused  by a drop  in the  stock  market  or poor performance from particular industries or companies.

For a more complete  discussion  of risk,  please see "The risks of investing in the Fund" on page 7.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Fund
o    Investors with long-term financial goals.
o    Investors seeking growth potential.
o    Investors seeking a core investment to act as a foundation for their equity portfolio.

Who should not invest in the Fund
o    Investors with short-term financial goals.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short term.
o    Investors whose primary goal is income.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

                                        1

How has Delaware Value Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how returns for the Fund's  Institutional Class shares have varied over the past seven  calendar  years,  as well as the average  annual returns of
Institutional Class shares for one-year,  five-year and lifetime periods.  Prior to May 1, 2002, the Fund had not engaged in a broad  distribution  effort of its shares and had been  subject to limited  redemption  requests.  The Fund's  past performance  (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps that were in effect during  certain of these  periods  and which may have been lower than the Fund's current  expenses.  The returns would be lower without the expense caps.  Please see the footnotes on page 3 for additional information about the expense caps.

[GRAPHIC OMITTED:  BAR CHART SHOWING  YEAR-BY-YEAR  TOTAL RETURN  (INSTITUTIONAL
CLASS)]

Year-by-year total return (Institutional Class)

------------ --------- ---------- ----------- ---------- ---------- ---------
   1999        2000      2001         2002       2003       2004      2005
------------ --------- ---------- ----------- ---------- ---------- ---------
  10.30%      7.21%     -5.35%      -16.91%     27.62%     13.48%     5.74%
------------ --------- ---------- ----------- ---------- ---------- ---------

During the  periods  illustrated  in this bar chart,  the  Institutional  Class'
highest  quarterly return was 16.20% for the quarter ended June 30, 2003 and its lowest quarterly return was -18.26% for the quarter ended September 30, 2002.

Average annual returns for periods ending 12/31/05
--------------------------------------------------------------------------- -------- --------- ---------------------
                                                                             1 year   5 years   Lifetime (9/15/98)*
--------------------------------------------------------------------------- -------- --------- ---------------------
Return before taxes                                                           5.74%     3.79%          7.10%
--------------------------------------------------------------------------- -------- --------- ---------------------
Return after taxes on distributions                                           5.04%     3.33%          6.06%
--------------------------------------------------------------------------- -------- --------- ---------------------
Return after taxes on distributions and sale of Fund shares                   3.76%     3.06%          5.57%
--------------------------------------------------------------------------- -------- --------- ---------------------
Russell 1000(R) Value Index (reflects no deduction for fees, expenses or
taxes)                                                                        7.05%     5.28%          7.87%
--------------------------------------------------------------------------- -------- --------- ---------------------

The Fund's  returns  above are compared to the  performance  of the Russell 1000
Value Index.  You should remember that,  unlike the Fund, the index is unmanaged and does not reflect the actual costs of  operating a mutual  fund,  such as the costs of buying, selling and holding securities.

Actual after-tax  returns depend on the investor's  individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual  retirement accounts.  The after-tax returns shown are calculated using the highest  individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes.  The after-tax rate used is based on the current tax characterization of the elements of the Fund's returns (e.g.,  qualified vs. non-qualified  dividends) and may be
different  than  the  final  tax   characterization   of  such  elements.   Past
performance, both before and after taxes, is not a guarantee of future results.

*    The  Russell  1000 Value Index  reports  returns on a monthly  basis.  This figure  reflects the return from  September  30, 1998 through  December 31,
     2005.

                                       2

What are the Fund's fees and expenses?

------------------------------------------------------- -------------------------------------------------------- ---------
You do not pay sales charges directly from your         Maximum sales charge (load) imposed on purchases as a        none
investments when you buy or sell shares of the          percentage of offering price
Institutional Class.                                    -------------------------------------------------------- ---------
                                                        Maximum contingent deferred sales charge (load) as           none
                                                        a percentage of original purchase price or redemption
                                                        price, whichever is lower
                                                        -------------------------------------------------------- ---------
                                                        Maximum sales charge (load) imposed on reinvested            none
                                                        dividends
                                                        -------------------------------------------------------- ---------
                                                        Redemption fees                                              none
                                                        -------------------------------------------------------- ---------
                                                        Exchange fees(1)                                             none
------------------------------------------------------- -------------------------------------------------------- ---------

------------------------------------------------------- -------------------------------------------------------- ---------
Annual fund operating expenses are deducted from the    Management fees                                             0.65%
Fund's assets.
                                                        -------------------------------------------------------- ---------
                                                        Distribution and service (12-1) fees                         none
                                                        -------------------------------------------------------- ---------
                                                        Other expenses(2)                                           0.15%
                                                        -------------------------------------------------------- ---------
                                                        Total annual fund operating expenses                        0.80%
                                                        -------------------------------------------------------- ---------
                                                        Fee waivers and payments(3)                                (0.05%)
                                                        -------------------------------------------------------- ---------
                                                        Total operating expenses                                    0.75%
------------------------------------------------------- -------------------------------------------------------- ---------

------------------------------------------------------- -------------------------------------------------------- ---------
This example is intended to help you compare the cost   1 year                                                        $77
of investing in the Fund to the cost of investing in    -------------------------------------------------------- ---------
other mutual funds with similar investment              3 years                                                      $250
objectives. We show the cumulative amount of Fund       -------------------------------------------------------- ---------
expenses on a hypothetical investment of $10,000 with   5 years                                                      $439
an annual 5% return over the time shown.(4) This        -------------------------------------------------------- ---------
example reflects the net operating expenses with        10 years                                                     $985
expense waivers for the one-year contractual period     -------------------------------------------------------- ---------
and the total operating expenses without expense
waivers for years two through 10.  This is an example
only, and does not represent future expenses, which
may be greater or less than those shown here.
------------------------------------------------------- -------------------------------------------------------- ---------

(1)  Exchanges   are   subject   to   the    requirements   of   each   Delaware
     Investments(R) Fund. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(2)  "Other  expenses"  have been  restated to reflect an  expected  decrease in other  expenses  during  the  current  fiscal  year  as  a  result  of  the expectation  that the Fund will not have to convene a  shareholder  meeting and issue a proxy statement during the current fiscal year.

(3)  The  investment  manager  has  contracted  to waive  fees and pay  expenses through  March  31,  2007 in  order to  prevent  total  operating  expenses
     (excluding any taxes, interest,  brokerage fees, extraordinary expenses and certain insurance costs) from exceeding 0.75% of average daily net assets.

(4)  The  Fund's  actual  rate  of  return  may be  greater  or  less  than  the hypothetical 5% return we use here.

                                       3

How we manage the Fund

Our investment strategies
We research  individual  companies and analyze  economic and market  conditions, seeking to identify the securities that we believe are the best  investments for the Fund.  Following  are  descriptions  of how the  portfolio  management  team pursues the Fund's investment goals.

     We  take  a  disciplined   approach  to  investing,   combining  investment
     strategies and risk management  techniques that can help  shareholders meet their goals.

The Fund invests primarily in securities of large-capitalization  companies that
we  believe  have  long-term  capital  appreciation   potential.   We  follow  a
value-oriented  investment  philosophy in selecting  stocks for the Fund using a research-intensive approach that considers factors such as:

     o    a security price that reflects a market valuation that is judged to be below the estimated present or future value of the company;
     o    favorable earnings growth prospects;
     o    expected above-average return on equity and dividend yield;
     o    the financial condition of the issuer; and
     o    various qualitative factors.

We may sell a security if we no longer  believe the security will  contribute to meeting the investment  objective of the Fund. In considering  whether to sell a security,  we may  evaluate,  among  other  things,  the  condition  of the U.S.
economy, the condition of foreign economies,  meaningful changes in the issuer's financial  condition,  and changes in the  condition and outlook in the issuer's industry sector.

The Fund's investment objective is non-fundamental. This means that the Board of
Trustees may change the Fund's objective without obtaining shareholder approval.
If the objective were changed, we would notify shareholders before the change in the objective became effective.

                                       4

The securities we typically invest in
Stocks generally offer investors the potential for capital appreciation, and may pay dividends as well.

------------------------------------------------------------------- ----------------------------------------------------------------
                            Securities                                                      How we use them
------------------------------------------------------------------- ----------------------------------------------------------------
Common stocks:  Securities that represent shares of ownership in    Generally, we invest 85% to 100% of the Fund's net assets in
a corporation. Stockholders participate in the corporation's        common stocks.  We will generally invest in companies with at profits and losses proportionate to the number of shares they own.  least $5 billion in market capitalization at the time of purchase, but may also invest in smaller companies.
------------------------------------------------------------------- ----------------------------------------------------------------
Convertible securities:  Usually preferred stocks or corporate      The Fund may invest in convertible securities and selects them
bonds that can be exchanged for a set number of shares of common    on the basis of the common stocks into which they can be
stock at a predetermined price.                                     converted, not on the basis of the debt ratings of the
                                                                    convertible securities.
------------------------------------------------------------------- ----------------------------------------------------------------
Foreign Stocks and Depositary Receipts:  Foreign stocks are those   We may invest up to 20% of the Fund's net assets in foreign
issued by a company that is located in a foreign country, has the   companies directly or indirectly through American, Global or
majority of its assets in a foreign country or generates the        European Depositary Receipts. We would typically hold
majority of its operating income in a foreign country.              depositary receipts when we believe they offer greater
                                                                    appreciation potential than U.S. securities. Investing directly
Depositary receipts are issued by a U.S. or foreign bank and        in international securities is not typically a significant
represent the bank's holdings of a stated number of shares of a     component of our strategy.
foreign corporation.  A depositary receipt entitles the holder to all dividends and capital gains earned by the underlying foreign shares. American Depositary Receipts (ADRs) are typically bought and sold on U.S. securities exchanges the same way as other U.S.
securities.
------------------------------------------------------------------- ----------------------------------------------------------------
Options and Futures:  Options represent a right to buy or sell a    If we have stocks that have appreciated in price, we may want
security or a group of securities at an agreed upon price at a      to protect those gains when we anticipate adverse conditions.
future date. The purchaser of an option may or may not choose to    We might use options or futures to neutralize the effect of any
go through with the transaction; the seller of the option must go   anticipated price declines, without selling the security. We
through with the transaction if the purchaser exercises the         may also use options or futures to gain exposure to a
option.                                                             particular market segment without purchasing individual
                                                                    securities in that segment, particularly if we have excess cash
Futures contracts are agreements for the purchase or sale of a      that we want to invest quickly.
security or a group of securities at a specified price, on a
specified date.  Unlike purchasing an option, a futures contract    Use of these strategies can increase the operating cost of the
must be executed unless it is sold before the settlement date.      Fund and can lead to loss of principal.

Certain options and futures are generally considered to be
derivative securities.
------------------------------------------------------------------- ----------------------------------------------------------------
Repurchase agreements:  An agreement between a buyer of             Typically, we use repurchase agreements as a short-term
securities, such as the Fund, and a seller of securities, in        investment for the Fund's cash position. In order to enter into
which the seller agrees to buy the securities back within a         these repurchase agreements, the Fund must have collateral of
specified time at the same price the buyer paid for them, plus an   102% of the repurchase price.  The Fund will only enter into
amount equal to an agreed upon interest rate. Repurchase            repurchase agreements in which the collateral is comprised of
agreements are often viewed as equivalent to cash.                  U.S. government securities.
------------------------------------------------------------------- ----------------------------------------------------------------
Restricted securities:  Privately placed securities whose resale    We may invest in privately placed securities, including those
is restricted under U.S. securities laws.                           that are eligible for resale only among certain institutional buyers without registration, commonly known as "Rule 144A
                                                                    Securities".  Restricted securities that are determined to be illiquid may not exceed the Fund's 15% limit on illiquid
                                                                    securities, which is described below.
------------------------------------------------------------------- ----------------------------------------------------------------
Illiquid securities:  Securities that do not have a ready market,   We may invest up to 15% of the Fund's net assets in illiquid
and cannot be easily sold within seven days at approximately the    securities.
price at which a fund has valued them.  Illiquid securities
include repurchase agreements maturing in more than seven days.
------------------------------------------------------------------- ----------------------------------------------------------------

                                       5

The Fund may also  invest in other  securities,  including  without  limitation, preferred stock, warrants and other equity securities,  other than common stock, that are  convertible  into common  stock.  Please see the Statement of Addition
Information  (SAI) for additional  descriptions  of these  securities as well as those listed in the table above.

Borrowing from banks
The Fund may borrow  money from banks as a temporary  measure for  extraordinary purposes or to facilitate redemptions. The Fund will be required to pay interest to the lending banks on the amounts borrowed. As a result, borrowing money could result in the Fund being unable to meet its investment objective.

Lending securities
The Fund may lend up to 25% of its  assets to  qualified  brokers,  dealers  and institutional investors for use in their securities  transactions.  Borrowers of the Fund's securities must provide  collateral to the Fund and adjust the amount of  collateral  each day to reflect  changes in the value of loaned  securities.
These transactions may generate additional income for the Fund.

Temporary defensive positions
For temporary defensive  purposes,  we may hold a substantial part of the Fund's assets in cash or cash equivalents. These investments may not be consistent with the  Fund's  investment  objective.  To the  extent  that the Fund  holds  these investments, the Fund may be unable to achieve its investment objective

Portfolio turnover
It is possible  that the Fund's  portfolio  turnover  rate will exceed  100%.  A portfolio turnover rate of 100% would occur, for example, if the Fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or frequently  traded a single security.  A high rate of portfolio  turnover in any year may  increase  brokerage  commissions  paid and  could  generate  taxes for shareholders on realized investment gains.

                                       6

The risks of investing in the Fund
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest.  Before you invest in the Fund,  you should carefully  evaluate  the risks.  Because  of the nature of the Fund,  you should consider your investment to be a long-term  investment  that typically  provides the best results when held for a number of years.  The table below describes the chief  risks you  assume  when  investing  in the Fund.  Please  see the SAI for further discussion of these risks and other risks not discussed here.

------------------------------------------------------------------- ----------------------------------------------------------------
                              Risks                                                   How we strive to manage them
------------------------------------------------------------------- ----------------------------------------------------------------
Market risk is the risk that all or a majority of the securities    We maintain a long-term investment approach and focus on
in a certain market - like the stock or bond market - will          securities we believe can appreciate over an extended period of
decline in value because of factors such as economic conditions,    time regardless of interim market fluctuations. We do not try
future expectations or investor confidence.                         to predict overall stock market movements.  Although we may hold securities for any amount of time, we generally do not trade for short-term purposes.
------------------------------------------------------------------- ----------------------------------------------------------------
Industry and security risk Industry risk is the risk that the       We limit the amount of the Fund's assets invested in any one
value of securities in a particular industry will decline because   industry and in any individual security.  We also follow a
of changing expectations for the performance of that industry.      rigorous selection process designed to identify under-valued
Securities risk is the risk that the value of an individual stock   securities before choosing securities for the portfolio.
or bond will decline because of changing expectations for the performance of the individual company issuing the stock or bond.
------------------------------------------------------------------- ----------------------------------------------------------------
Futures and options risk is the possibility that a fund may         We may use options and futures to protect gains in the Fund's
experience a loss if it employs an options or futures strategy      portfolio without actually selling a security. We may also use
related to a security or a market index and that security or        options and futures to quickly invest excess cash so that the
index moves in the opposite direction from what the manager         Fund's portfolio is generally fully invested.
anticipated.  Futures and options also involve additional
expenses, which could reduce any benefit or increase any loss that a fund gains from using the strategy.
------------------------------------------------------------------- ----------------------------------------------------------------
Foreign risk is the risk that foreign securities may be adversely   Investing in foreign securities (including depositary receipts)
affected by political instability, changes in currency exchange     is not a significant part of our strategy. We may not invest
rates, foreign economic conditions or inadequate regulatory and     more than 20% of net assets in direct and indirect holdings of
accounting standards.                                               foreign securities.
------------------------------------------------------------------- ----------------------------------------------------------------
Liquidity risk is the possibility that securities cannot be         We limit exposure to illiquid securities to no more than 15% of
readily sold within seven days at approximately the price that a    the Fund's net assets.
fund has valued them.
------------------------------------------------------------------- ----------------------------------------------------------------

Disclosure of portfolio holdings information
A  description  of the  Fund's  policies  and  procedures  with  respect  to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

                                       7

Who manages the Fund

Investment manager
The Fund is  managed  by  Delaware  Management  Company,  a series  of  Delaware
Management   Business  Trust,  which  is  an  indirect  subsidiary  of  Delaware
Management Holdings, Inc. Delaware Management Company makes investment decisions
for  the  Fund,   manages  the  Fund's  business   affairs  and  provides  daily
administrative  services.  For its services to the Fund, the manager was paid an aggregate  fee of 0.59% of average  daily net assets for the last  fiscal  year, after giving effect to fee waivers by the manager.

A  discussion  of the basis for the Board of  Trustees'  approval  of the Fund's investment  advisory  contract is available in the Fund's  semiannual  report to shareholders for the period ended May 31, 2005.

Portfolio managers
D. Tysen Nutt,  Jr.,  Jordan L. Irving,  Anthony A. Lombardi and Robert A Vogel,
Jr. have primary  responsibility for making day-to-day  investment decisions for the Fund. Messrs.  Nutt, Irving,  Lombardi and Vogel assumed  responsibility for the Fund on July 30, 2004.

D. Tysen Nutt,  Jr.,  Senior Vice  President/Senior  Portfolio  Manager,  joined
Delaware  Investments in 2004.  Prior to that, Mr. Nutt graduated from Dartmouth
College with a BA. Mr. Nutt began his  investment  career in 1983 at Dean Witter
Reynolds where he advanced to Vice  President,  Investments.  In 1988, he joined investment  advisor Van Deventer & Hoch (V&H),  where he managed large cap value portfolios for both institutions and private clients. As a Senior Vice President at V&H, he was a member of the firm's  Management  Committee  and  directed  new business  development in addition to his portfolio  management  duties. Mr. Nutt moved to Merrill Lynch Investment Managers in 1994 and later served as leader of the U.S.  Active  Large Cap  Value  Team,  managing  mutual  funds and  separate accounts for institutions  and private  clients.  He is a member of the New York
Society of Security Analysts and the CFA Institute.

Jordan L. Irving,  Vice  President/Senior  Portfolio  Manager,  joined  Delaware
Investments in 2004.  Prior to that, Mr. Irving  graduated from Yale  University with a BA in American  Studies and earned a Special Diploma in Social Studies at
Oxford  University  the  following  year.  He joined  Merrill  Lynch  Investment
Managers  (MLIM) as a Portfolio  Manager in 1998.  In 2004,  Mr.  Irving  joined
Delaware Investments as Vice President/Senior  Portfolio Manager.  While working for MLIM,  Mr.  Irving  competed  for The United  States  National  Rowing Team, winning a gold medal at the 1997 World  Rowing  Championships  in  Aiguebelette,
France.

Anthony A. Lombardi,  Vice President/Senior  Portfolio Manager,  joined Delaware
Investments  in  2004.  Prior to  that,  Mr.  Lombardi  graduated  from  Hofstra
University  with a BBA  and  MBA in  Finance.  Mr.  Lombardi's  first  financial services  position was as an Investment  Analyst with  Crossland  Savings,  FSB,
Brooklyn,  NY from 1989 to 1990. He started at Dean Witter  Reynolds,  Inc. as a
Research Assistant in 1990 and rose to the position of Vice President,  Research
Analyst,  which he held  from  1993 to 1997.  He then  moved  to  Merrill  Lynch
Investment  Managers (MLIM) in 1998,  joining the Capital  Management Group, and became a Portfolio Manager with the U.S. Active Large Cap Value Team in 2000. He departed MLIM as a Director. Mr. Lombardi is a CFA charterholder and a member of the New York Society of Security Analysts.

Robert A. Vogel, Jr., Vice President/Senior  Portfolio Manager,  joined Delaware
Investments in 2004.  Prior to that, Mr. Vogel  graduated from Loyola College in
Maryland,  earning  both his BBA and MS in  Finance.  He  earned  his MBA with a concentration  in Finance at the Wharton School of Business at the University of
Pennsylvania.  Mr. Vogel  started his financial  services  career as a Financial
Consultant with Merrill Lynch in 1992. He then moved to Merrill Lynch Investment
Managers  (MLIM) in 1997,  joining the Capital  Management  Group,  and became a
Portfolio Manager with the U.S. Active Large Cap Value Team in 1998. He departed
MLIM as a Director.  In 2004,  Mr. Vogel  joined  Delaware  Investments  as Vice
President/Senior  Portfolio  Manager.  Mr.  Vogel is a CFA  charterholder  and a member of the New York  Society  of  Security  Analysts  and the CFA  Society of
Philadelphia.

The SAI  for the  Fund  provides  additional  information  about  the  portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of Fund shares.

                                       8

Who's who?
This shows the various organizations  involved with managing,  administering and servicing the Delaware Investments(R) Funds.

[GRAPHIC  OMITTED:  DIAGRAM  SHOWING THE  VARIOUS  ORGANIZATIONS  INVOLVED  WITH
MANAGING, ADMINISTERING AND SERVICING THE DELAWARE INVESTMENTS(R) FUNDS]

                                                         Board of Trustees
Investment manager                                                                      Custodian
Delaware Management Company                                                             JPMorgan Chase Bank
2005 Market Street                                                                      4 Chase Metrotech Center
Philadelphia, PA 19103-7094                                     The Fund                Brooklyn, NY 11245

                                   Distributor                              Service agent
                                   Delaware Distributors, L.P.              Delaware Service Company, Inc.
                                   2005 Market Street                       2005 Market Street
                                   Philadelphia, PA 19103-7094              Philadelphia, PA 19103-7094

                                   Financial intermediary wholesaler
                                   Lincoln Financial Distributors, Inc.
                                   2001 Market Street
                                   Philadelphia, PA 19103-7055
Portfolio managers
(see page 8 for details)

                                                            Shareholders

Board of Trustees A mutual  fund is  governed  by a board of trustees  which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor  and others that perform  services for the fund.  Generally,  at least 40% of the board of trustees must be  independent of the fund's  investment  manager  and  distributor.  However,  the Fund relies on certain exemptive rules adopted by the SEC that require its Board of Trustees to be  comprised  of a majority of such  independent  Trustees.  These  independent
Trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company  responsible for selecting portfolio  investments  consistent with the objective and policies stated in the mutual fund's  prospectus.  The investment  manager places portfolio orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the manager performs.  Most management  contracts provide  for the manager to receive an annual fee based on a  percentage  of the fund's  average  daily net  assets.  The  manager is subject to  numerous  legal restrictions,  especially regarding transactions between itself and the funds it advises.

Portfolio  managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian   Mutual  funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place  them with a  qualified  bank  custodian  who segregates fund securities from other bank assets.

Distributor  Most  mutual  funds  continuously  offer new  shares to the  public through distributors who are regulated as broker/dealers and are subject to NASD rules governing mutual fund sales practices.

Financial  intermediary  wholesaler  Pursuant to a contractual  arrangement with
Delaware  Distributors,  L.P.,  Lincoln  Financial  Distributors,  Inc. (LFD) is
primarily   responsible   for  promoting   the  sale  of  fund  shares   through
broker/dealers, financial advisors and other financial intermediaries.

                                       9

Service agent Mutual fund  companies  employ service  agents  (sometimes  called transfer  agents) to maintain  records of  shareholder  accounts,  calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax  information,  among other  functions.  Many service agents also provide customer service to shareholders.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific  voting rights.  Material  changes in the terms of a fund's  management contract  must be approved by a  shareholder  vote,  and funds seeking to change fundamental investment policies must also seek shareholder approval.

                                       10

About your account

Investing in the Fund

Institutional Class shares are available for purchase only by the following:

o    retirement  plans  introduced  by persons not  associated  with  brokers or dealers that are primarily  engaged in the retail  securities  business and rollover individual retirement accounts from such plans;

o    tax-exempt  employee  benefit plans of the Fund's manager or its affiliates
     and  of  securities   dealer  firms  with  a  selling  agreement  with  the
     Distributor;

o    institutional  advisory  accounts  (including  mutual funds) managed by the
     Fund's  manager  or its  affiliates  and  clients  of  Delaware  Investment
     Advisers,  an affiliate of the manager,  as well as  affiliates,  corporate
     sponsors,  subsidiaries,   related  employee  benefit  plans  and  rollover
     individual  retirement  accounts  of or from  such  institutional  advisory accounts;

o    a bank, trust company and similar financial  institution  investing for its own  account  or for the  account  of its  trust  customers  for  whom  the financial  institution  is exercising  investment  discretion in purchasing shares of the Class,  except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee;

o    registered  investment advisors investing on behalf of clients that consist solely  of  institutions  and high  net-worth  individuals  having at least
     $1,000,000  entrusted  to  the  advisor  for  investment  purposes.  Use of
     Institutional Class shares is restricted to advisors who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients;

o    certain plans qualified under Section 529 of the Internal  Revenue Code for which the Fund's  manager,  Distributor  or service agent or one or more of
     their  affiliates  provide  record  keeping,   administrative,   investment
     management, marketing, distribution or similar services; and

o    programs sponsored by financial  intermediaries where such programs require the purchase of Institutional Class shares.

                                       11

About your account (continued)

How to buy shares

[GRAPHIC OMITTED: SYMBOL OF AN ENVELOPE]

By mail
Complete an  investment  slip and mail it with your check,  made  payable to the fund and class of shares you wish to  purchase,  to Delaware  Investments,  2005
Market  Street,  Philadelphia,  PA  19103-7094.  If you are  making  an  initial purchase by mail,  you must include a completed  investment  application  (or an appropriate retirement plan application if you are opening a retirement account)
with your check.

[GRAPHIC OMITTED: SYMBOL OF A JAGGED LINE]

By wire
Ask your bank to wire the  amount  you want to  invest to Bank of New York,  ABA
#021000018, Bank Account number 8900403748.  Include your account number and the name of the fund and class of shares  in which  you want to  invest.  If you are making an initial purchase by wire, you must first call us at 800 510-4015 so we can assign you an account number.

[GRAPHIC OMITTED:  AN EXCHANGE SYMBOL]

By exchange
You  may  exchange  all or  part of  your  investment  in one or  more  Delaware
Investments(R) Funds for shares of other Delaware  Investments(R)  Funds. Please keep in mind, however,  that you may not exchange your shares for Class B, Class
C or Class R shares.  To open an account by exchange,  call your Client Services
Representative at 800 510-4015.

[GRAPHIC OMITTED: SYMBOL OF A PERSON]

Through your financial advisor
Your  financial  advisor  can  handle  all the  details  of  purchasing  shares, including  opening an account.  Your financial advisor may charge a separate fee for this service.

                                       12

How to buy shares (continued)

The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time, you will pay that day's closing share price, which is based on the
Fund's  net asset  value  (NAV).  If your order is  received  after the close of regular  trading on the NYSE,  you will pay the next  business  day's  price.  A business day is any day that the NYSE is open for business  (Business  Day).  We reserve the right to reject any purchase order.

We  determine  the NAV per  share  for each  class  of the Fund at the  close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of the Fund is calculated by  subtracting  the  liabilities  of each class from its total assets and dividing the resulting  number by the number of shares outstanding for that class.  We generally price  securities and other assets for which market  quotations are readily  available at their market value.  We price fixed-income  securities  on  the  basis  of  valuations  provided  to  us by an independent pricing service that uses methods approved by the Board of Trustees.
We price any  fixed-income  securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use  methods  approved  by the  Board of  Trustees  that are  designed  to price securities at their fair market value.

Fair valuation
When the Fund uses fair value  pricing,  it may take into account any factors it deems  appropriate.  The Fund may determine  fair value based upon  developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The  price of  securities  used by the Fund to  calculate  its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on
U.S. exchanges only under very limited circumstances,  such as the early closing of the  exchange on which a security is traded or  suspension  of trading in the security.  The Fund may use fair value pricing more  frequently  for  securities primarily traded in non-U.S.  markets because,  among other things, most foreign markets close well before the Fund values its  securities  at 4:00 p.m.  Eastern
Time. The earlier close of these foreign  markets gives rise to the  possibility that significant events,  including broad market moves, may have occurred in the interim.  To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight,  the Fund's Board has delegated responsibility for valuing  the Fund's  assets to a Pricing  Committee  of the  manager,  which operates  under the policies and  procedures  approved by the Board as described above.

Document delivery
If you have an account in the same Delaware Investments(R)Fund as another person or entity at your address, we are sending you one copy of the Fund's prospectus, annual and semiannual  reports to that address  unless you opt  otherwise.  This will help us reduce the printing and mailing expenses  associated with the Fund.
We will  continue to send one copy of each of these  documents  to that  address until you notify us that you wish individual  materials.  If you wish to receive individual  materials,  please call your Client Services  Representative  at 800
510-4015. We will begin sending you individual copies of these documents 30 days after receiving your request.

                                       13

About your account (continued)

How to redeem shares

[GRAPHIC OMITTED:  SYMBOL OF AN ENVELOPE]

By mail
You may redeem your  shares  (sell them back to the Fund) by mail by writing to:
Delaware  Investments,  2005 Market Street,  Philadelphia,  PA  19103-7094.  All
owners of the account must sign the request,  and for  redemptions  of more than
$100,000,  you must include a signature  guarantee for each owner.  You can also fax your written request to 267 256-8990. Signature guarantees are also required when  redemption  proceeds  are going to an address  other  than the  address of record on an account.

[GRAPHIC OMITTED:  SYMBOL OF A TELEPHONE]

By telephone
You may redeem up to  $100,000  of your  shares by  telephone.  You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares,  you may have the proceeds sent directly to your bank by wire. Bank  information must be on file before you request a wire redemption.

[GRAPHIC OMITTED:  SYMBOL OF A JAGGED LINE]

By wire
You may redeem  $1,000 or more of your  shares and have the  proceeds  deposited directly to your bank  account,  normally the next Business Day after we receive your  request.  If you request a wire  deposit,  a bank wire fee may be deducted from  your  proceeds.  If you  request  a wire  deposit,  a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED:  SYMBOL OF A PERSON]

Through your financial advisor
Your financial advisor can handle all the details of redeeming your shares. Your financial advisor may charge a separate fee for this service.

If you hold your shares in certificates,  you must submit the certificates  with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly  completed request to redeem or exchange shares, and we or an  authorized  agent  receive  the  request  before  the close of regular trading on the NYSE (normally 4:00 p.m.  Eastern Time), you will receive the NAV next determined after we receive your request.  If we receive your request after the  close  of  regular  trading  on the  NYSE,  you will  receive  the NAV next determined  on the next  Business Day. You may have to pay taxes on the proceeds from your sale of shares.  We will send you a check,  normally the next Business
Day,  but no later than seven  days after we receive  your  request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

                                       14

Account minimum
If you redeem  shares and your account  balance  falls below $250,  the Fund may redeem your account after 60 days' written notice to you.

Exchanges
You may  generally  exchange  all or part of your  shares for shares of the same class in another Delaware  Investments(R) Fund. If you exchange shares to a fund that has a sales charge you will pay any  applicable  sales  charges on your new shares.  You do not pay sales  charges on shares that you  acquired  through the reinvestment of dividends.  You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the  fund's  prospectus  and read it  carefully  before  buying shares through an exchange.  You may not exchange your shares for Class B, Class
C or Class R shares of another  Delaware  Investments(R) Fund. We may refuse the purchase side of any exchange request, if, in the investment manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies or would otherwise potentially be adversely affected.

Frequent trading of Fund shares
The Fund discourages  purchases by market timers and purchase orders  (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be rejected.  The Fund's  Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Fund and its  shareholders,  such as market  timing.  The Fund will consider anyone who follows a pattern of market timing in any Delaware Investments(R)Fund or the Optimum Fund Trust to be a market  timer and may consider  anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" -- that is,  purchases into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous  short-term  roundtrip in that fund,  you may be  considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term  roundtrips  to  include  rapid  purchases  and sales of Fund  shares through the exchange  privilege.  The Fund reserves the right to consider  other trading patterns to be market timing.

Your  ability to use the  Fund's  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order. The Fund reserves the right to restrict,  reject or cancel,  without  prior  notice,  any purchase  order or exchange  order for any reason,  including  any  purchase  order  or  exchange  order  accepted  by  any
shareholder's   financial   intermediary   or  in  any   omnibus-type   account.
Transactions  placed in violation  of the Fund's  market  timing  policy are not necessarily  deemed  accepted by the Fund and may be cancelled or revoked by the
Fund on the next Business Day following receipt by the Fund.

Redemptions  will continue to be permitted in accordance with the Fund's current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if,  for  example,  the  shares  have  declined  in  value,  the shareholder  recently paid a front-end sales charge, the shares are subject to a
contingent   deferred   sales   charge  or  the  sale  results  in  adverse  tax
consequences.  To avoid this risk, a shareholder  should  carefully  monitor the purchases, sales and exchanges of Fund shares and avoid frequent trading in Fund shares.

The Fund  reserves the right to modify this policy at any time  without  notice, including  modifications to the Fund's monitoring  procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that  are  inherently  subjective  and  may be  selectively applied, we seek to make judgments and applications that are consistent with the interests of the Fund's  shareholders.  While we will take  actions  designed to detect and prevent  market  timing,  there can be no assurance that such trading activity  will be  completely  eliminated.  Moreover,  the Fund's  market timing policy does not require the Fund to take action in response to frequent  trading activity.  If the Fund  elects not to take any action in  response  to  frequent trading, such frequent trading and market timing activity could continue.

Risks of market timing
By realizing  profits through  short-term  trading,  shareholders that engage in rapid  purchases and sales or exchanges of the Fund's shares dilute the value of shares held by  long-term  shareholders.  Volatility  resulting  from  excessive purchases  and sales or  exchanges of Fund shares,  especially  involving  large dollar amounts, may disrupt efficient portfolio management.  In particular,  the
Fund may have difficulty  implementing its long-term investment strategies if it is forced  to  maintain  a higher  level of its  assets  in cash to  accommodate significant  short-term  trading  activity.  Excessive  purchases  and  sales or exchanges  of the  Fund's  shares  may also  force  the  Fund to sell  portfolio securities at inopportune times to raise cash to accommodate  short-term trading activity.  This could adversely  affect the Fund's  performance if, for example,

                                       15

the Fund incurs  increased  brokerage  costs and  realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between  the closing of the foreign  market and the fund's NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded,  traded infrequently or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect current market values.  A shareholder may seek to engage in  short-term  trading to take  advantage  of these  pricing differences.  Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities,  technology and other  specific  industry  sector  securities,  and in certain  fixed-income securities,  such as  high-yield  bonds,  asset-backed  securities  or municipal bonds.

Transaction   monitoring  procedures  The  Fund,  through  its  transfer  agent, maintains  surveillance  procedures  designed to detect  excessive or short-term trading in Fund shares. This monitoring process involves several factors,  which include  scrutinizing  transactions  in fund shares for violations of the Fund's market timing policy or other patterns of short-term or excessive  trading.  For purposes  of these  transaction  monitoring  procedures,  the Fund may  consider trading  activity  by  multiple  accounts  under  common  ownership,  control or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be  modified  from time to time to improve the  detection  of  excessive  or short-term  trading or to address other concerns.  Such changes may be necessary or appropriate,  for example, to deal with issues specific to certain retirement plans,  plan exchange  limits,  U.S.  Department of Labor  regulations,  certain automated or pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Omnibus  account  arrangements  are common forms of holding  shares of the Fund, particularly among certain  broker/dealers  and other financial  intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will attempt to apply its monitoring procedures to these omnibus accounts and to the individual  participants in such accounts. In an effort to discourage market timers in such accounts, the Fund may consider enforcement against market timers at the  participant  level  and  at  the  omnibus  level,  up to  and  including termination of the omnibus account's authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing Shareholders  seeking to engage in market timing may employ a variety of strategies to avoid detection and,  despite the efforts of the Fund and its agents to detect  market timing in
Fund shares,  there is no guarantee that the Fund will be able to identify these shareholders or curtail their trading practices. In particular, the Fund may not be able to detect  market  timing  attributable  to a  particular  investor  who effects  purchase,  redemption  and/or exchange  activity in Fund shares through omnibus  accounts.  The  difficulty  of detecting  market  timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
Dividends and  Distributions.  The Fund has elected to be treated as a regulated investment  company  under  Subchapter  M of the  Internal  Revenue  Code.  As a regulated  investment company,  the Fund generally pays no federal income tax on the income and gains it  distributes  to you.  The Fund  expects to declare  and distribute  all of its  net  investment  income,  if  any,  to  shareholders  as dividends  annually.  The Fund will also  distribute net capital gains,  if any, annually.  The amount of any  distribution  will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gain  distribution.  We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual  Statements.  Every January,  you will receive a statement that shows the tax status of  distributions  you  received  the  previous  year.  Distributions declared  in  December  but paid in January  are taxable as if they were paid in
December.  Mutual funds may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your  statement,  the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to  shareholders.  However,  when necessary,  the Fund will send you a corrected
Form 1099-DIV to reflect reclassified information.

Avoid "Buying A Dividend."  If you invest in the Fund shortly  before the record date of a taxable  distribution,  the  distribution  will lower the value of the
Fund's shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

                                       16

Tax  Considerations.   In  general,   if  you  are  a  taxable  investor,   Fund
distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your  distributions in additional Fund shares or receive them in cash.

For federal income tax purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund  distributions of long-term capital gains are taxable to you as long-term  capital gains no matter how long you have owned your shares. A portion of income  dividends  designated by the Fund may be qualified  dividend income  eligible for taxation by individual  shareholders at long-term  capital gain rates provided  certain holding period  requirements are met.

A sale or  redemption  of Fund  shares is a taxable  event and,  accordingly,  a capital gain or loss may be  recognized.  For tax purposes,  an exchange of your
Fund shares for shares of a different Delaware Investments(R)Fund is the same as a sale.

By law, if you do not provide the Fund with your proper taxpayer  identification number  and  certain  required  certifications,  you may be  subject  to  backup withholding on any  distributions of income,  capital gains or proceeds from the sale of your shares.  The Fund also must  withhold if the IRS instructs it to do
so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Fund  distributions  and gains  from the sale or  exchange  of your Fund  shares generally  are  subject  to state and local  taxes.  Non-U.S.  investors  may be subject to U.S.  withholding  or estate tax, and are subject to special U.S. tax certification requirements.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written to be used as tax advice.  Because  everyone's  tax situation is unique, you should consult your tax professional about federal,  state, local or foreign tax consequences before making an investment in the Fund.

Certain management considerations

Investments by fund of funds and similar investment vehicles
The Fund may accept investments from funds of funds,  including those offered by the Delaware  Investments(R) Funds, as well as from similar investment vehicles, such as 529 Plans. A "529 Plan" is a college savings program that operates under section  529 of the  Internal  Revenue  Code.  From  time to time,  the Fund may experience  large  investments or redemptions due to allocations or rebalancings by  these  funds  of  funds  and/or  similar  investment  vehicles.  While it is impossible to predict the overall impact of these  transactions over time, there could be adverse effects on portfolio  management.  For example, the Fund may be required to sell  securities or invest cash at times when it would not otherwise do so. These  transactions  could have tax  consequences  if sales of securities result  in  gains,  and  could  also  increase  transaction  costs or  portfolio turnover.  The manager will monitor  transactions by the funds of funds and will attempt to minimize any adverse  effects on both the Fund and the funds of funds as a result of these transactions.

Manager of managers structure

At a shareholder  meeting held on March 23, 2005 (or as  adjourned),  the Fund's shareholders  approved a  "manager  of  managers"  structure  that would  permit
Delaware  Management  Company,  the Fund's  investment  manager  to appoint  and
replace  sub-advisors,   enter  into  sub-advisory  agreements,  and  amend  and
terminate  sub-advisory  agreements  with respect to the Fund,  subject to Board approval but without shareholder approval (the "Manager of Managers Structure").
While Delaware  Management  Company does not currently expect to use the Manager of Managers Structure with respect to the Fund, Delaware Management Company may, in the future, recommend to the Fund's Board the establishment of the Manager of
Managers  Structure by  recommending  the hiring of one or more  sub-advisors to manage all or a portion of the Fund's  portfolio  if it  believes  that doing so would be likely to enhance the Fund's  performance  by  introducing  a different investment style or focus.

The ability to implement the Manager of Managers  Structure  with respect to the
Fund is  contingent  upon  the  receipt  of an  exemptive  order  from  the U.S.
Securities and Exchange  Commission (the "SEC") or the adoption of a rule by the
SEC authorizing the implementation of the Manager of Managers Structure. The use of the Manager of Managers  Structure with respect to the Fund may be subject to certain conditions set forth in the SEC exemptive order or rule. There can be no assurance that the SEC will grant the Fund's  application for an exemptive order or adopt such a rule.

The Manager of Managers  Structure would enable the Fund to operate with greater efficiency  and  without  incurring  the  expense  and  delays  associated  with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  Manager of
Managers Structure would not permit investment  management fees paid by the Fund to be increased without shareholder

                                       17

approval or change Delaware Management  Company's  responsibilities to the Fund, including Delaware Management Company's responsibility for all advisory services furnished by a sub-advisor.

Financial highlights
The Financial  highlights  table is intended to help you  understand  the Fund's financial  performance.  All "per share" information  reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report,  along with the Fund's  financial  statements,  is included in the
Fund's annual report, which is available upon request by calling 800 510-4015.

Delaware Value Fund                                                                              Institutional Class
                                                                                                    Year ended 11/30
                                                             2005        2004         2003        2002         2001

Net asset value, beginning of period                      $10.780      $9.500       $8.310      $9.490      $10.150

Income (loss) from investment operations:
Net investment income(1)                                    0.243       0.160        0.132       0.126        0.116
Net realized and unrealized gain (loss) on
investments                                                 0.846       1.237        1.155     (1.234)      (0.309)
                                                          -------     -------      -------     -------      --------
Total from investment operations                            1.089       1.397        1.287     (1.108)      (0.193)
                                                          -------     -------      -------     -------      --------
Less dividends and distributions from:
Net investment income                                     (0.116)     (0.117)      (0.097)     (0.072)      (0.103)

Net realized gain on investments                          (0.363)      -----        -----       -----       (0.364)
                                                          -------     -------      -------     -------      --------
Total dividends and distributions                         (0.479)     (0.117)      (0.097)     (0.072)      (0.467)
                                                          -------     --------     -------     -------      --------
Net asset value, end of period                            $11.390     $10.780       $9.500      $8.310       $9.490
                                                          =======     =======      =======     =======      ========
Total return(2)                                            10.37%      14.83%       15.70%    (11.77%)      (2.11%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                  $146,761     $68,949      $41,047     $23,276      $13,980
Ratio of expenses to average net assets                     0.76%       0.75%        0.75%       0.87%        0.75%
Ratio of expenses to average net assets prior to
expense limitations and expenses paid indirectly            0.81%       0.87%        0.96%       1.30%        0.78%

Ratio of net investment income (loss) to average net        2.23%       1.57%        1.54%       1.43%        1.18%
assets
Ratio of net investment (loss) to average net assets
prior to expense limitation and expenses paid
indirectly                                                  2.18%       1.45%        1.33%       1.00%        1.15%
Portfolio turnover                                            26%        128%         101%         61%         101%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager.  Performance  would have been lower had the expense limitation not been in effect.

                                       19

How to read the financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a fund's investments; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit,  while a realized loss occurs when we sell an investment at a loss.  When an investment  increases or  decreases  in value but we do not sell it, we record an  unrealized  gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under "Less dividends and distributions  from: Net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share,  calculated by dividing the net assets by the number of shares outstanding.

Total return
This  represents  the rate  that an  investor  would  have  earned or lost on an investment in a fund. In  calculating  this figure for the financial  highlights table,  we  include  applicable  fee  waivers  and assume  the  shareholder  has reinvested all dividends and realized gains.

Net assets
Net assets  represent  the total value of all the assets in a fund's  portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the  percentage of net assets that a fund pays annually for operating  expenses and management fees.  These expenses include  accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets
We determine this ratio by dividing net investment  income (loss) by average net assets.

Portfolio turnover rate
This figure tells you the amount of trading  activity in a fund's  portfolio.  A turnover rate of 100% would occur if, for example, a fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or  frequently traded a single  security.  A high rate of  portfolio  turnover  in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

                                       20

Glossary

How to use this glossary
This glossary  includes  definitions of investment terms, many of which are used throughout  the  Prospectus.  If you  would  like  to  know  the  meaning  of an investment term that is not explained in the text please check the glossary.

Amortized cost
Amortized  cost is a method used to value a  fixed-income  security  that starts with the face value of the security  and then adds or subtracts  from that value depending  on whether the  purchase  price was greater or less than the value of the  security  at  maturity.  The  amount  greater or less than the par value is divided equally over the time remaining until maturity.

Appreciation
An increase in the value of an investment.

Average maturity
An average of when the  individual  bonds and other  debt  securities  held in a portfolio will mature.

Bond
A debt security,  like an IOU,  issued by a company,  municipality or government agency.  In return for  lending  money to the  issuer,  a bond  buyer  generally receives fixed periodic  interest payments and repayment of the loan amount on a specified  maturity date. A bond's price changes prior to maturity and typically is inversely related to current interest rates.  Generally,  when interest rates rise,  bond prices fall,  and when interest  rates fall,  bond prices rise.  See
Fixed-income securities.

Bond ratings
Independent  evaluations  of  creditworthiness,  ranging from  Aaa/AAA  (highest quality) to D (lowest  quality).  Bonds rated  Baa/BBB or better are  considered investment  grade.  Bonds rated Ba/BB or lower are commonly known as junk bonds.
See also Nationally recognized statistical ratings organization.

Capital
The amount of money you invest.

Capital gains distributions
Payments to mutual fund  shareholders of profits  (realized gains) from the sale of a fund's  portfolio  securities.  Usually  paid  once a year;  may be  either short-term gains or long-term gains.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement  of U.S.  inflation;  represents  the price of a basket of  commonly purchased goods.

Corporate bond
A debt security issued by a corporation. See Bond.

Cost basis
The original purchase price of an investment;  used in determining capital gains and losses.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading  investments  among a number of  different  securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund  shareholders of dividends  passed along from the fund's portfolio of securities.

Duration

                                       21

A measurement of a fixed income  investment's  price volatility.  The larger the number,  the  greater  the likely  price  change for a given  change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices,  staff,  equipment and expenses related to maintaining the fund's portfolio of securities and  distributing  its shares.  They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial advisor
Financial professional (e.g., broker, banker,  accountant,  planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities,  the money you originally invest is paid back at a
pre-specified  maturity  date.  These  securities,   which  include  government,
corporate or municipal bonds, as well as money market securities,  typically pay a fixed rate of return (often referred to as interest). See Bond.

Inflation
The  increase in the cost of goods and  services  over time.  U.S.  inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective,  such as long-term capital growth or high current income,  that a mutual fund pursues.

Management fee
The  amount  paid by a mutual  fund to the  investment  manager  for  management services,  expressed as an annual  percentage  of the fund's  average  daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share  of  common  stock by the  number  of  shares  held by  shareholders.  A corporation  with one million shares  outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying  loan principal to bondholders.

NASD
The National  Association of Securities Dealers,  Inc., which is responsible for regulating the securities industry.

Nationally recognized statistical ratings organization (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal  short-term issues,  rating the probability that the issuer of the debt will meet the scheduled  interest  payments and repay the principal. Ratings are published by such companies as Moody's Investors Service,
Inc.  (Moody's),  Standard & Poor's, a division of McGraw-Hill  Companies,  Inc.
(S&P) and Fitch, Inc. (Fitch).

Net assets
The total value of all the assets in a fund's portfolio, less any liabilities.

Net asset value (NAV)
The daily  dollar  value of one mutual fund share.  Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price-to-earnings ratio (P/E)
A measure of a stock's value  calculated by dividing the current market price of a share of stock by its annual  earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount  of money you  invest  (also  called  capital).  Also  refers to a bond's original face value, due to be repaid at maturity.

                                       22

Prospectus

The  official  offering  document  that  describes  a  mutual  fund,  containing information  required  by the  SEC,  such as  investment  objectives,  policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally  defined as variability of value;  also credit risk,  inflation  risk, currency and interest rate risk.  Different  investments involve different types and degrees of risk.

Russell 1000(R) Value Index
The Russell 1000 Value Index is an unmanaged index that measures the performance of the companies in the Russell 1000 Index with lower  price-to-book  ratios and lower forecasted growth rates. The Russell 1000 Index measures the 1,000 largest
U.S. companies based on market capitalization.

SEC (Securities and Exchange Commission)
Federal  agency  established  by Congress to administer  the laws  governing the securities industry, including mutual funds.

Share classes
Different  classifications of shares.  Mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification  by a bank,  brokerage firm or other financial  institution that a customer's signature is valid Signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's  volatility;  for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
A  document  that  provides  more  information  about  a  fund's   organization,
management, investments, policies and risks.

Stock
An investment  that  represents a share of ownership  (equity) in a corporation.
Stocks are often referred to as common stock or equities.

Total return
An investment performance measurement,  expressed as a percentage,  based on the combined earnings from dividends, capital gains and change in price over a given period.

Volatility
The tendency of an investment to go up or down in value by different magnitudes.
Investments  that  generally go up or down in value in relatively  small amounts are considered "low  volatility"  investments,  whereas those  investments  that generally  go up or down in value in  relatively  large  amounts are  considered
"high volatility" investments.

                                       23

DELAWARE VALUE FUND Additional  information  about  the  Fund's  investments  is available in  the Fund's  annual and  semiannual  reports to shareholders. In the  Fund's shareholder  reports,  you will find a discussion  of the market  conditions and  investment
                    strategies   that   significantly    affected   the   Fund's
                    performance during the period covered by the report. You can
                    find  more  information   about  the  Fund  in  the  current
                    Statement of  Additional  Information  (SAI),  which we have
                    filed   electronically  with  the  Securities  and  Exchange
                    Commission  (SEC)  and  which  is  legally  a part  of  this
                    Prospectus (it is incorporated by reference).  If you want a free copy of the SAI, the annual or semiannual report, or if you have any questions  about investing in the Fund, you can
                    write  to  us  at  2005  Market  Street,  Philadelphia,   PA
                    19103-7094,  or call toll-free 800 510-4015.  The Fund's SAI and annual and semiannual  reports to shareholders  are also available,  free of charge,  through the Fund's internet Web site  (www.delawareinvestments.com).  You  may  also  obtain additional  information  about the Fund from your  financial advisor.

                    You can find reports and other information about the Fund on the EDGAR  Database on the SEC Web site  (www.sec.gov).  You can also get copies of this information,  after payment of a duplicating fee, by e-mailing the SEC at  publicinfo@sec.gov or by writing to the  Public  Reference  Section of the SEC,
                    Washington,  D.C.  20549-0102.  Information  about the Fund, including  its SAI,  can be reviewed and copied at the SEC's
                    Public  Reference  Room  in  Washington,  D.C.  You  can get
                    information on the Public  Reference Room by calling the SEC at 202 942-8090.

                   -------------------------------------------------------------
                    Web site
                    www.delawareinvestments.com

                    E-mail
                    service@delinvest.com

                    Client Services Representative
                    800 510-4015

                    Delaphone Service
                    800 362-FUND (800 362-3863)

                    o    For convenient access to account information or current
                         performance     information     on     all     Delaware
                         Investments(R) Funds seven days a week, 24 hours a day,
                         use this Touch-Tone service.

                    Delaware Value Fund
                                                               CUSIP      NASDAQ
                    Institutional Class                      24610C857    DDVIX

                    Investment Company Act file number: 811-00750

                                       24

PR-459 [11/30] IVES 3/06

                                       25

                       STATEMENT OF ADDITIONAL INFORMATION
                                 MARCH 30, 2006

                         DELAWARE GROUP EQUITY FUNDS II
                          Delaware Large Cap Value Fund
                               Delaware Value Fund

                 2005 Market Street, Philadelphia, PA 19103-7094

       For more information about the Institutional Classes: 800 510-4015

       For Prospectus, Performance and Information on Existing Accounts of
 Class A Shares, Class B Shares, Class C Shares and Class R Shares: 800 523-1918

               Dealer Services (BROKER/DEALERS ONLY): 800 362-7500

     This  Statement of Additional  Information  ("Part B") describes  shares of
Delaware  Large  Cap Value  Fund and  Delaware  Value  Fund  (each a "Fund"  and collectively,  the "Funds"),  which are series of Delaware Group Equity Funds II
(the "Trust").  Each Fund offers Class A, B, C and R Shares  (collectively,  the
"Fund Classes") and  Institutional  Class Shares.  All references to "shares" in this Part B refer to all classes of shares of the Funds, except where noted. The
Funds' investment advisor is Delaware  Management  Company, a series of Delaware
Management Business Trust (the "Manager").

     This  Part  B  supplements  the   information   contained  in  the  current
Prospectuses  for the Funds,  each dated March 30, 2006,  as they may be amended from time to time. This Part B should be read in conjunction with the applicable
Prospectus.  This Part B is not  itself a  prospectus  but is, in its  entirety, incorporated by reference into each Prospectus.  A Prospectus may be obtained by writing or calling your  investment  dealer or by contacting the Funds' national distributor,  Delaware  Distributors,  L.P.  (the  "Distributor"),  at the above address or by calling the above phone numbers. Each Fund's financial statements, the  notes  relating  thereto,  the  financial  highlights  and  the  report  of independent registered public accounting firm are incorporated by reference from the Annual  Reports  into this Part B. The Annual  Reports  will  accompany  any request  for Part B. The Annual  Reports can be  obtained,  without  charge,  by calling 800 523-1918.

                               Page                                      Page
Cover Page                      1     Purchasing Shares                  34
Fund History                    2     Investment Plans                   45
Investment Restrictions and           Determining Offering Price and
  Policies                      2       Net Asset Value                  49
Investment Strategies and             Redemption and Exchange            49
  Risks                         5     Dividends, Distributions
Disclosure of Portfolio                 and Taxes                        56
  Holdings                     17     Performance Information            61
Management of the Trust        19     Financial Statements               62
Investment Advisor and Other          Principal Holders                  62
  Service Providers            26     Appendix A - Description of
Portfolio Managers             29       Ratings                          65
Trading Practices and
  Brokerage                    31
Capital Stock                  33

                                       1

                                  FUND HISTORY

     The Trust was  originally  organized as a Delaware  corporation in 1956 and was subsequently reorganized as a Maryland corporation on March 4, 1983 and as a
Delaware statutory trust on November 23, 1999.

Classification
     The  Trust  is an  open-end  management  investment  company.  Each  Fund's portfolio of assets is diversified  as defined by the Investment  Company Act of
1940, as amended (the "1940 Act").

                      INVESTMENT RESTRICTIONS AND POLICIES

Investment Objectives
     Each Fund's  investment  objective is  non-fundamental,  and may be changed without  shareholder  approval.  However,  the Trust's  Board of  Trustees  must approve any changes to  non-fundamental  investment  objectives  and a Fund will notify  shareholders  prior  to a  material  change  in  the  Fund's  investment objective.

Fundamental Investment Restrictions
     Each Fund has adopted the  following  restrictions  which cannot be changed without approval by the holders of a "majority" of a Fund's outstanding  shares, which is a vote by the  holders  of the  lesser of a) 67% or more of the  voting securities  present in person or by proxy at a meeting,  if the  holders of more than 50% of the  outstanding  voting  securities  are present or  represented by proxy; or b) more than 50% of the outstanding voting securities.  The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

         Each Fund shall not:

          1.   Make investments that will result in the  concentration  (as that term may be  defined  in the 1940 Act),  any rule or order  thereunder,  or U.S.
Securities and Exchange Commission ("SEC") staff interpretation  thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided  that  this  restriction  does not limit  the Fund  from  investing  in obligations  issued  or  guaranteed  by the U.S.  government,  its  agencies  or instrumentalities, or in tax-exempt securities or certificates of deposit.

          2.   Borrow money or issue senior securities,  except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

          3.   Underwrite the securities of other issuers,  except that the Fund may engage in transactions  involving the acquisition,  disposition or resale of its portfolio  securities,  under circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the "1933 Act").

          4.   Purchase  or sell real  estate,  unless  acquired  as a result of ownership of securities or other  instruments and provided that this restriction does not  prevent  the Fund from  investing  in  issuers  that  invest,  deal or otherwise  engage in  transactions  in real  estate  or  interests  therein,  or investing in securities that are secured by real estate or interests therein.

          5.   Purchase  or sell  physical  commodities,  unless  acquired  as a result of ownership of  securities or other  instruments  and provided that this restriction  does not prevent the Fund from engaging in  transactions  involving futures  contracts  and options  thereon or  investing  in  securities  that are secured by physical commodities.

          6.   Make loans,  provided that this  restriction does not prevent the
Fund from purchasing  debt  obligations,  entering into  repurchase  agreements, loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Non-Fundamental Investment Restrictions

                                       2

     In  addition  to  the  fundamental  policies  and  investment  restrictions described above, and the various general  investment  policies  described in the
Prospectuses,   each  Fund  will  be   subject  to  the   following   investment
restrictions,  which are  considered  non-fundamental  and may be changed by the
Board of Trustees without shareholder approval.

          1.   Each Fund is permitted to invest in other  investment  companies, including  open-end,  closed-end or unregistered  investment  companies,  either within  the  percentage  limits  set  forth in the 1940  Act,  any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in  connection  with a  merger,  reorganization,  consolidation  or other similar transaction.  However, a Fund may not operate as a "fund of funds" which invests  primarily in the shares of other  investment  companies as permitted by
Section  12(d)(1)(F)  or (G) of the 1940 Act, if its own shares are  utilized as investments by such a "fund of funds."

          2.   Each  Fund may not  invest  more  than 15% of its net  assets  in securities which it cannot sell or dispose of in the ordinary course of business within  seven days at  approximately  the value at which the Fund has valued the investment.

          3.   Securities  will not normally be purchased by a Fund while it has an outstanding borrowing.

          With respect to the Delaware Large Cap Value Fund only, the Fund shall not:

          1.   Invest more than 5% of the value of its assets in  securities  of any one company (except U.S.  government bonds) or purchase more than 10% of the voting or nonvoting securities of any one company.

          2.   Acquire  control of any  company.  (The  Trust's  Certificate  of
Incorporation  permits control of companies to protect investments already made, but its policy is not to acquire control.)

          3.   Purchase or retain  securities  of a company which has an officer or trustee who is an officer or trustee of the Trust, or an officer,  trustee or partner of its investment manager if, to the knowledge of the Trust, one or more of such  persons  own  beneficially  more  than 1/2 of 1% of the  shares  of the company, and in the aggregate more than 5% thereof.

          4.   Allow long or short  positions  on shares of the Fund to be taken by the Trust's officers, trustees or any of its affiliated persons. Such persons may buy shares of the Fund for investment purposes, however.

          5.   Purchase any security issued by any other  investment  company if after such  purchase it would:  (a) own more than 3% of the voting stock of such company,  (b) own  securities of such company  having a value in excess of 5% of the  Fund's  assets or (c) own  securities  of  investment  companies  having an aggregate value in excess of 10% of the Fund's assets.

          6.   Invest more than 10% of the value of its total assets in illiquid assets.

          7.   Invest in  securities  of other  investment  companies  except at
customary   brokerage   commission   rates  or  in   connection   with  mergers,
consolidations or offers of exchange.

          8.   Make any  investment in real estate  unless  necessary for office space or the protection of investments  already made. (This restriction does not preclude  the Fund's  purchase of  securities  issued by real estate  investment trusts.)

          9.   Sell short any security or property.

          10.  Deal in commodities, except that the Fund may invest in financial futures, including futures contracts on stocks and stock indices, interest rates and  foreign  currencies  and  other  types  of  financial  futures  that may be developed in the future,  and may purchase or sell options on such futures,  and enter into closing transactions with respect to those activities.

                                       3

          11.  Borrow,  except  as a  temporary  measure  for  extraordinary  or emergency purposes,  and then not in excess of 10% of gross assets taken at cost or market,  whichever is lower,  and not to pledge more than 15% of gross assets taken at cost.  Any borrowing  will be done from a bank,  and to the extent that such borrowing  exceeds 5% of the value of the Fund's assets,  asset coverage of at least 300% is required.  In the event that such asset  coverage  shall at any time fall  below  300%,  the Fund  shall,  within  three  days  thereafter  (not including Sunday and holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset  coverage of such  borrowings  shall be at least 300%.  The Fund shall not issue senior securities as defined in the 1940 Act, except for notes to banks.

          12.  Make  loans.  However,  the  purchase of a portion of an issue of publicly distributed bonds, debentures, or other securities,  whether or not the purchase was made upon the original  issuance of the  securities,  and the entry into  "repurchase  agreements"  are not to be considered the making of a loan by the  Fund  and  the  Fund  may  loan  up to  25%  of  its  assets  to  qualified broker/dealers or institutional  investors for their use relating to short sales or other transactions.

          13.  Invest  more  than  5% of  the  value  of  its  total  assets  in securities of companies less than three years old. Such three-year  period shall include the operation of any predecessor company or companies.

          14.  The  Fund  may  act as an  underwriter  of  securities  of  other issuers, but its present policy is not to do so.

     In  addition,  notwithstanding  restriction  8 above  with  respect  to the
Delaware Large Cap Value Fund and although not a matter of  fundamental  policy, the Trust has made a commitment that the Fund's investments in securities issued by real estate  investment  trusts will not exceed 10% of its total  assets.  In addition,  the Fund may not concentrate  investments in any particular industry, which means not investing more than 25% of its assets in any industry.

                                      * * *

     In applying a Fund's policy on concentration: (i) utility companies will be divided  according  to their  services,  for  example,  gas,  gas  transmission, electric  and  telephone  will each be  considered  a  separate  industry;  (ii)
financial  service  companies  will be classified  according to the end users of their services,  for example,  automobile finance,  bank finance and diversified finance  will each be  considered  a separate  industry;  and (iii) asset backed securities will be classified  according to the underlying  assets securing such securities.

Portfolio Turnover
     Portfolio trading will be undertaken  principally to accomplish each Fund's respective  investment  objective.  The Funds are free to dispose  of  portfolio securities at any time,  subject to complying with the Internal Revenue Code and the 1940 Act,  when  changes in  circumstances  or  conditions  make such a move desirable in light of each Fund's  respective  investment  objective.  The Funds will not attempt to achieve or be limited to a  predetermined  rate of portfolio turnover.  Such turnover  always will be incidental to  transactions  undertaken with a view to achieving each Fund's respective investment objective.

     The portfolio  turnover rate tells you the amount of trading  activity in a fund's portfolio.  A turnover rate of 100% would occur, for example, if all of a
Fund's  investments  held at the beginning of a year were replaced by the end of the year, or if a single  investment  was frequently  traded.  The turnover rate also may be affected by cash  requirements from redemptions and repurchases of a
Fund's  shares.  A high  rate of  portfolio  turnover  in any year may  increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains. In investing to achieve its investment  objective,  a Fund may hold securities for any period of time.

     The  Delaware  Large Cap Value Fund  generally  may be  expected  to have a portfolio turnover rate below 100% while the Delaware Value Fund may be expected to engage in active and frequent  trading of portfolio  securities,  which means that the portfolio turnover can be expected to exceed 100%

     For the fiscal years ended November 30, 2004 and 2005, the Funds' portfolio turnover rates were as follows:

                                       4

------------------------------- --------------- ---------------
                                     2005             2004
------------------------------- --------------- ---------------
Delaware Large Cap Value Fund        114%              70%
------------------------------- --------------- ---------------
Delaware Value Fund                   26%             128%
------------------------------- --------------- ---------------

                         INVESTMENT STRATEGIES AND RISKS

     The Funds' investment objectives, strategies and risks are described in the
Prospectuses.  Certain additional  information is provided below. All investment strategies  of  the  Funds  are  non-fundamental  and  may  be  changed  without shareholder approval, except those identified below as fundamental restrictions.

Convertible Securities
     Convertible  securities  entitle  the  holder to receive  interest  paid or accrued on debt or the dividend  paid on preferred  stock until the  convertible securities mature or are redeemed,  converted or exchanged. Prior to conversion, convertible securities have characteristics  similar to ordinary debt securities in that they normally  provide a stable stream of income with  generally  higher yields than those of common  stock of the same or similar  issuers.  Convertible securities rank senior to common stock in a corporation's  capital structure and therefore  generally  entail  less risk  than the  corporation's  common  stock, although the extent to which such risk is reduced  depends in large measure upon the  degree  to which  the  convertible  security  sells  above  its  value as a fixed-income security.

     The value of convertible securities is a function of their investment value
(determined  by yield in  comparison  with the  yields  of other  securities  of comparable  maturity and quality that do not have a  conversion  privilege)  and their  conversion  value (their worth,  at market value,  if converted  into the underlying  common  stock).  The investment  value of convertible  securities is influenced by changes in interest  rates,  with  investment  value  declining as interest rates  increase and  increasing as interest  rates decline,  and by the credit  standing  of the  issuer  and other  factors.  The  conversion  value of convertible  securities  is  determined  by the market  price of the  underlying common stock. If the conversion  value is low relative to the investment  value, the  price  of the  convertible  securities  is  governed  principally  by their investment  value. To the extent the market price of the underlying common stock approaches  or  exceeds  the  conversion  price,  the  price of the  convertible securities  will be  increasingly  influenced  by  their  conversion  value.  In addition,  convertible  securities  generally  sell  at  a  premium  over  their conversion  value determined by the extent to which investors place value on the right  to  acquire  the  underlying  common  stock  while  holding  fixed-income securities.

     Capital  appreciation  for a Fund may  result  from an  improvement  in the credit  standing of an issuer  whose  securities  are held in the Fund or from a general  lowering of interest  rates,  or a combination of both.  Conversely,  a reduction  in the credit  standing of an issuer whose  securities  are held by a
Fund or a  general  increase  in  interest  rates may be  expected  to result in capital depreciation to the Fund.

     In general,  investments in non-investment grade convertible securities are subject  to a  significant  risk of a change in the credit  rating or  financial condition of the issuing entity. Investments in convertible securities of medium or lower quality are also likely to be subject to greater market fluctuation and to greater risk of loss of income and principal due to default than  investments of higher rated fixed-income  securities.  Such lower-rated securities generally tend to reflect short-term corporate and market developments to a greater extent than higher rated  securities,  which react more to  fluctuations in the general level of interest  rates. A Fund will  generally  reduce risk to the investor by diversification, credit analysis and attention to current developments in trends of both the  economy  and  financial  markets.  However,  while  diversification reduces  the effect on a Fund of any single  investment,  it does not reduce the overall risk of investing in lower rated securities.

Depositary Receipts
     Each Fund may invest in  sponsored  and  un-sponsored  American  Depositary
Receipts,   European   Depositary   Receipts,   or  Global  Depositary  Receipts
("Depositary Receipts").  Depositary Receipts are receipts typically issued by a bank or trust company which evidence  ownership of underlying  securities issued by a foreign corporation.  "Sponsored" Depositary Receipts are issued jointly by the issuer of the  underlying  security  and a  depository,  and  "un-

                                       5

sponsored"  Depositary  Receipts  are issued  without the  participation  of the issuer of the deposited  security.  Holders of un-sponsored  Depositary Receipts generally  bear  all the  costs  of such  facilities  and the  depository  of an
un-sponsored   facility   frequently   is  under  no  obligation  to  distribute
shareholder communications received from the issuer of the deposited security or to pass through  voting rights to the holders of such receipts in respect of the deposited  securities.  Therefore,  there  may  not  be  a  correlation  between information  concerning  the issuer of the  security  and the market value of an un-sponsored  Depositary  Receipt.  Investments in Depositary  Receipts  involve risks similar to those accompanying direct investments in foreign securities.

Equity Securities
     Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock.  Investments in equity  securities in general are subject to market risks that may cause their prices to fluctuate  over time. The value of convertible  equity securities is also affected by prevailing  interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the value of equity  securities in which a Fund invests will cause the net asset value ("NAV") of the Fund to fluctuate.

Fixed-Income Securities
     Fixed-income  securities  consist  of  bonds,  notes  debentures  and other interest-bearing securities that represent indebtedness. The market value of the fixed-income  investments  in which a Fund  invests  will  change in response to interest  rate changes and other  factors.  During  periods of falling  interest rates,  the  values  of  outstanding  fixed-income  securities  generally  rise.
Conversely,  during  periods  of  rising  interest  rates,  the  values  of such securities generally decline.  Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.
Changes by recognized agencies in the rating of any fixed-income security and in the ability of an issuer to make payments of interest and principal  also affect the value of these  investments.  Changes in the value of these  securities will not necessarily affect cash income derived from these securities but will affect a Fund's NAV.

Foreign Currency Transactions
     Although  each Fund values its assets  daily in terms of U.S.  dollars,  it does not intend to convert holdings of foreign currencies into U.S. dollars on a daily  basis.  Each Fund  will,  however,  from time to time,  purchase  or sell foreign  currencies  and/or engage in forward foreign  currency  transactions in order to expedite settlement of portfolio  transactions and to minimize currency
value   fluctuations.   A  Fund  may  conduct  its  foreign  currency   exchange
transactions  on a spot (i.e.,  cash) basis at the spot rate  prevailing  in the foreign currency  exchange market or through entering into contracts to purchase or sell foreign  currencies at a future date (i.e., a "forward foreign currency"
contract or "forward"  contract).  A forward contract  involves an obligation to purchase or sell a specific  currency at a future  date,  which may be any fixed number of days from the date of the contract,  agreed upon by the parties,  at a price set at the time of the contract.  The Fund will convert currency on a spot basis from time to time, and investors  should be aware of the costs of currency conversion.

     A Fund  may  enter  into  forward  contracts  to "lock  in" the  price of a security it has agreed to purchase  or sell,  in terms of U.S.  dollars or other currencies  in which the  transaction  will be  consummated.  By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign  currency,  of the amount of foreign currency involved in the underlying security transaction, the Fund will be able to protect itself against a possible loss  resulting  from an adverse  change in currency  exchange  rates during the period  between the date the security is purchased or sold and the date on which payment is made or received.

     When the Manager  believes  that the currency of a  particular  country may suffer  a  significant  decline  against  the U.S.  dollar  or  against  another currency, a Fund may enter into a forward foreign currency contract to sell, for a fixed  amount of U.S.  dollars or other  appropriate  currency,  the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency.

     A Fund will not enter into forward  contracts or maintain a net exposure to such contracts  where the  consummation of the contracts would obligate the Fund to deliver an amount of  foreign  currency  in excess of the value of the Fund's securities or other assets denominated in that currency.

                                       6

     At the maturity of a forward contract, a Fund may either sell the portfolio security  and make  delivery  of the  foreign  currency,  or it may  retain  the security  and  terminate  its  contractual  obligation  to deliver  the  foreign currency by purchasing an  "offsetting"  contract with the same currency  trader obligating  it to purchase,  on the same maturity  date,  the same amount of the
foreign   currency.   The  Fund  may  realize  a  gain  or  loss  from  currency transactions.  With respect to forward foreign currency  contracts,  the precise matching of forward contract amounts and the value of the securities involved is generally  not  possible  since the future value of such  securities  in foreign currencies  will change as a  consequence  of market  movements  in the value of those  securities  between the date the forward contract is entered into and the date it  matures.  The  projection  of  short-term  currency  strategy is highly uncertain.

     It is  impossible  to forecast the market value of Fund  securities  at the expiration  of the  contract.  Accordingly,  it may be  necessary  for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such  purchase)  if the market  value of the security is less than the amount of foreign  currency  the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.  Conversely, it may be  necessary to sell on the spot market some of the foreign  currency  received upon the sale of a security  if its market  value  exceeds the amount of foreign currency the Fund is obligated to deliver.

Foreign and Emerging Market Securities
     Each  Fund has the  ability  to  invest  up to 20% of its  total  assets in foreign securities (which includes Depositary  Receipts,  as described above) in any foreign country.  Investors should consider  carefully the substantial risks involved in  investing in  securities  issued by companies  and  governments  of foreign  nations.  These risks are in  addition  to the usual risks  inherent in domestic investments. There is the possibility of expropriation, nationalization or confiscatory taxation,  taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign  nations,  foreign exchange controls (which may include  suspension of the ability to transfer currency from a given country), default in foreign government securities,  political or social instability  or  diplomatic  developments  which  could  affect  investments  in securities of issuers in those nations.

     In  addition,  in many  countries,  there is  substantially  less  publicly available information about issuers than is available in reports about companies in the United States.  Foreign companies are not subject to uniform  accounting,
auditing  and  financial  reporting   standards,   and  auditing  practices  and
requirements  may  not be  comparable  to  those  applicable  to  United  States
companies.  Consequently,   financial  data  about  foreign  companies  may  not
accurately reflect the real condition of those issuers and securities markets.

     Further,  a Fund may  encounter  difficulty  or be unable  to pursue  legal remedies and obtain judgments in foreign courts.  Commission rates on securities transactions in foreign countries, which are sometimes fixed rather than subject to negotiation as in the United States,  are likely to be higher.  Further,  the settlement  period of securities  transactions  in foreign markets may be longer than in domestic markets, and may be subject to administrative uncertainties. In many foreign countries,  there is less government  supervision and regulation of business and industry practices,  stock exchanges,  brokers and listed companies than in the United  States,  and capital  requirements  for brokerage  firms are generally  lower.  The foreign  securities  markets of many of the  countries in which a Fund may invest may also be smaller,  less liquid and subject to greater price volatility than those in the United States.

     Each Fund may also  invest in  securities  of issuers  located in  emerging market  nations.  Compared to the United States and other  developed  countries, emerging  countries may have volatile  social  conditions,  relatively  unstable governments and political systems,  economies based on only a few industries and economic  structures  that are less diverse and mature,  and securities  markets that  trade  a  small  number  of  securities,  which  can  result  in a low  or nonexistent  volume of trading.  Prices in these  securities  markets tend to be volatile and, in the past,  securities in these  countries have offered  greater potential  for gain (as well as loss) than  securities  of companies  located in developed  countries.  Until  recently,  there has been an  absence of a capital market  structure  or  market-oriented  economy in certain  emerging  countries.
Further,  investments and opportunities for investments by foreign investors are subject to a variety of national  policies  and  restrictions  in many  emerging countries.  Also, the  repatriation of both  investment  income and capital from
several   foreign   countries  is  restricted  and   controlled   under  certain
regulations,  including,  in some  cases,  the  need  for  certain  governmental consents.  Countries such as those in which a Fund may invest have  historically experienced  and may continue to  experience,  substantial,  and in some periods extremely high rates of

                                       7

inflation for many years,  high interest  rates,  exchange rate  fluctuations or currency  depreciation,  large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Other factors which may influence  the  ability or  willingness  to service  debt  include,  but are not limited to, a country's  cash flow  situation,  the  availability  of sufficient foreign  exchange on the date a payment is due,  the  relative  size of its debt service burden to the economy as a whole,  its  government's  policy towards the
International Monetary Fund, the World Bank and other international agencies and the political constraints to which a government debtor may be subject.

     A Fund may be subject to foreign  withholding  taxes on income from certain foreign  securities,  this in turn, could reduce a Fund's  distributions paid to shareholders.  Special rules govern the federal  income tax treatment of certain transactions  denominated in terms of a currency  other than the U.S.  dollar or determined  by reference to the value of one or more  currencies  other than the
U.S.  dollar.  The types of transactions  covered by the special rules generally include the following:  (i) the acquisition of, or becoming the obligor under, a bond or other debt  instrument  (including,  to the extent  provided in Treasury
Regulations,  preferred  stock);  (ii) the accruing of certain trade receivables and  payables;  and  (iii)  the  entering  into or  acquisition  of any  forward contract,  futures contract, option and similar financial instruments other than any "regulated  futures contract" or "non-equity  option" marked to market.  The disposition of a currency other than the U.S. dollar by a U.S.  taxpayer is also treated as a transaction subject to the special currency rules. However, foreign
currency-related   regulated  futures  contracts  and  non-equity   options  are
generally  not subject to the special  currency  rules,  if they are or would be treated as sold for their fair  market  value at  year-end  under the marking to market rules applicable to other futures  contracts,  unless an election is made to have such currency rules apply.  With respect to transactions  covered by the special rules,  foreign currency gain or loss is calculated  separately from any gain or loss on the underlying  transaction and is normally  taxable as ordinary gain or loss.  A  taxpayer  may elect to treat as capital  gain or loss  foreign currency gain or loss arising from certain identified forward contracts, futures contracts  and options that are capital  assets in the hands of the taxpayer and which are not part of a straddle.  Certain  transactions  subject to the special currency rules that are part of a "section 988 hedging  transaction" (as defined in the Internal Revenue Code of 1986, as amended (the "Code"),  and the Treasury
Regulations) will be integrated and treated as a single transaction or otherwise treated  consistently  for  purposes  of the Code.  The  income  tax  effects of integrating and treating a transaction as a single  transaction are generally to create a synthetic  debt  instrument  that is subject to the  original  discount provisions.  It is  anticipated  that some of the  non-U.S.  dollar  denominated investments and foreign currency contracts a Fund may make or enter into will be subject to the special currency rules described above.

Futures Contracts
     Each Fund may enter  into  futures  contracts  on  stocks,  stock  indices, interest  rates and foreign  currencies,  and  purchase or sell  options on such futures  contracts.  These  activities  will not be entered into for speculative purposes,  but rather for  hedging  purposes  and to  facilitate  the ability to quickly deploy into the stock market a Fund's positions in cash, short-term debt securities and other money market instruments,  at times when such Fund's assets are not fully  invested in equity  securities.  Such positions will generally be eliminated when it becomes possible to invest in securities that are appropriate for the Fund involved.

     A futures contract is a bilateral  agreement providing for the purchase and sale of a specified type and amount of a financial instrument, or for the making and acceptance of a cash settlement,  at a stated time in the future for a fixed price. By its terms, a futures contract provides for a specified settlement date on which the securities underlying the contract are delivered, or in the case of securities index futures  contracts,  the difference  between the price at which the  contract  was  entered  into and the  contract's  closing  value is settled between the purchaser and seller in cash.  Futures contracts differ from options in that they are  bilateral  agreements,  with both the purchaser and the seller equally  obligated to complete the transaction.  In addition,  futures contracts call for settlement  only on the  expiration  date, and cannot be "exercised" at any other time during their term.

     The purchase or sale of a futures  contract  also differs from the purchase or sale of a security or the purchase of an option in that no purchase  price is paid or received.  Instead, an amount of cash or cash equivalents,  which varies but may be as low as 5% or less of the value of the contract,  must be deposited with the broker as  "initial  margin" as a good faith  deposit.  This  amount is generally  maintained in a segregated account at the custodian bank.  Subsequent payments to and from the broker,  referred to as "variation margin," are made on a daily  basis as the value of the index

                                       8

or instrument  underlying the futures contract  fluctuates,  making positions in the futures  contract more or less valuable,  a process known as "marking to the market."

     Purchases or sales of stock or bond index  futures  contracts  are used for hedging purposes to attempt to protect a Fund's current or intended  investments from broad  fluctuations in stock or bond prices.  For example,  a Fund may sell stock or bond index  futures  contracts  in  anticipation  of or during a market decline  to  attempt  to  offset  the  decrease  in market  value of the  Fund's securities  portfolio that might otherwise result.  If such decline occurs,  the loss in value of portfolio  securities may be offset, in whole or part, by gains on the futures  position.  When a Fund is not fully  invested in the  securities market and anticipates a significant  market  advance,  it may purchase stock or bond index futures contracts in order to gain rapid market exposure that may, in part or  entirely,  offset  increases  in the cost of  securities  that the Fund intends to purchase. As such purchases are made, the corresponding  positions in stock or bond index futures contracts will be closed out.

     Interest rate futures  contracts are purchased or sold for hedging purposes to attempt to protect  against the effects of interest  rate changes on a Fund's current or intended  investments in fixed-income  securities.  For example, if a
Fund owned  long-term  bonds and interest  rates were expected to increase,  the
Fund might sell interest rate futures contracts. Such a sale would have much the same  effect as selling  some of the  long-term  bonds in the Fund's  portfolio.
However,  since the futures market is more liquid than the cash market,  the use of interest  rate futures  contracts as a hedging  technique  allows the Fund to hedge its interest rate risk without having to sell its portfolio securities. If interest rates did increase,  the value of the debt  securities in the portfolio would decline, but the value of the Fund's interest rate futures contracts would be expected to increase at approximately the same rate,  thereby keeping the net asset value of the Fund from  declining as much as it otherwise  would have.  On the other hand,  if interest  rates were  expected  to  decline,  interest  rate futures  contracts  could be purchased as a hedge in  anticipation of subsequent purchases of long-term bonds at higher prices.  Because the  fluctuations in the value of the  interest  rate  futures  contracts  should be  similar to those of long-term  bonds,  the Fund could  protect  itself  against  the  effects of the anticipated  rise in the value of long-term  bonds without  actually buying them until the necessary cash became available or the market had stabilized.  At that time, the interest rate futures  contracts  could be liquidated,  and the Fund's cash reserve could then be used to buy long-term bonds on the cash market.

     Each Fund may purchase  and sell foreign  currency  futures  contracts  for hedging  purposes  to attempt to protect  its  current or  intended  investments denominated in foreign  currencies from fluctuations in currency exchange rates.
Such  fluctuations  could  reduce  the  dollar  value  of  portfolio  securities denominated in foreign currencies,  or increase the cost of  foreign-denominated securities  to be  acquired,  even  if  the  value  of  such  securities  in the currencies  in which  they are  denominated  remains  constant.  A Fund may sell futures contracts on a foreign currency,  for example,  when it holds securities denominated  in such currency and it  anticipates a decline in the value of such currency relative to the dollar. In the event such decline occurs, the resulting adverse effect on the value of foreign-denominated  securities may be offset, in whole or in part, by gains on the futures  contracts.  However,  if the value of the foreign currency  increases  relative to the dollar,  the Fund's loss on the foreign currency futures contract may or may not be offset by an increase in the value of the securities because a decline in the price of the security stated in terms of the foreign  currency  may be greater  than the  increase in value as a result of the change in exchange rates. Conversely, a Fund could protect against a rise in the dollar cost of  foreign-denominated  securities  to be acquired by purchasing  futures contracts on the relevant  currency,  which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying  currencies.  When a Fund  purchases  futures contracts under such circumstances,  however,  and the price of securities to be acquired  instead  declines as a result of appreciation of the dollar,  the Fund will sustain losses on its futures  position which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

     Each Fund may also  purchase  and  write  options  on the types of  futures contracts  in  which  the  Fund may  invest,  and  enter  into  related  closing transactions.  Options on futures  are  similar  to  options on  securities,  as described below, except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract,  rather than to actually purchase or sell the futures contract,  at a specified exercise price at any time during the period of the  option.  In the event that an option written  by the Fund is  exercised,  the Fund will be  subject  to all the risks associated with the trading of futures  contracts,  such as payment of variation margin  deposits.

                                       9

In addition,  the writer of an option on a futures contract,  unlike the holder, is subject to initial and variation margin requirements on the option position.

     At any time prior to the  expiration  of a futures  contract,  a trader may elect to close out its  position by taking an opposite  position on the contract market on which the position was entered into,  subject to the availability of a secondary  market,  which  will  operate  to  terminate  the  initial  position.
Likewise, a position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing  purchase or sale transaction,  subject  to  availability  of a  secondary  market,  which  is the purchase or sale of an option of the same series (i.e.,  the same exercise price and  expiration  date) as the option  previously  purchased  or sold. A Fund may realize a profit or a loss when closing out a futures contract or an option on a futures contract.

     To the extent that interest or exchange rates or securities  prices move in an  unexpected  direction,  a Fund may not achieve the  anticipated  benefits of investing in futures  contracts and options  thereon,  or may realize a loss. To the extent that a Fund  purchases  an option on a futures  contract and fails to exercise  the option prior to the  exercise  date,  it will suffer a loss of the premium paid. Further, the possible lack of a secondary market could prevent the
Fund from closing out its positions relating to futures.

High-Yield, High-Risk Securities
     Delaware  Large Cap Value  Fund may  invest up to 15% of its net  assets in high yield, high risk fixed-income securities.  These securities are rated lower than BBB by Standard & Poor's  Ratings Group ("S&P"),  Baa by Moody's  Investors
Service,  Inc.  ("Moody's") and/or rated similarly by another rating agency, or, if unrated,  are considered by the Manager to be of equivalent quality. The Fund will not invest in securities which are rated lower than C by S&P, Ca by Moody's or similarly by another  rating  agency,  or, if unrated,  are considered by the
Manager to be of a quality that is lower than such ratings.

     Delaware Value Fund will invest in convertible  fixed-income securities for their equity  characteristics  and without respect to investment  ratings.  As a result,  the Fund may hold convertible  fixed-income  securities which are rated below  investment  grade  (i.e.,  rated  below  BBB by  S&P or Baa by  Moody's).
Fixed-income  securities of this type are  considered to be of poor standing and predominantly  speculative.  Such securities are subject to a substantial degree of credit risk.

     See "Appendix A - Description of Ratings" for more rating information.

     In the past,  in the  opinion of the  Manager,  the high  yields from these bonds have more than compensated for their higher default rates. There can be no assurance,  however,  that yields will continue to offset default rates on these bonds in the future.  The Manager intends to maintain an adequately  diversified portfolio of these bonds. While diversification can help to reduce the effect of
an   individual   default  on  the  Fund,   there  can  be  no  assurance   that
diversification  will protect the Fund from  widespread  bond  defaults  brought about by a sustained economic downturn.

     Medium and low-grade  bonds held by the Fund may be issued as a consequence of corporate restructurings,  such as leveraged buy-outs, mergers, acquisitions, debt  recapitalizations  or similar events. Also these bonds are often issued by smaller,  less creditworthy  companies or by highly leveraged  (indebted) firms, which  are  generally  less  able than  more  financially  stable  firms to make scheduled  payments of interest and  principal.  The risks posed by bonds issued under such circumstances are substantial.

     The  economy and  interest  rates may affect  these high  yield,  high risk securities differently than other securities.  Prices have been found to be less sensitive  to interest  rate changes  than higher  rated  investments,  but more sensitive to adverse  economic  changes or  individual  corporate  developments.
Also,  during an economic  downturn  or  substantial  period of rising  interest rates,  highly  leveraged  issuers may experience  financial  stress which would adversely  affect  their  ability  to service  principal  and  interest  payment
obligations,   to  meet  projected  business  goals  and  to  obtain  additional financing. Changes by recognized rating agencies in their rating of any security and in the ability of an issuer to make payments of interest and principal  will also ordinarily  have a more dramatic effect on the values of these  investments than on the values of  higher-rated  securities.  Such changes in value will not affect cash income

                                       10

derived  from these  securities,  unless the  issuers  fail to pay  interest  or dividends  when due.  Such changes  will,  however,  affect the Fund's net asset value per share.

Investment Company Securities
     Any  investments  that  a Fund  makes  in  either  closed-end  or  open-end investment  companies  will be limited by the 1940 Act,  and would  involve  the
Fund's pro rata payment of a portion of the expenses,  including  advisory fees, of such other investment companies.  Under the 1940 Act's current limitations, a
Fund may not (1) own more  than 3% of the  voting  stock of  another  investment company; (2) invest more than 5% of the Fund's total assets in the shares of any one investment company; nor (3) invest more than 10% of a Fund's total assets in shares of other investment  companies.  If a Fund elects to limit its investment in  other  investment  companies  to  closed-end  investment  companies,  the 3%
limitation  described  above is increased to 10%. These  percentage  limitations also apply to a Fund's investments in unregistered  investment companies.  Among investment  companies  in which  Delaware  Value Fund may invest  subject to the above  limitations  are  certain  exchange  traded  investment  companies  which replicate U.S. or foreign stock indices, such as SPDRs or WWEBs.

Money Market Instruments
     Each Fund may invest for defensive  purposes in corporate  government bonds and notes and money market  instruments.  Money market  instruments in which the
Funds may invest include U.S.  government  securities;  certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the U.S. and subsidiaries located in Canada),  domestic
branches  of  foreign  banks,   savings  and  loan   associations   and  similar
institutions;  high grade  commercial  paper;  and  repurchase  agreements  with respect to the foregoing types of instruments.

Options
     Each Fund may write  covered call  options on  individual  issues.  For the option to be considered to be covered,  the Fund writing the option must own the common stock  underlying the option or securities  convertible  into such common stock. In addition, each Fund may write call options on stock indices. Each Fund may also purchase put options on  individual  issues and on stock  indices.  The
Manager  will  employ  these  techniques  in an attempt to protect  appreciation attained,  to offset  capital  losses  and to take  advantage  of the  liquidity available in the option markets.  The ability to hedge effectively using options on  stock  indices  will  depend,  in  part,  on  the  correlation  between  the composition of the index and a Fund's portfolio as well as the price movement of individual  securities.  The Funds do not currently  intend to write or purchase options on stock indices.

     While  there is no limit on the  amount  of a Fund's  assets  which  may be invested in covered call  options,  neither Fund will invest more than 2% of its net assets in put options. The Funds will only use exchange-traded options.

     Covered Call Writing. Each Fund may write covered call options from time to time on such portion of its portfolio,  without limit, as the Manager determines is  appropriate  in seeking to obtain the Fund's  investment  objective.  A call option gives the  purchaser of such option the right to buy, and the writer,  in this case a Fund,  has the  obligation  to sell the  underlying  security at the exercise  price  during the option  period.  The  advantage to a Fund of writing covered  calls is that the Fund  receives  additional  income,  in the form of a premium,  which may offset any  capital  loss or decline in market  value of the security.  However,  if the  security  rises in  value,  the Fund may not  fully participate in the market appreciation.

     During the option  period,  a covered call option writer may be assigned an exercise  notice by the  broker/dealer  through  whom such call  option was sold requiring the writer to deliver the underlying  security  against payment of the exercise price.  This obligation is terminated upon the expiration of the option period or at such  earlier time in which the writer  effects a closing  purchase transaction.  A closing purchase  transaction cannot be effected with respect to an option  once the  option  writer has  received  an  exercise  notice for such option.

     With respect to both options on actual portfolio securities owned by a Fund
and  options  on  stock  indices,   a  Fund  may  enter  into  closing  purchase
transactions.  A  closing  purchase  transaction  is one in  which a Fund,  when

                                       11

obligated as a writer of an option,  terminates  its obligation by purchasing an option of the same series as the option previously written.

     Closing  purchase  transactions  will  ordinarily  be effected to realize a profit on an  outstanding  call option,  to prevent an underlying  security from being called, to permit the sale of the underlying  security or to enable a Fund to write another call option on the underlying  security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original  premium  received  on the call option is more or less than the cost of effecting  the  closing  purchase  transaction.  Any loss  incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying  security.  Such a loss may also be wholly or partially  offset by unrealized  appreciation  in the market value of the  underlying  security.  Conversely,  a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

     If a call option  expires  unexercised,  a Fund will  realize a  short-term capital  gain in the amount of the  premium on the option,  less the  commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund  will  realize a gain or loss  from the sale of the  underlying  security equal to the  difference  between the cost of the underlying  security,  and the proceeds  of the sale of the  security  plus the  amount of the  premium  on the option, less the commission paid.

     The market value of a call option generally reflects the market price of an underlying  security.  Other principal  factors  affecting  market value include supply and  demand,  interest  rates,  the price  volatility  of the  underlying security and the time remaining until the expiration date.

     A Fund will write call  options only on a covered  basis,  which means that the Fund will own the underlying  security subject to a call option at all times during the option period.  Unless a closing purchase  transaction is effected, a
Fund would be required to continue to hold a security  which it might  otherwise wish to sell, or deliver a security it would want to hold.  Options written by a
Fund will  normally have  expiration  dates between one and nine months from the date  written.  The  exercise  price of a call option may be below,  equal to or above the current market value of the underlying security at the time the option is written.

     Purchasing  Call Options.  Delaware Value Fund may purchase call options to enhance income or to hedge its portfolio  securities.  When the Fund purchases a call  option,  in  return  for a premium  paid by the Fund to the  writer of the option, the Fund obtains the right to buy the security  underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option,  who  receives the premium upon writing the option,  has the obligation,  upon  exercise of the option,  to deliver the  underlying  security against payment of the exercise price.  The advantage of purchasing call options is that  the Fund may  alter  portfolio  characteristics  and  modify  portfolio maturities without incurring the cost associated with portfolio transactions.

     Delaware Value Fund may, following the purchase of a call option, liquidate its positions by effecting a closing sale  transaction.  This is accomplished by selling an option of the same  series as the option  previously  purchased.  The
Fund will realize a profit from a closing sale transaction if the price received on the  transaction  is more than the premium paid to purchase the original call option;  the Fund will  realize a loss from a closing  sale  transaction  if the price received on the  transaction is less than the premium paid to purchase the original call option.

     Although  Delaware  Value  Fund will  generally  purchase  only  those call options for which there appears to be an active  secondary  market,  there is no assurance  that a liquid  secondary  market on an  exchange  will  exist for any particular  option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options,  with the result that the Fund would have to  exercise  their  options in order to realize any profit and would incur brokerage  commissions upon the exercise of such options and upon the subsequent disposition of the underlying  securities  acquired through the exercise of such
options.   Further,   unless  the  price  of  the  underlying  security  changes sufficiently,  a call option  purchased by the Fund may expire without any value to the Fund.

                                       12

     Writing Put Options.  A put option written by Delaware Value Fund obligates it to buy the security  underlying  the option at the exercise  price during the option period and the purchaser of the option has the right to sell the security to the Fund.  During the option  period,  the Fund, as writer of the put option, may be assigned an exercise notice by the broker/dealer  through whom the option was sold  requiring  the Fund to make  payment  of the  exercise  price  against delivery of the underlying security.  The obligation  terminates upon expiration of the put option or at such earlier time at which the writer  effects a closing purchase transaction. Delaware Value Fund may write put options only if the Fund will  maintain in a  segregated  account with its  custodian  bank,  cash,  U.S.
government  securities  or other  assets in an amount not less than the exercise price of the option at all times during the option  period.  The amount of cash,
U.S.  government  securities or other assets held in the segregated account will be  adjusted  on a daily  basis to reflect  changes  in the market  value of the securities  covered by the put option written by the Fund.  Consistent  with the limited  purposes for which Delaware Value Fund intends to engage in the writing of put  options,  such put options will  generally  be written in  circumstances where the investment advisor wishes to purchase the underlying  security for the
Fund at a price lower than the current  market  price of the  security.  In such event,  Delaware Value Fund would write a put option at an exercise price which, reduced by the premium  received on the option,  reflects  the lower price it is willing to pay.

     Following  the  writing of a put  option,  Delaware  Value Fund may wish to terminate the obligation to buy the security  underlying the option by effecting a closing purchase transaction.  This is accomplished by buying an option of the same series as the option previously written. The Fund may not, however,  effect such a closing  transaction  after it has been  notified of the  exercise of the option.

     Purchasing  Put  Options.  Delaware  Large Cap Value Fund may invest in put options,  provided  that the Fund may invest no more than 2% of its total assets in the purchase of put options. Delaware Large Cap Value Fund will, at all times during which it holds a put option, own the security covered by such option. The
Fund may  invest  in put  options  to  enhance  income  or hedge  its  portfolio securities.

     Delaware  Large Cap Value Fund may purchase put options in order to protect against a decline  in the  market  value of the  underlying  security  below the exercise  price less the premium paid for the option  ("protective  puts").  The ability to  purchase  put options  will allow the Fund to protect an  unrealized gain in an appreciated  security in its portfolio  without  actually selling the security.  If the security does not drop in value,  the Fund will lose the value of the  premium  paid.  The Fund may sell a put option  which it has  previously purchased prior to the sale of the securities underlying such option. Such sales will result in a net gain or loss  depending  on whether the amount  received on the sale is more or less than the  premium and other  transaction  costs paid on the put option which is sold.

     Delaware Large Cap Value Fund may sell a put option purchased on individual portfolio  securities or stock  indices.  Additionally,  the Fund may enter into closing sale transactions.  A closing sale transaction is one in which the Fund, when it is the holder of an  outstanding  option,  liquidates  its  position  by selling an option of the same series as the option previously purchased.

Options on Stock Indices
     A stock index assigns  relative values to the common stocks included in the index  with the index  fluctuating  with  changes  in the  market  values of the underlying common stock.

     Options  on stock  indices  are  similar  to  options  on  stocks  but have different delivery requirements. Stock options provide the right to take or make delivery of the  underlying  stock at a specified  price.  A stock index  option gives the holder the right to receive a cash "exercise  settlement amount" equal to (i) the amount by which the fixed  exercise  price of the option  exceeds (in the case of a put) or is less than (in the case of a call) the closing  value of the underlying index on the date of exercise,  multiplied by (ii) a fixed "index multiplier."  Receipt of this cash amount will depend upon the closing  level of the stock index upon which the option is based being  greater  than (in the case of a call) or less than (in the case of a put) the exercise price of the option.
The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified  multiple.  The writer of the option is  obligated,  in return for the premium  received,  to make  delivery of this amount.  Gain or loss to a Fund on transactions  in stock index options will depend on price movements in the stock

                                       13

market  generally (or in a particular  industry or segment of the market) rather than price movements of individual securities.

     As with  stock  options,  a Fund may  offset its  position  in stock  index options  prior to  expiration  by  entering  into a  closing  transaction  on an exchange or it may let the option expire unexercised.

     A stock index  fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index such as the
Standard  & Poor's  500 ("S&P  500") or the New York  Stock  Exchange  Composite
Index, or a narrower market index such as the Standard & Poor's 100 ("S&P 100").
Indices are also based on an industry or market segment such as the AMEX Oil and
Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the following  exchanges among others: The Chicago Board
Options Exchange, New York Stock Exchange and American Stock Exchange.

     The effectiveness of purchasing or writing stock index options as a hedging technique  will  depend  upon the extent to which  price  movements  in a Fund's portfolio  correlate with price movements of the stock index  selected.  Because the value of an index option  depends  upon  movements in the level of the index rather than the price of a particular stock,  whether a Fund will realize a gain or loss from the  purchase  or  writing  of  options  on an index  depends  upon movements in the level of stock prices in the stock market  generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock.  Since a Fund's portfolio will not duplicate the components of an index, the correlation will not be exact.  Consequently,  a
Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative  correlation between the index or other securities  underlying the hedging  instrument  and the hedged  securities  which would result in a loss on both such securities and the hedging instrument.  Accordingly, successful use of options on stock  indices  will be subject to the  Manager's  ability to predict correctly  movements  in the  direction  of the stock  market  generally or of a
particular  industry.   This  requires  different  skills  and  techniques  than
predicting changes in the price of individual stocks.

     Positions  in stock  index  options  may be closed out only on an  exchange which  provides a  secondary  market.  There can be no  assurance  that a liquid secondary market will exist for any particular stock index option.  Thus, it may not be  possible  to close  such an  option.  The  inability  to  close  options positions could have an adverse impact on a Fund's ability to effectively  hedge its securities.  A Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

     A Fund will not engage in  transactions  in options  on stock  indices  for speculative  purposes  but only to  protect  appreciation  attained,  to  offset capital  losses and to take  advantage of the liquidity  available in the option markets.

Portfolio Loan Transactions
     Each Fund may loan up to 25% of its assets to qualified  broker/dealers  or institutional  investors for their use relating to short sales or other security transactions.

     It is the  understanding  of the Manager  that the staff of the SEC permits portfolio lending by registered  investment  companies if certain conditions are met.  These  conditions  are as  follows:  1) each  transaction  must  have 100%
collateral  in the form of  cash,  short-term  U.S.  government  securities,  or irrevocable  letters of credit  payable by banks  acceptable  to a Fund involved from the borrower; 2) this collateral must be valued daily and should the market value of the loaned securities  increase,  the borrower must furnish  additional collateral to the Fund involved;  3) the Fund must be able to terminate the loan after notice, at any time; 4) the Fund must receive  reasonable  interest on any loan, and any dividends, interest or other distributions on the lent securities, and any  increase in the market  value of such  securities;  5) the Fund may pay reasonable  custodian fees in connection with the loan; and 6) the voting rights on the  lent  securities  may pass to the  borrower;  however,  if the  Board of
Trustees  of the Trust  knows that a material  event  will  occur  affecting  an investment  loan, they must either terminate the loan in order to vote the proxy or enter  into an  alternative  arrangement  with the  borrower  to  enable  the trustees to vote the proxy.

     The major risk to which a Fund would be  exposed on a loan  transaction  is the risk that the  borrower  would go  bankrupt  at a time when the value of the security goes up.  Therefore,  each Fund will only enter into loan

                                       14

arrangements  after a review of all  pertinent  facts by the Manager,  under the supervision  of the Board of Trustees , including  the  creditworthiness  of the borrowing broker, dealer or institution and then only if the consideration to be received  from such  loans  would  justify  the risk.  Creditworthiness  will be monitored on an ongoing basis by the Manager.

Repurchase Agreements
     In order to  invest  its cash  reserves  or when in a  temporary  defensive
posture,   a  Fund  may  enter  into   repurchase   agreements   with  banks  or
broker/dealers  deemed  to be  creditworthy  by the  Manager,  under  guidelines approved  by the Board of  Trustees.  A  repurchase  agreement  is a  short-term investment in which the purchaser  (e.g., a Fund)  acquires  ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price,  thereby determining the yield during the purchaser's holding period.
Generally,  repurchase  agreements  are of short  duration,  often less than one week,  but on occasion  for longer  periods.  Not more than 10% of the assets of each Fund (except Delaware Value Fund) may be invested in repurchase  agreements of over seven-days' maturity.  Not more than 15% of Delaware Value Fund's assets may be invested in illiquid  assets,  including  repurchase  agreements  of over seven  days'  maturity.  Should  an  issuer of a  repurchase  agreement  fail to repurchase  the  underlying  security,  the loss to a Fund, if any, would be the difference between the repurchase price and the market value of the security.  A
Fund will limit its  investments  in repurchase  agreements,  to those which the
Manager  determines  to  present  minimal  credit  risks  and  which are of high quality.  In addition,  the Fund must have  collateral of 102% of the repurchase price,  including the portion representing a Fund's yield under such agreements, which is monitored on a daily basis.  Such  collateral is held by a custodian in book entry form. Such agreements may be considered loans under the 1940 Act, but the Funds consider repurchase  agreements contracts for the purchase and sale of securities,  and it seeks to  perfect  a  security  interest  in the  collateral securities  so that it has the  right  to keep  and  dispose  of the  underlying collateral in the event of a default.

     The funds in the Delaware Investments family (each a "Delaware  Investments
Fund" and  collectively,  the  "Delaware  Investments  Funds") have  obtained an exemption (the "Order") from the joint-transaction prohibitions of Section 17(d)
of the 1940 Act to allow  Delaware  Investments  Funds  jointly  to invest  cash balances.  Each Fund may invest cash balances in a joint repurchase agreement in accordance  with the terms of the Order and subject  generally to the conditions described above.

Rule 144A Securities
     Each  Fund may  invest in  restricted  securities,  including  unregistered securities eligible for resale without registration pursuant to Rule 144A ("Rule
144A Securities")  under the 1933 Act. Rule 144A Securities may be freely traded among qualified institutional investors without registration under the 1933 Act.

     Investing in Rule 144A  Securities  could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified  institutional buyers become,  for a time,  uninterested  in purchasing  these  securities.  After the purchase of a Rule 144A Security, however, the Board of Trustees and the Manager will  continue to monitor the liquidity of that security to ensure that Delaware
Value Fund has no more than 15%, of its net assets in illiquid securities.

     While maintaining oversight, the Trust's Board of Trustees has delegated to the Manager the  day-to-day  function of  determining  whether or not individual
Rule  144A  Securities  are  liquid  for  purposes  of a  Fund's  limitation  on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security:  (i)
the  frequency of trades and trading  volume for the  security;  (ii) whether at least three  dealers are willing to purchase or sell the security and the number of potential purchasers;  (iii) whether at least two dealers are making a market in the  security;  and (iv) the  nature of the  security  and the  nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of  soliciting  offers,  and the mechanics of transfer and whether a security is listed on an electronic network for trading the security).

     If the Manager  determines  that a Rule 144A Security  that was  previously determined to be liquid is no longer liquid and, as a result,  a Fund's holdings
of  illiquid   securities  exceed  the  Fund's  limit  on  investments  in  such securities,  the Manager will  determine  what action to take to ensure that the
Fund continues to adhere to such limitation.

                                       15

Short Sales
     Delaware  Value Fund may make short sales in an attempt to protect  against market declines. Typically, short sales are transactions in which the Fund sells a security it does not own in  anticipation  of a decline in the market value of that  security.  The Fund may  borrow the  security  sold short in order to make delivery on the sale.  At the time a short sale is effected,  the Fund incurs an obligation to replace the security  borrowed at whatever its price may be at the time the Fund purchases it for redelivery to the lender.  The price at such time may be more or less than the price at which the  security  was sold by the Fund.
When a short sale  transaction is closed out by redelivery of the security,  any gain or loss on the  transaction  is generally  taxable as capital gain or loss.
Until the  security  is  replaced,  the Fund is  required  to pay to the  lender amounts equal to any dividends or interest which accrue during the period of the loan.  To borrow the  security,  the Fund also may be required to pay a premium, which would  increase the cost of the security  sold.  The proceeds of the short sale will be  retained  by the broker,  to the extent  necessary  to meet margin requirements, until the short position is closed out.

     While the short  position  is open and until the Fund  replaces  a borrowed security in connection  with a short sale, the Fund will be required to maintain daily a segregated  account,  containing  cash or  securities,  marked to market daily,  at such a level that (i) the amount  deposited  in the account  plus the amount  deposited with the broker as collateral will at all times be equal to at least 100% of the current value of the security sold short,  and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short.

     The Fund will  incur a loss as a result of a short sale if the price of the security sold short increases between the date of the short sale and the date on which the Fund replaces the borrowed security; conversely, the Fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash  purchase of a long  position in a security.  The amount of any gain will be decreased,  and the amount of any loss increased,  by the amount of any premium or amounts in lieu of interest the Fund may be required to pay in connection with a short sale.

     In  addition  to the short sales  discussed  above,  the Fund also may make short sales  "against  the box," a  transaction  in which the Fund enters into a short sale of a security which the Fund owns. The proceeds of the short sale are held by a broker until the settlement  date, at which time the Fund delivers the security to close the short  position.  The Fund  receives the net proceeds from the short sale.  Because the Fund already owns the security,  it is not required to segregate  cash and/or  securities,  although it is required to segregate the security in the amount sold short against the box.

     The  ability of the Fund to effect  short  sales may be limited  because of certain requirements the Fund must satisfy to maintain its status as a regulated investment company.

Unseasoned Companies
     Delaware  Value Fund may invest in relatively  new or unseasoned  companies which are in their early stages of development, or small companies positioned in new and emerging  industries  where the opportunity for rapid growth is expected to be above average.  Securities of unseasoned  companies  present greater risks than securities of larger, more established companies.  The companies in which a
Fund may invest may have relatively  small revenues,  limited product lines, and may have a small  share of the  market for their  products  or  services.  Small companies  may  lack  depth of  management,  they may be  unable  to  internally generate funds necessary for growth or potential development or to generate such funds through  external  financing or favorable terms, or they may be developing or marketing new products or services for which markets are not yet  established and may never become established.  Due these and other factors,  small companies may  suffer  significant  losses  as well as  realize  substantial  growth,  and investments in such companies tend to be volatile and are therefore speculative.

Warrants
     Each Fund may purchase  warrants and similar  rights,  which are privileges issued by  corporations  enabling  the  owners to  subscribe  to and  purchase a specified  number of shares of the  corporation  at a specified  price  during a specified period of time. The purchase of warrants involves the risk that a Fund could  lose the  purchase  value of a

                                       16

warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration.  Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription  price of the related security may exceed the value of the subscribed  security's market price such as when there is no movement in the level of the underlying security.

When-Issued and Delayed Delivery Securities
     The Delaware Value Fund may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are purchased with payment and delivery  taking place in the future in order to secure what is considered to be an advantageous  yield or price at the time of the transaction.  Delivery of and payment for these  securities may take as long as a month or more after the date of the purchase  commitment.  Each Fund will  designate  cash or  securities  in amounts  sufficient  to cover its  obligations,  and will  value the  designated assets  daily.  The  payment  obligation  and the  interest  rates  that will be received  are each fixed at the time a Fund  enters into the  commitment  and no interest  accrues to such Fund until  settlement.  Thus, it is possible that the market  value  at the  time of  settlement  could be  higher  or lower  than the purchase  price if the general  level of  interest  rates has  changed.  It is a current policy of each Fund not to enter into when-issued  commitments exceeding in  the  aggregate  15%  of the  market  value  of the  its  total  assets  less liabilities other than the obligations created by these commitments.

                  DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

     Each Fund has adopted a policy generally  prohibiting  providing  portfolio holdings information to any person until after thirty calendar days have passed.
We post a list of each Fund's portfolio holdings monthly, with a thirty day lag, on the Funds' Web site,  www.delawareinvestments.com.  In addition, on a ten day lag, we also make  available a month-end  summary  listing of the number of each
Fund's  securities,  country and asset  allocations,  and top ten securities and sectors by percentage of holdings for each Fund.  This  information is available publicly to any and all shareholders  free of charge once posted on the Web site by calling 1-800-523-1918.

     Other entities,  including  institutional investors and intermediaries that distribute  the Funds'  shares,  are  generally  treated  similarly  and are not provided  with  the  Funds'  portfolio  holdings  in  advance  of when  they are generally available to the public.

     Third-party  service  providers  and  affiliated  persons  of the Funds are provided  with the Funds'  portfolio  holdings  only to the extent  necessary to perform services under agreements  relating to the Funds. In accordance with the policy,  third-party service providers who receive non-public portfolio holdings information on an ongoing basis are as follows:  the Manager's  affiliates,  the
Funds' independent registered public accounting firm, the Funds' custodian,  the
Funds' legal counsel,  the Funds' financial  printer and the Funds' proxy voting service (Institutional  Shareholder  Services).  These entities are obligated to keep such information confidential.

     Third-party  rating and  ranking  organizations  and  consultants  who have signed  agreements  ("Non-Disclosure  Agreements") with the Funds or the Manager may receive portfolio holdings information more quickly than the thirty day lag.
The  Non-Disclosure  Agreements  require  that  the  receiving  entity  hold the information in the strictest  confidence and prohibit the receiving  entity from disclosing the information or trading on the information  (either in Fund shares or in shares of the Funds'  portfolio  securities).  In addition,  the receiving party must agree to provide  copies of any research or reports  generated  using the portfolio  holdings  information  in order to allow for monitoring of use of the information.  Neither the Funds,  the Manager nor any affiliate  receive any compensation or consideration with respect to these agreements.

     To protect the  shareholders'  interest and to avoid conflicts of interest,
Non-Disclosure  Agreements  must be approved by a member of the Manager's  Legal
Department  and  Compliance  Department  and  any  deviation  in the  use of the portfolio  holdings  information  by the  receiving  party must be  approved  in writing by the Funds' Chief Compliance Officer prior to such use.

                                       17

     The Funds' Board of Trustees will be notified of any substantial  change to the foregoing  procedures.  The Board of Trustees also receives an annual report from the Trust's Chief Compliance Officer which,  among other things,  addresses the operation of the Funds'  procedures  concerning  the disclosure of portfolio holdings information.

                                       18

                             MANAGEMENT OF THE TRUST

OFFICERS AND TRUSTEES
     The  business and affairs of the Trust are managed  under the  direction of its Board of Trustees. Certain officers and Trustees of the Trust hold identical positions in each of the other Delaware Investments Funds. As of March 20, 2006, the Trust's  officers and Trustees owned less than 1% of the outstanding  shares of each Class of each Fund.  The Trust's  Trustees  and  principal  officers are noted below  along with their ages and their  business  experience  for the past five years.  The Trustees  serve for indefinite  terms until their  resignation, death or removal.

-------------------------------------------------------------------------------------------------------------------
                                                                                Number of
                                                                              Portfolios in           Other
                                                                               Fund Complex       Directorships
                  Position(s)                                                  Overseen by       Held by Trustee/
Name, Address      Held with     Length of Time    Principal Occupation(s)  Trustee/ Director      Director or
and Birthdate      the Trust        Served          During Past 5 Years         or Officer           Officer
---------------- -------------- ---------------- -------------------------- ------------------- -------------------
-------------------------------------------------------------------------------------------------------------------
Interested Trustees
-------------------------------------------------------------------------------------------------------------------
---------------- -------------- ---------------- -------------------------- ------------------- -------------------
Jude T.            Chairman,       5 Years -      Mr. Driscoll has served           87                 None
Driscoll(2)       President,       Executive       in various executive
2005 Market          Chief          Officer       capacities at different
Street             Executive                         times at Delaware
Philadelphia,     Officer and      2 Years -          Investments(1)
PA 19103            Trustee         Trustee

March 10, 1963
---------------- -------------- ---------------- -------------------------- ------------------- -------------------
Independent Trustees
---------------- -------------- ---------------- -------------------------- ------------------- -------------------
Thomas L.           Trustee       Since March       Private Investor -              87                 None
Bennett                            23, 2005       (March 2004 - Present)
2005 Market
Street                                             Investment Manager -
Philadelphia,                                      Morgan Stanley & Co.
PA 19103                                           (January 1984 - March
                                                           2004)
October 4, 1947
---------------- -------------- ---------------- -------------------------- ------------------- -------------------
John A. Fry         Trustee         4 Years             President -                 87              Director -
2005 Market                                         Franklin & Marshall                          Community Health
Street                                                    College                                    Systems
Philadelphia,                                      (June 2002 - Present)
PA 19103                                                                                        Director - Allied
                                                 Executive Vice President                        Burton Security
May 28, 1960                                          - University of                                Holdings
                                                       Pennsylvania
                                                 (April 1995 - June 2002)

---------------- -------------- ---------------- -------------------------- ------------------- -------------------
Anthony D.          Trustee        12 Years          Founder/Managing               87                 None
Knerr                                            Director - Anthony Knerr
2005 Market                                       & Associates (Strategic
Street                                                  Consulting)
Philadelphia,                                        (1990 - Present)
PA 19103

December 7,
1938

---------------- -------------- ---------------- -------------------------- ------------------- -------------------
Lucinda S.          Trustee       Since March    Chief Investment Officer           87                 None
Landreth                           23, 2005                  -
2005 Market                                           Assurant, Inc.
Street                                                  (Insurance)
Philadelphia,                                          (2002 - 2004)
PA 19103

June 24, 1947
---------------- -------------- ---------------- -------------------------- ------------------- -------------------
Ann R. Leven        Trustee        16 Years       Consultant -- National            87             Director and
2005 Market                                           Gallery of Art                             Audit Committee
Street                                                 (1994 - 1999)                              Chairperson -
Philadelphia,                                                                                      Andy Warhol
PA 19103                                                                                            Foundation

November 1,                                                                                        Director and
1940                                                                                             Audit Committee
                                                                                                     Member -
                                                                                                  Systemax Inc.

                                       19

---------------- -------------- ---------------- -------------------------- ------------------- -------------------
Thomas F.           Trustee        11 Years           President/Chief               87              Director -
Madison                                           Executive Officer - MLM                         Banner Health
2005 Market                                           Partners, Inc.
Street                                                (Small Business                               Director -
Philadelphia,                                     Investing & Consulting)                          Center Point
PA 19103                                         (January 1993 - Present)                             Energy

February 25,                                                                                       Director and
1936                                                                                             Audit Committee
                                                                                                     Member -
                                                                                                Digital River Inc.

                                                                                                   Director and
                                                                                                 Audit Committee
                                                                                                     Member -
                                                                                                      Rimage
                                                                                                   Corporation

                                                                                                    Director -
                                                                                                     Valmont
                                                                                                 Industries, Inc.

---------------- -------------- ---------------- -------------------------- ------------------- -------------------
Janet L.            Trustee         6 Years           Vice President                87                 None
Yeomans                                          (January 2003 - Present)
2005 Market                                            and Treasurer
Street                                           (January 2006 - Present)
Philadelphia,
PA 19103                                           Ms. Yeomans has held
                                                    various management
July 31, 1948                                         positions at 3M
                                                  Corporation since 1983.

---------------- -------------- ---------------- -------------------------- ------------------- -------------------
J. Richard          Trustee       Since March            Founder -                  87             Director and
Zecher                             23, 2005         Investor Analytics                           Audit Committee
2005 Market                                          (Risk Management)                               Member -
Street                                             (May 1999 - Present)                         Investor Analytics
Philadelphia,
PA 19103                                                                                           Director and
                                                                                                 Audit Committee
July 3, 1940                                                                                         Member -
                                                                                                  Oxigene, Inc.

                                                                                                    Director -
                                                                                                   Sutton Asset
                                                                                                    Management
---------------- -------------- ---------------- -------------------------- ------------------- -------------------

                                       20

---------------- -------------- ---------------- -------------------------- ------------------- -------------------
                                                                                Number of
                                                                              Portfolios in           Other
                                                                               Fund Complex       Directorships
                  Position(s)                                                  Overseen by       Held by Trustee/
Name, Address      Held with     Length of Time    Principal Occupation(s)  Trustee/ Director      Director or
and Birthdate      the Trust        Served          During Past 5 Years         or Officer           Officer
---------------- -------------- ---------------- -------------------------- ------------------- -------------------
-------------------------------------------------------------------------------------------------------------------
Officers
-------------------------------------------------------------------------------------------------------------------
---------------- -------------- ---------------- -------------------------- ------------------- -------------------
Michael P.        Senior Vice        Chief       Mr. Bishof has served in           87               None(3)
Bishof             President       Financial         various executive
2005 Market        and Chief     Officer since    capacities at different
Street             Financial     February 17,        times at Delaware
Philadelphia,       Officer          2005               Investments
PA 19103

August 18, 1962

---------------- -------------- ---------------- -------------------------- ------------------- -------------------
David F. Connor      Vice       Vice President   Mr. Connor has served as           87               None(3)
2005 Market       President/         since          Vice President and
Street              Deputy       September 21,    Deputy General Counsel
Philadelphia,       General        2000 and       at Delaware Investments
PA 19103            Counsel/       Secretary            since 2000
                   Secretary     since October
December 2,                        25, 2005
1963

---------------- -------------- ---------------- -------------------------- ------------------- -------------------
David P.          Senior Vice     Senior Vice     Mr. O'Connor has served           87               None(3)
O'Connor           President/     President,     in various executive and
2005 Market      General Counsel/  General         legal capacities at
Street             Chief Legal    Counsel and       different times at
Philadelphia,       Officer       Chief Legal      Delaware Investments
PA 19103                         Officer since
                                  October 25,
February 21,                         2005
1966
---------------- -------------- ---------------- -------------------------- ------------------- -------------------
John J.           Senior Vice      Treasurer      Mr. O'Connor has served           87               None(3)
O'Connor           President    since February     in various executive
2005 Market      and Treasurer     17, 2005       capacities at different
Street                                               times at Delaware
Philadelphia,                                           Investments
PA 19103

June 16, 1957

---------------- -------------- ---------------- -------------------------- ------------------- -------------------

(1)  Delaware   Investments  is  the  marketing  name  for  Delaware  Management
     Holdings,  Inc.  and  its  subsidiaries,  including  the  Trust's  Manager, principal underwriter and transfer agent.

(2)  Mr. Driscoll is considered to be an "Interested  Trustee"  because he is an executive  officer of the Trust's  Manager and principal  underwriter.

(3)  Messrs.  Bishof,  Connor, David P. O'Connor and John J. O'Connor also serve in similar  capacities  for the six  portfolios  of the Optimum Fund Trust, which have the same Manager,  principal  underwriter  and transfer agent as the Trust.  Mr.  John J.  O'Connor  also serves in a similar  capacity  for
     Lincoln Variable  Insurance  Products Trust,  which has the same Manager as the Trust.
--------------------------------------------------------------------------------

     The following is additional information regarding investment  professionals affiliated with the Trust.

--------------- ----------------------------- --------------------- ----------------------------------------
Name, Address    Position(s) Held with the       Length of Time      Principal Occupation(s) During Past 5
and Birthdate              Trust                     Served                          Years
--------------- ----------------------------- --------------------- ----------------------------------------
Jordan L.          Vice President/Senior            One year            Vice President/Senior Portfolio
Irving               Portfolio Manager                                             Manager -
2005 Market                                                         Delaware Investment Advisers (a series
Street                                                              of Delaware Management Business Trust)
Philadelphia.                                                               (March 2004 - Present)
PA 19103
                                                                      Vice President/Portfolio Manager -
December 25,                                                           Merrill Lynch Investment Managers
1973                                                                     (February 1998 - March 2004)

                                       21

--------------- ----------------------------- --------------------- ----------------------------------------
Anthony A.         Vice President/Senior            One year            Vice President/Senior Portfolio
Lombardi             Portfolio Manager                                             Manager -
2005 Market                                                         Delaware Investment Advisers (a series
Street                                                              of Delaware Management Business Trust)
Philadelphia.                                                               (March 2004 - Present)
PA 19103
                                                                      Vice President/Portfolio Manager -
October 6,                                                             Merrill Lynch Investment Managers
1965                                                                      (February 1998- March 2004)

--------------- ----------------------------- --------------------- ----------------------------------------
D. Tysen                Senior Vice                 One year        Senior Vice President/Senior Portfolio
Nutt, Jr.        President/Senior Portfolio                          Manager/Team Leader - Large-Cap Value
2005 Market               Manager                                               Focus Equity -
Street                                                              Delaware Investment Advisers (a series
Philadelphia,                                                       of Delaware Management Business Trust)
PA 19103                                                                    (March 2004 - Present)

January 27,                                                           Vice President/Portfolio Manager -
1952                                                                   Merrill Lynch Investment Managers
                                                                         (February 1998 - March 2004)

--------------- ----------------------------- --------------------- ----------------------------------------
Robert A.          Vice President/Senior            One year            Vice President/Senior Portfolio
Vogel, Jr.           Portfolio Manager                                             Manager -
2005 Market                                                         Delaware Investment Advisers (a series
Street                                                              of Delaware Management Business Trust)
Philadelphia.                                                               (March 2004 - Present)
PA 19103
                                                                      Vice President/Portfolio Manager -
February 22,                                                           Merrill Lynch Investment Managers
1969                                                                     (February 1997 - March 2004)
--------------- ----------------------------- --------------------- ----------------------------------------

                                       22

     The following  table shows each Trustee's  ownership of shares of the Funds and of all Delaware  Investments Funds as of December 31, 2005, unless otherwise noted.

--------------------- -------------------------- ----------------------------------------------
                                                  Aggregate Dollar Range of Equity Securities
                                                    in All Registered Investment Companies
                       Dollar Range of Equity     Overseen by Trustee in Family of Investment
Name                  Securities in the Funds                      Companies
--------------------- -------------------------- ----------------------------------------------
Jude T. Driscoll         Large Cap Value Fund -                   Over $100,000
                           $50,001 - $100,000
                              Value Fund -
                            $10,001 - $50,000
--------------------- -------------------------- ----------------------------------------------
Thomas L. Bennett                 None                                 None
--------------------- -------------------------- ----------------------------------------------
John A. Fry(1)                    None                            Over $100,000
--------------------- -------------------------- ----------------------------------------------
Anthony D. Knerr                  None                          $10,001 - $50,000
--------------------- -------------------------- ----------------------------------------------
Lucinda S. Landreth               None                           $10,001-$50,000
--------------------- -------------------------- ----------------------------------------------
Ann R. Leven              Large Cap Value Fund                    Over $100,000
                           $50,001 - $100,000
--------------------- -------------------------- ----------------------------------------------
Thomas F. Madison         Large Cap Value Fund                  $10,001 - $50,000
                              $1 - $10,000
--------------------- -------------------------- ----------------------------------------------
Janet L. Yeomans               Value Fund                       $50,001 - $100,000
                             $10,001-$50,000
--------------------- -------------------------- ----------------------------------------------
J. Richard Zecher                 None                           $10,001-$50,000
--------------------- -------------------------- ----------------------------------------------

1 As of December 31, 2005, John A. Fry held assets in a 529 Plan account.  Under the terms of the Plan, a portion of the assets held in the Plan may be invested in the Funds.  Mr. Fry held no shares if the Funds outside of the Plan as of December 31, 2005.

     The following  table describes the aggregate  compensation  received by the
Trustees  from the Trust and the total  compensation  received from all Delaware
Investments  Funds for which he or she serves as a Trustee or  Director  for the fiscal year ended  November  30,  2005 and an estimate of annual  benefits to be
received  upon  retirement   under  the  Delaware  Group   Retirement  Plan  for
Trustees/Director  as of November 30,  2005.  Only the Trustees of the Trust who
are not  "interested  persons"  as  defined  by the 1940  Act (the  "Independent
Trustees") receive compensation from the Funds.

------------------------- ------------------ --------------------- ----------------------- ---------------------
                                                                                            Total Compensation
                                                  Pension or                               from the Investment
                              Aggregate      Retirement Benefits      Estimated Annual         Companies in
                            Compensation      Accrued as Part of       Benefits Upon             Delaware
Trustee(1,2)               from the Trust       Fund Expenses            Retirement           Investments(3)
------------------------- ------------------ --------------------- ----------------------- ---------------------
Walter P. Babich               $4,326                None                 $80,000                $51,667
------------------------- ------------------ --------------------- ----------------------- ---------------------
Thomas L. Bennett              $5,828                None                 $80,000                $80,000
------------------------- ------------------ --------------------- ----------------------- ---------------------
John H. Durham                 $2,964                None                 $80,000                $35,033
------------------------- ------------------ --------------------- ----------------------- ---------------------
John A. Fry(4)                 $10,333               None                 $80,000                $121,544
------------------------- ------------------ --------------------- ----------------------- ---------------------
Anthony D. Knerr               $10,759               None                 $80,000                $139,525
------------------------- ------------------ --------------------- ----------------------- ---------------------
Lucinda S. Landreth            $6,177                None                 $80,000                $85,200
------------------------- ------------------ --------------------- ----------------------- ---------------------
Ann R. Leven                   $11,662               None                 $80,000                $152,567
------------------------- ------------------ --------------------- ----------------------- ---------------------
Thomas F. Madison              $10,689               None                 $80,000                $139,167
------------------------- ------------------ --------------------- ----------------------- ---------------------
Janet L. Yeomans               $10,092               None                 $80,000                $130,833
------------------------- ------------------ --------------------- ----------------------- ---------------------
J. Richard Zecher              $5,828                None                 $80,000                $80,000
----------------------------------------------------------------------------------------------------------------

                                       23

________________________________________________________________________________

(1)  Under  the  terms  of  the  Delaware   Investments   Retirement   Plan  for
     Trustees/Directors, each disinterested Trustee/Director who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five  continuous  years,  is  entitled to receive payments from each investment  company in the Delaware  Investments  family for which he or she serves as  Trustee/Director  for a period  equal to the lesser of the number of years that such person served as a Trustee/Director or the remainder of such person's life. The amount of such payments will be equal,  on an annual  basis,  to the amount of the annual  retainer that is paid to  Trustees/Directors  of each investment company at the time of such person's retirement. If an eligible Trustee/Director retired as of November
     30,  2005,  he or she would be entitled  to annual  payments  totaling  the amounts noted above, in the aggregate, from all of the investment companies in  the  Delaware  Investments  family  for  which  he or she  serves  as a
     Trustee/Director,  based  on the  number  of  investment  companies  in the
     Delaware  Investments family as of that date.

(2)  Walter P.  Babich and John H.  Durham  retired  from the  Trust's  Board of
     Trustees  and  each  of  the  32  investment   companies  in  the  Delaware
     Investments  family  on March  22,  2005.  Thomas L.  Bennett,  Lucinda  S.
     Landreth and J. Richard  Zecher joined the Board of  Trustees/Directors  of the 32 investment companies in the Delaware Investments family on March 23,
     2005.

(3)  Each  Independent   Trustee/Director  currently  receives  a  total  annual
     retainer  fee of $80,000  for  serving as a  Trustee/  Director  for all 32 investment  companies in the Delaware  Investments  family, plus $5,000 for each Board Meeting attended. The following compensation is in the aggregate from  all  investment  companies  in the  complex.  Members  of  the  Audit
     Committee  receive  additional  compensation  of $2,500  for each  meeting.
     Members of the Nominating  Committee  receive  additional  compensation  of
     $1,700 for each meeting.  In addition,  the  chairpersons  of the Audit and
     Nominating  Committees  each  receive an annual  retainer of  $15,000.  The
     Lead/Coordinating   Trustee/Director  of  the  Delaware  Investments  Funds
     receives an additional retainer of $35,000.

(4)  In addition to this compensation, for the 12-month period ended on November
     30, 2005, Mr. Fry received $14,189 in professional  fees from the Trust for services provided to the Trust's Board.

     The Board of Trustees has the following committees:

     Audit Committee: This committee monitors accounting and financial reporting policies and practices,  and internal  controls for the Trust.  It also oversees the  quality  and  objectivity  of the  Trust's  financial  statements  and  the independent audit thereof, and acts as a liaison between the Trust's independent registered  public  accounting firm and the full Board of Trustees.  The Trust's
Audit Committee consists of the following four Independent  Trustees:  Thomas F.
Madison, Chairman; Thomas L. Bennett; Jan L. Yeomans; and J. Richard Zecher. The
Audit Committee held four meetings during the Trust's last fiscal year.

     Nominating and Corporate  Governance  Committee:  This committee recommends
Board  members,  fills  vacancies  and  considers  the  qualifications  of Board members.  The  committee  also  monitors  the  performance  of  counsel  for the
Independent  Trustees.  The committee will consider shareholder  recommendations for  nomination  to the  Board of  Trustees  only in the event  that  there is a vacancy  on the  Board.  Shareholders  who wish to  submit  recommendations  for nominations to the Board to fill a vacancy must submit their  recommendations in writing to the  Nominating  and  Corporate  Governance  Committee,  c/o Delaware
Investments  Funds at 2005  Market  Street,  Philadelphia,  Pennsylvania  19103.
Shareholders  should  include  appropriate  information  on the  background  and qualifications  of any  person  recommended  (e.g.,  a  resume),  as well as the candidate's  contact  information  and a written  consent from the  candidate to serve if nominated and elected.  Shareholder  recommendations for nominations to the Board will be accepted on an ongoing basis and such  recommendations will be kept on file  for  consideration  when  there is a  vacancy  on the  Board.  The committee  consists of the following  four  Independent  Trustees:  John A. Fry,
Chairman;  Anthony D. Knerr; Lucinda S. Landreth; and Ann R. Leven (ex-officio).
The committee held five meetings during the Trust's last fiscal year.

     Independent  Trustee  Committee:  This committee develops and recommends to the Board a set of corporate  governance  principles and oversees the evaluation of the Board,  its committees and its activities.  The committee is comprised of all of the Trust's Independent Trustees.  The Independent Trustee Committee held five meetings during the Trust's last fiscal year.

                                       24

Code of Ethics
     The Trust, the Manager, the Distributor and Lincoln Financial Distributors,
Inc. (the Funds' financial intermediary wholesaler) have adopted Codes of Ethics in  compliance  with the  requirements  of Rule 17j-1 under the 1940 Act,  which govern  personal  securities  transactions.  Under the Codes of Ethics,  persons
subject  to  the  Codes  are   permitted   to  engage  in  personal   securities
transactions,  including  securities that may be purchased or held by the Funds, subject  to the  requirements  set  forth in Rule  17j-1  under the 1940 Act and certain other  procedures set forth in the applicable Code of Ethics.  The Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting Policy
     The Trust has  formally  delegated  to the Manager the  responsibility  for making all proxy voting  decisions in relation to portfolio  securities  held by the Funds.  If and when  proxies  need to be voted on behalf of the  Funds,  the
Manager  will vote  such  proxies  pursuant  to its Proxy  Voting  Policies  and
Procedures  (the  "Procedures").  The Manager  has  established  a Proxy  Voting
Committee (the  "Committee")  which is responsible  for overseeing the Manager's proxy  voting  process for the Funds.  One of the main  responsibilities  of the
Committee is to review and approve the  Procedures to ensure that the Procedures are  designed to allow the Manager to vote proxies in a manner  consistent  with the goal of voting in the best interests of the Funds.

     In order to facilitate  the actual process of voting  proxies,  the Manager has contracted with Institutional  Shareholder Services ("ISS") to analyze proxy statements on behalf of the Funds and vote proxies  generally in accordance with the Procedures.  The Committee is responsible for overseeing  ISS's proxy voting activities. If a proxy has been voted for the Funds, ISS will create a record of the vote. Information, if any, regarding how the Funds voted proxies relating to portfolio  securities  during the most recent  12-month  period ended June 30 is
available    without   charge:    (i)   through   the   Funds'   Web   site   at
www.delawareinvestments.com; and (ii) on the SEC's Web site at www.sec.gov.

     The Procedures contain a general guideline that  recommendations of company management  on an issue  (particularly  routine  issues)  should be given a fair amount of weight in determining how proxy issues should be voted.  However,  the
Manager will normally vote against management's position when it runs counter to its specific Proxy Voting  Guidelines (the  "Guidelines"),  and the Manager will also  vote  against  management's  recommendation  when it  believes  that  such position is not in the best interests of the Funds.

     As stated above,  the  Procedures  also list specific  Guidelines on how to vote  proxies on behalf of the Funds.  Some  examples of the  Guidelines  are as follows: (i) generally vote for shareholder  proposals asking that a majority or more of directors  be  independent;  (ii)  generally  vote against  proposals to
require  a  supermajority   shareholder   vote;   (iii)  votes  on  mergers  and
acquisitions should be considered on a case-by-case  basis,  determining whether
the  transaction   enhances  shareholder  value;  (iv)  generally  vote  against proposals to create a new class of common stock with superior voting rights; (v)
generally vote  re-incorporation  proposals on a case-by-case  basis; (vi) votes with respect to management  compensation  plans are determined on a case-by-case basis;  and (vii)  generally  vote for  reports on the level of  greenhouse  gas emissions from the company's operations and products.

     Because the Trust has delegated  proxy voting to the Manager,  the Trust is not expected to encounter any conflict of interest issues regarding proxy voting and therefore  does not have  procedures  regarding  this matter.  However,  the
Manager does have a section in its Procedures  that addresses the possibility of conflicts of interest.  Most proxies that the Manager  receives on behalf of the
Funds are voted by ISS in accordance  with the  Procedures.  Because  almost all
Fund  proxies are voted by ISS  pursuant to the  pre-determined  Procedures,  it normally will not be necessary  for the Manager to make an actual  determination of how to vote a particular  proxy,  thereby  largely  eliminating  conflicts of interest for the Manager  during the proxy voting  process.  In the very limited instances  where the  Manager is  considering  voting a proxy  contrary to ISS's recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Manager or affiliated persons of the
Manager.  If a member of the  Committee  has actual  knowledge  of a conflict of interest,  the Committee will normally use another independent third party to do
additional   research  on  the  particular  proxy  issue  in  order  to  make  a recommendation  to the Committee on how to vote the proxy in the best  interests of the Funds.  The  Committee  will then review the proxy voting  materials  and recommendation  provided by ISS and the independent third party to determine how to vote the issue in a manner which the Committee  believes is  consistent  with the Procedures and in the best interests of the Funds.

                                       25

                 INVESTMENT ADVISOR AND OTHER SERVICE PROVIDERS

Investment Advisor
     The Manager,  located at 2005 Market Street,  Philadelphia,  PA 19103-7094,
furnishes   investment   management  services  to  the  Funds,  subject  to  the
supervision  and  direction of the Trust's  Board of Trustees.  The Manager also provides investment management services to all of the other Delaware Investments
Funds.  Affiliates of the Manager also manage other investment  accounts.  While investment  decisions  for the Funds are made  independently  from  those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment  decisions for the Funds. The Manager pays the salaries of all Trustees,  officers and  employees  who are  affiliated with both the Manager and the Trust.

     The Manager and its predecessors  have been managing  Delaware  Investments
Funds since 1938. As of December 31, 2005, the Manager and its affiliates within
Delaware Investments were managing in the aggregate in excess of $110 billion in assets in various  institutional or separately  managed,  investment company and insurance  accounts.  The  Manager is a series of Delaware  Management  Business
Trust, which is an indirect  subsidiary of Delaware  Management  Holdings,  Inc.
("DMH"). DMH is an indirect subsidiary,  and subject to the ultimate control, of
Lincoln  National  Corporation   ("Lincoln").   Lincoln,  with  headquarters  in
Philadelphia,  Pennsylvania,  is a diversified  organization  with operations in many  aspects  of the  financial  services  industry,  including  insurance  and investment  management.  Delaware  Investments is the marketing name for DMH and its subsidiaries.  The Manager and its affiliates own the name "Delaware Group."
Under certain  circumstances,  including the termination of the Trust's advisory relationship  with  the  Manager  or  its  distribution  relationship  with  the
Distributor,  the Manager and its affiliates could cause the Trust to delete the words "Delaware Group" from its name.

     The  Investment  Management  Agreement (the  "Agreement")  for the Funds is
dated  November  23, 1999 and was  approved by the initial  shareholder  on that date. The Agreement had an initial term of two years and may be further  renewed each year only so long as such renewal and continuance are specifically approved at least  annually  by the Board of  Trustees  or by vote of a  majority  of the outstanding  voting  securities  of each  Fund,  and only if the  terms  and the renewal  thereof have been approved by the vote of a majority of the Independent
Trustees who are not parties  thereto or  interested  persons of any such party, cast in person at a meeting  called for the purpose of voting on such  approval.
The Agreement is terminable  without  penalty on 60 days' notice by the Trust or by the Manager.  The Agreement will terminate  automatically in the event of its assignment.

     As compensation  for the services  rendered under the Agreement,  the Funds shall pay the Manager an annual  management fee as a percentage of average daily net assets equal to:

-------------------------------- -----------------------------------------------
                                              Management Fee Schedule
Fund Name                             (annual rate as a percentage of average
                                                 daily net assets)
-------------------------------- -----------------------------------------------
Delaware Large Cap Value Fund    0.65% on first $500 million
                                 0.60% on next $500 million
Delaware Value Fund              0.55% on next $1,500 million
Commissions to Wholesalers                $96               ----
-------------------------------- -----------------------------------------------

During the past three  fiscal  years,  the Funds paid the  following  investment management fees:

-------------------------------------------------------------------------------
                          Delaware Large Cap Value Fund
                            Investment Advisory Fees
-------------------------------------------------------------------------------
Fiscal Year Ended         Incurred              Paid               Waived
------------------- ------------------- ------------------- -------------------
11/30/05                 $8,803,471          $8,803,471             N/A
------------------- ------------------- ------------------- -------------------
11/30/04                 $8,671,826          $8,671,826             N/A
------------------- ------------------- ------------------- -------------------
11/30/03                 $6,008,284          $6,008,284             N/A
------------------- ------------------- ------------------- -------------------

                                       26

-------------------------------------------------------------------------------
                               Delaware Value Fund
                            Investment Advisory Fees
-------------------------------------------------------------------------------
Fiscal Year Ended         Incurred              Paid               Waived
------------------- ------------------- ------------------- -------------------
11/30/05                 $1,037,325            $945,779           $91,546
------------------- ------------------- ------------------- -------------------
11/30/04                   $388,627            $316,048           $72,579
------------------- ------------------- ------------------- -------------------
11/30/03                   $213,512            $145,904           $67,608
------------------- ------------------- ------------------- -------------------

     Except  for  those  expenses  borne by the  Manager  under  the  Investment
Management Agreements and the Distributor under the Distribution Agreement,  the
Fund is  responsible  for all of its own expenses.  Among others,  such expenses include the Funds' proportionate share of certain  administrative  expenses; the investment  management  fees;  transfer and dividend  disbursing  agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

Distributor
     The  Distributor,  Delaware  Distributors,  L.P.,  located  at 2005  Market
Street, Philadelphia,  PA 19103-7094,  serves as the national distributor of the
Trust's  shares  under  a  Distribution   Agreement  dated  May  15,  2003.  The
Distributor  is an  affiliate  of the  Manager  and  bears  all of the  costs of promotion and distribution,  except for payments by the Fund Classes under their respective Rule 12b-1 Plans.  The Distributor is an indirect  subsidiary of DMH, and, therefore,  of Lincoln.  The Distributor has agreed to use its best efforts to sell shares of the Funds.  See the  Prospectuses  for  information  on how to invest. Shares of the Funds are offered on a continuous basis by the Distributor and may be  purchased  through  authorized  investment  dealers or  directly  by contacting the Distributor or the Trust. The Distributor also serves as national distributor  for the other  Delaware  Investments  Funds.  The Board of Trustees annually reviews fees paid to the Distributor.

     During the Funds' last three fiscal  years,  the  Distributor  received net commissions from each Fund on behalf of their  respective Class A Shares,  after re-allowances to dealers, as follows:

-----------------------------------------------------------------------------------------
                               Delaware Large Cap Value Fund
-----------------------------------------------------------------------------------------
Fiscal Year Ended        Total Amount of       Amounts Re-allowed to   Net Commission to
                     Underwriting Commission          Dealers                DDLP
------------------- ------------------------- ----------------------- -------------------
11/30/05                    $536,652                 $454,323             $82,329
------------------- ------------------------- ----------------------- -------------------
11/30/04                    $652,722                 $553,866             $98,855
------------------- ------------------------- ----------------------- -------------------
11/30/03                    $443,723                 $397,027             $46,696
------------------- ------------------------- ----------------------- -------------------

-----------------------------------------------------------------------------------------
                                    Delaware Value Fund
-----------------------------------------------------------------------------------------
Fiscal Year Ended        Total Amount of       Amounts Re-allowed to   Net Commission to
                     Underwriting Commission          Dealers                DDLP
------------------- ------------------------- ----------------------- -------------------
11/30/05                    $255,103                 $215,653             $39,450
------------------- ------------------------- ----------------------- -------------------
11/30/04                     $41,828                  $36,280              $5,548
------------------- ------------------------- ----------------------- -------------------
11/30/03                      $6,947                   $5,950                $997
------------------- ------------------------- ----------------------- -------------------

     During  the last three  fiscal  years,  the  Distributor  received,  in the aggregate,  Limited CDSC payments with respect to Class A Shares of the Funds as follows:

--------------------------------------------------------------------------------
                              Limited CDSC Payments
--------------------------------------------------------------------------------
Fiscal Year Ended      Delaware Large Cap Value Fund        Delaware Value Fund
                                  Class A                         Class A
------------------- ------------------------------------ -----------------------
11/30/05                            None                           None
------------------- ------------------------------------ -----------------------
11/30/04                            None                           None
------------------- ------------------------------------ -----------------------
11/30/03                            None                           None
------------------- ------------------------------------ -----------------------

                                       27

     During  the last three  fiscal  years,  the  Distributor  received,  in the aggregate, CDSC payments with respect to Class B Shares of each Fund as follows:

--------------------------------------------------------------------------------
                                  CDSC Payments
--------------------------------------------------------------------------------
Fiscal Year Ended      Delaware Large Cap Value Fund     Delaware Value Fund
                                  Class B                      Class B
------------------- --------------------------------- --------------------------
11/30/05                         $262,202                      $4,663
------------------- --------------------------------- --------------------------
11/30/04                         $246,492                      $2,596
------------------- --------------------------------- --------------------------
11/30/03                         $163,554                         $94
------------------- --------------------------------- --------------------------

     The  Distributor  received  CDSC payments with respect to Class C Shares of each Fund as follows:

--------------------------------------------------------------------------------
                                  CDSC Payments
--------------------------------------------------------------------------------
Fiscal Year Ended    Delaware Large Cap Value Fund     Delaware Value Fund
                                Class C                      Class C
------------------- --------------------------------- --------------------------
11/30/05                           $2,892                      $2,667
------------------- --------------------------------- --------------------------
11/30/04                          $17,369                        $111
------------------- --------------------------------- --------------------------
11/30/03                             $950                         $80
------------------- --------------------------------- --------------------------

     Lincoln Financial Distributors,  Inc. ("LFD"), an affiliate of the Manager, serves as the Funds'  financial  intermediary  wholesaler  pursuant  to a Second
Amended and Restated  Financial  Intermediary  Distribution  Agreement  with the
Distributor  dated August 21, 2003.  Pursuant to such Agreement,  LFD shall: (i)
promote the sale of the Funds' shares through broker/dealers, financial advisors and other financial intermediaries  (collectively,  "Financial Intermediaries");
(ii)  create  messaging  and  packaging  for  certain  non-regulatory  sales and marketing  materials related to the Funds; and (iii) produce such non-regulatory sales and  marketing  materials  related  to the  Funds.  LFD is located at 2001
Market Street, Philadelphia,  PA 19103-7055. The rate of compensation,  which is calculated  and paid  monthly,  to LFD for the  sales of  shares  of the  retail
Delaware  Investments  Funds  (excluding  the shares of the  Delaware VIP Trust, money market  funds and house  accounts  and shares  redeemed  within 30 days of purchase) is a non-recurring fee equal to the amount shown below:

------------------------------------------------- ----------------------------
                                                     Basis Points on Sales
------------------------------------------------- ----------------------------
Retail Mutual Funds (Class A, B and C Shares)                0.50%
------------------------------------------------- ----------------------------
Merrill Lynch Connect Program                                0.25%
------------------------------------------------- ----------------------------
Registered Investment Advisors and
H.D. Vest Institutional Classes                              0.45%
------------------------------------------------- ----------------------------
Citigroup Global Capital Markets, Inc.
(formerly Salomon Smith Barney) and Delaware
International Value Equity Fund Class I Shares                 0%
------------------------------------------------- ----------------------------

     In addition to the  non-recurring fee set forth above, the Distributor pays
LFD a fee at the annual rate set forth below of the average  daily net assets of
Fund  shares  of  the  retail  Delaware   Investments   Funds   outstanding  and
beneficially owned by shareholders through Financial  Intermediaries,  including those Fund shares sold before the date of this Agreement.

------------------------------------------------- -----------------------
                                                   Basis Points on Sales
------------------------------------------------- -----------------------
Retail Mutual Funds (including shares of money
market funds and house accounts and shares
redeemed within 30 days of purchase)                       0.04%
------------------------------------------------- -----------------------
Merrill Lynch Connect Program                                0%
------------------------------------------------- -----------------------
Registered Investment Advisors and H.D. Vest
Institutional Classes                                      0.04%
------------------------------------------------- -----------------------
Citigroup Global Capital Markets, Inc.
(formerly Salomon Smith Barney) and Delaware
International Value Equity Fund Class I Shares             0.04%
------------------------------------------------- -----------------------

     The fees associated with LFD's services to the Funds are borne  exclusively by the Distributor and not by the Funds.

                                       28

Transfer Agent
     Delaware  Service  Company,  Inc., which is an affiliate of the Manager and which is located at 2005 Market Street, Philadelphia,  PA 19103-7094,  serves as the Fund's shareholder  servicing,  dividend  disbursing and transfer agent (the
"Transfer Agent") pursuant to a Shareholders  Services Agreement dated April 19,
2001. The Transfer  Agent is an indirect  subsidiary of DMH and,  therefore,  of
Lincoln.  The  Transfer  Agent  also  acts as  shareholder  servicing,  dividend disbursing and transfer agent for other Delaware Investments Funds. The Transfer
Agent is paid a fee by the Funds for providing  these services  consisting of an annual per  account  charge of $23.10  for each open and  closed  account on its records and each account held on a  sub-accounting  system  maintained  by firms that hold accounts on an omnibus basis.

     These  charges are assessed  monthly on a pro rata basis and  determined by using the number of  shareholder  and retirement  accounts  maintained as of the last calendar day of each month. Compensation is fixed each year and approved by the Board of Trustees, including a majority of the Independent Trustees.

     Each Fund has  authorized  one or more  brokers  to  accept  on its  behalf purchase and redemption  orders in addition to the Transfer Agent.  Such brokers are  authorized  to  designate  other  intermediaries  to  accept  purchase  and redemption orders on the behalf of each Fund. For purposes of pricing, each Fund will be  deemed  to  have  received  a  purchase  or  redemption  order  when an authorized broker or, if applicable, a broker's authorized designee, accepts the order.

Fund Accountants
     Delaware Services Company,  Inc. also provides  accounting services to each
Fund pursuant to a separate Fund Accounting  Agreement.  Those services  include performing all functions related to calculating the Fund's NAV and providing all financial  reporting services,  regulatory  compliance testing and other related accounting services. For its services, Delaware Services Company, Inc. is paid a fee based on total assets of all of the Delaware  Investments Funds for which it provides such accounting services.  Such fee is equal to 0.04% multiplied by the total amount of assets in the complex for which Delaware Services Company,  Inc.
furnishes accounting  services.  The fees are charged to each Fund and the other
Delaware Investments Funds on an aggregate pro rata basis.

Custodian
     JPMorgan Chase Bank ("JPMorgan"),  4 Chase Metrotech Center,  Brooklyn,  NY
11245 is  custodian of the Funds'  securities  and cash.  As custodian  for each
Fund, JPMorgan maintains a separate account or accounts for each Fund; receives, holds and releases  portfolio  securities on account of each Fund;  receives and disburses  money on behalf of each Fund;  and collects  and receives  income and other payments and distributions on account of each Fund's portfolio securities.

Legal Counsel
     Stradley Ronon Stevens & Young, LLP serves as the Trust's legal counsel.

                               PORTFOLIO MANAGERS

Other Accounts Managed
     The following chart lists certain information about types of other accounts for which the  portfolio  manager is  primarily  responsible  as of November 30,
2005.

------------------------- ----------- ------------ ---------------------- ---------------------------
                                                                           Total Assets in Accounts
                                                                                     with
                            No. of    Total Assets  No. of Accounts with         Performance-
                           Accounts                Performance-Based Fees         Based Fees
------------------------- ----------- ------------ ---------------------- ---------------------------
D. Tysen Nutt, Jr.

                                       29

------------------------- ----------- ------------ ---------------------- ---------------------------
Registered Investment          8      $3.2 billion           0                        $0
Companies

Other Pooled Investment      -----                         -----                    -----
Vehicles

Other Accounts                16      $1.3 billion           0                        $0
------------------------- ----------- ------------ ---------------------- ---------------------------
Jordan Irving
------------------------- ----------- ------------ ---------------------- ---------------------------
Registered Investment          8      $3.2 billion           0                        $0
Companies

Other Pooled Investment      -----        -----            -----                    -----
Vehicles

Other Accounts                16      $1.3 billion           0                        $0
------------------------- ----------- ------------ ---------------------- ---------------------------
Anthony Lombardi
------------------------- ----------- ------------ ---------------------- ---------------------------
Registered Investment          8      $3.2 billion           0                        $0
Companies

Other Pooled Investment      -----        -----            -----                    -----
Vehicles

Other Accounts                16      $1.3 billion           0                        $0
------------------------- ----------- ------------ ---------------------- ---------------------------
Robert Vogel
------------------------- ----------- ------------ ---------------------- ---------------------------
Registered Investment          8      $3.2 billion           0                        $0
Companies

Other Pooled Investment      -----        -----            -----                    -----
Vehicles

Other Accounts                16      $1.3 billion           0                        $0
------------------------- ----------- ------------ ---------------------- ---------------------------

Description of Potential Material Conflicts of Interest
     Individual  portfolio managers may perform investment  management  services for other  accounts  similar to these  provided to the Funds and the  investment action for each account and Fund may differ. For example, an account or Fund may be  selling a  security,  while  another  account or Fund may be  purchasing  or holding the same security.  As a result,  transactions  executed for one account
may  adversely   affect  the  value  of  securities  held  by  another  account.
Additionally,  the  management  of multiple  accounts and Funds may give rise to potential  conflicts of interest,  as a portfolio manager must allocate time and effort to  multiple  accounts  and Funds.  A portfolio  manager may  discover an investment  opportunity  that may be suitable for more than one account or Fund.
The investment  opportunity  may be limited,  however,  so that all accounts for which the  investment  would be  suitable  may not be able to  participate.  The
Manager has adopted  procedures  designed to allocate  investments fairly across multiple accounts.

     A portfolio  manager's  management  of personal  accounts  also may present certain conflicts of interest. While the Manager's Code of Ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

Compensation Structure
     Each portfolio manager's compensation consists of the following:

     Base Salaries:  Each named portfolio  manager receives a fixed base salary.
Salaries are  determined  by a  comparison  to industry  data  prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

     Bonus - Growth Team: Each named portfolio manager is eligible to receive an annual bonus.  The amount available in the bonus pool is based on the management team's assets under  management minus any direct expenses  (expenses  associated with product and investment  management team).  Certain  portfolio  managers may receive  a  guaranteed  quarterly  payment  of a  portion  of their  bonus.  The distribution of the bonus pool to individual  team members is determined  within the discretion of the Manager.

     Bonus - Other Equity  Teams:  The bonus pool is  determined by the revenues associated with the products a portfolio  manager  manages.  The Manager keeps a percentage  of the  revenues and the  remaining  percentage  of revenues  (minus appropriate  direct  expenses  associated  with this product and the  investment management  team) create the "bonus pool" for a product.  Various members of the team have the  ability  to earn a  percentage  of the  bonus  pool with the most senior  contributors  having the largest  share.  The pool is allotted  based on subjective  factors (50%) and objective  factors  (50%).  The primary  objective factor is a Fund's performance  relative to the performance of the Fund's Lipper peer  group.  Performance  is  measured  as the result of one's  standing in the appropriate Lipper peer

                                       30

group on a one-year  and  three-year  basis.  The  three-year  is weighted  more heavily  and there is no  objective  award for a Fund that falls  below the 50th percentile  for a given time period.  There is a sliding  scale for  performance achievements above the 50th percentile.

     Bonus - Fixed Income Teams:  Each portfolio  manager is eligible to receive an annual cash bonus which is based on quantitative and qualitative factors. The amount  of the pool for  bonus  payments  is first  determined  by  mathematical equation based on assets,  management fees and direct  expenses,  including fund waiver expenses,  for registered  investment  companies,  pooled  vehicles,  and managed  separate  accounts.  Generally,  80% of  the  bonus  is  quantitatively determined.  For investment  companies,  each  portfolio  manager is compensated according to the Fund's Lipper peer group  percentile  ranking on a one-year and three-year  basis.  For managed  separate  accounts the  portfolio  managers are
compensated   according  to  the  composite  percentile  ranking  in  consultant databases.  There is no  objective  award for a Fund that  falls  below the 50th percentile  for a given time  period.  There is a sliding  scale for  investment companies  that are  ranked  above the 50th  percentile.  The  managed  separate accounts are compared to Callan and other  databases.  The remaining 20% portion of the bonus is  discretionary  as  determined  by the  Manager  and takes  into account subjective factors.

     Deferred  Compensation:   Each  named  portfolio  manager  is  eligible  to
participate in the Lincoln National Corporation  Executive Deferred Compensation
Plan,  which is available  to all  employees  whose income  exceeds a designated threshold.  The Plan is a non-qualified unfunded deferred compensation plan that permits participating  employees to defer the receipt of a portion of their cash compensation.

     Stock Option Incentive  Plan/Equity  Compensation Plan:  Portfolio managers may be awarded options to purchase common shares of Delaware  Investments  U.S.,
Inc. pursuant to the terms the Delaware Investments U.S., Inc. Stock Option Plan
(non-statutory or "non-qualified" stock options). In addition,  certain managers may be awarded  restricted  stock units,  or "performance  shares",  in Lincoln.
Delaware  Investments  U.S.,  Inc.,  is  an  indirect  subsidiary  of  DMH  and, therefore, of Lincoln.

     The Delaware  Investments  U.S.,  Inc. Stock Option Plan was established in
2001 in order to provide certain investment personnel of the Manager with a more direct means of participating in the growth of the investment manager. Under the terms of the plan, stock options typically vest in 25% increments on a four-year schedule and expire ten years after  issuance.  Options are awarded from time to time by the  investment  manager in its full  discretion.  Option  awards may be based in part on seniority.

     Portfolio managers who do not participate in the Delaware Investments U.S.,
Inc.  Stock  Option Plan are  eligible to  participate  in  Lincoln's  Long-Term
Incentive Plan,  which is designed to provide a long-term  incentive to officers of  Lincoln.  Under the plan,  a  specified  number of  performance  shares  are allocated  to each unit and are awarded to  participants  in the  discretion  of their managers in accordance with  recommended  targets related to the number of employees  in a unit that may  receive  an award and the  number of shares to be awarded.  The performance  shares have a three year vesting schedule and, at the end of the three years,  the actual  number of shares  distributed  to those who received  awards  may be equal to,  greater  than or less than the amount of the award based on Lincoln's  achievement of certain performance goals relative to a pre-determined peer group.

     Other  Compensation:  Portfolio  managers may also  participate  in benefit plans and programs available generally to all employees.

Ownership of Securities
     As of November 30, 2005,  the portfolio  managers did not own any shares of either Fund.

                         TRADING PRACTICES AND BROKERAGE

     The Manager selects broker/dealers to execute transactions on behalf of the
Funds  for the  purchase  or sale of  portfolio  securities  on the basis of its judgment of their  professional  capability to provide the service.  The primary consideration in selecting  broker/dealers is to seek those  broker/dealers  who provide best execution for the Funds.

                                       31

Best execution refers to many factors,  including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall  benefit  obtained by the  account on the  transaction.  A number of trades are made on a net basis where the Funds  either buy  securities  directly from the dealer or sells them to the  dealer.  In these  instances,  there is no direct commission  charged but there is a spread (the difference between the buy and sell price) which is the  equivalent of a  commission.  When a commission is paid,  a  Fund  pays  reasonable  brokerage  commission  rates  based  upon  the professional  knowledge of the Manager's trading department as to rates paid and charged for similar  transactions  throughout the securities  industry.  In some instances,  a Fund pays a minimal share  transaction  cost when the  transaction presents no difficulty.

     During  the past  three  fiscal  years,  the  aggregate  dollar  amounts of brokerage commissions paid by the Funds were as follows:

-----------------------------------------------------------------------------
                            Brokerage Commissions
-----------------------------------------------------------------------------
Fiscal Year Ended     Delaware Large Cap Value Fund     Delaware Value Fund
------------------- --------------------------------- -----------------------
11/30/05                       $3,834,753                        $299
------------------- --------------------------------- -----------------------
11/30/04                       $2,634,123                    $178,165
------------------- --------------------------------- -----------------------
11/30/03                       $2,175,363                     $92,038
------------------- --------------------------------- -----------------------

     The Manager may allocate out of all commission business generated by all of
the  funds  and   accounts   under  its   management,   brokerage   business  to
broker/dealers  who provide  brokerage  and research  services.  These  services include advice,  either directly or through publications or writings,  as to the value of securities,  the  advisability  of investing in,  purchasing or selling securities,  and the  availability  of  securities  or  purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries;  providing information on economic factors and trends;  assisting in determining portfolio strategy; providing computer software and hardware used in security analyses;  and providing portfolio performance evaluation and technical market  analyses.  Such services are used by the Manager in connection  with its investment  decision-making  process  with  respect  to one or  more  funds  and accounts managed by it, and may not be used, or used  exclusively,  with respect to the fund or account generating the brokerage.

     As  provided  in  the  Securities  Exchange  Act of  1934  and  the  Funds'
Investment Management Agreement,  higher commissions are permitted to be paid to
brokers/dealers   who  provide   brokerage   and  research   services   than  to
broker/dealers who do not provide such services,  if such higher commissions are deemed  reasonable  in  relation  to the  value of the  brokerage  and  research services provided. Although transactions directed to brokers/dealers who provide such  brokerage  and research  services  may result in the Funds  paying  higher commissions,  the Manager  believes  that such  commissions  are  reasonable  in relation to the value of the brokerage and research services  provided.  In some instances, services may be provided to the Manager which constitute in some part brokerage  and  research  services  used by the Manager in  connection  with its investment  decision-making process and constitute in some part services used by the Manager in connection with  administrative or other functions not related to its investment  decision-making  process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other  functions not related to its investment  decision-making  process.  In addition,  so  long as no fund is  disadvantaged,  portfolio  transactions  that generate  commissions or their  equivalent are allocated to  broker/dealers  who provide  daily  portfolio  pricing  services to each Fund and to other  Delaware
Investments Funds. Subject to best execution,  commissions  allocated to brokers providing  such  pricing  services  may or may  not be  generated  by the  funds receiving the pricing service.

     During the fiscal year ended November 30, 2005,  portfolio  transactions of
Delaware  Large  Cap  Value  Fund and  Delaware  Value  Fund in the  amounts  of
$1,185,363,581 and $68,582,861 respectively,  resulting in brokerage commissions of $1,403,949 and $94,790  respectively,  were directed to brokers for brokerage and research services provided.

     As of November 30, 2005, the Funds held the following amounts of securities of their regular broker/dealers, as defined in Rule 10b-1 under the 1940 Act, or such broker/dealers' parents:

                                       32

--------------------------- ---------------------------- -----------------------
Fund                           Regular Broker/Dealer             Value
--------------------------- ---------------------------- -----------------------
Delaware Value Fund               Morgan Stanley               $8,090,732
--------------------------- ---------------------------- -----------------------
Delaware Large Cap Value          Morgan Stanley              $46,857,889
Fund
--------------------------- ---------------------------- -----------------------

     The  Manager may place a combined  order for two or more  accounts or funds engaged in the purchase or sale of the same security if, in its judgment,  joint execution is in the best  interest of each  participant  and will result in best execution.  Transactions  involving  commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different  prices,  each account  participating in the order that receives  allocation  may be allocated an average price obtained from the  executing  broker.  It is  believed  that the  ability of the  accounts  to participate in volume  transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders  could  adversely  affect  the  price or volume  of the  security  that a particular  account or fund may obtain, it is the opinion of the Manager and the
Trust's Board of Trustees that the  advantages of combined  orders  outweigh the possible disadvantages of separate transactions.

     Consistent  with the  National  Association  of  Securities  Dealers,  Inc.
("NASD")  rules,  and  subject to seeking  best  execution,  the Funds may place orders with  broker/dealers  that have agreed to defray certain  expenses of the the Delaware Investments Funds, such as custodian fees.

     In 2005,  the Funds were given the  authority to begin  participation  in a commission  recapture  program.  Under the program  and subject to seeking  best execution (as described in the first  paragraph in this section),  the Funds may direct certain security trades to brokers who have agreed to rebate a portion of the  related  brokerage  commission  to the Funds in cash.  Any such  commission rebates  will be included  in realized  gain on  securities  in the  appropriate financial  statements  of  the  Funds.  The  Manager  and  its  affiliates  have previously and may in the future act as an investment advisor to mutual funds or separate accounts affiliated with the administrator of the commission  recapture program  described above. In addition,  affiliates of the  administrator  act as consultants in helping  institutional clients choose investment advisors and may also  participate in other types of businesses and provide other services in the investment management industry.

                                  CAPITAL STOCK

Capitalization
     The Trust has a present unlimited authorized number of shares of beneficial interest with no par value allocated to each Class of each Fund. All shares are, when issued in accordance with the Trust's prospectuses, registration statement, governing instruments and applicable law, fully paid and non-assessable.  Shares do not have  preemptive  rights.  All shares of a Fund  represent  an  undivided proportionate  interest in the assets of such Fund, and each share class has the same voting and other  rights and  preferences  as the other  classes of a Fund, except  that shares of the  Institutional  Class may not vote on any matter that affects the Fund Classes' Distribution Plans under Rule 12b-1.  Similarly,  as a general matter,  shareholders of Fund Classes may vote only on matters affecting the Fund Classes' Rule 12b-1 Plans that relates to the class of shares that they hold.  However,  Class B Shares may vote on any proposal to increase  materially the fees to be paid by each Fund under the Rule 12b-1 Plan  relating  to Class A
Shares.  General  expenses of each Fund will be allocated on a pro-rata basis to the classes  according to asset size,  except that expenses of the Fund Classes'
Rule 12b-1 Plans will be allocated solely to those classes.

     Effective as of the close of business on February 21, 1997,  Delaware Group
Decatur  Fund,  Inc.  changed its name to Delaware  Group  Equity Funds II, Inc.
Effective  November 23, 1999,  Delaware Group Equity Funds II, Inc.  changed its name to Delaware Group Equity Funds II.

     Prior to January 13, 1994, Delaware Large Cap Value Fund (formerly Delaware
Decatur  Equity  Income  Fund)  offered  only one  class of  shares,  the  class currently  designated  Class A Shares.  The Delaware  Large Cap Value Fund began offering its  Institutional  Class  Shares,  Class B Shares,  Class C Shares and
Class R Shares on January 13,  1994,  September  6, 1994,  November 29, 1995 and
June 2, 2003, respectively.

                                       33

     Prior to May 2, 1994,  the Decatur  Equity Income Fund series (now known as
Delaware  Large Cap Value Fund) was named the Decatur I Series  (which was known and did  business  as Decatur  Fund I). From May 2, 1994 to  September  5, 1994,
Decatur  Equity  Income Fund A Class was known as the Decatur  Income Fund class and prior to May 2, 1994, it was known as the Decatur Fund I class.  From May 2,
1994 to September 5, 1994,  Decatur Equity Income Fund  Institutional  Class was
known as the Decatur Income Fund (Institutional) class and prior to May 2, 1994, it was known as the Decatur Fund I (Institutional) class.

     Effective  as of the close of  business on January  28,  1999,  the name of
Decatur  Income  Fund and its Classes  changed to Decatur  Equity  Income  Fund.
Effective  as of the close of business on August 16,  1999,  the name of Decatur
Equity  Income Fund and its Classes  changed to Delaware  Decatur  Equity Income
Fund. Effective as of March 30, 2005, the name of Delaware Decatur Equity Income
Fund and its Classes will be changed to Delaware Large Cap Value Fund.

     Effective  as of the close of  business  on August  16,  1999,  the name of
Diversified  Value Fund and its Classes  changed to Delaware  Diversified  Value
Fund. Effective as of July 30, 2004, the name of Delaware Diversified Value Fund and its Classes changed to Delaware Value Fund.

Noncumulative Voting
     The Trust's shares have non-cumulative  voting rights, which means that the holders of more than 50% of the shares of the Trust  voting for the  election of
Trustees can elect all the Trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any Trustees.

                                PURCHASING SHARES

General Information
     Shares of the Funds are offered on a  continuous  basis by the  Distributor and may be  purchased  through  authorized  investment  dealers or  directly  by contacting the Distributor or the Trust. The Trust reserves the right to suspend sales of Fund shares, and reject any order for the purchase of Fund shares if in the opinion of  management  such  rejection  is in a Fund's best  interest.  The minimum  initial  investment  generally  is $1,000  for Class A Shares,  Class B
Shares and Class C Shares.  Subsequent  purchases of such Classes generally must be at least $100.  The initial and  subsequent  investment  minimums for Class A
Shares will be waived for  purchases by officers,  Trustees and employees of any
Delaware Investments Fund, the Manager or any of the Manager's affiliates if the purchases are made pursuant to a payroll  deduction  program.  Shares  purchased pursuant to the Uniform  Gifts to Minors Act or Uniform  Transfers to Minors Act
and shares purchased in connection with an Automatic  Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent  purchase of $25.
There are no minimum  purchase  requirements  for Class R and the  Institutional
Classes, but certain eligibility requirements must be satisfied.

     Each purchase of Class B Shares is subject to a maximum purchase limitation of $100,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000.  See "Investment Plans" for purchase limitations  applicable to retirement  plans.  The  Trust  will  reject  any  purchase  order for more than
$100,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these  limitations  by making  cumulative  purchases over a period of time.  In doing so, an  investor  should  keep in mind,  however,  that  reduced front-end  sales  charges  apply to  investments  of  $50,000 or more in Class A
Shares,  and that Class A Shares are  subject  to lower  annual  Rule 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a contingent deferred sales charge ("CDSC").

     Selling dealers are  responsible for  transmitting  orders  promptly.  If a purchase is canceled because your check is returned unpaid,  you are responsible for any loss  incurred.  Each Fund can redeem  shares  from your  account(s)  to reimburse  itself for any loss,  and you may be  restricted  from making  future purchases in any of the Delaware Investments Funds. Each Fund reserves the right to reject  purchase  orders  paid by  third-party  checks or checks that are not drawn on a domestic branch of a United States financial institution.  If a check drawn on a foreign  financial  institution  is  accepted,  you may be subject to additional bank charges for clearance and currency conversion.

                                       34

     Each Fund also reserves the right, following shareholder  notification,  to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account  balance for a period of three or more  consecutive  months.  Holders of such  accounts  may be  notified of their insufficient  account  balance and  advised  that they have until the end of the current  calendar  quarter to raise their balance to the stated minimum.  If the account has not reached the minimum balance  requirement by that time, the Funds may charge a $9 fee for that quarter and each subsequent  calendar quarter until the  account is brought  up to the  minimum  balance.  The  service  fee will be deducted from the account during the first week of each calendar quarter for the previous  quarter,  and  will be used to help  defray  the  cost of  maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

     Each Fund  also  reserves  the  right,  upon 60 days'  written  notice,  to involuntarily  redeem  accounts that remain under the minimum  initial  purchase amount as a result of  redemptions.  An  investor  making  the  minimum  initial investment may be subject to involuntary  redemption without the imposition of a
CDSC or Limited CDSC if he or she redeems any portion of his or her account.

     The  NASD  has  adopted  amendments  to  its  Conduct  Rules,  relating  to investment  company  sales  charges.  The  Trust and the  Distributor  intend to operate in compliance with these rules.

     Class A Shares are purchased at the offering price which reflects a maximum front-end  sales charge of 5.75%;  however,  lower front-end sales charges apply for larger purchases.  See the table in the Fund Classes' Prospectuses.  Class A
Shares are also  subject to annual Rule 12b-1 Plan  expenses for the life of the investment.

     Class B Shares are purchased at NAV and are subject to a CDSC of: (i) 4.00%
if shares are  redeemed  within one year of  purchase;  (ii) 3.25% if shares are redeemed  during  the  second  year after  purchase;  (iii)  2.75% if shares are redeemed  during the third  year  following  purchase;  (iv) 2.25% if shares are redeemed during the fourth or fifth year following purchase; (v) 1.50% if shares are redeemed  during the sixth year  following  purchase and (vi) 0% thereafter.
Class B Shares are also  subject to annual  Rule 12b-1 Plan  expenses  which are higher than those to which Class A Shares are subject and are  assessed  against
Class B Shares for  approximately  eight years after  purchase.  See  "Automatic
Conversion of Class B Shares" below.

     Class C Shares  are  purchased  at NAV and are  subject  to a CDSC of 1% if shares are redeemed within 12 months following purchase. Class C Shares are also subject to annual Rule 12b-1 Plan expenses for the life of the investment  which are equal to those to which Class B Shares are subject.

     Class R Shares are purchased at the NAV per share without the imposition of a  front-end  sales  charge or CDSC.  Class R Shares are  subject to annual Rule
12b-1 Plan expenses for the life of the investment.

     Institutional  Class Shares are  purchased at the NAV per share without the imposition of a front-end sales charge, CDSC or Rule 12b-1 Plan expenses.

     See "Plans Under Rule 12b-1 for the Fund Classes" and "Determining Offering
Price and Net Asset Value" below for more information.

     Certificates  representing  shares  purchased  are not  ordinarily  issued.
Certificates were previously  issued for Class A Shares and Institutional  Class
Shares  of  the  Funds.  However,   purchases  not  involving  the  issuance  of
certificates  are  confirmed to the  investor and credited to the  shareholder's account on the books  maintained by the Transfer  Agent.  The investor will have the same rights of ownership with respect to such shares as if certificates  had been issued.  An investor will be permitted to obtain a  certificate  in certain limited  circumstances that are approved by an appropriate officer of the Funds.
No charge is assessed by the Trust for any certificate  issued. The Funds do not intend to issue replacement certificates for lost or stolen certificates, except in certain limited  circumstances that are approved by an appropriate officer of the Funds.  In those  circumstances,  a  shareholder  may be subject to fees for replacement of a lost or stolen certificate, under certain conditions, including the cost of  obtaining a bond  covering the lost or stolen  certificate.  Please contact  the Trust for  further  information.  Investors  who hold  certificates representing

                                       35

any of their  shares  may only  redeem  those  shares by  written  request.  The investor's certificate(s) must accompany such request.

Alternative Purchase Arrangements - Class A, B and C Shares
     The alternative purchase arrangements of Class A Shares, Class B Shares and
Class C Shares permit  investors to choose the method of purchasing  shares that is most suitable for their needs given the amount of their purchase,  the length of time they  expect to hold  their  shares  and other  relevant  circumstances.
Investors should determine whether, given their particular circumstances,  it is more  advantageous to purchase Class A Shares and incur a front-end sales charge and annual  Rule 12b-1 Plan  expenses of up to a maximum of 0.30% of the average daily net assets of Class A Shares,  or to  purchase  either  Class B or Class C
Shares and have the entire initial purchase amount invested in the Fund with the investment  thereafter  subject to a CDSC and annual  Rule 12b-1 Plan  expenses.
Class B Shares are subject to a CDSC if the shares are redeemed within six years of purchase, and Class C Shares are subject to a CDSC if the shares are redeemed within 12 months of  purchase.  Class B and Class C Shares  are each  subject to annual Rule 12b-1 Plan  expenses of up to a maximum of 1.00% (0.25% of which are service  fees to be paid to the  Distributor,  dealers or others  for  providing personal service and/or maintaining  shareholder  accounts) of average daily net assets of the respective  Class.  Class B Shares will  automatically  convert to
Class A Shares at the end of eight  years after  purchase  and,  thereafter,  be subject  to annual  12b-1 Plan  expenses  of up to a maximum of 0.30% of average daily net assets of such shares.  Unlike  Class B Shares,  Class C Shares do not convert to another Class.

     The higher  Rule 12b-1 Plan  expenses  on Class B Shares and Class C Shares will be  offset to the  extent a return  is  realized  on the  additional  money initially  invested upon the purchase of such shares.  However,  there can be no assurance  as to the return,  if any,  that will be realized on such  additional money.  In addition,  the effect of any return earned on such  additional  money will  diminish  over  time.  In  comparing  Class B Shares  to  Class C  Shares, investors  should  also  consider  the  duration  of the annual  Rule 12b-1 Plan expenses  to which each of the  classes is subject  and the  desirability  of an automatic conversion feature, which is available only for Class B Shares.

     Class R Shares  have no  front-end  sales  charge and are not  subject to a
CDSC, but incur annual Rule 12b-1 expenses of up to a maximum of 0.60%.  Class A
Shares  generally are not available for purchase by anyone qualified to purchase
Class R Shares.

     In comparing Class B Shares and Class C Shares to Class R Shares, investors should  consider the higher Rule 12b-1 Plan expenses on Class B Shares and Class
C Shares.  Investors also should consider the fact that, like Class B Shares and
Class C Shares,  Class R Shares do not have a front-end sales charge and, unlike
Class B Shares and Class C Shares,  Class R Shares are not subject to a CDSC. In
Comparing Class B Shares to Class R shares,  investors  should also consider the duration of the annual  Rule 12b-1 Plan  expenses to which each Class is subject and the desirability of an automatic  conversion feature to Class A Shares (with lower annual Rule 12b-1 Plan fees),  which is available  only for Class B Shares and does not subject the investor to a CDSC.

     For the  distribution  and related  services  provided to, and the expenses borne on behalf of, the Funds,  the  Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and Rule
12b-1 Plan fees and, in the case of Class B Shares and Class C Shares,  from the proceeds of the Rule 12b-1 Plan fees and, if applicable,  the CDSC incurred upon redemption,  and in the case of Class R Shares,  from the  proceeds  of the Rule
12b-1 Plan fees.  Financial  advisors  may receive  different  compensation  for selling  Class A  Shares,  Class B  Shares,  Class C Shares  and Class R Shares.
Investors should understand that the purpose and function of the respective Rule
12b-1 Plans  (including for Class R Shares) and the CDSCs  applicable to Class B
Shares  and Class C Shares  are the same as those of the Rule 12b-1 Plan and the front-end  sales  charge  applicable  to Class A Shares  in that  such  fees and charges are used to finance the  distribution  of the  respective  Classes.  See
"Plans Under Rule 12b-1 for the Fund Classes" below.

     Dividends,  if any, paid on Class A Shares, Class B Shares, Class C Shares,
Class R Shares and  Institutional  Class Shares will be  calculated  in the same manner,  at the same  time  and on the same day and will be in the same  amount, except that the amounts of Rule 12b-1 Plan expenses  relating to Class A Shares,
Class B Shares,  Class C Shares and Class R Shares will be borne  exclusively by such shares. See "Determining Offering Price and Net Asset Value" below.

                                       36

     Class A Shares :  Purchases  of  $50,000  or more of Class A Shares  at the offering  price carry reduced  front-end  sales charges as shown in the table in the Fund  Classes'  Prospectuses,  and may include a series of purchases  over a
13-month  period  under a Letter  of  Intention  signed  by the  purchaser.  See
"Special Purchase Features -- Class A Shares" below for more information on ways in which investors can avail  themselves of reduced  front-end sales charges and other purchase features.

     From  time  to  time,  upon  written  notice  to all of  its  dealers,  the
Distributor may hold special  promotions for specified  periods during which the
Distributor may re-allow to dealers up to the full amount of the front-end sales charge.  The  Distributor  should be contacted for further  information on these requirements  as well as the basis and  circumstances  upon which the additional commission will be paid.  Participating dealers may be deemed to have additional responsibilities  under the securities laws.  Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.

Dealer's Commission
     As described in the Fund Classes'  Prospectuses,  for initial  purchases of
Class A Shares of $1,000,000 or more, a dealer's  commission  may be paid by the
Distributor to financial advisors through whom such purchases are effected.

     In  determining  a  financial   advisor's   eligibility  for  the  dealer's
commission,  purchases of Class A Shares of other Delaware  Investments Funds as to which a Limited  CDSC  applies  (see  "Contingent  Deferred  Sales Charge for
Certain  Redemptions  of Class A Shares  Purchased  at Net  Asset  Value"  under
"Redemption and Exchange") may be aggregated with those of the Class A Shares of a Fund.  Financial  advisors  also may be eligible for a dealer's  commission in connection  with certain  purchases made under a Letter of Intention or pursuant to an investor's  Right of Accumulation.  Financial  advisors should contact the
Distributor  concerning  the  applicability  and  calculation  of  the  dealer's commission in the case of combined purchases.

     An  exchange  from other  Delaware  Investments  Funds will not qualify for payment of the  dealer's  commission,  unless a dealer's  commission  or similar payment has not been previously paid on the assets being exchanged. The schedule and  program  for payment of the  dealer's  commission  are subject to change or termination at any time by the Distributor at its discretion.

Contingent Deferred Sales Charge - Class B Shares and Class C Shares
     Class B Shares and Class C Shares are purchased  without a front-end  sales charge. Class B Shares redeemed within six years of purchase may be subject to a
CDSC at the rates set forth above,  and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1.00%. CDSCs are charged as a percentage of the dollar  amount  subject to the CDSC.  The charge  will be  assessed on an amount  equal to the  lesser of the NAV at the time of  purchase  of the  shares being  redeemed or the NAV of those  shares at the time of  redemption.  No CDSC will be imposed on increases in NAV above the initial purchase price, nor will a
CDSC be assessed on  redemptions  of shares  acquired  through  reinvestment  of dividends or capital gains distributions. For purposes of this formula, the "NAV at the time of purchase"  will be the NAV at purchase of Class B Shares or Class
C Shares of a Fund,  even if those  shares  are later  exchanged  for  shares of another  Delaware  Investments  Fund. In the event of an exchange of the shares, the "NAV of such shares at the time of redemption" will be the NAV of the shares that were  acquired in the  exchange.  The Fund  Classes'  Prospectuses  include information on the instances in which the CDSC is waived.

     During the seventh year after  purchase and,  thereafter,  until  converted automatically  into Class A Shares,  Class B Shares will still be subject to the annual Rule 12b-1 Plan  expenses  of up to 1.00% of average  daily net assets of those shares.  At the end of eight years after purchase,  an investor's  Class B
Shares will be automatically converted into Class A Shares of the same Fund. See
"Automatic  Conversion of Class B Shares" below. Such conversion will constitute a tax-free exchange for federal income tax purposes. Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to ongoing annual Rule 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares.

                                       37

     In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed  that  shares held for more than six years are  redeemed  first,
followed  by  shares   acquired   through  the   reinvestment  of  dividends  or
distributions,  and finally by shares held longest  during the six-year  period.
With  respect to Class C Shares,  it will be assumed  that  shares held for more than 12 months are  redeemed  first  followed  by shares  acquired  through  the reinvestment  of dividends or  distributions,  and finally by shares held for 12 months or less.

Deferred Sales Charge Alternative - Class B Shares
     Class B Shares may be  purchased  at NAV without a front-end  sales  charge and, as a result,  the full amount of an  investor's  purchase  payment  will be invested  in Fund  shares.  The  Distributor  currently  compensates  dealers or brokers for selling  Class B Shares at the time of purchase  from its own assets in an  amount  equal  to no more  than 5% of the  dollar  amount  purchased.  In addition,  from time to time,  upon written  notice to all of its  dealers,  the
Distributor may hold special  promotions for specified  periods during which the
Distributor  may pay additional  compensation  to dealers or brokers for selling
Class B Shares at the time of purchase.  As discussed  below,  however,  Class B
Shares are subject to annual Rule 12b-1 Plan  expenses  and, if redeemed  within six years of purchase, a CDSC.

     Proceeds  from the CDSC and the annual Rule 12b-1 Plan fees are paid to the
Distributor  and others for providing  distribution  and related  services,  and bearing related expenses,  in connection with the sale of Class B Shares.  These payments support the compensation paid to dealers or brokers for selling Class B
Shares. Payments to the Distributor and others under the Class B Rule 12b-1 Plan may be in an amount equal to no more than 1.00% annually. The combination of the
CDSC and the  proceeds  of the 12b-1 Plan fees makes it  possible  for a Fund to sell Class B Shares  without  deducting a front-end  sales charge at the time of purchase.

     Holders of Class B Shares who  exercise the  exchange  privilege  described below  will  continue  to be  subject  to the CDSC  schedule  for Class B Shares described  in this Part B, even after the  exchange.  Such CDSC  schedule may be higher  than the CDSC  schedule  for Class B Shares  acquired as a result of the exchange. See "Redemption and Exchange" below.

Automatic Conversion of Class B Shares
     Class  B  Shares,  other  than  shares  acquired  through  reinvestment  of dividends,  held for eight years  after  purchase  are  eligible  for  automatic conversion  into  Class A Shares.  Conversions  of Class B Shares  into  Class A
Shares will occur only four times in any calendar  year, on the 18th day or next business day of March, June, September and December (each, a "Conversion Date").
If the  eighth  anniversary  after a  purchase  of  Class B  Shares  falls  on a
Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth  anniversary  occurs between  Conversion Dates, an investor's Class B
Shares will be converted  on the next  Conversion  Date after such  anniversary.
Consequently,  if a shareholder's  eighth  anniversary  falls on the day after a
Conversion  Date, that  shareholder will have to hold Class B Shares for as long as three additional  months after the eighth  anniversary of purchase before the shares will automatically convert into Class A Shares.

     Class B Shares of a Fund acquired  through a reinvestment of dividends will convert to the  corresponding  Class A Shares of that Fund pro-rata with Class B
Shares of that Fund not acquired through dividend reinvestment.

     All such automatic  conversions of Class B Shares will constitute  tax-free exchanges for federal income tax purposes.

Level Sales Charge Alternative - Class C Shares
     Class C Shares may be  purchased  at NAV without a front-end  sales  charge and, as a result,  the full amount of an  investor's  purchase  payment  will be invested  in Fund  shares.  The  Distributor  currently  compensates  dealers or brokers for selling  Class C Shares at the time of purchase  from its own assets in an amount  equal to no more than 1.00% of the  dollar  amount  purchased.  As discussed  below,  Class C Shares are subject to annual Rule 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

     Proceeds  from the CDSC and the annual Rule 12b-1 Plan fees are paid to the
Distributor  and others for providing  distribution  and related  services,  and bearing related expenses,  in connection with the sale of Class C Shares.  These payments support the compensation paid to dealers or brokers for selling Class C
Shares. Payments to

                                       38

the Distributor and others under the Class C Rule 12b-1 Plan may be in an amount equal to no more than 1.00% annually.

     Holders of Class C Shares who  exercise the  exchange  privilege  described below will  continue  to be subject to the CDSC  schedule  for Class C Shares as described in this Part B. See "Redemption and Exchange" below.

Plans Under Rule 12b-1 for the Fund Classes
     Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a separate plan for each of the Fund Classes of each Fund (the "Plans").  Each Plan permits the Funds to pay for certain  distribution,  promotional  and  related  expenses involved in the marketing of only the Class of shares to which the Plan applies.
The  Plans do not apply to  Institutional  Class  Shares.  Such  shares  are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of  Institutional  Class Shares.  Shareholders of
Institutional Class Shares may not vote on matters affecting the Plans.

     The Plans permit the Funds,  pursuant to their Distribution  Agreement,  to pay out of the assets of the Fund Classes  monthly fees to the  Distributor  for its services and expenses in distributing  and promoting sales of shares of such classes. These expenses include, among other things,  preparing and distributing advertisements,  sales  literature,  and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified  periods of time and paying  distribution  and maintenance fees to brokers,  dealers and others.  In connection with the promotion of shares of the
Fund Classes,  the  Distributor  may, from time to time,  pay to  participate in dealer-sponsored  seminars and conferences,  and reimburse  dealers for expenses incurred in connection with pre-approved seminars,  conferences and advertising.
The Distributor may pay or allow additional promotional incentives to dealers as part of pre-approved sales contests and/or to dealers who provide extra training and  information  concerning  the Fund  Classes and  increase  sales of the Fund
Classes.

     In addition,  each Fund may make  payments from the Rule 12b-1 Plan fees of its respective Fund Classes  directly to others,  such as banks,  who aid in the distribution  of Fund  Class  shares or  provide  services  in respect of a Fund
Class, pursuant to service agreements with the Trust. The Plan expenses relating to Class B Shares  and Class C Shares are also used to pay the  Distributor  for advancing  the  commission  costs to dealers with respect to the initial sale of such shares.

     The maximum  aggregate fee payable by a Fund under its Plans,  and a Fund's
Distribution Agreements, is on an annual basis, up to 0.30% of average daily net assets for the year of Class A Shares,  up to 1.00%  (0.25% of which are service fees to be paid to the  Distributor,  dealers and others for providing  personal service and/or maintaining  shareholder accounts) of each of the Class B Shares'
and the Class C Shares' average daily net assets for the year and up to 0.60% of
Class R Shares'  average daily net assets for the year.  The Funds'  Distributor may reduce/waive these amounts at any time.

     Although  the  maximum fee  payable  under the Rule 12b-1 Plan  relating to
Delaware  Large Cap Value  Fund  Class A Shares  is 0.30% of  average  daily net assets of such class,  the Board of Trustees has determined that the annual fee, payable on a monthly basis,  under the Plan relating to Delaware Large Cap Value
Fund Class A Shares,  will be equal to the sum of: (i) the  amount  obtained  by multiplying 0.30% by the average daily net assets  represented by Delaware Large
Cap Value Fund Class A Shares that were or are  acquired by  shareholders  on or after May 2, 1994,  and (ii) the amount  obtained  by  multiplying  0.10% by the average daily net assets  represented  by Delaware  Large Cap Value Fund Class A
Shares  that were  acquired  before May 2, 1994.  While this is the method to be used to  calculate  the 12b-1 fees to be paid by  Delaware  Large Cap Value Fund
Class A Shares under its Plan, the fee is a Class A Shares'  expense so that all shareholders of Delaware Large Cap Value Fund Class A Shares, regardless of when they purchased their shares, will bear 12b-1 expenses at the same rate. As Class
A Shares are sold on or after May 2, 1994,  the  initial  rate of at least 0.10%
will increase over time. Thus as the proportion of Delaware Large Cap Value Fund
A Class shares  purchased on or after May 2, 1994 to outstanding  Class A Shares of  Delaware  Large Cap Value  Fund  increases,  the  expenses  attributable  to payments under the Plan will also increase (but will not exceed 0.30% of average daily net assets).

                                       39

     While payments pursuant to the Plans may not exceed the foregoing  amounts, the Plans do not limit fees to amounts actually expended by the Distributor.  It is  therefore  possible  that  the  Distributor  may  realize  a  profit  in any
particular  year.   However,   the  Distributor   currently   expects  that  its
distribution  expenses  will  likely  equal or exceed  payments  to it under the
Plans. The Distributor  may,  however,  incur such additional  expenses and make
additional   payments  to  dealers  from  its  own   resources  to  promote  the
distribution  of  shares  of the Fund  Classes.  The  monthly  fees  paid to the
Distributor  under the Plans are  subject  to the  review  and  approval  of the
Trust's Independent Trustees,  who may reduce the fees or terminate the Plans at any time.

     All of the  distribution  expenses  incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of the Fund would be borne by such  persons  without  any  reimbursement  from such Fund  Classes.
Consistent  with the  requirements  of Rule  12b-1(h)  under the 1940  Act,  and subject to seeking best  execution,  a Fund may, from time to time,  buy or sell portfolio securities from or to firms which receive payments under the Plans.

     From time to time, the Distributor may pay additional  amounts from its own
resources  to  dealers  for  aid  in   distribution  or  for  aid  in  providing
administrative services to shareholders.

     The  Plans  and the  Distribution  Agreements,  as  amended,  have all been approved  by the Board of  Trustees  of the Trust,  including  a majority of the
Independent  Trustees who have no direct or indirect  financial  interest in the
Plans  and the  Distribution  Agreements,  by a vote cast in person at a meeting duly  called  for the  purpose  of  voting  on the  Plans  and such  Agreements.
Continuation of the Plans and the Distribution  Agreements,  as amended, must be approved  annually  by the Board of  Trustees  in the same  manner as  specified above.

     Each year, the Board of Trustees must determine whether continuation of the
Plans is in the best interest of shareholders of the Fund Classes and that there is a reasonable  likelihood of each Plan  providing a benefit to its  respective
Fund  Class.  The Plans and the  Distribution  Agreements,  as  amended,  may be terminated  with  respect  to a Fund  Class at any  time  without  penalty  by a majority  of  Independent  Trustees  who have no  direct or  indirect  financial interest in the Plans and the Distribution Agreements,  or by a majority vote of the relevant Fund Class' outstanding voting securities. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the relevant Fund Class' outstanding voting securities, as well as by a majority  vote of  Independent  Trustees  who have no direct or indirect financial interest in the Plans or Distribution Agreements. With respect to each
Class A Plan, any material increase in the maximum percentage payable thereunder must also be approved by a majority of the  outstanding  voting  securities of a
Fund's Class B Shares.  Also, any other material  amendment to the Plans must be approved by a majority vote of the Trustees, including a majority of Independent
Trustees  who have no  direct or  indirect  financial  interest  in the Plans or
Distribution  Agreements.  In  addition,  in  order  for  the  Plans  to  remain effective, the selection and nomination of Independent Trustees must be effected by the Trustees who are Independent  Trustees and who have no direct or indirect financial interest in the Plans or Distribution  Agreements.  Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Trustees for their review.

     For the fiscal year ended  November 30, 2005,  payments from Delaware Large
Cap  Value  Fund  Class A,  Class B,  Class C and  Class R  Shares  amounted  to
$5,665,068;  $1,868,378;  $449,538; and $7,272, respectively.  Such amounts were used for the following purposes:

                                       40

------------------------------- ------------------- ------------------ ----------------- ------------------
Delaware Large Cap Value Fund        Class A             Class B           Class C            Class R
------------------------------- ------------------- ------------------ ----------------- ------------------
Advertising                              ----               ----              ----               ----
------------------------------- ------------------- ------------------ ----------------- ------------------
Annual/Semiannual Reports             $21,618             $2,218              $782                 $7
------------------------------- ------------------- ------------------ ----------------- ------------------
Broker Trails                      $4,475,762           $463,486          $379,134             $6,317
------------------------------- ------------------- ------------------ ----------------- ------------------
Broker Sales Charges                     ----         $1,221,113           $44,095               ----
------------------------------- ------------------- ------------------ ----------------- ------------------
Dealer Service Expenses                  ----               ----              ----               ----
------------------------------- ------------------- ------------------ ----------------- ------------------
Interest on Broker Sales                 ----           $129,926            $2,044               ----
Charges
------------------------------- ------------------- ------------------ ----------------- ------------------
Commissions to Wholesalers                $96               ----              ----               ----
------------------------------- ------------------- ------------------ ----------------- ------------------
Promotional - Broker Meetings            ----               ----              ----               ----
------------------------------- ------------------- ------------------ ----------------- ------------------
Promotional - Other                  $134,828             $4,908            $1,629                 $5
------------------------------- ------------------- ------------------ ----------------- ------------------
Prospectus Printing                   $42,664             $2,732            $1,122               $123
------------------------------- ------------------- ------------------ ----------------- ------------------
Telephone                                ----               ----              ----               ----
------------------------------- ------------------- ------------------ ----------------- ------------------
Wholesaler Expenses                  $958,051            $43,995           $20,732               $812
------------------------------- ------------------- ------------------ ----------------- ------------------
Other                                    ----               ----              ----               ----
------------------------------- ------------------- ------------------ ----------------- ------------------

     For the fiscal year ended  November 30, 2005,  payments from Delaware Value
Fund Class A,  Class B and Class C Shares  amounted  to  $61,312;  $39,957;  and
$88,432 respectively.  Class R amounts are not provided because these shares had not  commenced  operations  as of the end of the Fund's last fiscal  year.  Such amounts were used for the following purposes:

------------------------------- ------------------- ------------------ -----------------
Delaware Value Fund                  Class A             Class B           Class C
------------------------------- ------------------- ------------------ -----------------
Advertising                              ----               ----              ----
------------------------------- ------------------- ------------------ -----------------
Annual/Semiannual Reports                $736               $313              ----
------------------------------- ------------------- ------------------ -----------------
Broker Trails                         $58,085             $9,900           $11,067
------------------------------- ------------------- ------------------ -----------------
Broker Sales Charges                     ----            $13,851           $75,918
------------------------------- ------------------- ------------------ -----------------
Dealer Service Expenses                  ----               ----              ----
------------------------------- ------------------- ------------------ -----------------
Interest on Broker Sales                 $212             $2,609            $1,447
Charges
------------------------------- ------------------- ------------------ -----------------
Commissions to Wholesalers               ----               ----              ----
------------------------------- ------------------- ------------------ -----------------
Promotional - Broker Meetings            ----               ----              ----
------------------------------- ------------------- ------------------ -----------------
Promotional - Other                       $68             $1,882              ----
------------------------------- ------------------- ------------------ -----------------
Prospectus Printing                    $1,733               $576              ----
------------------------------- ------------------- ------------------ -----------------
Telephone                                ----               ----              ----
------------------------------- ------------------- ------------------ -----------------
Wholesaler Expenses                      $478            $10,826              ----
------------------------------- ------------------- ------------------ -----------------
Other                                    ----               ----              ----
------------------------------- ------------------- ------------------ -----------------

Other Payments to Dealers - Class A Shares,  Class B Shares,  Class C Shares and
Class R Shares
     From time to time, at the  discretion of the  Distributor,  all  registered broker/dealers  whose  aggregate  sales of Fund Classes exceed certain limits as set by the Distributor,  may receive from the Distributor an additional  payment of up to 0.25% of the dollar  amount of such  sales.  The  Distributor  may also provide  additional  promotional  incentives  or payments  to dealers  that sell shares of the Delaware Investments Funds. In some instances, these incentives or payments may be offered only to certain  dealers who maintain,  have sold or may sell certain  amounts of shares.  The  Distributor may also pay a portion of the expense of  pre-approved  dealer  advertisements  promoting the sale of Delaware
Investments fund shares.

Special Purchase Features - Class A Shares
     Buying Class A Shares at Net Asset Value:  The Fund  Classes'  Prospectuses
sets forth the  categories of investors who may purchase  Class A Shares at NAV.
This section provides additional information regarding this privilege. The Funds must be notified in advance that a trade qualifies for purchase at NAV.

     As disclosed in the Fund Classes'  Prospectuses,  certain  retirement plans that contain  certain  legacy  retirement  assets may make  purchases of Class A shares at NAV. The requirements are as follows:

                                       41

     o    The  purchase  must  be made by a  group  retirement  plan  (excluding
defined   benefit  plans)  (a)  that  purchased   Class  A  shares  prior  to  a
recordkeeping  transition  period from August 2004 to October 2004 and (b) where the plan participants  records were maintained on Retirement Financial Services,
Inc.'s ("RFS") proprietary  recordkeeping system, provided that the plan (i) has in excess of $500,000  of plan assets  invested in Class A Shares of one or more
Delaware  Investments Fund and any stable value account  available to investment advisory  clients of the Manager or its  affiliates;  or (ii) is sponsored by an employer  that has at any point  after  May 1, 1997 had more than 100  employees while such plan has held Class A Shares of a Delaware  Investments Fund and such employer has properly  represented to, and received  written  confirmation  back from RFS in writing that it has the requisite  number of  employees.  See "Group
Investment  Plans" for information  regarding the  applicability  of the Limited
CDSC.

     o    The  purchase  must be made by any group  retirement  plan  (excluding defined  benefit pension plans) that purchased Class A shares prior to an August
2004 to  October  2004  recordkeeping  transition  period and  purchased  shares through a retirement plan alliance program, provided that RFS was the sponsor of the alliance program or had a product  participation  agreement with the sponsor of the alliance program.

     As  disclosed  in  the  Fund  Classes'  Prospectuses  certain  legacy  bank sponsored  retirement  plans may make  purchases  of Class A shares at net asset value. These purchases may be made by bank sponsored retirement plans that held, but are no longer eligible to purchase,  Institutional Class shares or interests in a collective trust as a result of a change in distribution arrangements.

     Allied Plans:  Class A Shares are available for purchase by participants in certain  401(k)  Defined  Contribution  Plans  ("Allied  Plans")  which are made available  under a joint venture  agreement  between the Distributor and another institution  through which mutual funds are marketed and which allow investments in Class A Shares of designated  Delaware  Investments Funds ("eligible Delaware
Investments  Fund  shares"),   as  well  as  shares  of  designated  classes  of
non-Delaware   Investments  Funds  ("eligible   non-Delaware   Investments  Fund
shares").  Class B Shares and Class C Shares are not  eligible  for  purchase by
Allied Plans.

     With respect to purchases made in connection with an Allied Plan, the value of eligible  Delaware  Investments and eligible  non-Delaware  Investments  Fund shares  held by the Allied Plan may be  combined  with the dollar  amount of new purchases  by that Allied  Plan to obtain a reduced  front-end  sales  charge on additional purchases of eligible Delaware Investments Fund shares. See "Combined
Purchases Privilege" below.

     Participants  in Allied Plans may  exchange  all or part of their  eligible
Delaware  Investments Fund shares for other eligible  Delaware  Investments Fund shares or for  eligible  non-Delaware  Investments  Fund  shares at NAV  without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Investments and non-Delaware  Investments,  which were not subject to a front end sales charge,  will be subject to the applicable  sales charge if exchanged for eligible Delaware  Investments Fund shares to which a sales charge applies.  No sales charge will apply if the eligible fund shares were previously acquired  through the  exchange of eligible  shares on which a sales  charge was already  paid or through  the  reinvestment  of  dividends.  See  "Investing  by
Exchange" below.

     A dealer's  commission  may be payable on  purchases  of eligible  Delaware
Investments  Fund  shares  under an Allied  Plan.  In  determining  a  financial advisor's  eligibility  for a dealer's  commission  on NAV purchases of eligible
Delaware   Investments   Fund  shares  in  connection  with  Allied  Plans,  all
participant holdings in the Allied Plan will be aggregated. See "Class A Shares"
above under "Purchasing Shares."

     The Limited CDSC is applicable to redemptions of net asset value  purchases from an Allied Plan on which a dealer's commission has been paid. Waivers of the
Limited  CDSC,  as  described  in  the  Fund  Classes'  Prospectuses,  apply  to redemptions  by  participants  in Allied  Plans  except in the case of exchanges between eligible Delaware Investments and non-Delaware  Investments Fund shares.
When  eligible  Delaware  Investments  Fund shares are  exchanged  into eligible non-Delaware  Investments  Fund shares,  the Limited CDSC will be imposed at the time of the exchange,  unless the joint  venture  agreement  specifies  that the amount of the  Limited  CDSC will be paid by the  financial  advisor  or selling dealer. See "Contingent Deferred Sales Charge for Certain Redemptions of Class A
Shares Purchased at Net Asset Value" under "Redemption and Exchange" below.

                                       42

     Letter of Intention:  The reduced  front-end sales charges  described above with respect to Class A Shares are also  applicable to the  aggregate  amount of purchases  made by any such  purchaser  within a 13-month  period  pursuant to a written  Letter of  Intention  provided  by the  Distributor  and  signed by the purchaser, and not legally binding on the signer or the Trust which provides for the holding in escrow by the Transfer  Agent, of 5% of the total amount of Class
A Shares  intended to be purchased  until such purchase is completed  within the
13-month  period. A Letter of Intention may be dated to include shares purchased up to 90 days prior to the date the Letter of Intention is signed.  The 13-month period begins on the date of the earliest purchase.  If the intended  investment is not completed,  except as noted below,  the purchaser will be asked to pay an amount equal to the  difference  between the  front-end  sales charge on Class A
Shares  purchased at the reduced rate and the front-end  sales charge  otherwise applicable to the total shares purchased.  If such payment is not made within 20 days  following the expiration of the 13-month  period,  the Transfer Agent will surrender an appropriate  number of the escrowed  shares for redemption in order to realize the  difference.  Such purchasers may include the values (at offering price at the level  designated in their Letter of Intention) of all their shares of the Funds and of any class of any of the  other  Delaware  Investments  Funds previously  purchased and still held as of the date of their Letter of Intention toward  the  completion  of  such  Letter,  except  as  described  below.  Those purchasers  cannot include  shares that did not carry a front-end  sales charge,
CDSC or Limited CDSC,  unless the  purchaser  acquired  those shares  through an exchange  from a  Delaware  Investments  Fund that did carry a  front-end  sales charge,  CDSC  or  Limited  CDSC.  For  purposes  of  satisfying  an  investor's obligation under a Letter of Intention, Class B Shares and Class C Shares of the
Funds and the  corresponding  classes  of shares of other  Delaware  Investments
Funds which offer such shares may be aggregated with Class A Shares of the Funds and the corresponding class of shares of the other Delaware Investments Funds.

     Employers offering a Delaware Investments retirement plan may also complete a Letter of Intention to obtain a reduced  front-end sales charge on investments of Class A Shares made by the plan. The aggregate investment level of the Letter of Intention  will be determined and accepted by the Transfer Agent at the point of plan  establishment.  The level and any  reduction in front-end  sales charge will be based on actual plan  participation  and the  projected  investments  in
Delaware  Investments Funds that are offered with a front-end sales charge, CDSC or Limited CDSC for a 13-month period.  The Transfer Agent reserves the right to adjust the signed Letter of Intention  based on this  acceptance  criteria.  The
13-month  period will begin on the date this Letter of  Intention is accepted by the Transfer Agent. If actual investments exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this Letter of Intention is not  fulfilled  within the  13-month  period,  the plan  level will be  adjusted
(without completing another Letter of Intention) and the employer will be billed for the  difference in front-end  sales charges due,  based on the plan's assets under management at that time. Employers may also include the value (at offering price at the level  designated in their Letter of Intention) of all their shares intended for purchase that are offered with a front-end  sales  charge,  CDSC or
Limited  CDSC of any  class.  Class B Shares and Class C Shares of the Funds and other Delaware Investments Funds which offer corresponding classes of shares may also be aggregated for this purpose.

     Combined  Purchases  Privilege:  When you determine the availability of the reduced front-end sales charges on Class A Shares,  you can include,  subject to the exceptions  described below, the total amount of any Class of shares you own of a Fund and all other Delaware  Investments Funds. In addition,  if you are an investment  advisory  client of the Manager's  affiliates you may include assets held in a stable value account in the total amount.  However, you cannot include mutual fund shares that do not carry a front-end  sales charge,  CDSC or Limited
CDSC,  unless you  acquired  those  shares  through an exchange  from a Delaware
Investments Fund that did carry a front-end sales charge, CDSC or Limited CDSC.

     The  privilege  also  extends  to all  purchases  made  at one  time  by an individual; or an individual,  his or her spouse and their children under 21; or
a trustee or other  fiduciary  of trust  estates or  fiduciary  accounts for the benefit of such family members (including certain employee benefit programs).

     Right of  Accumulation:  In  determining  the  availability  of the reduced front-end  sales  charge  on Class A Shares,  purchasers  may also  combine  any subsequent purchases of Class A Shares, Class B Shares and Class C Shares of the
Funds,  as well as  shares  of any  other  class  of any of the  other  Delaware
Investments  Funds  which  offer such  classes  (except  shares of any  Delaware
Investments  Fund which do not carry a front-end  sales charge,  CDSC or Limited
CDSC).  If, for example,  any such purchaser has previously  purchased and still holds  Class A Shares  of a

                                       43

Fund  and/or  shares  of any  other of the  classes  described  in the  previous sentence with a value of $40,000 and subsequently  purchases $10,000 at offering price of additional  shares of Class A Shares of the Fund, the charge applicable to the  $10,000  purchase  would  currently  be 4.75%.  For the  purpose of this calculation,  the shares  presently held shall be valued at the public  offering
price  that  would   have  been  in  effect  had  the  shares   been   purchased
simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A Shares in the Fund Classes'  Prospectuses to determine
the   applicability   of  the  Right  of   Accumulation   to  their   particular
circumstances.

     12-Month  Reinvestment  Privilege:  Holders  of Class A Shares  and Class B
Shares of the Funds (and of the Institutional  Class Shares holding shares which were  acquired  through an exchange from one of the other  Delaware  Investments
Funds  offered  with a front-end  sales  charge) who redeem such shares have one year from the date of  redemption  to reinvest  all or part of their  redemption proceeds in the same Class of the Funds or in the same Class of any of the other
Delaware Investments Funds. In the case of Class A Shares, the reinvestment will not be assessed a front-end sales charge and in the case of Class B Shares,  the amount of the CDSC  previously  charged on the redemption  will be reimbursed by the Distributor.  The reinvestment will be subject to applicable eligibility and minimum  purchase  requirements and must be in states where shares of such other funds may be sold. This reinvestment privilege does not extend to Class A Shares where the  redemption  of the shares  triggered  the payment of a Limited  CDSC.
Persons investing  redemption  proceeds from direct  investments in the Delaware
Investments Funds,  offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A Shares. The reinvestment privilege does not extend to a redemption of Class C Shares.

     Any such  reinvestment  cannot  exceed the  redemption  proceeds  (plus any amount necessary to purchase a full share). The reinvestment will be made at the
NAV next determined after receipt of remittance.  In the case of Class B Shares, the time that the previous  investment  was held will be included in determining any applicable  CDSC due upon  redemptions  as well as the automatic  conversion into Class A Shares.

     A  redemption  and  reinvestment  of Class B Shares  could have  income tax consequences.  Shareholders  will receive from the Distributor the amount of the
CDSC paid at the time of redemption as part of the reinvested shares,  which may be  treated  as a  capital  gain  to the  shareholder  for tax  purposes.  It is recommended that a tax advisor be consulted with respect to such transactions.

     Any  reinvestment  directed  to a  Delaware  Investments  Fund in which the investor  does not then have an account will be treated  like all other  initial purchases of such Fund's  shares.  Consequently,  an investor  should obtain and read  carefully the prospectus  for the Delaware  Investments  Fund in which the investment  is  intended  to be made  before  investing  or sending  money.  The prospectus  contains more complete  information  about the Delaware  Investments
Fund, including charges and expenses.

     Investors  should consult their  financial  advisors or the Transfer Agent, which  also  serves  as  the  Fund's  shareholder  servicing  agent,  about  the applicability  of the  Class A  Limited  CDSC in  connection  with the  features described above.

     Group  Investment  Plans:  Group Investment Plans which are not eligible to purchase  shares of the  Institutional  Class may also  benefit from the reduced front-end sales charges for investments in Class A Shares set forth in the table in the Fund Classes' Prospectuses,  based on total plan assets. If a company has more than one plan  investing  in  Delaware  Investments  Funds,  then the total amount  invested  in all  plans  would  be used in  determining  the  applicable
front-end  sales  charge   reduction  upon  each  purchase,   both  initial  and
subsequent,  upon  notification  to the Funds at the time of each such purchase.
Employees  participating  in such Group  Investment  Plans may also  combine the investments made in their plan account when determining the applicable front-end sales charge on  purchases to  non-retirement  Delaware  Investments  investment accounts if they so notify the Fund in which they are  investing  in  connection
with  each  purchase.   See  "Retirement  Plans  for  the  Fund  Classes"  under
"Investment Plans" below for information about retirement plans.

     The  Limited  CDSC  is  generally  applicable  to  any  redemptions  of NAV purchases  made  on  behalf  of a group  retirement  plan  on  which a  dealer's commission has been paid only if such redemption is made pursuant to a

                                       44

withdrawal of the entire plan from a Delaware  Investments Fund. See "Contingent
Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net
Asset  Value"  under  "Redemption  and  Exchange"  below.   Notwithstanding  the
foregoing,  the Limited  CDSC for Class A Shares on which a dealer's  commission has been paid will be waived in  connection  with  redemptions  by certain group defined contribution  retirement plans that purchase shares through a retirement plan  alliance  program  which  requires  that shares will be  available at NAV, provided  that RFS  either  was the  sponsor  of the  alliance  program or had a product  participation  agreement with the sponsor of the alliance  program that specifies that the Limited CDSC will be waived.

Availability of Class R Shares
     Class  R  Shares  generally  are  available  only  to:  (i)  qualified  and non-qualified plan shareholders  covering multiple employees  (including 401(k),
401(a),  457, and  non-custodial  403(b) plans,  as well as other  non-qualified deferred  compensation plans) with assets (at the time shares are considered for purchase)  of $10  million  or  less;  and  (ii)  to IRA  rollovers  from  plans maintained on  Delaware's  retirement  recordkeeping  system that are offering R
Class Shares to participants.

Availability of Institutional Class Shares
     The  Institutional  Class of each Fund is generally  available for purchase only by: (i) retirement  plans introduced by persons not associated with brokers or dealers  that are  primarily  engaged in the retail  securities  business and rollover  individual  retirement  accounts  from  such  plans;  (ii)  tax-exempt employee  benefit plans of the Manager or its affiliates  and securities  dealer firms  with a  selling  agreement  with  the  Distributor;  (iii)  institutional advisory  accounts  of the Manager or its  affiliates  and those  having  client relationships with Delaware Investment Advisers, an affiliate of the Manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee  benefit plans and rollover  individual  retirement  accounts from such institutional  advisory  accounts;  (iv)  a  bank,  trust  company  and  similar financial  institution  investing  for its own account or for the account of its trust  customers for whom the  financial  institution  is exercising  investment discretion in  purchasing  shares of the Class,  except where the  investment is part of a program that requires  payment of the financial  institution of a Rule
12b-1  Plan fee;  (v)  registered  investment  advisors  investing  on behalf of clients that  consist  solely of  institutions  and high  net-worth  individuals having at least $1,000,000 entrusted to the advisor for investment purposes, but only if the advisor is not affiliated or associated  with a broker or dealer and derives  compensation  for its  services  exclusively  from its clients for such advisory  services;  (vi)  certain  plans  qualified  under  Section  529 of the
Internal  Revenue Code for which the Funds' Manager,  Distributor or one or more
of  their   affiliates   provide   recordkeeping,   administrative,   investment
management,  marketing, distribution or similar services ("Eligible 529 Plans");
and (vii)  programs  sponsored by financial  intermediaries  where such programs require the purchase of institutional class shares.

                                INVESTMENT PLANS

Reinvestment Plan/Open Account
     Unless otherwise designated by shareholders in writing,  dividends from net investment income and distributions from realized  securities  profits,  if any, will be  automatically  reinvested in additional  shares of the respective  Fund
Class in which an  investor  has an  account  (based on the NAV in effect on the reinvestment  date) and will be  credited to the  shareholder's  account on that date. All dividends and distributions of the Institutional  Class are reinvested in the accounts of the holders of such shares (based on the NAV in effect on the reinvestment  date). A confirmation of each dividend payment from net investment income and of distributions from realized  securities  profits,  if any, will be mailed to shareholders in the first quarter of the next fiscal year.

     Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and  fractional  shares to their plan  accounts at any time either  through their  investment  dealers or by sending a check to the  specific  Fund in which shares  are  being  purchased.  Such  purchases,  which  must  meet the  minimum subsequent purchase  requirements set forth in the Prospectuses and this Part B, are made for  Class A Shares  at the  public  offering  price,  and for  Class B
Shares,  Class C Shares,  Class R Shares and  Institutional  Class Shares at the
NAV, at the end of the day of receipt.  A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.

                                       45

Reinvestment of Dividends in Other Delaware Investments Funds
     Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below,  holders of Fund Classes may  automatically reinvest dividends and/or distributions in any of the other Delaware Investments
Funds,  including  the Funds,  in states  where their  shares may be sold.  Such investments  will be at NAV at the close of  business on the  reinvestment  date without any front-end sales charge or service fee. The  shareholder  must notify the Transfer  Agent in writing and must have  established an account in the fund
into  which  the  dividends  and/or  distributions  are  to  be  invested.   Any
reinvestment  directed  to a fund in which  the  investor  does not then have an account will be treated like all other initial  purchases of the fund's  shares.
Consequently,  an investor  should obtain and read  carefully the prospectus for the fund in which the  investment  is intended to be made  before  investing  or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

     Subject to the following  limitations,  dividends and/or distributions from other  Delaware  Investments  Funds may be  invested  in  shares  of the  Funds, provided an account has been established.  Dividends from Class A Shares may not be directed to Class B Shares, Class C Shares or Class R Shares.  Dividends from
Class B Shares may only be  directed  to other  Class B Shares,  dividends  from
Class C Shares may only be directed to other Class C Shares and  dividends  from
Class R Shares may only be directed to other Class R Shares.

     Capital  gains  and/or  dividend  distributions  for  participants  in  the following  retirement plans are automatically  reinvested into the same Delaware
Investments Fund in which their investments are held: SAR/SEP,  SEP/IRA,  SIMPLE
IRA,  SIMPLE 401(k),  Profit Sharing and Money  Purchase  Pension Plans,  401(k)
Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

Investing by Exchange
     If you have an investment in another  Delaware  Investments  Fund,  you may write and authorize an exchange of part or all of your investment into shares of the  Funds.  If you wish to open an account by  exchange,  call the  Shareholder
Service  Center  for  more  information.   All  exchanges  are  subject  to  the
eligibility and minimum purchase requirements and any additional limitations set forth in the Funds'  Prospectuses.  See "Redemption and Exchange" below for more complete information concerning your exchange privileges.

Investing proceeds from Eligible 529 Plans
     The proceeds of a  withdrawal  from an Eligible 529 Plan which are directly reinvested in a substantially  similar class of the Delaware  Investments  Funds will qualify for treatment as if such proceeds had been  exchanged  from another
Delaware Investments Fund rather than transferred from the Eligible 529 Plan, as
described  under   "Redemption  and  Exchange"  below.  The  treatment  of  your redemption  proceeds  from an  Eligible  529  Plan  does  not  apply if you take possession  of the proceeds of the  withdrawal  and  subsequently  reinvest them
(i.e., the transfer is not made directly). Similar benefits may also be extended to direct transfers from a substantially similar class of a Delaware Investments
Fund into an Eligible 529 Plan.

Investing by Electronic Fund Transfer
     Direct Deposit Purchase Plan: Investors may arrange for the Funds to accept for  investment  in Class A Shares,  Class B  Shares,  Class C Shares or Class R
Shares,  through an agent bank,  pre-authorized  government or private recurring
payments.   This  method  of  investment   assures  the  timely  credit  to  the
shareholder's account of payments such as social security,  veterans' pension or compensation benefits,  federal salaries,  Railroad Retirement benefits, private payroll  checks,  dividends,  and disability or pension fund  benefits.  It also eliminates the possibility and inconvenience of lost, stolen and delayed checks.

     Automatic  Investing Plan:  Shareholders of Class A Shares,  Class B Shares
and Class C Shares may make automatic  investments by  authorizing,  in advance, monthly or quarterly  payments  directly from their checking account for deposit into their Fund account.  This type of  investment  will be handled in either of the following  ways: (i) if the  shareholder's  bank is a member of the National
Automated  Clearing  House  Association  ("NACHA"),  the amount of the  periodic investment will be  electronically  deducted from his or her checking account by
Electronic Fund Transfer  ("EFT") and such checking account will reflect a debit although  no check is  required  to  initiate  the  transaction;  or (ii) if the shareholder's  bank  is not a  member  of  NACHA,  deductions  will  be  made by pre-authorized checks, known as

                                       46

Depository  Transfer Checks.  Should the  shareholder's  bank become a member of
NACHA in the  future,  his or her  investments  would be handled  electronically through EFT.

     This  option is not  available  to  participants  in the  following  plans:
SAR/SEP,  SEP/IRA,  SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase
Pension Plans,  401(k) Defined  Contribution Plans, or 403(b)(7) or 457 Deferred
Compensation Plans.

                                      * * *

     Minimum Initial/Subsequent Investments by Electronic Fund Transfer: Initial
investments  under the Direct Deposit Purchase Plan and the Automatic  Investing
Plan must be for $250 or more and subsequent  investments  under such plans must be for $25 or more. An investor wishing to take advantage of either service must complete  an  authorization  form.  Either  service can be  discontinued  by the shareholder at any time without penalty by giving written notice.

     Payments to the Funds from the federal government or its agencies on behalf of a  shareholder  may be  credited  to the  shareholder's  account  after  such payments should have been  terminated by reason of death or otherwise.  Any such payments are subject to reclamation  by the federal  government or its agencies.
Similarly, under certain circumstances,  investments from private sources may be subject to reclamation by the transmitting  bank. In the event of a reclamation, the Funds may  liquidate  sufficient  shares  from a  shareholder's  account  to reimburse  the  government  or the  private  source.  In  the  event  there  are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Funds.

Direct Deposit Purchases by Mail
     Shareholders  may authorize a third party,  such as a bank or employer,  to make  investments  directly to their Fund accounts.  The Funds will accept these investments, such as bank-by-phone,  annuity payments and payroll allotments, by mail directly from the third party.  Investors should contact their employers or financial  institutions  who  in  turn  should  contact  the  Trust  for  proper instructions.

MoneyLine(SM) On Demand
     You or your investment dealer may request purchases of Fund shares by phone using  MoneyLine(SM)  On Demand.  When you  authorize  the Funds to accept  such requests from you or your investment  dealer,  funds will be withdrawn from (for share  purchases)  your  pre-designated  bank  account.  Your  request  will  be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine(SM) On Demand transactions.

     It may take up to four business days for the  transactions to be completed.
You can initiate this service by completing  an Account  Services  form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed.  The Funds do not charge a fee for this service; however, your bank may charge a fee.

Wealth Builder Option
     Shareholders  can use the  Wealth  Builder  Option  to  invest  in the Fund
Classes  through  regular  liquidations  of  shares in their  accounts  in other
Delaware Investments Funds. Shareholders of the Fund Classes may elect to invest in one or more of the  other  Delaware  Investments  Funds  through  the  Wealth
Builder Option. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive  the  automatic  investment,  such new account must meet the minimum  initial  purchase  requirements  described in the prospectus of the fund that you select.  All  investments  under this option are exchanges and are therefore  subject to the same  conditions and  limitations as other exchanges noted above.

     Under this automatic  exchange program,  shareholders can authorize regular monthly  investments  (minimum  of $100 per fund) to be  liquidated  from  their account  and  invested  automatically  into other  Delaware  Investments  Funds, subject  to the  conditions  and  limitations  set  forth in the  Fund  Classes'
Prospectuses.  The investment will be made on the 20th day of each month (or, if the fund  selected is not open that day,  the next  business  day) at the public

                                       47

offering  price  or NAV,  as  applicable,  of the fund  selected  on the date of investment.  No  investment  will be made  for any  month  if the  value  of the shareholder's account is less than the amount specified for investment.

     Periodic  investment  through  the Wealth  Builder  Option  does not insure profits or protect against losses in a declining  market.  The price of the fund into which  investments are made could  fluctuate.  Since this program  involves continuous investment regardless of such fluctuating value,  investors selecting this option should consider their  financial  ability to continue to participate in the program through periods of low fund share prices.  This program  involves automatic  exchanges  between  two or more fund  accounts  and is  treated  as a purchase  of shares of the fund into  which  investments  are made  through  the program. Shareholders can terminate their participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made.

     This  option is not  available  to  participants  in the  following  plans:
SAR/SEP,  SEP/IRA,  SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase
Pension  Plans and  401(k),  403(b)(7)  or 457 Plans.  This  option  also is not available to shareholders of the Institutional Classes.

Asset Planner
     The Funds previously  offered the Asset Planner asset  allocation  service.
This  service is no longer  offered for the Funds.  Please call the  Shareholder
Service  Center  at (800)  523-1918  if you have any  questions  regarding  this service.

Retirement Plans for the Fund Classes
     An  investment  in the Funds may be suitable  for  tax-deferred  retirement plans,  such as: Profit  Sharing or Money  Purchase  Pension  Plans,  Individual
Retirement  Accounts  ("IRAs"),  Roth IRAs,  SEP/IRAs,  SAR/SEPs,  401(k) plans,
403(b)(7) plans,  457 plans,  SIMPLE IRAs and SIMPLE 401(k)s.  In addition,  the
Funds  may  be  suitable  for  use  in  Coverdell   Education  Savings  Accounts
("Coverdell  ESAs").  For further details  concerning  these plans and accounts, including applications,  contact your investment advisor or the Distributor.  To determine  whether the benefits of a tax-sheltered  retirement plan or Coverdell
ESA are available and/or appropriate, you should consult with a tax adviser.

     Class B Shares are  available  only through IRAs,  SIMPLE IRAs,  Roth IRAs,
Coverdell ESAs, SEP/IRAs,  SAR/IRAs, 403(b)(7) plans and 457 Plans. The CDSC may be waived on certain  redemptions of Class B Shares and Class C Shares.  See the
Fund  Classes'  Prospectuses  for a list of the  instances  in which the CDSC is waived.

     Purchases of Class B Shares are subject to a maximum purchase limitation of
$100,000 for retirement plans.  Purchases of Class C Shares must be in an amount that is less than $1,000,000 for such plans.  The maximum  purchase  limitations apply only to the initial purchase of shares by the retirement plan.

     Minimum investment  limitations  generally applicable to other investors do not apply to  retirement  plans  other than IRAs,  for which  there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25, regardless of which Class is selected.  Retirement plans may be subject to plan  establishment fees, annual maintenance fees and/or other  administrative or trustee fees. Fees are based upon the number of  participants  in the plan as well as the  services selected.  Additional  information  about fees is  included in  retirement  plan materials.  Fees are quoted upon request.  Annual maintenance fees may be shared by Delaware  Management Trust Company,  the Transfer Agent,  other affiliates of the Manager and others that provide services to such Plans.

     Certain  shareholder  investment  services available to non-retirement plan shareholders  may not be  available to  retirement  plan  shareholders.  Certain retirement  plans may  qualify to  purchase  shares of the  Institutional  Class
Shares.  See "Availability of Institutional  Class Shares" above. For additional information on any of the plans and Delaware  Investments'  retirement services, call the Shareholder Service Center telephone number.

                                       48

                 DETERMINING OFFERING PRICE AND NET ASSET VALUE

     Orders for purchases and  redemptions of Class A Shares are effected at the offering price next  calculated  after receipt of the order by the Funds,  their agent or certain other authorized persons.  Orders for purchases and redemptions of Class B Shares, Class C Shares, Class R Shares and Institutional Class Shares
are effected at the NAV per share next calculated  after receipt of the order by the Funds,  their agent or certain other authorized  persons.  See "Distributor"
under "Investment  Advisor and Other Service  Providers" above.  Selling dealers are responsible for transmitting orders promptly.

     The  offering  price for Class A Shares  consists of the NAV per share plus any  applicable  sales  charges.  Offering  price and NAV are computed as of the close of regular  trading on the New York Stock Exchange (the "NYSE"),  which is normally 4 p.m.,  Eastern time, on days when the NYSE is open for business.  The
NYSE is scheduled to be open Monday  through  Friday  throughout the year except for days when the following holidays are observed: New Year's Day, Martin Luther
King, Jr.'s Birthday,  Presidents' Day, Good Friday,  Memorial Day, Independence
Day, Labor Day,  Thanksgiving and Christmas.  When the NYSE is closed, the Funds will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

     The NAV per  share  for each  share  class of each  Fund is  calculated  by subtracting the liabilities of each class from its total assets and dividing the resulting  number  by the  number  of  shares  outstanding  for that  class.  In determining each Fund's total net assets,  portfolio securities primarily listed or traded on a national or foreign  securities  exchange,  except for bonds, are generally  valued at the closing  price on that  exchange,  unless such  closing prices are determined to be not readily available pursuant to the Funds' pricing procedures.  Exchange  traded options are valued at the last reported sale price or,  if no  sales  are  reported,  at the mean  between  bid and  asked  prices.
Non-exchange traded options are valued at fair value using a mathematical model.
Futures  contracts  are  valued at their  daily  quoted  settlement  price.  For valuation  purposes,  foreign currencies and foreign  securities  denominated in foreign  currency  values will be converted into U.S.  dollar values at the mean between the bid and offered  quotations of such currencies  against U.S. dollars based on rates in effect that day.  Securities  not traded on a particular  day, over-the-counter  securities, and government and agency securities are valued at the mean value between bid and asked prices.  Money market  instruments having a maturity  of less than 60 days are valued at  amortized  cost.  Debt  securities
(other  than  short-term  obligations)  are  valued on the  basis of  valuations provided by a pricing  service when such prices are believed to reflect the fair value  of  such  securities.  Foreign  securities  and  the  prices  of  foreign securities  denominated in foreign  currencies are translated to U.S. dollars at the mean between the bid and offer  quotations of such currencies based on rates in effect as of the close of the London Stock Exchange. Use of a pricing service has been approved by the Board of Trustees. Prices provided by a pricing service take into account appropriate  factors such as institutional  trading in similar groups of securities,  yield,  quality,  coupon rate,  maturity,  type of issue, trading  characteristics  and  other  market  data.  Subject  to the  foregoing, securities  for which  market  quotations  are not readily  available  and other assets  are  valued at fair  value as  determined  in good faith and in a method approved by the Board of Trustees.

     Each Class of a Fund will bear,  pro-rata,  all of the common  expenses  of that Fund.  The NAVs of all  outstanding  shares of each Class of a Fund will be
computed  on  a  pro-rata  basis  for  each  outstanding   share  based  on  the
proportionate  participation  in that Fund represented by the value of shares of that Class. All income earned and expenses  incurred by a Fund, will be borne on a pro-rata  basis by each  outstanding  share of a Class,  based on each  Class'
percentage  in that Fund  represented  by the  value of shares of such  Classes, except that  Institutional  Classes will not incur any of the expenses under the
Trust's Rule 12b-1  Plans,  while the Fund Classes will bear the Rule 12b-1 Plan expenses payable under their respective Plans. Due to the specific  distribution expenses and other costs that will be  allocable to each Class,  the NAV of each
Class of a Fund will vary.

                             REDEMPTION AND EXCHANGE

General Information
     You can redeem or exchange  your shares in a number of different  ways that are described below.  Your shares will be redeemed or exchanged at a price based on the NAV next  determined  after the Funds receive your request in good order, subject,  in the case of a redemption,  to any applicable  CDSC or Limited CDSC.
For example,  redemption

                                       49

or exchange  requests  received in good order after the time the offering  price and NAV of shares are determined will be processed on the next business day. See the Funds'  Prospectuses.  A  shareholder  submitting a  redemption  request may indicate  that he or she wishes to  receive  redemption  proceeds  of a specific dollar  amount.  In the  case  of such a  request,  and in the  case of  certain redemptions  from retirement plan accounts,  the Funds will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B Shares and
Class C Shares,  and, if  applicable,  the  Limited  CDSC in the case of Class A
Shares  and  tender  to the  shareholder  the  requested  amount,  assuming  the shareholder  holds enough shares in his or her account for the  redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC.
Redemption  proceeds will be distributed  promptly,  as described below, but not later than seven days after receipt of a redemption request.

     Except as noted below, for a redemption  request to be in "good order," you must provide your account number, account registration,  and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the  Delaware  Investments  Fund in which you want to invest the proceeds.  Exchange  instructions and redemption  requests must be signed by the record  owner(s)  exactly as the shares are  registered.  You may  request a redemption  or an  exchange  by calling the  Shareholder  Service  Center at 800
523-1918. The Funds may suspend,  terminate,  or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

     In addition to redemption of the Funds' shares, the Distributor,  acting as agent of the Funds, offers to repurchase Fund shares from broker/dealers  acting on behalf of shareholders. The redemption or repurchase price, which may be more or less than the shareholder's  cost, is the NAV per share next determined after receipt  of the  request in good order by the  Funds,  their  agent,  or certain authorized persons, subject to applicable CDSC or Limited CDSC. This is computed and  effective  at the time  the  offering  price  and NAV are  determined.  See
"Determining  Offering  Price  and Net  Asset  Value"  above.  The Funds and the
Distributor  end their  business  days at 5 p.m.,  Eastern  time.  This offer is discretionary  and may be completely  withdrawn  without  further  notice by the
Distributor.

     Orders  for the  repurchase  of Fund  shares  which  are  submitted  to the
Distributor  prior to the close of its  business day will be executed at the NAV per share computed that day (subject to the applicable CDSC or Limited CDSC), if the  repurchase  order was received by the  broker/dealer  from the  shareholder prior to the time the  offering  price and NAV are  determined  on such day. The selling dealer has the responsibility of transmitting  orders to the Distributor promptly.  Such repurchase is then settled as an ordinary  transaction  with the broker/dealer  (who may  make a  charge  to the  shareholder  for this  service)
delivering the shares repurchased.

     Payment for shares  redeemed  will  ordinarily  be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in  good  order  by  either  Fund  or  certain  other  authorized  persons  (see
"Distributor" under "Investment Advisor and Other Service Providers"); provided, however,  that each commitment to mail or wire redemption  proceeds by a certain time, as described  below,  is modified by the  qualifications  described in the next paragraph.

     The Funds will process  written and  telephone  redemption  requests to the extent that the  purchase  orders for the shares  being  redeemed  have  already settled. The Funds will honor redemption requests as to shares for which a check was tendered as payment,  but the Funds will not mail or wire the proceeds until it is reasonably  satisfied that the purchase check has cleared,  which may take up to 15 days from the purchase date. You can avoid this potential  delay if you purchase shares by wiring Federal Funds.  Each Fund reserves the right to reject a written  or  telephone  redemption  request  or delay  payment  of  redemption proceeds  if there has been a recent  change  to the  shareholder's  address  of record.

     If a  shareholder  has been  credited  with a purchase  by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the
Funds  will  automatically  redeem  from the  shareholder's  account  the shares purchased by the check plus any dividends  earned thereon.  Shareholders  may be responsible for any losses to the Funds or to the Distributor.

                                       50

     In case of a suspension of the determination of the NAV because the NYSE is closed for other than weekends or holidays,  or trading thereon is restricted or an  emergency  exists as a result of which  disposal by the Funds of  securities owned by them are not reasonably practical, or they are not reasonably practical for the Funds  fairly to value  their  assets,  or in the event that the SEC has provided for such suspension for the protection of  shareholders,  the Funds may postpone payment or suspend the right of redemption or repurchase. In such case, the  shareholder may withdraw the request for redemption or leave it standing as a request for  redemption at the NAV next  determined  after the  suspension has been terminated.

     Payment for shares  redeemed or  repurchased  may be made either in cash or kind,  or partly in cash and partly in kind.  Any portfolio  securities  paid or distributed in kind would be valued as described in "Determining  Offering Price and  Net  Asset  Value"  above.  Subsequent  sale  by an  investor  receiving  a distribution  in kind  could  result in the  payment of  brokerage  commissions.
However,  the Trust has  elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem  shares  solely in cash up to the lesser of $250,000 or 1.00% of the NAV of such Fund during any 90-day period for any one shareholder.

     The value of each Fund's  investments is subject to changing market prices.
Thus, a shareholder  redeeming  shares of the Funds may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

     Certain  redemptions  of Class A Shares  purchased at NAV may result in the imposition of a Limited CDSC. See "Contingent  Deferred Sales Charge for Certain
Redemptions of Class A Shares  Purchased at Net Asset Value" below.  Class B and
Class C Shares of Funds are  subject  to CDSCs as  described  under  "Contingent
Deferred  Sales  Charge - Class B Shares and Class C Shares"  under  "Purchasing
Shares" above and in the Fund Classes'  Prospectuses.  Except for the applicable
CDSC or  Limited  CDSC  and,  with  respect  to the  expedited  payment  by wire described below for which, in the case of the Fund Classes,  there may be a bank wiring cost,  neither the Funds nor the Distributor charge a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

     Holders  of Class B Shares or Class C Shares  that  exchange  their  shares
("Original  Shares")  for shares of other  Delaware  Investments  Funds (in each case, "New Shares") in a permitted exchange,  will not be subject to a CDSC that might otherwise be due upon  redemption of the Original  Shares.  However,  such shareholders  will continue to be subject to the CDSC and any CDSC assessed upon redemption of the New Shares will be charged by the Fund from which the Original
Shares were  exchanged.  In the case of Class B Shares,  shareholders  will also continue to be subject to the  automatic  conversion  schedule  of the  Original
Shares as  described  in this Part B. In an  exchange of Class B Shares from the
Funds, the Funds' CDSC schedule may be higher than the CDSC schedule relating to the New Shares  acquired as a result of the exchange.  For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor  held the  Original  Shares is added to the period of time that an  investor  held the New  Shares.  With  respect  to Class B Shares,  the automatic  conversion schedule of the Original Shares may be longer than that of the New  Shares.  Consequently,  an  investment  in New Shares by  exchange  may subject an investor to the higher Rule 12b-1 fees  applicable  to Class B Shares of the Funds for a longer  period of time than if the  investment  in New Shares were made directly.

     Holders  of Class A Shares of the Funds may  exchange  all or part of their shares for shares of other Delaware  Investments Funds,  including other Class A
Shares,  but may not exchange  their Class A Shares for Class B Shares,  Class C
Shares or Class R Shares of the Funds or of any other Delaware Investments Fund.
Holders of Class B Shares of the Funds are  permitted to exchange all or part of their  Class B Shares  only into  Class B Shares of other  Delaware  Investments
Fund.  Similarly,  holders  of Class C Shares  of the  Funds  are  permitted  to exchange  all or part of their  Class C Shares  only into  Class C Shares of any other Delaware  Investments Fund. Class B Shares of the Funds and Class C Shares
of the Funds  acquired by exchange  will  continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of the Funds acquired by exchange will be added to that of the shares that were exchanged for purposes of determining  the time of the automatic  conversion into Class A Shares of the
Funds.  Holders of Class R Shares of the Funds are  permitted to exchange all or part of their  Class R  Shares  only  into  Class R  Shares  of  other  Delaware
Investments Funds or, if Class R Shares are not available for a particular fund, into the Class A Shares of such Fund.

                                       51

     Permissible exchanges into Class A Shares of the Funds will be made without a  front-end  sales  charge,  except  for  exchanges  of  shares  that  were not previously subject to a front-end sales charge (unless such shares were acquired through the  reinvestment  of  dividends).  Permissible  exchanges  into Class B
Shares or Class C Shares of the Funds will be made without the  imposition  of a
CDSC by the Delaware  Investments  Fund from which the exchange is being made at the time of the exchange.

     Each  Fund  also  reserves  the right to  refuse  the  purchase  side of an exchange request by any person, or group if, in the Manager's judgment, the Fund would be  unable  to  invest  effectively  in  accordance  with  its  investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if a Fund receives or anticipates  simultaneous orders affecting significant portions of the Fund's assets.

Written Redemption
     You  can  write  to the  Funds  at 2005  Market  Street,  Philadelphia,  PA
19103-7094  to redeem some or all of your shares.  The request must be signed by all owners of the account or your investment  dealer of record.  For redemptions of more than $100,000,  or when the proceeds are not sent to the  shareholder(s)
at the address of record,  the Funds  require a  signature  by all owners of the account and a signature  guarantee for each owner. A signature  guarantee can be obtained  from a commercial  bank,  a trust  company or a member of a Securities
Transfer Association  Medallion Program ("STAMP").  Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Funds may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

     Payment is  normally  mailed the next  business  day after  receipt of your redemption  request. If your Class A Shares or Institutional Class shares are in certificate form, the certificate(s)  must accompany your request and also be in good order.  Certificates  generally are no longer issued for Class A Shares and
Institutional  Class Shares.  Certificates  are not issued for Class B Shares or
Class C Shares.

     The  Funds  discourage  purchases  by market  timers  and  purchase  orders
(including the purchase side of exchange  orders) by shareholders  identified as market  timers may be  rejected.  The Funds will  consider  anyone who follows a pattern of market timing in any Delaware Investments Fund to be a market timer.

     Market timing of a Delaware  Investments  Fund occurs when  investors  make consecutive rapid short-term  "roundtrips",  or in other words, purchases into a
Delaware  Investments  Fund followed  quickly by redemptions out of that Fund. A short-term roundtrip is any redemption of Fund shares within 20 business days of a purchase of that Fund's shares. If you make a second such short-term roundtrip in a Delaware  Investments  Fund within the same calendar  quarter of a previous short-term  roundtrip in that Fund,  you may be considered a market  timer.  The purchase and sale of Fund shares  through the use of the exchange  privilege are also included in determining whether market timing has occurred.  The Funds also reserve the right to consider other trading patterns as market timing.

     Your ability to use the Funds' exchange privilege may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order.

Written Exchange
     You may also write to the Funds (at 2005 Market  Street,  Philadelphia,  PA
19103-7094)  to request an exchange  of any or all of your  shares into  another
Delaware  Investments  Funds,  subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange
     To get the added  convenience  of the  telephone  redemption  and  exchange methods,  you must have the Transfer Agent hold your shares (without charge) for you.  If you  hold  your  Class  A  Shares  or  Institutional  Class  shares  in certificate  form,  you may redeem or exchange  only by written  request and you must return your certificates.

                                       52

     Telephone  Redemption:  Check to Your  Address  of Record  service  and the
Telephone Exchange service, both of which are described below, are automatically provided  unless you notify the Funds in which you have your  account in writing that  you do not wish to have  such  services  available  with  respect  to your account.  Each Fund  reserves the right to modify,  terminate  or suspend  these procedures upon 60 days' written notice to shareholders.  It may be difficult to reach the Funds by telephone  during periods when market or economic  conditions lead to an unusually large volume of telephone requests.

     The Funds and their Transfer Agent are not  responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange  of Fund shares  which are  reasonably  believed  to be  genuine.  With respect  to such  telephone  transactions,  the  Funds  will  follow  reasonable procedures to confirm that  instructions  communicated  by telephone are genuine
(including  verification  of a form of personal  identification)  as, if it does not,  such  Fund or the  Transfer  Agent  may be liable  for any  losses  due to unauthorized or fraudulent transactions.  Telephone instructions received by the
Fund Classes are generally tape  recorded,  and a written  confirmation  will be provided for all purchase,  exchange and  redemption  transactions  initiated by telephone.  By  exchanging  shares by  telephone,  you are  acknowledging  prior receipt of a prospectus for the fund into which your shares are being exchanged.

     Telephone  Redemption--Check  to Your  Address  of  Record:  The  Telephone
Redemption  feature  is a quick and easy  method to redeem  shares.  You or your investment  dealer of record can have  redemption  proceeds  of $100,000 or less mailed  to you at  your  address  of  record.  Checks  will  be  payable  to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

     Telephone  Redemption--Proceeds to Your Bank: Redemption proceeds of $1,000 or more can be  transferred  to your  pre-designated  bank account by wire or by check.  You should  authorize  this service when you open your  account.  If you change your pre-designated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file.  If you  request a wire,  your funds will  normally be sent the next business day. If the proceeds are wired to the  shareholder's  account at a bank which is not a member of the Federal Reserve  System,  there could be a delay in the crediting of the funds to the  shareholder's  bank account.  A bank wire fee may be deducted from Fund Class redemption proceeds.  If you ask for a check, it will normally be mailed the next  business day after receipt of your  redemption request to your pre-designated bank account. There are no separate fees for this redemption  method, but mailing a check may delay the time it takes to have your redemption proceeds credited to your  pre-designated  bank account.  Simply call the Shareholder  Service Center prior to the time the offering price and NAV are determined, as noted above.

Telephone Exchange
     The Telephone  Exchange feature is a convenient and efficient way to adjust
your  investment   holdings  as  your  liquidity   requirements  and  investment
objectives  change.  You or your  investment  dealer of record can exchange your shares  into  other  Delaware  Investments  Funds  under the same  registration, subject to the same  conditions and  limitations as other exchanges noted above.
As with the written  exchange  service,  telephone  exchanges are subject to the requirements  of the Funds,  as  described  above.  Telephone  exchanges  may be subject to limitations as to amounts or frequency.

     The  telephone   exchange   privilege  is  intended  as  a  convenience  to
shareholders  and is not  intended to be a vehicle to  speculate  on  short-term swings in the securities market through frequent  transactions in and out of the
Delaware Investments Funds. Telephone exchanges may be subject to limitations as to amounts or frequency.  The Transfer  Agent and each Fund reserve the right to record  exchange  instructions  received  by  telephone  and to reject  exchange requests at any time in the future.

MoneyLine(SM) On Demand
     You or your investment dealer may request  redemptions of Fund Class shares by phone using  MoneyLine(SM) On Demand.  When you authorize the Funds to accept such requests  from you or your  investment  dealer,  funds will be deposited to
(for share redemptions) your pre-designated  bank account.  Your request will be processed the same day

                                       53

if you call prior to 4 p.m.,  Eastern  time.  There is a $25 minimum and $50,000 maximum limit for  MoneyLine(SM) On Demand  transactions.  For more information, see "MoneyLine(SM) On Demand" under "Investment Plans" above.

Systematic Withdrawal Plans
     Shareholders of Class A Shares,  Class B Shares, Class C Shares and Class R
Shares who own or purchase  $5,000 or more of shares at the offering  price,  or
NAV, as applicable,  for which certificates have not been issued may establish a
Systematic  Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals  of $75 or more,  although the Funds do not  recommend  any specific amount of withdrawal.  This is  particularly  useful to  shareholders  living on fixed incomes, since it can provide them with a stable supplemental amount. This
$5,000  minimum  does not  apply  for the  investments  made  through  qualified retirement  plans.  Shares  purchased  with the initial  investment  and through reinvestment  of cash dividends and realized  securities  profits  distributions will be credited to the shareholder's account and sufficient full and fractional shares  will be  redeemed  at the  NAV  calculated  on the  third  business  day preceding the mailing date.

     Checks are dated  either the 1st or the 15th of the month,  as  selected by the  shareholder  (unless  such date falls on a holiday or a  weekend),  and are normally  mailed within two business days.  Both ordinary  income  dividends and realized  securities profits  distributions will be automatically  reinvested in additional  shares of the Class at NAV.  This  plan is not  recommended  for all investors  and  should  be  started  only  after  careful  consideration  of its operation and effect upon the investor's savings and investment  program. To the extent  that  withdrawal  payments  from the plan  exceed any  dividends  and/or realized  securities  profits  distributions paid on shares held under the plan, the  withdrawal  payments  will  represent  a return of  capital,  and the share
balance  may  in  time  be  depleted,   particularly  in  a  declining   market.
Shareholders  should not purchase  additional  shares while  participating  in a
Systematic Withdrawal Plan.

     The sale of shares for withdrawal payments  constitutes a taxable event and a shareholder  may incur a capital gain or loss for federal income tax purposes.
This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated.  Premature withdrawals from retirement plans may have adverse tax consequences.

     Withdrawals  under  this  plan  made  concurrently  with the  purchases  of additional shares may be disadvantageous to the shareholder.  Purchases of Class
A Shares through a periodic  investment  program in the Funds must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except  if the  shareholder  is a  participant  in a  retirement  plan  offering
Delaware  Investments Funds or is investing in Delaware  Investments Funds which do not  carry a sales  charge.  Redemptions  of  Class A  Shares  pursuant  to a
Systematic  Withdrawal Plan may be subject to a Limited CDSC if the purchase was made  at net  asset  value  and a  dealer's  commission  has  been  paid on that purchase.  The  applicable  Limited CDSC for Class A Shares and CDSC for Class B
and C Shares  redeemed  via a Systematic  Withdrawal  Plan will be waived if the annual amount  withdrawn in each year is less than 12% of the account balance on the date that the Plan is  established.  If the annual  amount  withdrawn in any year  exceeds  12% of the  account  balance  on the  date  that  the  Systematic
Withdrawal Plan is established, all redemptions under the Plan will be subjected to the applicable CDSC,  including an assessment for previously redeemed amounts under the Plan.  Whether a waiver  of the CDSC is  available  or not,  the first shares to be redeemed for each Systematic  Withdrawal Plan payment will be those not subject to a CDSC because they have either  satisfied  the required  holding period or were acquired through the reinvestment of distributions.  See the Fund
Classes' Prospectuses for more information about the waiver of CDSCs.

     An investor wishing to start a Systematic  Withdrawal Plan must complete an authorization  form. If the recipient of Systematic  Withdrawal Plan payments is other than the  registered  shareholder,  the  shareholder's  signature  on this authorization must be guaranteed.  Each signature  guarantee must be supplied by an eligible  guarantor  institution.  Each Fund  reserves  the right to reject a
signature   guarantee   supplied  by  an  eligible   institution  based  on  its
creditworthiness. This plan may be terminated by the shareholder or the Transfer
Agent at any time by giving written notice.

     Systematic  Withdrawal  Plan  payments are normally  made by check.  In the alternative,  you may elect to have  your  payments  transferred  from your Fund account to your  pre-designated  bank account through the  MoneyLine(SM)  Direct
Deposit Service. Your funds will normally be credited to your bank account up to four business days after the

                                       54

payment date. There are no separate fees for this redemption method. It may take up to four business days for the transactions to be completed.  You can initiate this service by  completing an Account  Services  form. If your name and address are not  identical to the name and address on your Fund  account,  you must have your  signature  guaranteed.  The  Funds do not  charge a fee for this  service;
however,  your  bank  may  charge  a fee.  This  service  is not  available  for retirement plans.

     The  Systematic  Withdrawal  Plan is not  available  for the  Institutional
Classes.  Shareholders should consult with their financial advisors to determine whether a Systematic Withdrawal Plan would be suitable for them.

Contingent  Deferred  Sales  Charge for  Certain  Redemptions  of Class A Shares
Purchased at Net Asset Value
     For  purchases  of  $1,000,000,  a Limited  CDSC will be imposed on certain redemptions  of Class A Shares  (or  shares  into  which such Class A Shares are exchanged) according to the following schedule: (i) 1.00% if shares are redeemed during  the first  year after the  purchase;  and (ii) 0.50% if such  shares are redeemed during the second year after the purchase,  if such purchases were made at NAV and triggered the payment by the  Distributor of the dealer's  commission described above in "Dealer's Commission" under "Purchasing Shares."

     The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of : (i) the NAV at the time of purchase of the Class
A Shares  being  redeemed  or (2) the NAV of such  Class A Shares at the time of redemption. For purposes of this formula, the "NAV at the time of purchase" will be the NAV at  purchase  of the Class A Shares  even if those  shares  are later exchanged for shares of another  Delaware  Investments Fund and, in the event of an  exchange  of  Class  A  Shares,  the  "NAV  of such  shares  at the  time of redemption" will be the NAV of the shares acquired in the exchange.

     Redemptions of such Class A Shares held for more than two years will not be subjected  to the  Limited  CDSC and an  exchange  of such  Class A Shares  into another Delaware Investments Fund will not trigger the imposition of the Limited
CDSC at the time of such  exchange.  The period a  shareholder  owns shares into which Class A Shares are exchanged  will count towards  satisfying  the two-year holding  period.  The  Limited  CDSC is  assessed if such two year period is not satisfied  irrespective  of whether the redemption  triggering its payment is of
Class A Shares of the Funds or Class A Shares acquired in the exchange.

     In determining  whether a Limited CDSC is payable,  it will be assumed that shares not subject to the Limited CDSC are the first redeemed  followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

Waivers of Contingent Deferred Sales Charges
     Please  see the Fund  Classes'  Prospectuses  for  instances  in which  the
Limited CDSC  applicable  to Class A Shares and the CDSCs  applicable to Class B and C Shares may be waived.

Additional Information on Waivers of Contingent Deferred Sales Charges
     As disclosed in the Fund Classes'  Prospectuses,  certain  retirement plans that contain  certain legacy assets may redeem shares without paying a CDSC. The following plans may redeem shares without paying a CDSC:

o    The redemption must be made by a group defined contribution retirement plan that purchased  Class A shares through a retirement  plan alliance  program that  required  shares to be available at net asset value and RFS served as the  sponsor  of  the  alliance  program  or  had a  product  participation agreement with the sponsor of the alliance  program that specified that the limited CDSC would be waived.

o    The redemption must be made by any group retirement plan (excluding defined
     benefit   pension  plans)  that  purchased   Class  C  shares  prior  to  a
     recordkeeping  transition  period  from  August  2004 to  October  2004 and purchased shares through a retirement plan alliance program,  provided that
     (i)  RFS  was  the  sponsor  of  the  alliance  program  or  had a  product participation  agreement with the sponsor of the alliance  program and (ii)
     RFS  provided  fully  bundled   retirement  plan  services  and  maintained
     participant records on its proprietary recordkeeping system.

                                       55

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Distributions
     Delaware  Large  Cap  Value  Fund  will  normally  make  payments  from net investment  income, if any, to shareholders as dividends  quarterly and Delaware
Value Fund will normally make such payments, if any, annually. Payments from net realized  securities  profits of a Fund, if any, will be distributed as annually in the quarter following the close of the fiscal year.

     All  dividends and any capital gains  distributions  will be  automatically credited to the  shareholder's  account in  additional  shares of the same Class unless,  in the  case of  shareholders  in the  Fund  Classes,  the  shareholder requests in writing that such dividends  and/or  distributions  be paid in cash.
Dividend   payments  of  $1.00  or  less  will  be   automatically   reinvested,
notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's  dividends  increase to greater than $1.00, the shareholder  would have to file a new election in order to begin receiving dividends in cash again.

     Any check in payment of  dividends or other  distributions  which cannot be delivered  by the United  States Post  Office or which  remains  uncashed  for a period of more than one year may be reinvested in the  shareholder's  account at the  then-current  net asset value and the  dividend  option may be changed from cash to reinvest.  A Fund may deduct from a  shareholder's  account the costs of the Fund's effort to locate a shareholder if a shareholder's mail is returned by the Post Office or the Fund is  otherwise  unable to locate the  shareholder  or verify the shareholder's  mailing address.  These costs may include a percentage of the account when a search  company  charges a percentage  fee in exchange for their location services.

     Each class of shares of a Fund will share proportionately in the investment income and expenses of such Fund,  except that, absent any applicable fee waiver
Class A Shares,  Class B Shares,  Class C Shares  and Class R Shares  alone will incur distribution fees under their respective 12b-1 Plans.

Taxes
     Distributions of Net Investment  Income. The Funds receive income generally in the  form of  dividends  and  interest  on  their  investments  in  portfolio securities.  This income,  less  expenses  incurred in the  operation of a Fund, constitutes  its net investment  income from which dividends may be paid to you.
If you are a taxable  investor,  any  distributions  by a Fund from such  income
(other than qualified  dividends)  will be taxable to you at ordinary income tax rates, whether you take them in cash or in additional shares.

     Distributions  of Capital Gains. A Fund may derive capital gain and loss in connection  with  sales  or  other  dispositions  of its  portfolio  securities.
Distributions  derived from the excess of net  short-term  capital gain over net long-term capital loss will be taxable to you as ordinary income.  Distributions paid from the excess of net long-term  capital gain over net short-term  capital loss will be taxable to you as long-term  capital  gain,  regardless of how long you have held your shares in the Fund. Any net  short-term or long-term  capital gain realized by a Fund (net of any capital loss  carryovers)  generally will be distributed once each year and may be distributed more frequently,  if necessary in order to reduce or eliminate federal excise or income taxes on the Fund.

     Effect of Foreign  Withholding  Taxes.  The Funds may be subject to foreign withholding  taxes on income from certain  foreign  securities.  This,  in turn, could reduce a Fund's distributions paid to you.

     Effect of foreign  debt  investments  and  hedging on  distributions.  Most foreign  exchange gains  realized on the sale of debt  securities are treated as ordinary income by a Fund.  Similarly,  foreign  exchange losses realized on the sale of debt securities  generally are treated as ordinary  losses.  These gains when distributed are taxable to you as ordinary income,  and any losses reduce a
Fund's  ordinary  income  otherwise  available  for  distribution  to you.  This treatment could increase or decrease a Fund's ordinary income  distributions  to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital.  A return of capital generally is not taxable to you,  but  reduces  the tax basis of your  shares in the Fund.  Any return of capital in excess of your basis, however, is

                                       56

taxable as a capital gain.

     PFIC  securities.  The Funds may invest in securities  of foreign  entities that could be deemed for tax purposes to be passive foreign investment companies
(PFICs).  When investing in PFIC  securities,  a Fund intends to  mark-to-market these  securities  and  recognize  any gains at the end of its fiscal and excise
(described  below) tax years.  Deductions  for losses are allowable  only to the extent of any current or previously  recognized  gains.  These gains (reduced by allowable  losses)  are  treated as  ordinary  income that a Fund is required to distribute, even though it has not sold the securities. You should also be aware that the  designation  of a foreign  security as a PFIC  security will cause its income  dividends  to  fall  outside  of the  definition  of  qualified  foreign corporation  dividends.  These  dividends  generally  will not  qualify  for the reduced rate of taxation on qualified  dividends  when  distributed  to you by a
Fund.

     Information  on the Amount and Tax  Character of  Distributions.  The Funds
will inform you of the amount and  character of your  distributions  at the time they are paid, and will advise you of the tax status of such  distributions  for federal  income tax purposes  shortly after the close of each calendar  year. If you have  not held  Fund  shares  for a full  year,  a Fund  may  designate  and distribute to you, as ordinary income,  qualified  dividends or capital gains, a percentage  of income  that is not  equal to the  actual  amount of such  income earned during the period of your investment in the Fund.  Taxable  Distributions declared by a Fund in  December,  but paid in January,  are taxable to you as if they were paid in December.

     Election  to be Taxed as a  Regulated  Investment  Company.  Each  Fund has
elected to be treated as a regulated  investment  company under  Subchapter M of the Internal  Revenue Code and intends to so qualify  during the current  fiscal year.  As regulated  investment  companies,  the Funds  generally pay no federal income tax on the income and gains they distribute to you. The Board of Trustees reserves the right not to distribute a Fund's net long-term  capital gain or not to maintain the qualification of a Fund as a regulated  investment company if it determines  such a course of action to be  beneficial  to  shareholders.  If net long-term  capital  gain is  retained,  a Fund  would be taxed on the gain,  and shareholders  would be notified that they are entitled to a credit or refund for the tax paid by the Fund.  If a Fund fails to qualify as a regulated  investment company,  the Fund would be subject to federal,  and possibly  state,  corporate taxes on its taxable income and gains, and distributions to you will be taxed as dividend income to the extent of such Fund's earnings and profits.

     In order to qualify as a regulated  investment  company for federal  income tax purposes, each Fund must meet certain specific requirements, including:

     (i)  A Fund must maintain a diversified portfolio of securities, wherein no security,  including the securities of a qualified  publicly traded  partnership
(other  than  U.S.  government  securities  and  securities  of other  regulated investment  companies)  can exceed 25% of the Fund's  total  assets,  and,  with respect to 50% of the Fund's total assets,  no  investment  (other than cash and cash  items,  U.S.  government  securities  and  securities  of other  regulated investment  companies)  can exceed 5% of the Fund's  total  assets or 10% of the outstanding voting securities of the issuer;

     (ii) A Fund must derive at least 90% of its gross  income  from  dividends, interest,  payments  with respect to  securities  loans,  gains from the sale or disposition of stock, securities or foreign currencies,  or other income derived with  respect  to its  business  of  investing  in such  stock,  securities,  or currencies,  and net income  derived  from an interest  in a qualified  publicly traded partnership; and

     (iii) A Fund  must  distribute  to its  shareholders  at  least  90% of its investment  company  taxable  income and net  tax-exempt  income for each of its fiscal years.

     Excise Tax  Distribution  Requirements.  To avoid federal excise taxes, the
Code  requires  each Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the  calendar  year;  98% of its  capital  gain net  income  earned  during  the twelve-month  period ending November 30; and 100% of any  undistributed  amounts from the prior year. Each Fund intends to declare and pay these distributions in
December  (or to pay them in  January,  in which  case  you must  treat  them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.

                                       57

     Sales,  Exchanges  and  Redemption  of Fund Shares.  Sales,  exchanges  and redemptions (including redemptions in kind) are taxable transactions for federal and state  income tax  purposes.  If you redeem  your Fund  shares the  Internal
Revenue Service requires you to report any gain or loss on your  redemption.  If you held your shares as a capital asset,  the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.

     Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption  of shares  held for six months or less will be treated as  long-term capital loss to the extent of any long-term  capital gain  distributed to you by the Fund on those shares.

     Wash Sales.  All or a portion of any loss that you realize on a  redemption of your Fund shares will be  disallowed  to the extent that you buy other shares in the Fund  (through  reinvestment  of dividends or  otherwise)  within 30 days before or after your share  redemption.  Any loss  disallowed  under these rules will be added to your tax basis in the new shares.

     Deferral of basis-- Class A Shares only.  In reporting  gain or loss on the sale of your Fund shares, you may be required to adjust your basis in the shares you sell under the following circumstances:

     IF:
          o    In  your  original  purchase  of  Fund  shares,  you  received  a reinvestment  right (the right to reinvest your sales proceeds at a reduced or with no sales charge), and
          o    You sell some or all of your  original  shares  within 90 days of their purchase, and
          o    You reinvest the sales proceeds in the Fund or in another Fund of the Trust,  and the sales  charge that would  otherwise  apply is reduced or eliminated;

     THEN: In reporting  any gain or loss on your sale,  all or a portion of the sales charge that you paid for your  original  shares is excluded  from your tax basis in the shares sold and added to your tax basis in the new shares.

     U.S.  Government  Securities.  Income  earned on  certain  U.S.  government obligations  is exempt  from  state and local  personal  income  taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct  obligations of the U.S.  government,  subject in some states to minimum  investment  or reporting  requirements  that must be met by a
Fund.  Income on  investments  by a Fund in certain other  obligations,  such as repurchase agreements collateralized by U.S. government obligations,  commercial paper and federal agency-backed  obligations (e.g., Government National Mortgage
Association (GNMA) or Federal National Mortgage Association (FNMA) obligations), generally  does not qualify for  tax-free  treatment.  The rules on exclusion of this income are different for corporations.

     Qualified Dividend Income for Individuals.  For individual shareholders,  a portion of the dividends paid by a Fund may be qualified  dividends eligible for taxation at  long-term  capital  gain rates.  This  reduced  rate  generally  is available  for  dividends  paid by a Fund out of dividends  earned on the Fund's
investment   in  stocks  of  domestic   corporations   and   qualified   foreign
corporations.

     Both a Fund and the investor must meet certain holding period  requirements to qualify Fund dividends for this treatment. Specifically, a Fund must hold the stock for at least 61 days during the 121-day  period  beginning  60 days before the stock becomes ex-dividend.  Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend.  The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the  dividend  payment.  When  counting the number of days you held your
Fund  shares,  include the day you sold your shares but not the day you acquired these shares.

     While the income  received in the form of a qualified  dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term  capital  losses against  qualified dividend income on your

                                       58

federal income tax return.  Any qualified  dividend  income that you elect to be taxed at these  reduced  rates  also  cannot  be used as  investment  income  in determining your allowable investment interest expense. For other limitations on the amount of or use of  qualified  dividend  income on your  income tax return, please contact your personal tax advisor.

     After the close of its fiscal year, each Fund will designate the portion of its ordinary  dividend  income that meets the  definition of qualified  dividend income  taxable  at  reduced  rates.  If 95% or more of a Fund's  income is from qualified  sources,  it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

     Dividends-Received  Deduction  for  Corporations.  The portion of dividends paid by a Fund that so qualifies will be designated each year in a notice mailed to the Fund's  shareholders,  and cannot  exceed the gross  amount of  dividends received by a Fund from domestic (U.S.)  corporations  that would have qualified for the  dividends-received  deduction  in the hands of a Fund if the Fund was a regular  corporation.  The availability of the  dividends-received  deduction is subject to certain holding period and debt financing  restrictions imposed under the Code on the corporation  claiming the deduction.  The amount that a Fund may designate as eligible for the  dividends-received  deduction  will be reduced or eliminated  if the  shares  on which  the  dividends  earned  by the  Fund  were debt-financed  or held by the Fund  for  less  than a  minimum  period  of time, generally  46 days  during a 91-day  period  beginning  45 days before the stock becomes ex-dividend. Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your shares may also be reduced or  eliminated.  Even if designated as  dividends  eligible  for the  dividends-received  deduction,  all  dividends
(including any deducted  portion) must be included in your  alternative  minimum taxable income calculation.

     Investment  in  Complex  Securities.   The  Funds  may  invest  in  complex
securities  that could be subject to  numerous  special  and  complex tax rules.
These rules  could  accelerate  the  recognition  of income by a Fund  (possibly
causing  the  Fund  to  sell   securities   to  raise  the  cash  for  necessary
distributions)  and/or  defer a Fund's  ability to  recognize  a loss,  and,  in limited cases,  subject a Fund to U.S. federal income tax on income from certain foreign  securities.  These  rules  could  also  affect  whether  gain  or  loss recognized  by a Fund is treated as  ordinary  or  capital,  or as  interest  or dividend  income.  In addition,  a Fund's  investment in real estate  investment trust  ("REIT")  securities  could in limited  circumstances  cause a tax-exempt
investor  to  have  unrelated  business  taxable  income.   These  rules  could,
therefore,  affect the amount,  timing or character of the income distributed to you by a Fund. For example:

     Derivatives.  Each Fund is permitted to invest in certain options, futures, forwards or foreign currency  contracts.  If a Fund makes these investments,  it could be required to  mark-to-market  these contracts and realize any unrealized gains and losses at its fiscal  year end even  though it  continues  to hold the contracts.  Under these rules, gains or losses on the contracts  generally would be treated as 60% long-term  and 40%  short-term  gains or losses,  but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In determining its net income for excise tax purposes,  the Fund also would be required to mark-to-market  these contracts  annually as of November 30
(for capital gain net income) and December 31 (for taxable ordinary income), and to realize and distribute any resulting income and gains.

     Short sales and  securities  lending  transactions.  Delaware  Value Fund's entry into a short sale  transaction  or a Fund's  entry into an option or other contract  could  be  treated  as  the  "constructive  sale"  of an  "appreciated financial  position," causing it to realize gain, but not loss, on the position.
Additionally,  a Fund's entry into securities lending transactions may cause the replacement  income  earned on the  loaned  securities  to fall  outside  of the definition of qualified dividend income.  This replacement income generally will not be eligible for reduced rates of taxation on qualified  dividend income and, to the extent that debt  securities  are loaned,  will  generally not qualify as qualified interest income for foreign withholding tax purposes.

     Tax  straddles.  A Fund's  investment  in options,  futures,  forwards,  or foreign currency contracts in connection with certain hedging transactions could cause it to hold offsetting positions in securities.  If the Fund's risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds  other  securities,  the Fund  could be deemed to have entered  into a tax  "straddle"  or to hold a  "successor  position"  that would require any loss realized by it to be deferred for tax purposes.

                                       59

     Investment in REITs. Certain tax-exempt  shareholders,  including qualified pension plans,  individual  retirement  accounts,  salary deferral  arrangements
(401(k)s)  and other  tax-exempt  entities,  generally  are exempt from  federal income taxation except with respect to their unrelated  business  taxable income
(UBTI).  To the  extent  that a Fund  invests  in a REIT that  invests  in REMIC residual interests, a portion of the Fund's income that is attributable to these residual  interests  (and  which  is  referred  to in  the  Code  as an  "excess inclusion")  will be  subject  to federal  income  tax in all  events.  Treasury regulations  that have yet to be issued in final  form are  expected  to provide that excess inclusion income of regulated investment companies,  such as a Fund, will be  allocated  to  shareholders  of the  regulated  investment  company  in proportion  to the  dividends  received  by such  shareholders,  with  the  same consequences  as if you held the related REMIC residual  interest  directly.  In general, excess inclusion income allocated to tax-exempt shareholders (i) cannot be offset by net operating  losses  (subject to a limited  exception for certain thrift  institutions),  (ii)  will  constitute  UBTI to  entities  (including  a qualified pension plan, an individual retirement account, a 401(k) plan or other tax-exempt  entity)  subject  to  tax  on  unrelated  business  income,  thereby potentially  requiring such an entity that is allocated excess inclusion income, and otherwise  might not be required to file a tax return,  to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax.

     Backup Withholding.  By law, a Fund must withhold a portion of your taxable dividends and sales proceeds unless you:

     o    provide  your  correct  social  security  or  taxpayer  identification number,
     o    certify that this number is correct,
     o    certify that you are not subject to backup withholding, and
     o    certify that you are a U.S. person (including a U.S. resident alien).

     The  Fund  also  must  withhold  if the  IRS  instructs  it to do so.  When withholding  is  required,  the amount will be 28% of any  dividends or proceeds paid.  The special U.S. tax  certification  requirements  applicable to non-U.S.
investors are described under the "Non-U.S. Investors" heading below.

     Non-U.S.  Investors.  Non-U.S. Investors may be subject to U.S. withholding and estate tax and are subject to special U.S. tax  certification  requirements.
Foreign  persons should consult their tax advisors  about the  applicability  of
U.S.  tax  withholding  and the use of the  appropriate  forms to certify  their status.

     In general.  The United States imposes a flat 30% withholding tax (or lower treaty rate) on U.S. source dividends.

     Capital Gain  Dividends & Short-Term  Capital Gain  Dividends.  In general, capital  gain  dividends  paid by a Fund from  either  long-term  or  short-term capital  gains (other than gain  realized on  disposition  of U.S. real property interests) are not subject to U.S.  withholding tax unless you are a nonresident alien  individual  present  in  the  United  States  for  a  period  or  periods aggregating 183 days or more during the taxable year.

     Interest-Related Dividends. Also, interest-related dividends paid by a Fund from  qualified  interest  income  are  not  subject  to U.S.  withholding  tax.
"Qualified interest income" includes,  in general,  U.S. source (1) bank deposit interest,  (2) short-term original discount and (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in  registered  form,  unless  it is  earned  on an  obligation  issued  by a corporation or  partnership in which the Fund is a 10-percent  shareholder or is
contingent  interest,  and  (4)  any  interest-related   dividend  from  another
regulated  investment  company.  On any payment date,  the amount of an ordinary dividend  that is designated  by a Fund as an  interest-related  dividend may be more or  less  than  the  amount  that is so  qualified.  This  is  because  the designation is based on an estimate of the Fund's qualified  interest income for its entire fiscal year,  which can only be determined  with  exactness at fiscal
year  end.  In  addition,   the  Fund   reserves  the  right  not  to  designate
interest-related  dividends where the amount designated would be de minimis on a per share basis. As a consequence,  the Fund may  overwithhold a small amount of
U.S. tax from a dividend  payment.  In this case, the non-U.S.  investor's  only recourse may be to either forgo recovery of the excess withholding, or to file a
United States nonresident income tax return to recover the excess withholding.

                                       60

     Further  Limitations  on Tax Reporting for  Interest-Related  dividends and
Short-term  Capital Gain  dividends for non-U.S.  investors.  While a Fund makes
every  effort  to  disclose  any  amounts  of  interest-related   dividends  and
short-term   capital   gains   distributed   to   its   non-U.S.   shareholders,
intermediaries  who  have  assumed  tax  reporting   responsibilities  on  these
distributions  may not have fully  developed  systems  that will allow these tax withholding benefits to be passed through to them.

     Disposition  of a U.S.  Real  Property  Interest.  The Funds may  invest in securities of corporations or real estate  investment trusts (REITs) that invest in real  property.  The  Foreign  Investment  in Real  Property  Tax Act of 1980
(FIRPTA)  makes  non-U.S.  persons  subject to U.S. tax on disposition of a U.S.
real  property  interest  as if he or she  were  a U.S.  person.  Such  gain  is sometimes  referred to as FIRTPA  gain.  To the extent that the Fund  realizes a gain  on  its  investment  in a U.S.  real  property  interest,  or  receives  a distribution from the gain on the sale of a U.S. real property interest realized on one of its  investments,  and passes that gain  through to its  shareholders, such a distribution  when made to a non-U.S.  shareholder may be subject to U.S.
withholding  tax at a rate of 35% and may  require  the filing of a  nonresident
U.S. income tax return.

     In the unlikely  event a sale of Fund shares  results in FIRPTA  gain,  the gain  will be  taxed  as  income  "effectively  connected  with a U.S.  trade or business."  As a result the  non-U.S.  shareholder  will be required to pay U.S.
income tax on such gain and file a nonresident U.S. income tax return.

     Other.  Ordinary  dividends  paid by a Fund to  non-U.S.  investors  on the income earned on portfolio  investments in (i) the stock of domestic and foreign corporations,  and (ii) the debt of foreign  issuers  continue  to be subject to
U.S.  withholding  tax. If you hold your Fund shares in  connection  with a U.S.
trade  or  business,  your  income  and  gains  will be  considered  effectively connected  income and taxed in the U.S. on a net basis, in which case you may be required to file a  nonresident  U.S.  income tax  return.  The  exemption  from withholding for short-term capital gain dividends and interest-related dividends paid by a Fund is effective for dividends  paid with respect to taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008.

     U.S. Estate Tax. A partial exemption from U.S estate tax may apply to stock in a Fund held by the estate of a nonresident  decedent.  The amount  treated as exempt is based upon the proportion of the assets held by the Fund at the end of
the  quarter   immediately   preceding  the  decedent's   death  that  are  debt
obligations,  deposits,  or other  property  that would  generally be treated as situated  outside  the  United  States  if held  directly  by the  estate.  This provision  applies to decedents dying after December 31, 2004 and before January
1, 2008.

     U.S Tax Certification  Rules.  Special U.S. tax certification  requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder's country of residence.  In general, a non-U.S.  shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person,  to claim that you are the beneficial owner of the income and, if applicable,  to claim a reduced rate of, or exemption from,  withholding as a  resident  of a country  with  which the  United  States  has an income tax treaty. A Form W-8BEN provided  without a U.S.  taxpayer  identification  number will  remain in effect for a period  beginning  on the date signed and ending on the last day of the third  succeeding  calendar year unless an earlier change of circumstances makes the information on the form incorrect.

     This discussion of "DIVIDENDS,  DISTRIBUTIONS AND TAXES" is not intended or written to be used as tax advice and does not  purport to deal with all  federal tax consequences applicable to all categories of investors, some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in the Fund.

                             PERFORMANCE INFORMATION

     To obtain the Funds'  most  current  performance  information,  please call
(800) 523-1918 or visit www.delawareinvestments.com.

                                       61

     Each Fund calculates its total returns for each Class of shares  separately on an "annual  total  return" basis for various  periods.  Average  annual total return reflects the average annual  percentage  change in value of an investment in the Class over the measuring  period.  Total returns for each Class of shares also may be calculated on an "aggregate total return" basis for various periods.
Aggregate  total return reflects the total  percentage  change in value over the measuring  period.  Both methods of calculating  total return reflect changes in the  price  of the  shares  and  assume  that any  dividends  and  capital  gain distributions  made by a Fund with  respect  to a Class  during  the  period are reinvested in the shares of that Class.  When  considering  average total return figures  for  periods  longer than one year,  it is  important  to note that the annual  total  return of a Class for any one year in the period  might have been more or less  than  the  average  for the  entire  period.  Each  Fund  also may advertise from time to time the total return of one or more Classes of shares on a  year-by-year  or  other  basis  for  various  specified  periods  by means of quotations, charts, graphs or schedules.

                              FINANCIAL STATEMENTS

     Ernst & Young LLP, which is located at 2001 Market Street, Philadelphia, PA
19103, serves as the independent registered public accounting firm for the Trust and, in its capacity as such, audits the annual financial  statements  contained in each Fund's Annual Report. Each Fund's Statement of Net Assets,  Statement of
Operations,  Statements of Changes in Net Assets, Financial Highlights and Notes
to  Financial  Statements,  as well as the  report  of  Ernst & Young  LLP,  the independent  registered  public  accounting  firm,  for the  fiscal  year  ended
November 30, 2005,  are included in each Fund's Annual  Report to  shareholders.
The financial  statements and financial  highlights,  the notes relating thereto and the reports of Ernst & Young LLP listed above are  incorporated by reference from the Annual Reports into this Part B.

                                PRINCIPAL HOLDERS

     As of February 28, 2006,  management  believes the  following  shareholders held of record 5% or more of the  outstanding  shares of the  Funds.  Management does not have knowledge of beneficial owners.

--------------------- ----------------------------------------- -------------
Fund/Class            Name and Address of Account               Percentage
--------------------- ----------------------------------------- -------------
Delaware Large Cap    Merrill, Lynch, Pierce, Fenner & Smith          12.94%
Value Fund            For The Sole Benefit Of Its Customers
Class C Shares        Attention: Fund Administration
                      4600 Deer Lake Drive East, 2nd Floor
                      Jacksonville FL  32246
--------------------- ----------------------------------------- -------------
Delaware Large Cap    Merrill, Lynch, Pierce, Fenner & Smith          91.58%
Value Fund            For The Sole Benefit Of Its Customers
Class R Shares        Attention: Fund Administration
                      4600 Deer Lake Drive East, 2nd Floor
                      Jacksonville FL  32246
                      ----------------------------------------- -------------
                      MCB Trust Services Trustee FBO                   6.18%
                      Lai Construction Services Inc.
                      700 17th Street, Suite 300
                      Denver CO  80202-3531
--------------------- ----------------------------------------- -------------
Delaware Large Cap    MCB Trust Services Trustee FBO                  47.01%
Value Fund            Day & Zimmermann 401(K) Plan
Institutional Class   700 17th Street, Suite 300
Shares                Denver CO  80202-3531
                      ----------------------------------------- -------------
                      RS DMC Employee MPP Plan                        26.31%
                      Delaware Management Company
                      Employee Money Purchase Pension
                      C/O Rick Seidel
                      2005 Market Street
                      Philadelphia PA  19103-3638
                      ----------------------------------------- -------------

                                       62

                      MCB Trust Services Trustee FBO                   5.80%
                      Day & Zimmermann Hawthorne 401K Plan
                      700 17th Street, Suite 300
                      Denver CO  80202-3531
--------------------- ----------------------------------------- -------------
Delaware Value Fund   Merrill, Lynch, Pierce, Fenner & Smith           8.49%
Class A Shares        For The Sole Benefit Of Its Customers
                      Attention: Fund Administration
                      4600 Deer Lake Drive East, 2nd Floor
                      Jacksonville FL  32246
--------------------- ----------------------------------------- -------------
Delaware Value Fund   Merrill, Lynch, Pierce, Fenner & Smith          40.59%
Class B Shares        For The Sole Benefit Of Its Customers
                      Attention: Fund Administration
                      4600 Deer Lake Drive East, 2nd Floor
                      Jacksonville FL  32246
                      ----------------------------------------- -------------
                      Citigroup Global Markets, Inc.                   5.80%
                      Attention: Peter Booth, 7th Floor
                      333 West 34th Street
                      New York NY 10001-2402
--------------------- ----------------------------------------- -------------
Delaware Value Fund   Merrill, Lynch, Pierce, Fenner & Smith          79.48%
Class C Shares        For The Sole Benefit Of Its Customers
                      Attention: Fund Administration
                      4600 Deer Lake Drive East, 2nd Floor
                      Jacksonville FL  32246
--------------------- ----------------------------------------- -------------
Delaware Value Fund   DMH Corporation                                100.00%
Class R Shares        Attention: Rick Salus
                      2005 Market Street, 9th Floor
                      Philadelphia PA 19103-7042
--------------------- ----------------------------------------- -------------
Delaware Value Fund   Lincoln National Life Insurance Company         29.14%
Institutional Class   Attn: Cammie Kline 6H02
Shares                1300 South Clinton Street
                      Fort Wayne IN  46802-3518
                      ----------------------------------------- -------------
                      Chase Manhattan C/F                              7.95%
                      Delaware Group Foundation Fund Growth
                      Portfolio
                      Attn: Marisol Gordan
                      Global Investor Services
                      3 Metrotech Center, 8th Floor
                      Brooklyn NY  11201-3800
                      ----------------------------------------- -------------
                      Chase Manhattan C/F                              6.60%
                      Delaware Group Foundation Fund Balanced
                      Portfolio
                      Attn: Marisol Gordan
                      Global Investor Services
                      3 Metrotech Center, 8th Floor
                      Brooklyn NY  11201-3800
                      ----------------------------------------- -------------
                      Bost & Co                                        6.25%
                      FBO Tuition A/C Investment Program
                      C/O Mutual Fund Operation
                      PO Box 3198
                      Pittsburgh PA  15230-3198
                      ----------------------------------------- -------------
                      Bost & Co                                        5.80%
                      FBO Tuition A/C Investment Program
                      C/O Mutual Fund Operation
                      PO Box 3198
                      Pittsburgh PA  15230-3198

                                       63

                      ----------------------------------------- -------------
                      Bost & Co                                        5.66%
                      FBO Tuition A/C Investment Program
                      C/O Mutual Fund Operation
                      PO Box 3198
                      Pittsburgh PA  15230-3198
                      ----------------------------------------- -------------
                      Bost & Co                                        5.19%
                      FBO Tuition A/C Investment Program
                      C/O Mutual Fund Operation
                      PO Box 3198
                      Pittsburgh PA  15230-3198
--------------------- ----------------------------------------- -------------

                                       64

APPENDIX A - DESCRIPTION OF RATINGS

Bonds
Excerpts from Moody's Investors  Service,  Inc.  ("Moody's")  description of its bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of  investment  risk;  Aa--judged  to be  of  high  quality  by  all  standards;
A--possess   favorable  attributes  and  are  considered  "upper  medium"  grade obligations;  Baa--considered as medium grade obligations. Interest payments and principal  security  appear  adequate  for the present  but  certain  protective elements may be lacking or may be  characteristically  unreliable over any great length of time; Ba--judged to have speculative elements;  their future cannot be considered  as well  assured.  Often the  protection  of interest and  principal payments may be very moderate and thereby not well safeguarded  during both good and bad times over the future.  Uncertainty of position  characterizes  bonds in this class;  B--generally  lack  characteristics  of the  desirable  investment.
Assurance of interest and principal payments or of maintenance of other terms of the  contract  over  any long  period  of time may be  small;  Caa--are  of poor standing.  Such  issues may be in default  or there may be present  elements  of danger with respect to principal or interest;  Ca--represent  obligations  which are speculative in a high degree. Such issues are often in default or have other marked shortcomings;  C--the lowest rated class of bonds and issues so rated can be  regarded as having  extremely  poor  prospects  of ever  attaining  any real investment standing.

Excerpts  from  Standard  & Poor's  ("S&P")  description  of its  bond  ratings:
AAA--highest grade  obligations.  They possess the ultimate degree of protection as to principal and interest; AA--also qualify as high grade obligations, and in the  majority  of  instances  differ  from AAA  issues  only in a small  degree;
A--strong ability to pay interest and repay principal  although more susceptible to changes in circumstances; BBB--regarded as having an adequate capacity to pay interest  and  repay  principal;  BB,  B,  CCC,  CC--regarded,  on  balance,  as predominantly  speculative  with  respect to capacity to pay  interest and repay principal in  accordance  with the terms of the  obligation.  BB  indicates  the lowest degree of  speculation  and CC the highest degree of  speculation.  While such debt will likely have some quality and  protective  characteristics,  these are  outweighed  by large  uncertainties  or major  risk  exposures  to  adverse conditions;  C--reserved  for income  bonds on which no  interest is being paid;
D--in  default,  and payment of interest  and/or  repayment  of  principal is in arrears.

                                       65

                                     PART C
                                OTHER INFORMATION

Item 23.  Exhibits. The following exhibits are incorporated by  reference to the
          Registrant's  previously  filed documents indicated  below,  except as noted:

          (a)  Agreement and Declaration of Trust.

               (1)  Executed  Agreement and  Declaration of Trust  (December 17,
                    1998)   incorporated   into  this  filing  by  reference  to
                    Post-Effective Amendment No. 113 filed November 22, 1999.

               (2)  Executed   Certificate   of  Trust   (December   17,   1998)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 113 filed November 22, 1999.

          (b)  By-Laws.  Amended and Restated By-Laws (May 19, 2005) attached as
               Exhibit EX-99.b.

          (c)  Instruments Defining the Rights of Security Holders.

               (1)  Agreement and  Declaration of Trust.  Articles III, V and VI
                    of Agreement and Declaration of Trust incorporated into this filing by  reference  to  Post-Effective  Amendment  No. 113 filed November 22, 1999.

               (2)  By-Laws. Article II of Amended and Restated By-Laws (May 19,
                    2005) attached as Exhibit EX-99.b.

          (d)  Investment Management Agreement.

               (1)  Executed Investment Management Agreement (November 23, 1999)
                    between  Delaware  Management  Company and the Registrant on behalf  of  each  Fund  incorporated  into  this  filing  by reference to Post-Effective Amendment No. 116 filed November
                    27, 2000.

          (e)  Underwriting Contracts.

               (1)  Distribution Agreements.

                    (i)  Executed Distribution  Agreement (May 15, 2003) between
                         Delaware  Distributors,  L.P.  and  the  Registrant  on
                         behalf of each Fund  incorporated  into this  filing by
                         reference  to  Post-Effective  Amendment  No. 122 filed
                         November 24, 2003.

                    (ii) Executed   Second   Amended  and   Restated   Financial
                         Intermediary  Distribution  Agreement (August 21, 2003)
                         between   Delaware   Distributors,   L.P.  and  Lincoln
                         Financial   Distributors,   Inc.   on   behalf  of  the
                         Registrant  incorporated  into this filing by reference
                         to Post-Effective  Amendment No. 122 filed November 24,
                         2003.

                    (iii)Executed   Amendment   No.  1  (October  31,  2005)  to
                         Appendix A to Second  Amended  and  Restated  Financial
                         Intermediary Distribution Agreement attached as Exhibit
                         EX-99.e.1.iii.

               (2)  Dealer's  Agreement  (January 2001)  incorporated  into this filing by  reference  to  Post-Effective  Amendment  No. 119 filed January 29, 2003.

               (3)  Vision  Mutual  Fund  Gateway(R)Agreement   (November  2000)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 119 filed January 29, 2003.

               (4)  Registered  Investment  Advisers  Agreement  (January  2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 119 filed January 29, 2003.

               (5)  Bank/Trust  Agreement  (August 2004) attached as Exhibit No.
                    EX-99.e.5.

          (f)  Bonus or Profit Sharing Contracts. Not applicable.

          (g)  Custodian Agreements.

               (1)  Executed  Global  Custody  Agreement  (May 1, 1996)  between
                    JPMorgan Chase Bank (formerly The Chase  Manhattan Bank) and the Registrant incorporated into this filing by reference to
                    Post-Effective Amendment No. 116 filed November 27, 2000.

                    (i)  Executed  Amendment  (July 1,  2001) to Global  Custody
                         Agreement   between   JPMorgan   Chase   Bank  and  the
                         Registrant  incorporated  into this filing by reference
                         to  Post-Effective  Amendment No. 119 filed January 29,
                         2003.

                    (ii) Executed  Amendment No. 1 (July 17, 2003) to Schedule A
                         of Global Custody Agreement between JPMorgan Chase Bank
                         and the  Registrant  incorporated  into this  filing by
                         reference  to  Post-Effective  Amendment  No. 122 filed
                         November 24, 2003.

                    (iii)Executed  Letter to  JPMorgan  Chase Bank  (August  24,
                         1998) to add  Delaware  Large Cap Value Fund  (formerly
                         Delaware  Decatur  Equity  Income  Fund) to the  Global
                         Custody  Agreement  between JPMorgan Chase Bank and the
                         Registrant  incorporated  into this filing by reference
                         to Post-Effective  Amendment No. 116 filed November 27,
                         2000.

                    (iv) Executed  Letter to JPMorgan Chase Bank  (September 14,
                         1998) to add  Delaware  Value Fund  (formerly  Delaware
                         Diversified Value Fund) to the Global Custody Agreement
                         between   JPMorgan   Chase  Bank  and  the   Registrant
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective  Amendment  No. 116 filed  November  27,
                         2000.

               (2)  Executed  Securities  Lending Agreement  (December 22, 1998)
                    between  JPMorgan Chase Bank  (formerly The Chase  Manhattan
                    Bank) and the  Registrant  incorporated  into this filing by reference to Post-Effective Amendment No. 116 filed November
                    27, 2000.

                    (i)  Executed  Amendment  (October  1,  2002) to  Securities
                         Lending  Agreement  between JPMorgan Chase Bank and the
                         Registrant  incorporated  into this filing by reference
                         to  Post-Effective  Amendment No. 119 filed January 29,
                         2003.

                    (ii) Executed  Amendment No. 1 (July 17, 2003) to Schedule A
                         of Securities  Lending Agreement between JPMorgan Chase
                         Bank and the Registrant  incorporated  into this filing
                         by reference to Post-Effective  Amendment No. 122 filed
                         November 24, 2003.

          (h)  Other Material Contracts.

               (1)  Executed  Shareholder  Services  Agreement  (April 19, 2001)
                    between Delaware Service Company, Inc. and the Registrant on behalf  of  each  Fund  incorporated  into  this  filing  by reference to Post-Effective  Amendment No. 118 filed January
                    31, 2002.

                    (i)  Executed   Amendment   Letter   (August  23,  2002)  to
                         Shareholder  Services Agreement  incorporated into this
                         filing by reference to Post-Effective Amendment No. 122
                         filed November 24, 2003.

                    (ii) Executed  Schedule A (August 24,  2001) to  Shareholder
                         Services  Agreement  incorporated  into this  filing by
                         reference  to  Post-Effective  Amendment  No. 122 filed
                         November 24, 2003.

                    (iii)Executed  Schedule  B (May  19,  2005)  to  Shareholder
                         Services Agreement attached as Exhibit EX-99.h.1.iii.

               (2)  Executed  Delaware Group of Funds Fund Accounting  Agreement
                    (August 19, 1996) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to
                    Post-Effective Amendment No. 106 filed December 10, 1996 and to Post-Effective Amendment No. 110 filed July 1, 1998.

                    (i)  Executed   Schedule  B  (May  19,   2005)  to  Delaware
                         Investments  Family of Funds Fund Accounting  Agreement
                         attached as Exhibit EX-99.h.2.i.

                    (ii) Executed   Amendment  No.  30  (October  31,  2005)  to
                         Schedule A to Delaware Investments Family of Funds Fund
                         Accounting Agreement attached as Exhibit EX-99.h.2.ii.

               (3)  Form of Distribution  Expense  Limitation  Letter (March 28,
                    2006) between Delaware Distributors, L.P. and the Registrant attached as Exhibit EX-99.h.3.

               (4)  Form of Investment Advisory Expense Limitation Letter (March
                    28, 2006) between Delaware  Management  Company, a series of
                    Delaware   Management  Business  Trust  and  the  Registrant
                    attached as Exhibit EX-99.h.4.

          (i)  Legal Opinion. Opinion and Consent of Counsel (November 18, 1999)
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 113 filed November 22, 1999.

          (j)  Other  Opinions.   Consent  of  Independent   Registered   Public
               Accounting Firm (March 2006) attached as Exhibit EX-99.j.

          (k)  Omitted Financial Statements. Not applicable.

          (l)  Initial Capital Agreements. Not applicable.

          (m)  Plans under Rule 12b-1.

               (1)  Plan  under Rule 12b-1  (April 19,  2001) for each  Fund's A
                    Class   incorporated   into  this  filing  by  reference  to
                    Post-Effective Amendment No. 118 filed January 31, 2002.

               (2)  Plan  under Rule 12b-1  (April 19,  2001) for each  Fund's B
                    Class   incorporated   into  this  filing  by  reference  to
                    Post-Effective Amendment No. 118 filed January 31, 2002.

               (3)  Plan  under Rule 12b-1  (April 19,  2001) for each  Fund's C
                    Class   incorporated   into  this  filing  by  reference  to
                    Post-Effective Amendment No. 118 filed January 31, 2002.

               (4)  Plan under Rule 12b-1 (May 15, 2003) for each Fund's R Class attached as Exhibit EX-99.m.4.

          (n)  Plan under Rule 18f-3.  Plan under Rule 18f-3  (October 31, 2005)
               attached as Exhibit EX-99.n.

          (o)  Reserved. Not applicable.

          (p)  Codes of Ethics.

               (1)  Code of Ethics for the Delaware  Investments Family of Funds
                    (February 2006) attached as Exhibit EX-99.p.1.

               (2)  Code of Ethics for Delaware Investments (Delaware Management
                    Company, a series of Delaware Management Business Trust, and
                    Delaware  Distributors,  L.P.)  (February  2006) attached as
                    Exhibit EX-99.p.2.

               (3)  Code of Ethics  for  Lincoln  Financial  Distributors,  Inc.
                    (December 2005) attached as Exhibit EX-99.p.3.

          (q)  Other.  Powers of  Attorney  (May 18,  2005)  attached as Exhibit
               EX-99.q.

Item 24.  Persons Controlled by or under Common Control with Registrant.  None.

Item 25.  Indemnification.  Article VI of the Amended and Restated  By-Laws (May
          19, 2005) attached as Exhibit EX-99.b.

Item 26.  Business and Other Connections of Investment Advisor.

          Delaware  Management  Company  (the  "Manager"),  a series of Delaware
          Management  Business  Trust,  serves  as  investment  manager  to  the
          Registrant  and also serves as investment  manager or  sub-advisor  to certain of the other funds in the Delaware Investments Funds (Delaware
          Group  Adviser  Funds,  Delaware  Group Cash Reserve,  Delaware  Group
          Equity Funds I, Delaware Group Equity Funds III, Delaware Group Equity
          Funds IV,  Delaware  Group Equity Funds V, Delaware  Group  Foundation
          Funds,  Delaware Group Global &  International  Funds,  Delaware Group
          Government   Fund,   Delaware  Group  Income  Funds,   Delaware  Group
          Limited-Term  Government  Funds,  Delaware Group State Tax-Free Income
          Trust,  Delaware Group  Tax-Free  Fund,  Delaware Group Tax-Free Money
          Fund,  Delaware  Pooled Trust,  Delaware VIP Trust,  Voyageur  Insured
          Funds,  Voyageur  Intermediate  Tax-Free  Funds,  Voyageur  Investment
          Trust,  Voyageur  Mutual  Funds,  Voyageur  Mutual Funds II,  Voyageur
          Mutual  Funds  III,  Voyageur  Tax-Free  Funds,  Delaware  Investments
          Dividend and Income Fund, Inc.,  Delaware  Investments Global Dividend
          and Income Fund, Inc.,  Delaware  Investments Arizona Municipal Income
          Fund, Inc.,  Delaware  Investments  Colorado Insured  Municipal Income
          Fund,  Inc.,  Delaware  Investments  Florida Insured  Municipal Income
          Fund,  Delaware  Investments  Minnesota  Municipal  Income Fund, Inc.,
          Delaware  Investments  Minnesota  Municipal  Income Fund II, Inc.  and
          Delaware  Investments  Minnesota  Municipal  Income Fund III, Inc.) as
          well as to certain non-affiliated  registered investment companies. In addition,  certain  officers of the Manager  also serve as trustees of other  Delaware  Investments  Funds,  and  certain  officers  are also officers  of these  other  funds.  A company  indirectly  owned by the
          Manager's  parent company acts as principal  underwriter to the mutual funds in the  Delaware  Investments  Funds  (see  Item 27  below)  and another  such  company  acts  as the  shareholder  services,  dividend disbursing,  accounting  servicing  and transfer  agent for all of the
          Delaware Investments Funds.

          The following  persons serving as directors or officers of the Manager have held the following  positions  during the past two years.  Unless otherwise noted,  the principal  business address of the directors and officers  of the  Manager  is 2005  Market  Street,  Philadelphia,  PA
          19103-7094.

------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Name and Principal Business    Positions and Offices with    Positions and Offices with
Address                        Manager                       Registrant                         Other Positions and Offices Held
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Jude T. Driscoll               President/Chief Executive     Chairman/President/Chief           Mr. Driscoll has served in various
                               Officer                       Executive Officer                  executive capacities within Delaware
                                                                                                Investments

                                                                                                President/Chief Executive Officer
                                                                                                and Director -
                                                                                                Lincoln National Investments
                                                                                                Companies, Inc.

                                                                                                Director - HYPPCO Finance Company
                                                                                                Ltd.
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Ryan K. Brist                  Executive Vice                Executive Vice                     Mr. Brist has served in various
                               President/Managing            President/Managing                 executive capacities within Delaware
                               Director/Co-Head - Fixed      Director/Chief Investment          Investments
                               Income                        Officer - Fixed Income
                                                                                                Vice President - Lincoln National
                                                                                                Income Fund, Inc.
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
John C.E. Campbell             Executive Vice President/     Senior Vice President/Deputy       Mr. Campbell has served in various
                               Global Marketing & Client     Chief Investment Officer - Fixed   executive capacities within Delaware
                               Services                      Income                             Investments

                                                                                                President/Chief Executive Officer -
                                                                                                Optimum Fund Trust
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Patrick P. Coyne               Executive Vice President/     Executive Vice President/          Mr. Coyne has served in various
                               Managing Director/Chief       Managing Director/Chief            executive capacities within Delaware
                               Investment Officer - Fixed    Investment Officer - Fixed Income  Investments
                               Income
                                                                                                Managing Director - Fixed Income -
                                                                                                Lincoln National Investment
                                                                                                Companies, Inc.
------------------------------ ----------------------------- ---------------------------------- --------------------------------------
Philip N. Russo(1)             Executive Vice                None                               Mr. Russo has served in various
                               President/Chief Financial                                        executive capacities within Delaware
                               Officer                                                          Investments

------------------------------ ----------------------------- ---------------------------------- ------------------------------------
See Yeng Quek                  Executive Vice                Executive Vice                     Mr. Quek has served in various
                               President/Managing            President/Managing                 executive capacities within Delaware
                               Director/Chief Investment     Director/Chief Investment          Investments
                               Officer - Fixed Income        Officer - Fixed Income
                                                                                                Director/Trustee - HYPPCO Finance
                                                                                                Company Ltd.
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Douglas L. Anderson            Senior Vice                   None                               Mr. Anderson has served in various
                               President/Operations                                             executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Marshall T. Bassett            Senior Vice President/Chief   Senior Vice President/Chief        Mr. Bassett has served in various
                               Investment Officer -          Investment Officer - Emerging      executive capacities within Delaware
                               Emerging Growth               Growth                             Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Joseph Baxter                  Senior Vice President/Head    Senior Vice President/Head of      Mr. Baxter has served in various
                               of Municipal Bond             Municipal Bond Investments         executive capacities within Delaware
                               Investments                                                      Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Christopher S. Beck            Senior Vice                   Senior Vice President/Senior       Mr. Beck has served in various
                               President/Senior Portfolio    Portfolio Manager                  executive capacities within Delaware
                               Manager                                                          Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Michael P. Bishof              Senior Vice                   Chief Financial Officer            Mr. Bishof has served in various
                               President/Investment                                             executive capacities within Delaware
                               Accounting                                                       Investments

                                                                                                Chief Financial Officer - Lincoln
                                                                                                National Convertible Securities
                                                                                                Fund, Inc. and Lincoln National
                                                                                                Income Fund, Inc.
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Michael P. Buckley             Senior Vice                   Vice President/Portfolio           Mr. Buckley has served in various
                               President/Director of         Manager/Senior Municipal Bond      executive capacities within Delaware
                               Municipal Research            Analyst                            Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Stephen R. Cianci              Senior Vice                   Senior Vice President/Senior       Mr. Cianci has served in various
                               President/Senior Portfolio    Portfolio Manager                  executive capacities within Delaware
                               Manager                                                          Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Robert F. Collins              Senior Vice                   Vice President/Senior Portfolio    Mr. Collins has served in various
                               President/Senior Portfolio    Manager                            executive capacities within Delaware
                               Manager                                                          Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
George E. Deming               Senior Vice                   Senior Vice President/Senior       Mr. Deming has served in various
                               President/Senior Portfolio    Portfolio Manager                  executive capacities within Delaware
                               Manager                                                          Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Timothy G. Connors             Senior Vice President/Chief   Senior Vice President/Chief        Mr. Connors has served in various
                               Investment Officer - Value    Investment Officer - Value         executive capacities within Delaware
                               Investing                     Investing                          Investments

                                                                                                Senior Vice President/Chief
                                                                                                Investment Officer - Value Investing
                                                                                                of Lincoln National Investment
                                                                                                Companies, Inc.
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
John B. Fields                 Senior Vice                   Senior Vice President/Senior       Mr. Fields has served in various
                               President/Senior Portfolio    Portfolio Manager                  executive capacities within Delaware
                               Manager                                                          Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Brian Funk                     Senior Vice                   Vice President/Senior High Yield   Mr. Funk has served in various
                               President/Senior Research     Analyst                            executive capacities within Delaware
                               Analyst                                                          Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Brent C. Garrels               Senior Vice                   Vice President/High Yield Analyst  Mr. Garrels has served in various
                               President/Senior Research                                        executive capacities within Delaware
                               Analyst                                                          Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Paul Grillo                    Senior Vice                   Vice President/Senior Portfolio    Mr. Grillo has served in various
                               President/Senior Portfolio    Manager                            executive capacities within Delaware
                               Manager                                                          Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Jonathan Hatcher(2)            Senior Vice                   Senior Vice President/Senior       Mr. Hatcher has served in various
                               President/Senior Research     Research Analyst                   executive capacities within Delaware
                               Analyst                                                          Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Carolyn McIntyre(3)            Senior Vice President/Human   None                               Ms. McIntyre has served in various
                               Resources                                                        executive capacities within Delaware
                                                                                                Investments

                                                                                                Senior Vice President/Human
                                                                                                Resources - Lincoln National
                                                                                                Investment Companies, Inc.
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Francis X. Morris              Senior Vice                   Director, Fundamental              Mr. Morris has served in various
                               President/Director,           Research/Senior Portfolio Manager  executive capacities within Delaware
                               Fundamental Research/Senior                                      Investments
                               Portfolio Manager
------------------------------ ----------------------------- ---------------------------------- --------------------------------------
Brian L. Murray, Jr.(4)        Senior Vice President/Chief   Chief Compliance Officer           Mr. Murray has served in various
                               Compliance Officer                                               executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Susan L. Natalini              Senior Vice                   None                               Ms. Natalini has served in various
                               President/Global Marketing                                       executive capacities within Delaware
                               & Client Services                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
D. Tysen Nutt(5)               Senior Vice President/Head    Senior Vice President/Head of      Mr. Nutt has served in various
                               of Large Cap Value            Large Cap Value                    executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
David P. O'Connor              Senior Vice President/        Senior Vice President/Associate    Mr. O'Connor has served in various
                               General Counsel/Chief Legal   General Counsel/Assistant          executive capacities within Delaware
                               Officer                       Secretary                          Investments

                                                                                                Vice President/Associate General
                                                                                                Counsel/Assistant Secretary -
                                                                                                Lincoln National Investment
                                                                                                Companies, Inc.
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
John J. O'Connor               Senior Vice                   Senior Vice President/Treasurer    Mr. O'Connor has served in various
                               President/Investment                                             executive capacities within Delaware
                               Accounting                                                       Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Philip R. Perkins(6)           Senior Vice                   Senior Vice President/Senior       Mr. Perkins has served in various
                               President/Senior Portfolio    Portfolio Manager                  executive capacities within Delaware
                               Manager                                                          Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Timothy L. Rabe                Senior Vice                   Senior Vice President/Senior       Mr. Rabe has served in various
                               President/Senior Portfolio    Portfolio Manager                  executive capacities within Delaware
                               Manager/Head of High Yield                                       Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
James L. Shields               Senior Vice President/Chief   None                               Mr. Shields has served in various
                               Information Officer                                              executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Jeffrey S. Van Harte(7)        Senior Vice President/Chief   Senior Vice President/Chief        Mr. Van Harte has served in various
                               Investment Officer - Focus    Investment Officer - Focus Growth  executive capacities within Delaware
                               Growth                                                           Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Gary T. Abrams                 Vice President/Senior         None                               Mr. Abrams has served in various
                               Equity Trader                                                    executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Christopher S. Adams           Vice President/Portfolio      Vice President/Portfolio           Mr. Adams has served in various
                               Manager/Senior Equity         Manager/Senior Equity Analyst      executive capacities within Delaware
                               Analyst                                                          Investments
------------------------------ ----------------------------- ---------------------------------- --------------------------------------
Renee E. Anderson              Vice President/Senior         Vice President/Senior Equity       Ms. Anderson has served in various
                               Equity Analyst II             Analyst II                         executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- --------------------------------------
Damon J. Andres                Vice President/Senior Fixed   Vice President/Senior Fixed        Mr. Andres has served in various
                               Income Portfolio Manager I    Income Portfolio Manager           executive capacities within Delaware
                                                                                                Investments

                                                                                                Vice President - Lincoln National
                                                                                                Convertible Securities Fund, Inc.
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Richard E. Biester             Vice President/Equity Trader  None                               Mr. Biester has served in various
                                                                                                executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Christopher J. Bonavico(8)     Vice President/Senior         Vice President/Senior Portfolio    Mr. Bonavico has served in various
                               Portfolio Manager             Manager                            executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Vincent A. Brancaccio          Vice President/Senior         None                               Mr. Brancaccio has served in various
                               Equity Trader                                                    executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Edward J. Brennan              Vice President/Private        Assistant Vice President/Fixed     Mr. Brennan has served in various
                               Placement Analyst             Income Structural Analyst II       executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Kenneth F. Broad(9)            Vice President/Senior         Vice President/Senior Portfolio    Mr. Broad has served in various
                               Portfolio Manager             Manager                            executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Mary Ellen M. Carrozza         Vice President/Client         Vice President/Client Services     Ms. Carrozza has served in various
                               Services                                                         executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Stephen G. Catricks            Vice President/Equity         Vice President/Equity Analyst II   Mr. Catricks has served in various
                               Analyst II                                                       executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
David F. Connor                Vice President/Deputy         Vice President/Deputy General      Mr. Connor serves as:
                               General Counsel/Secretary     Counsel/Secretary
                                                                                                Vice President/Deputy General
                                                                                                Counsel/Assistant Secretary -
                                                                                                Lincoln National Investment
                                                                                                Companies, Inc.

                                                                                                Secretary - Lincoln National
                                                                                                Convertible Securities Fund, Inc.
                                                                                                and Lincoln National Income Fund,
                                                                                                Inc.
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Stephen J. Czepiel             Vice President/Senior Fixed   None                               Mr. Czepiel has served in various
                               Income Trader                                                    executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Joseph F. DeMichele            Vice President/High Grade     None                               Mr. DeMichele has served in various
                               Trading                                                          executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Christopher M. Ericksen(10)    Vice President/Portfolio      Vice President/Portfolio Manager   Mr. Ericksen has served in various
                               Manager                                                          executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Joel A. Ettinger               Vice President/Taxation       Vice President/Taxation            Mr. Ettinger has served in various
                                                                                                executive capacities within Delaware
                                                                                                Investments

                                                                                                Vice President/Taxation - Lincoln
                                                                                                National Investment Companies, Inc.
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Phoebe W. Figland              Vice President/Investment     Vice President/Investment          Ms. Figland has served in various
                               Accounting                    Accounting                         executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Joseph Fiorilla                Vice President/Trading        None                               Mr. Fiorilla has served in various
                               Operations                                                       executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Charles E. Fish                Vice President/Senior         None                               Mr. Fish has served in various
                               Equity Trader                                                    executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Clifford M. Fisher(11)         Vice President/Senior Bond    None                               Mr. Fisher has served in various
                               Trader                                                           executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Patrick G. Fortier(12)         Vice President/Senior         Vice President/Senior Portfolio    Mr. Fortier has served in various
                               Portfolio Manager             Manager                            executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- --------------------------------------
Denise A. Franchetti           Vice President/Portfolio      Vice President/Portfolio           Ms. Franchetti has served in various
                               Manager/Municipal Bond        Manager/Municipal Bond Credit      executive capacities within Delaware
                               Credit Analyst                Analyst                            Investments
------------------------------ ----------------------------- ---------------------------------- --------------------------------------
James A. Furgele               Vice President/Investment     Vice President/Investment          Mr. Furgele has served in various
                               Accounting                    Accounting                         executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Daniel V. Geatens              Vice President/Investment     Vice President/Investment          Mr. Geatens has served in various
                               Accounting                    Accounting                         executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Stuart M. George               Vice President/Equity Trader  None                               Mr. George has served in various
                                                                                                executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Barry S. Gladstein             Vice President/Portfolio      Vice President/Equity Analyst      Mr. Gladstein has served in various
                               Analyst                                                          executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Brian T. Hannon                Vice President/Senior         Vice President/Senior Portfolio    Mr. Hannon has served in various
                               Portfolio Manager             Manager                            executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Lisa L. Hansen(13)             Vice President/Head Trader    Vice President/Head Trader of      Ms. Hansen has served in various
                               of Focus Growth Equity        Focus Growth Equity Trading        executive capacities within Delaware
                               Trading                                                          Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Gregory M. Heywood(14)         Vice President/Senior         Vice President/Senior Research     Mr. Heywood has served in various
                               Research Analyst              Analyst                            executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Michael E. Hughes              Vice President/Senior         Vice President/Senior Equity       Mr. Hughes has served in various
                               Equity Analyst I              Analyst I                          executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Jeffrey W. Hynoski             Vice President/Portfolio      Vice President/Portfolio Manager   Mr. Hynoski has served in various
                               Manager                                                          executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Jordan L. Irving(15)           Vice President/Senior         Vice President/Senior Portfolio    Mr. Irving has served in various
                               Portfolio Manager             Manager                            executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Cynthia Isom                   Vice President/Senior         Vice President/Portfolio Manager   Ms. Isom has served in various
                               Portfolio Manager                                                executive capacities within Delaware
                                                                                                Investments

------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Kenneth R. Jackson             Vice President/Equity         Vice President/Equity Analyst      Mr. Jackson has served in various
                               Analyst                                                          executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Andrew Kronschnabel            Vice President/High Grade     None                               Mr. Kronschnabel has served in
                               Trader                                                           various executive capacities within
                                                                                                Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Roseanne L. Kropp              Vice President/Senior Fund    Vice President/Senior Fund         Ms. Kropp has served in various
                               Analyst II/High Yield         Analyst II/High Yield              executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Nikhil G. Lalvani              Vice President/Senior         Vice President/Senior Equity       Mr. Lalvani has served in various
                               Equity Analyst I              Analyst I                          executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Steven T. Lampe                Vice President/Portfolio      Vice President/Portfolio Manager   Mr. Lampe has served in various
                               Manager                                                          executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Alfio Leone IV                 Vice President/High Grade     None                               Mr. Leone has served in various
                               Trader                                                           executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Anthony A. Lombardi(16)        Vice President/Senior         Vice President/Senior Portfolio    Mr. Lombardi has served in various
                               Portfolio Manager             Manager                            executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Charles (Tom) T. McClintic     Vice President/High Yield     None                               Mr. McClintic has served in various
                               Trader                                                           executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Andrew M. McCullagh, Jr.       Vice President/Senior         Vice President/Senior Portfolio    Mr. McCullagh has served in various
                               Portfolio Manager             Manager                            executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Michael S. Morris              Vice President/Portfolio      Vice President/Senior Equity       Mr. Morris has served in various
                               Manager                       Analyst                            executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Scott Moses                    Vice President/Fixed Income   None                               Mr. Moses has served in various
                               Trader                                                           executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
John R. Murray                 Vice President/Senior         None                               Mr. Murray has served in various
                               Equity Analyst                                                   executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Philip O. Obazee               Vice President/Derivatives    Vice President/Derivatives         Mr. Obazee has served in various
                               Manager                       Manager                            executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Donald G. Padilla              Vice President/Equity         Vice President/Equity Analyst II   Mr. Padilla has served in various
                               Analyst II                                                       executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- --------------------------------------
Daniel J. Prislin(17)          Vice President/Senior         Vice President/Senior Portfolio    Mr. Prislin has served in various
                               Portfolio Manager             Manager                            executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Craig S. Remsen                Vice President/Research       None                               Mr. Remsen has served in various
                               Analyst                                                          executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Joseph T. Rogina               Vice President/Equity Trader  None                               Mr. Rogina has served in various
                                                                                                executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Richard Salus                  Vice President/Deputy         None                               Mr. Salus has served in various
                               Controller                                                       executive capacities within Delaware
                                                                                                Investments

                                                                                                Vice President/Deputy Controller -
                                                                                                Lincoln National Investment
                                                                                                Companies, Inc.
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Kevin C. Schildt               Vice President/Senior         Vice President/Senior Research     Mr. Schildt has served in various
                               Municipal Credit Analyst      Analyst                            executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Richard D. Seidel              Vice President/Assistant      None                               Mr. Seidel has served in various
                               Controller/Manager - Payroll                                     executive capacities within Delaware
                                                                                                Investments

                                                                                                Vice President/Assistant
                                                                                                Controller/Manager - Payroll -
                                                                                                Lincoln National Investment
                                                                                                Companies, Inc.
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Thomas Socha                   Vice President/Senior Fixed   Vice President/Senior Fixed        Mr. Socha has served in various
                               Income Analyst                Income Analyst                     executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Brenda L. Sprigman             Vice President/Business       None                               Ms. Sprigman has served in various
                               Manager - Fixed Income                                           executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Matthew J. Stephens            Vice President/Senior High    Vice President/Senior High Grade   Mr. Stephens has served in various
                               Grade Analyst                 Analyst                            executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Michael T. Taggart             Vice President/Facilities &   None                               Mr. Taggart has served in various
                               Administrative Services                                          executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Matthew Todorow(18)            Vice President/Portfolio      Vice President/Portfolio Manager   Mr. Todorow has served in various
                               Manager                                                          executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Spencer M. Tullo               Vice President/Fixed Income   None                               Mr. Tullo has served in various
                               Trader                                                           executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Robert A. Vogel, Jr.(19)       Vice President/Senior         Vice President/Senior Portfolio    Mr. Vogel has served in various
                               Portfolio Manager             Manager                            executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Lori P. Wachs                  Vice President/Portfolio      Vice President/Portfolio Manager   Ms. Wachs has served in various
                               Manager                                                          executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Laura A. Wagner                Vice President/Investment     Vice President/Investment          Ms. Wagner has served in various
                               Accounting                    Accounting                         executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
James J. Wright                Vice President/Senior         Vice President/Senior Equity       Mr. Wright has served in various
                               Equity Analyst                Analyst                            executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

(1)  Vice  President  of  Finance,   Prudential  Investment  Management,   Inc.,
     1998-2004.

(2)  Senior Research Analyst, Strong Capital Management, 2000-2002.

(3)  Head of Human Resources, Lincoln Life, 2001-2003.

(4)  Associate General Counsel, Franklin Templeton Investments, 1998-2002.

(5)  Managing   Director/U.S.   Active  Large-Cap  Value  Team,  Merrill  Lynch,
     1994-2004.

(6)  Managing Director/Global Markets, Deutsche Bank, 1998-2003.

(7)  Principal/Executive  Vice President,  Transamerica  Investment  Management,
     LLC, 1980-2005.

(8)  Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     1993-2005.

(9)  Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     2000-2005.

(10) Portfolio Manager, Transamerica Investment Management, LLC, 2004-2005; Vice
     President/Portfolio Manager, Goldman Sachs 1994-2004.

(11) Vice President/Municipal Bond, Advest, Inc., 1999-2002.

(12) Portfolio Manager, Transamerica Investment Management, LLC, 2000-2005.

(13) Principal/Portfolio    Manager/Senior   Trader,   Transamerica   Investment
     Management, LLC, 1997-2005.

(14) Senior  Research  Analyst,   Transamerica   Investment   Management,   LLC,
     2004-2005;  Senior Analyst, Wells Capital Management, LLC 2003-2004; Senior
     Analyst, Montgomery Asset Management 1996-2003.

(15) Vice President/U.S. Active Large-Cap Value Team, Merrill Lynch, 1998-2004.

(16) Director/U.S. Active Large-Cap Value Team, Merrill Lynch, 1998-2004.

(17) Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     1998-2005.

(18) Executive Director/Portfolio Manager, Morgan Stanley Investment Management,
     1994-2003.

(19) Director/U.S. Active Large-Cap Value Team, Merrill Lynch, 1992-2004.

Item 27.  Principal Underwriters.

          (a)(1)  Delaware  Distributors,  L.P.  serves as principal underwriter for  all  the mutual funds in the Delaware  Investments Family of Funds.

          (a)(2)  Information  with  respect to each  officer and partner of the principal underwriter and the Registrant  is  provided  below.
                  Unless otherwise noted, the principal business address of each officer  and  partner  of Delaware  Distributors, L.P. is 2005
                  Market Street, Philadelphia, PA 19103-7094.

---------------------------------------- ---------------------------------------------- --------------------------------------------
Name and Principal Business Address      Positions and Offices with Underwriter         Positions and Offices with Registrant
---------------------------------------- ---------------------------------------------- --------------------------------------------
Delaware Distributors, Inc.              General Partner                                None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Delaware Capital Management              Limited Partner                                None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Delaware Investment Advisers             Limited Partner                                None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Kevin J. Lucey                           President/Chief Executive Officer              None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Philip N. Russo                          Executive Vice President                       None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Douglas L. Anderson                      Senior Vice President/Operations               None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Michael P. Bishof                        Senior Vice President/Investment Accounting    Senior Vice President/Chief Financial
                                                                                        Officer
---------------------------------------- ---------------------------------------------- --------------------------------------------
Jeffrey M. Kellogg                       Senior Vice President/Senior Product           None
                                         Manager/Communications Manager
---------------------------------------- ---------------------------------------------- --------------------------------------------
Deb Landsman-Yaros                       Senior Vice President/Head of Retail           None
                                         Investor Services
---------------------------------------- ---------------------------------------------- --------------------------------------------
Thomas M. McConnell                      Senior Vice President/Senior 529 Plans         None
                                         Product Manager
---------------------------------------- ---------------------------------------------- --------------------------------------------
Carolyn McIntyre                         Senior Vice President/Human Resources          None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Brian L. Murray, Jr.                     Senior Vice President/Compliance               Senior Vice President/Chief Compliance
                                                                                        Officer
---------------------------------------- ---------------------------------------------- --------------------------------------------
David P. O'Connor                        Senior Vice President/Strategic Investment     Senior Vice President/Strategic Investment
                                         Relationships and Initiatives/General Counsel  Relationships and Initiatives/General
                                                                                        Counsel/Chief Legal Officer
---------------------------------------- ---------------------------------------------- --------------------------------------------
Daniel J. Perullo                        Senior Vice President/Eastern Director,        None
                                         Institutional Sales
---------------------------------------- ---------------------------------------------- --------------------------------------------
Robert E. Powers                         Senior Vice President/Senior Domestic Sales    None
                                         Manager
---------------------------------------- ---------------------------------------------- --------------------------------------------
Richard Salus                            Senior Vice President/Controller/              None
                                         Treasurer/Financial Operations Principal
---------------------------------------- ---------------------------------------------- --------------------------------------------
James L. Shields                         Senior Vice President/Chief Information        None
                                         Officer
---------------------------------------- ---------------------------------------------- --------------------------------------------
Trevor M. Blum                           Vice President/Senior Consultant               None
                                         Relationship Manager
---------------------------------------- ---------------------------------------------- --------------------------------------------
E. Zoe Bradley                           Vice President/Product Management Manager      None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Mel Carrozza                             Vice President/Client Services                 None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Anthony G. Ciavarelli                    Vice President/Counsel/Assistant Secretary     Vice President/Associate General
                                                                                        Counsel/Assistant Secretary
---------------------------------------- ---------------------------------------------- --------------------------------------------
Elisa C. Colkitt                         Vice President/Broker Dealer Operations &      None
                                         Service Support
---------------------------------------- ---------------------------------------------- --------------------------------------------
David F. Connor                          Vice President/Deputy General                  Vice President/Deputy General
                                         Counsel/Secretary                              Counsel/Secretary
---------------------------------------- ---------------------------------------------- --------------------------------------------
Joel A. Ettinger                         Vice President/Taxation                        Vice President/Taxation
---------------------------------------- ---------------------------------------------- --------------------------------------------
Edward M. Grant                          Vice President/Senior Domestic Sales Manager   None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Audrey Kohart                            Vice President/Financial Planning and          None
                                         Reporting
---------------------------------------- ---------------------------------------------- --------------------------------------------
Josephine O'Brien                        Vice President/RFP Group Manager               None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Robinder Pal                             Vice President/Senior Retail                   None
                                         e-Business/Production Services Manager
---------------------------------------- ---------------------------------------------- --------------------------------------------
Marlene D. Petter                        Vice President/Marketing Communications        None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Christian Reimer                         Vice President/529 Plans Product Manager       None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Richard D. Seidel                        Vice President/Assistant                       None
                                         Controller/Assistant Treasurer
---------------------------------------- ---------------------------------------------- --------------------------------------------
Michael T. Taggart                       Vice President/Facilities & Administrative     None
                                         Services
--------------------------------------- ---------------------------------------------- ---------------------------------------------
Molly Thompson                           Vice President/Associate Product Management    None
                                         Manager
---------------------------------------- ---------------------------------------------- --------------------------------------------
Kathryn R. Williams                      Vice President/Senior Counsel/Assistant        Vice President/Associate General
                                         Secretary                                      Counsel/Assistant Secretary
---------------------------------------- ---------------------------------------------- --------------------------------------------

          (b)(1) Lincoln Financial Distributors,  Inc. (LFD) serves as financial intermediary  wholesaler  for  all  the  mutual  funds  in  the
                 Delaware Investments Family of Funds.

          (b)(2) Information with respect to each officer and partner of LFD and the Registrant is provided below.  Unless  otherwise  noted,  the principal  business address of each officer and partner of LFD is
               2001 Market Street, Philadelphia, PA 19103-7055.

-------------------------------------------- ----------------------------------------- ------------------------------------------
Name and Principal Business Address          Positions and Office with LFD               Positions and Offices with Registrant
-------------------------------------------- ----------------------------------------- ------------------------------------------
Westley V. Thompson                          President and Chief Executive Officer                       None
-------------------------------------------- ----------------------------------------- ------------------------------------------
David M. Kittredge                           Senior Vice President                                       None
-------------------------------------------- ----------------------------------------- ------------------------------------------
William C. Miller                            Senior Vice President                                       None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Terrance Mullen                              Senior Vice President                                       None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Donald Roberson                              Senior Vice President                                       None
-------------------------------------------- ----------------------------------------- ------------------------------------------
David L. Ahrendt(3)                          Vice President                                              None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Duane L. Bernt(2)                            Vice President and Treasurer                                None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Nancy Briguglio                              Vice President                                              None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Patrick J. Caulfield(1)                      Vice President and Chief Compliance                         None
                                             Officer
-------------------------------------------- ----------------------------------------- ------------------------------------------
Daniel P. Hickey(2)                          Vice President                                              None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Karina Istvan                                Vice President                                              None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Rochelle Krombolz                            Vice President                                              None
-------------------------------------------- ----------------------------------------- ------------------------------------------
William Lamoin                               Vice President                                              None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Diane McCarthy                               Vice President, Chief Financial Officer                     None
                                             and Chief Administrative Officer
-------------------------------------------- ----------------------------------------- ------------------------------------------
Henry Orvin                                  Vice President                                              None
-------------------------------------------- ----------------------------------------- ------------------------------------------
James Ryan                                   Vice President                                              None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Gregory Smith                                Vice President                                              None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Marjorie Snelling                            Vice President                                              None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Marilyn K. Ondecker(3)                       Secretary                                                   None
-------------------------------------------- ----------------------------------------- ------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
(1) 350 Church Street, Hartford, CT 06103

(2) 1500 Market Street, Philadelphia, PA 19103

(3) 1300 Clinton Street, Fort Wayne, IN 46802
---------------------------------------------------------------------------------------------------------------------------------

          (c)      Not applicable.

Item 28.  Location of Accounts and Records.

          All accounts and records  required to be  maintained by Section 31 (a)
          of the Investment Company Act of 1940 and the rules under that section are maintained in Philadelphia at 2005 Market Street, Philadelphia, PA
          19103-19103.

Item 29.  Management Services.  None.

Item 30.  Undertakings.  Not applicable.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities Act of 1933 and the Investment
Company  Act  of  1940,  the  Registrant  certifies  that  it  meets  all of the requirements for effectiveness of this Registration  Statement under Rule 485(b)
under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the
City of Philadelphia and Commonwealth of Pennsylvania on this 28th day of March,
2006.

                                           DELAWARE GROUP EQUITY FUNDS II

                                           By:    /s/ Jude T. Driscoll
                                                  Jude T. Driscoll
                                                      Chairman

Pursuant to the  requirements of the Securities Act of 1933,  this  Registration
Statement has been signed below by the following  persons in the  capacities and on the dates indicated:

   Signature                              Title                        Date

/s/ Jude T. Driscoll            Chairman/President/Chief          March 28, 2006
Jude T. Driscoll                Executive Officer (Principal
                                Executive Officer) and Trustee

/s/ Thomas L. Bennett    *      Trustee                           March 28, 2006
Thomas L. Bennett

/s/ John A. Fry          *      Trustee                           March 28, 2006
John A. Fry

/s/ Anthony D. Knerr     *      Trustee                           March 28, 2006
Anthony D. Knerr

/s/ Lucinda S. Landreth  *      Trustee                           March 28, 2006
Lucinda S. Landreth

/s/ Ann R. Leven         *      Trustee                           March 28, 2006
Ann R. Leven

/s/ Thomas F. Madison    *      Trustee                           March 28, 2006
Thomas F. Madison

/s/ Janet L. Yeomans     *      Trustee                           March 28, 2006
Janet L. Yeomans

/s/ J. Richard Zecher    *      Trustee                           March 28, 2006
J. Richard Zecher

/s/ Michael P. Bishof    *      Senior Vice President/Chief       March 28, 2006
Michael P. Bishof               Financial Officer (Principal
                                Financial Officer)

                           * By: /s/ Jude T. Driscoll
                                Jude T. Driscoll
                             as Attorney-in-Fact for
                          each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    EXHIBITS
                                       TO
                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS

Exhibit No.         Exhibit

EX-99.b.            Amended and Restated By-Laws (May 19, 2005)

EX-99.e.1.iii.      Executed Amendment No. 1 (October 31, 2005) to Appendix A to
                    Second   Amended   and   Restated   Financial   Intermediary
                    Distribution Agreement

EX-99.e.5.          Bank/Trust Agreement (August 2004)

EX-99.h.1.iii.      Executed Schedule B (May 19, 2005) to Shareholder Services
                    Agreement

EX-99.h.2.i.        Executed  Schedule B  (May 19, 2005) to Delaware Investments
                    Family of Funds Fund Accounting Agreement

EX-99.h.2.ii.       Executed  Amendment  No. 30 (October 31, 2005) to Schedule A
                    to  Delaware  Investments  Family of Funds  Fund  Accounting
                    Agreement

EX-99.h.3.          Form of Distribution Expense Limitation Letter (March 28,
                    2006) between Delaware Distributors, L.P. and the Registrant

EX-99.h.4.          Form of Investment Advisory Expense Limitation Letter (March
                    28, 2006) between Delaware Management Company, a series of
                    Delaware Management Business Trust and the Registrant

EX-99.j.            Consent of  Independent Registered  Public  Accounting  Firm
                    (March 2006)

EX-99.m.4.          Plan under Rule 12b-1 (May 15, 2003) for each Fund's R Class

EX-99.n.            Plan under Rule 18f-3 (October 31, 2005)

EX-99.p.1.          Code of Ethics for the Delaware Investments  Family of Funds
                    (February 2006)

EX-99.p.2.          Code of Ethics for Delaware Investments (Delaware Management
                    Company, a series of Delaware Management Business Trust, and
                    Delaware Distributors, L.P.) (February 2006)

EX-99.p.3.          Code  of  Ethics  for Lincoln  Financial  Distributors, Inc.
                    (December 2005)

EX-99.q.            Powers of Attorney (May 18, 2005)